                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................      41
Statement of Assets and Liabilities.........................      42
Statement of Operations.....................................      58
Statement of Changes in Net Assets..........................      66
Notes to Financial Statements...............................      80

The Semi-Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Basic Value Portfolio - Initial and Service Classes
  Bond Portfolio - Initial and Service Classes
  Capital Appreciation Portfolio - Initial and Service
    Classes
  Cash Management Portfolio
  Common Stock Portfolio - Initial and Service Classes
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Initial and Service Classes
  Developing Growth Portfolio - Initial and Service Classes
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial and Service Classes
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Initial and Service
    Classes
  Income & Growth Portfolio - Initial and Service Classes
  International Equity Portfolio - Initial and Service
    Classes
  Large Cap Growth Portfolio - Initial and Service Classes
  Mid Cap Core Portfolio - Initial and Service Classes
  Mid Cap Growth Portfolio - Initial and Service Classes
  Mid Cap Value Portfolio - Initial and Service Classes
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Initial and Service Classes
  Small Cap Growth Portfolio - Initial and Service Classes
  Total Return Portfolio - Initial and Service Classes
  Value Portfolio - Initial and Service Classes
Alger American Small Capitalization - Class O and Class S
  Shares
Calvert Social Balanced
Columbia Small Cap Value Fund, Variable Series - Class B
  (formerly Colonial Small Cap Value Fund, Variable
  Series - Class B)
Dreyfus IP Technology Growth - Initial and Service Shares
Fidelity(R) VIP Contrafund(R) - Initial and Service Class 2
Fidelity(R) VIP Equity-Income - Initial and Service Class 2
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Institutional and Service
  Shares
Janus Aspen Series Worldwide Growth - Institutional and
  Service Shares
MFS(R) Investors Trust Series - Initial and Service Classes
MFS(R) Research Series - Initial and Service Classes
MFS(R) Utilities Series - Initial and Service Classes
Neuberger Berman AMT Mid-Cap Growth - Class I and Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio and Portfolio II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND SEMI-ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2006 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. Additionally, some of the portfolio managers discuss the performance of their respective portfolios during the period.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to speak with your Registered Representative. He or she can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to help you plan for your financial goals. We appreciate the trust you have placed in us, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and to the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2006

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER             INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares       5/1/02       6/2/03
Calvert Social Balanced                                     9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                      6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares            12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares             12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99       6/2/03
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                    6/2/03       6/2/03
MainStay VP Bond -- Service Class                           6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class           6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                 1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                   6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Service Class                    6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class              6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Service Class                     6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                6/2/03       6/2/03
MainStay VP International Equity -- Service Class           6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                  6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class               6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class               6/2/03       6/2/03
MainStay VP Total Return -- Service Class                   6/2/03       6/2/03
MainStay VP Value -- Service Class                          6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class              5/1/00       6/2/03
MFS(R) Research Series -- Service Class                     5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                    5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03       6/2/03
Royce Micro-Cap Portfolio                                 12/27/96       5/1/05
Royce Small-Cap Portfolio                                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                4/30/02       6/2/03
Van Eck Worldwide Hard Assets                               9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares             7/1/99       5/1/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      22.23     20.71       N/A       N/A        19.96
Calvert Social Balanced                                     2.91      6.39      1.49      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                     14.74     19.59     11.85       N/A        11.69
Dreyfus IP Technology Growth -- Service Shares              5.57      5.22     (5.14)      N/A         4.44
Fidelity(R) VIP Contrafund(R) -- Service Class 2           15.53     16.16      7.98      9.91        15.94
Fidelity(R) VIP Equity-Income -- Service Class 2           10.85     11.63      3.47      6.85        10.85
Fidelity(R) VIP Mid Cap -- Service Class 2                 20.63     24.12     13.38       N/A        20.99
Janus Aspen Series Balanced -- Service Shares               6.61      6.77      2.94       N/A         6.19
Janus Aspen Series Worldwide Growth -- Service Shares       8.55      7.50     (3.06)      N/A         7.29
MainStay VP Balanced -- Service Class                       3.82       N/A       N/A       N/A         5.76
MainStay VP Basic Value -- Service Class                    9.64     11.01      2.02       N/A        10.01
MainStay VP Bond -- Service Class                          (2.37)     0.29      3.18      4.23         0.13
MainStay VP Capital Appreciation -- Service Class           5.73      7.01     (3.45)     2.83         6.06
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                  2.61      0.66      0.45      2.12         2.29
MainStay VP Common Stock -- Service Class                   8.18     10.57      0.21      6.30        10.14
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (0.39)
MainStay VP Convertible -- Service Class                    8.81      7.62      3.41       N/A         7.18
MainStay VP Developing Growth -- Service Class             20.14     13.32      2.49       N/A        12.66
MainStay VP Floating Rate -- Service Class                  3.20       N/A       N/A       N/A         2.19
MainStay VP Government -- Service Class                    (2.24)    (0.23)     2.53      3.91        (0.52)
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        (0.07)
MainStay VP High Yield Corporate Bond -- Service Class      4.55      8.75      9.40      7.08         9.24
MainStay VP Income & Growth -- Service Class                5.37      9.98      1.96       N/A         8.65
MainStay VP International Equity -- Service Class          18.22     16.77      9.54      5.97        16.10
MainStay VP Large Cap Growth -- Service Class               7.59      3.16     (4.31)      N/A         2.71
MainStay VP Mid Cap Core -- Service Class                  12.92     19.52      8.79       N/A        18.54
MainStay VP Mid Cap Growth -- Service Class                16.18     20.59      5.97       N/A        20.54
MainStay VP Mid Cap Value -- Service Class                  7.91     14.26      5.51       N/A        12.83
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.24)
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A         0.47
MainStay VP S&P 500 Index(5) -- Service Class               6.73      9.09      0.55      6.26         8.43
MainStay VP Small Cap Growth -- Service Class               8.05     12.14      2.08       N/A        12.08
MainStay VP Total Return -- Service Class                   4.67      6.38      0.76      4.49         5.67
MainStay VP Value -- Service Class                          9.40     12.16      2.90      5.81        11.36
MFS(R) Investors Trust Series -- Service Class              6.69      8.66      0.04       N/A         7.68
MFS(R) Research Series -- Service Class                     4.67     10.03     (0.50)      N/A         9.38
MFS(R) Utilities Series -- Service Class                   15.15     20.78      6.10       N/A        22.71
Neuberger Berman AMT Mid-Cap Growth -- Class S             17.13     15.44       N/A       N/A        14.05
Royce Micro-Cap Portfolio                                  26.31     20.06     12.05       N/A        29.12
Royce Small-Cap Portfolio                                   8.58     20.07     10.53       N/A        13.66
T. Rowe Price Equity Income Portfolio -- II                 7.85     10.97       N/A       N/A        10.21
Van Eck Worldwide Hard Assets                              49.00     41.69     21.58      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class II         35.40     31.75       N/A       N/A        32.21
Victory VIF Diversified Stock -- Class A Shares             8.67     11.24      1.85       N/A         9.44
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      15.23     19.08       N/A       N/A        18.60
Calvert Social Balanced                                    (3.57)     4.29      0.56      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                      7.74     17.94     11.20       N/A         7.61
Dreyfus IP Technology Growth -- Service Shares             (1.09)     3.07     (6.01)      N/A         2.62
Fidelity(R) VIP Contrafund(R) -- Service Class 2            8.53     14.40      7.23      9.91        14.48
Fidelity(R) VIP Equity-Income -- Service Class 2            3.87      9.72      2.59      6.85         9.25
Fidelity(R) VIP Mid Cap -- Service Class 2                 13.63     22.59     12.77       N/A        19.20
Janus Aspen Series Balanced -- Service Shares              (0.10)     4.68      2.03       N/A         4.44
Janus Aspen Series Worldwide Growth -- Service Shares       1.71      5.44     (3.95)      N/A         5.57
MainStay VP Balanced -- Service Class                      (2.72)      N/A       N/A       N/A         0.02
MainStay VP Basic Value -- Service Class                    2.73      9.08      1.08       N/A         8.38
MainStay VP Bond -- Service Class                          (8.52)    (1.86)     2.28      4.23        (1.66)
MainStay VP Capital Appreciation -- Service Class          (0.94)     4.93     (4.33)     2.83         4.30
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                 (3.86)    (1.50)    (0.47)     2.12         2.29
MainStay VP Common Stock -- Service Class                   1.37      8.62     (0.70)     6.30         8.51
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (6.67)
MainStay VP Convertible -- Service Class                    1.95      5.56      2.52       N/A         5.46
MainStay VP Developing Growth -- Service Class             13.14     11.47      1.57       N/A        11.10
MainStay VP Floating Rate -- Service Class                 (3.30)      N/A       N/A       N/A        (3.35)
MainStay VP Government -- Service Class                    (8.40)    (2.37)     1.61      3.91        (2.30)
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        (6.37)
MainStay VP High Yield Corporate Bond -- Service Class     (2.03)     6.74      8.70      7.08         7.59
MainStay VP Income & Growth -- Service Class               (1.27)     8.01      1.03       N/A         6.96
MainStay VP International Equity -- Service Class          11.22     15.04      8.84      5.97        14.65
MainStay VP Large Cap Growth -- Service Class               0.82      0.94     (5.19)      N/A         0.87
MainStay VP Mid Cap Core -- Service Class                   5.92     17.87      8.06       N/A        17.16
MainStay VP Mid Cap Growth -- Service Class                 9.18     18.96      5.16       N/A        19.20
MainStay VP Mid Cap Value -- Service Class                  1.11     12.45      4.69       N/A        11.29
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A        (6.52)
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        (5.86)
MainStay VP S&P 500 Index(5) -- Service Class               0.01      7.09     (0.37)     6.26         6.76
MainStay VP Small Cap Growth -- Service Class               1.24     10.25      1.14       N/A        10.52
MainStay VP Total Return -- Service Class                  (1.92)     4.28     (0.16)     4.49         3.90
MainStay VP Value -- Service Class                          2.51     10.28      1.99      5.81         9.77
MFS(R) Investors Trust Series -- Service Class             (0.03)     6.65     (0.88)      N/A         5.96
MFS(R) Research Series -- Service Class                    (1.92)     8.07     (1.41)      N/A         7.72
MFS(R) Utilities Series -- Service Class                    8.15     19.15      5.30       N/A        20.78
Neuberger Berman AMT Mid-Cap Growth -- Class S             10.13     13.67       N/A       N/A        12.23
Royce Micro-Cap Portfolio                                  19.31     18.42     11.40       N/A        23.30
Royce Small-Cap Portfolio                                   1.74     18.43      9.85       N/A         7.72
T. Rowe Price Equity Income Portfolio -- II                 1.06      9.04       N/A       N/A         8.59
Van Eck Worldwide Hard Assets                              42.00     40.52     21.12      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class II         28.40     30.39       N/A       N/A        31.11
Victory VIF Diversified Stock -- Class A Shares             1.83      9.32      0.92       N/A         6.44
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(4)
Alger American Small Capitalization -- Class O Shares      9/21/88      10/1/96
Calvert Social Balanced                                     9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                      6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares             8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class              1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class             10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares        9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                   9/13/93      10/1/96
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                    5/1/98       5/1/98
MainStay VP Bond -- Initial Class                          1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class          1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                 1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                  1/23/84       5/1/95
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                   10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class              5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Initial Class                    1/29/93       5/1/95
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class      5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                5/1/98       5/1/98
MainStay VP International Equity -- Initial Class           5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class               5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                   7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                 7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                  7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class              1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class               7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                  1/29/93       5/1/95
MainStay VP Value -- Initial Class                          5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class             10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                    7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                    5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03       6/2/03
Royce Micro-Cap Portfolio                                 12/27/96       5/1/05
Royce Small-Cap Portfolio                                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                      3/31/94       5/1/98
Van Eck Worldwide Hard Assets                               9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I          10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares             7/1/99       5/1/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares      22.47     20.98      5.54      2.27         2.30
Calvert Social Balanced                                     2.91      6.39      1.49      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                     14.74     19.59     11.85       N/A        11.69
Dreyfus IP Technology Growth -- Initial Shares              5.84      5.45     (4.89)      N/A        (3.10)
Fidelity(R) VIP Contrafund(R) -- Initial Class             15.81     16.45      8.25     10.11         9.88
Fidelity(R) VIP Equity-Income -- Initial Class             11.12     11.88      3.73      7.05         6.97
Fidelity(R) VIP Mid Cap -- Service Class 2                 20.63     24.12     13.38       N/A        20.99
Janus Aspen Series Balanced -- Institutional Shares         6.85      7.03      3.19      8.85         8.47
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                    8.82      7.76     (2.82)     5.06         4.90
MainStay VP Balanced -- Service Class                       3.82       N/A       N/A       N/A         5.76
MainStay VP Basic Value -- Initial Class                    9.88     11.27      2.25       N/A         2.39
MainStay VP Bond -- Initial Class                          (2.10)     0.55      3.44      4.50         4.28
MainStay VP Capital Appreciation -- Initial Class           6.03      7.28     (3.20)     3.10         5.21
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                  2.61      0.66      0.45      2.12         2.29
MainStay VP Common Stock -- Initial Class                   8.49     10.85      0.47      6.56         8.28
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (0.39)
MainStay VP Convertible -- Initial Class                    9.08      7.89      3.66       N/A         6.82
MainStay VP Developing Growth -- Initial Class             20.48     13.62      2.73       N/A         0.40
MainStay VP Floating Rate -- Service Class                  3.20       N/A       N/A       N/A         2.19
MainStay VP Government -- Initial Class                    (1.96)     0.03      2.79      4.14         3.98
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        (0.07)
MainStay VP High Yield Corporate Bond -- Initial Class      4.84      9.03      9.67      7.34         8.07
MainStay VP Income & Growth -- Initial Class                5.60     10.23      2.21       N/A         2.02
MainStay VP International Equity -- Initial Class          18.49     17.05      9.81      6.24         7.01
MainStay VP Large Cap Growth -- Initial Class               7.85      3.41     (4.07)      N/A         2.50
MainStay VP Mid Cap Core -- Initial Class                  13.20     19.82      9.06       N/A         9.07
MainStay VP Mid Cap Growth -- Initial Class                16.48     20.89      6.23       N/A         6.24
MainStay VP Mid Cap Value -- Initial Class                  8.19     14.55      5.78       N/A         5.78
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.24)
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A         0.47
MainStay VP S&P 500 Index(5) -- Initial Class               7.03      9.37      0.81      6.54         8.13
MainStay VP Small Cap Growth -- Initial Class               8.31     12.41      2.33       N/A         2.33
MainStay VP Total Return -- Initial Class                   4.98      6.66      1.02      4.77         5.91
MainStay VP Value -- Initial Class                          9.68     12.44      3.15      6.09         7.41
MFS(R) Investors Trust Series -- Initial Class              6.90      8.93      0.28      4.86        (0.14)
MFS(R) Research Series -- Initial Class                     4.98     10.38     (0.27)     4.11         0.73
MFS(R) Utilities Series -- Service Class                   15.15     20.78      6.10       N/A        22.71
Neuberger Berman AMT Mid-Cap Growth -- Class S             17.13     15.44       N/A       N/A        14.05
Royce Micro-Cap Portfolio                                  26.31     20.06     12.05       N/A        29.12
Royce Small-Cap Portfolio                                   8.58     20.07     10.53       N/A        13.66
T. Rowe Price Equity Income Portfolio                       8.12     11.25      4.74      8.31         5.00
Van Eck Worldwide Hard Assets                              49.00     41.69     21.58      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class I          35.36     31.81     17.16       N/A         6.25
Victory VIF Diversified Stock -- Class A Shares             8.67     11.24      1.85       N/A         9.44
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares      15.47     19.37      4.72      2.27         2.30
Calvert Social Balanced                                    (3.57)     4.29      0.56      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                      7.74     17.94     11.20       N/A         7.61
Dreyfus IP Technology Growth -- Initial Shares             (0.83)     3.31     (5.77)      N/A        (3.99)
Fidelity(R) VIP Contrafund(R) -- Initial Class              8.81     14.71      7.51     10.11         9.88
Fidelity(R) VIP Equity-Income -- Initial Class              4.12      9.99      2.85      7.05         6.97
Fidelity(R) VIP Mid Cap -- Service Class 2                 13.63     22.59     12.77       N/A        19.20
Janus Aspen Series Balanced -- Institutional Shares         0.12      4.95      2.30      8.85         8.47
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                    1.97      5.71     (3.71)     5.06         4.90
MainStay VP Balanced -- Service Class                      (2.72)      N/A       N/A       N/A         0.02
MainStay VP Basic Value -- Initial Class                    2.96      9.35      1.32       N/A         2.39
MainStay VP Bond -- Initial Class                          (8.26)    (1.60)     2.55      4.50         4.28
MainStay VP Capital Appreciation -- Initial Class          (0.65)     5.22     (4.09)     3.10         5.21
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                 (3.86)    (1.50)    (0.47)     2.12         2.29
MainStay VP Common Stock -- Initial Class                   1.66      8.92     (0.45)     6.56         8.28
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (6.67)
MainStay VP Convertible -- Initial Class                    2.21      5.84      2.78       N/A         6.82
MainStay VP Developing Growth -- Initial Class             13.48     11.78      1.82       N/A         0.40
MainStay VP Floating Rate -- Service Class                 (3.30)      N/A       N/A       N/A        (3.35)
MainStay VP Government -- Initial Class                    (8.13)    (2.12)     1.88      4.14         3.98
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        (6.37)
MainStay VP High Yield Corporate Bond -- Initial Class     (1.76)     7.03      8.97      7.34         8.07
MainStay VP Income & Growth -- Initial Class               (1.05)     8.28      1.27       N/A         2.02
MainStay VP International Equity -- Initial Class          11.49     15.32      9.11      6.24         7.01
MainStay VP Large Cap Growth -- Initial Class               1.05      1.19     (4.95)      N/A         2.50
MainStay VP Mid Cap Core -- Initial Class                   6.20     18.17      8.34       N/A         8.35
MainStay VP Mid Cap Growth -- Initial Class                 9.48     19.27      5.43       N/A         5.44
MainStay VP Mid Cap Value -- Initial Class                  1.38     12.74      4.96       N/A         4.97
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A        (6.52)
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        (5.86)
MainStay VP S&P 500 Index(5) -- Initial Class               0.29      7.38     (0.12)     6.54         8.13
MainStay VP Small Cap Growth -- Initial Class               1.49     10.54      1.40       N/A         1.41
MainStay VP Total Return -- Initial Class                  (1.64)     4.56      0.10      4.77         5.91
MainStay VP Value -- Initial Class                          2.77     10.57      2.25      6.09         7.41
MFS(R) Investors Trust Series -- Initial Class              0.16      6.93     (0.64)     4.86        (0.14)
MFS(R) Research Series -- Initial Class                    (1.64)     8.43     (1.19)     4.11         0.73
MFS(R) Utilities Series -- Service Class                    8.15     19.15      5.30       N/A        20.78
Neuberger Berman AMT Mid-Cap Growth -- Class S             10.13     13.67       N/A       N/A        12.23
Royce Micro-Cap Portfolio                                  19.31     18.42     11.40       N/A        23.30
Royce Small-Cap Portfolio                                   1.74     18.43      9.85       N/A         7.72
T. Rowe Price Equity Income Portfolio                       1.31      9.33      3.90      8.31         5.00
Van Eck Worldwide Hard Assets                              42.00     40.52     21.12      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class I          28.36     30.45     16.62       N/A         6.25
Victory VIF Diversified Stock -- Class A Shares             1.83      9.32      0.92       N/A         6.44
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay Conservative Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth
Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is only available for sale in Oregon.

SMRU # 327894 CV

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares          5/1/02       6/2/03
Calvert Social Balanced                                        9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99       6/2/03
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                       6/2/03       6/2/03
MainStay VP Bond -- Service Class                              6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class              6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                    1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                      6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class          2/13/06      2/13/06
MainStay VP Convertible -- Service Class                       6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Service Class                        6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class              6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                    6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                     6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class              2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class       2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                  6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Total Return -- Service Class                      6/2/03       6/2/03
MainStay VP Value -- Service Class                             6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00       6/2/03
MFS(R) Research Series -- Service Class                        5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       6/2/03
Royce Micro-Cap Portfolio                                    12/27/96       5/1/05
Royce Small-Cap Portfolio                                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                   4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                  9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         22.23     20.71       N/A       N/A        19.96
Calvert Social Balanced                                        2.91      6.39      1.49      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                        14.74     19.59     11.85       N/A        11.69
Dreyfus IP Technology Growth -- Service Shares                 5.57      5.22     (5.14)      N/A         4.44
Fidelity(R) VIP Contrafund(R) -- Service Class 2              15.53     16.16      7.98      9.91        15.94
Fidelity(R) VIP Equity-Income -- Service Class 2              10.85     11.63      3.47      6.85        10.85
Fidelity(R) VIP Mid Cap -- Service Class 2                    20.63     24.12     13.38       N/A        20.99
Janus Aspen Series Balanced -- Service Shares                  6.61      6.77      2.94       N/A         6.19
Janus Aspen Series Worldwide Growth -- Service Shares          8.55      7.50     (3.06)      N/A         7.29
MainStay VP Balanced -- Service Class                          3.82       N/A       N/A       N/A         5.76
MainStay VP Basic Value -- Service Class                       9.64     11.01      2.02       N/A        10.01
MainStay VP Bond -- Service Class                             (2.37)     0.29      3.18      4.23         0.13
MainStay VP Capital Appreciation -- Service Class              5.73      7.01     (3.45)     2.83         6.06
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                     2.61      0.66      0.45      2.12         2.29
MainStay VP Common Stock -- Service Class                      8.18     10.57      0.21      6.30        10.14
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (0.39)
MainStay VP Convertible -- Service Class                       8.81      7.62      3.41       N/A         7.18
MainStay VP Developing Growth -- Service Class                20.14     13.32      2.49       N/A        12.66
MainStay VP Floating Rate -- Service Class                     3.20       N/A       N/A       N/A         2.19
MainStay VP Government -- Service Class                       (2.24)    (0.23)     2.53      3.91        (0.52)
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A        (0.07)
MainStay VP High Yield Corporate Bond -- Service Class         4.55      8.75      9.40      7.08         9.24
MainStay VP Income & Growth -- Service Class                   5.37      9.98      1.96       N/A         8.65
MainStay VP International Equity -- Service Class             18.22     16.77      9.54      5.97        16.10
MainStay VP Large Cap Growth -- Service Class                  7.59      3.16     (4.31)      N/A         2.71
MainStay VP Mid Cap Core -- Service Class                     12.92     19.52      8.79       N/A        18.54
MainStay VP Mid Cap Growth -- Service Class                   16.18     20.59      5.97       N/A        20.54
MainStay VP Mid Cap Value -- Service Class                     7.91     14.26      5.51       N/A        12.83
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A        (0.24)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A         0.47
MainStay VP S&P 500 Index(5) -- Service Class                  6.73      9.09      0.55      6.26         8.43
MainStay VP Small Cap Growth -- Service Class                  8.05     12.14      2.08       N/A        12.08
MainStay VP Total Return -- Service Class                      4.67      6.38      0.76      4.49         5.67
MainStay VP Value -- Service Class                             9.40     12.16      2.90      5.81        11.36
MFS(R) Investors Trust Series -- Service Class                 6.69      8.66      0.04       N/A         7.68
MFS(R) Research Series -- Service Class                        4.67     10.03     (0.50)      N/A         9.38
MFS(R) Utilities Series -- Service Class                      15.15     20.78      6.10       N/A        22.71
Neuberger Berman AMT Mid-Cap Growth -- Class S                17.13     15.44       N/A       N/A        14.05
Royce Micro-Cap Portfolio                                     26.31     20.06     12.05       N/A        29.12
Royce Small-Cap Portfolio                                      8.58     20.07     10.53       N/A        13.66
T. Rowe Price Equity Income Portfolio -- II                    7.85     10.97       N/A       N/A        10.21
Van Eck Worldwide Hard Assets                                 49.00     41.69     21.58      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class II            35.40     31.75       N/A       N/A        32.21
Victory VIF Diversified Stock -- Class A Shares                8.67     11.24      1.85       N/A         9.44
-----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         14.53     18.73       N/A       N/A        18.03
Calvert Social Balanced                                       (3.57)     4.11      0.56      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                         7.51     17.58     10.82       N/A         7.29
Dreyfus IP Technology Growth -- Service Shares                (1.09)     2.96     (6.01)      N/A         2.57
Fidelity(R) VIP Contrafund(R) -- Service Class 2               8.25     14.02      6.99      9.91        13.86
Fidelity(R) VIP Equity-Income -- Service Class 2               3.87      9.30      2.53      6.85         8.87
Fidelity(R) VIP Mid Cap -- Service Class 2                    13.03     22.25     12.34       N/A        18.81
Janus Aspen Series Balanced -- Service Shares                 (0.10)     4.48      2.00       N/A         4.29
Janus Aspen Series Worldwide Growth -- Service Shares          1.71      5.19     (3.95)      N/A         5.37
MainStay VP Balanced -- Service Class                         (2.72)      N/A       N/A       N/A         0.02
MainStay VP Basic Value -- Service Class                       2.73      8.66      1.08       N/A         8.04
MainStay VP Bond -- Service Class                             (8.52)    (1.86)     2.23      4.23        (1.66)
MainStay VP Capital Appreciation -- Service Class             (0.94)     4.71     (4.33)     2.83         4.16
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                    (3.86)    (1.50)    (0.47)     2.12         2.29
MainStay VP Common Stock -- Service Class                      1.37      8.20     (0.70)     6.30         8.16
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (6.67)
MainStay VP Convertible -- Service Class                       1.95      5.31      2.46       N/A         5.26
MainStay VP Developing Growth -- Service Class                12.57     11.07      1.55       N/A        10.63
MainStay VP Floating Rate -- Service Class                    (3.30)      N/A       N/A       N/A        (3.35)
MainStay VP Government -- Service Class                       (8.40)    (2.37)     1.59      3.91        (2.30)
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A        (6.37)
MainStay VP High Yield Corporate Bond -- Service Class        (2.03)     6.42      8.40      7.08         7.29
MainStay VP Income & Growth -- Service Class                  (1.27)     7.62      1.03       N/A         6.69
MainStay VP International Equity -- Service Class             10.78     14.66      8.54      5.97        14.03
MainStay VP Large Cap Growth -- Service Class                  0.82      0.94     (5.19)      N/A         0.87
MainStay VP Mid Cap Core -- Service Class                      5.80     17.51      7.79       N/A        16.57
MainStay VP Mid Cap Growth -- Service Class                    8.86     18.60      5.00       N/A        18.64
MainStay VP Mid Cap Value -- Service Class                     1.11     12.05      4.55       N/A        10.81
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A        (6.52)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A        (5.86)
MainStay VP S&P 500 Index(5) -- Service Class                  0.01      6.75     (0.37)     6.26         6.49
MainStay VP Small Cap Growth -- Service Class                  1.24      9.84      1.14       N/A        10.07
MainStay VP Total Return -- Service Class                     (1.92)     4.10     (0.16)     4.49         3.78
MainStay VP Value -- Service Class                             2.51      9.86      1.95      5.81         9.37
MFS(R) Investors Trust Series -- Service Class                (0.03)     6.33     (0.88)      N/A         5.74
MFS(R) Research Series -- Service Class                       (1.92)     7.67     (1.41)      N/A         7.41
MFS(R) Utilities Series -- Service Class                       7.90     18.80      5.13       N/A        20.36
Neuberger Berman AMT Mid-Cap Growth -- Class S                 9.75     13.28       N/A       N/A        11.83
Royce Micro-Cap Portfolio                                     18.36     18.06     11.02       N/A        22.07
Royce Small-Cap Portfolio                                      1.74     18.07      9.52       N/A         7.45
T. Rowe Price Equity Income Portfolio -- II                    1.06      8.62       N/A       N/A         8.24
Van Eck Worldwide Hard Assets                                 40.50     40.27     20.79      8.88        12.94
Van Kampen UIF Emerging Markets Equity -- Class II            26.90     30.09       N/A       N/A        30.64
Victory VIF Diversified Stock -- Class A Shares                1.83      8.90      0.92       N/A         6.16
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                          DATE       DATE(4)
Alger American Small Capitalization -- Class O Shares        9/21/88      10/1/96
Calvert Social Balanced                                       9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares               8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class               10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares          9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares  9/13/93      10/1/96
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                      5/1/98       5/1/98
MainStay VP Bond -- Initial Class                            1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class            1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                   1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                    1/23/84       5/1/95
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                     10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05
MainStay VP Government -- Initial Class                      1/29/93       5/1/95
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class        5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP International Equity -- Initial Class             5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                 5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                    7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                 7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                    1/29/93       5/1/95
MainStay VP Value -- Initial Class                            5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class               10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                      7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                      5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S               2/18/03       6/2/03
Royce Micro-Cap Portfolio                                   12/27/96       5/1/05
Royce Small-Cap Portfolio                                   12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                        3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                 9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I            10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04
----------------------------------------------------------------------------------
                                                               Negative numbers
                                                            appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         22.47     20.98      5.54      2.27         2.30
Calvert Social Balanced                                        2.91      6.39      1.49      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                        14.74     19.59     11.85       N/A        11.69
Dreyfus IP Technology Growth -- Initial Shares                 5.84      5.45     (4.89)      N/A        (3.10)
Fidelity(R) VIP Contrafund(R) -- Initial Class                15.81     16.45      8.25     10.11         9.88
Fidelity(R) VIP Equity-Income -- Initial Class                11.12     11.88      3.73      7.05         6.97
Fidelity(R) VIP Mid Cap -- Service Class 2                    20.63     24.12     13.38       N/A        20.99
Janus Aspen Series Balanced -- Institutional Shares            6.85      7.03      3.19      8.85         8.47
Janus Aspen Series Worldwide Growth -- Institutional Shares    8.82      7.76     (2.82)     5.06         4.90
MainStay VP Balanced -- Service Class                          3.82       N/A       N/A       N/A         5.76
MainStay VP Basic Value -- Initial Class                       9.88     11.27      2.25       N/A         2.39
MainStay VP Bond -- Initial Class                             (2.10)     0.55      3.44      4.50         4.28
MainStay VP Capital Appreciation -- Initial Class              6.03      7.28     (3.20)     3.10         5.21
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                     2.61      0.66      0.45      2.12         2.29
MainStay VP Common Stock -- Initial Class                      8.49     10.85      0.47      6.56         8.28
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (0.39)
MainStay VP Convertible -- Initial Class                       9.08      7.89      3.66       N/A         6.82
MainStay VP Developing Growth -- Initial Class                20.48     13.62      2.73       N/A         0.40
MainStay VP Floating Rate -- Service Class                     3.20       N/A       N/A       N/A         2.19
MainStay VP Government -- Initial Class                       (1.96)     0.03      2.79      4.14         3.98
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A        (0.07)
MainStay VP High Yield Corporate Bond -- Initial Class         4.84      9.03      9.67      7.34         8.07
MainStay VP Income & Growth -- Initial Class                   5.60     10.23      2.21       N/A         2.02
MainStay VP International Equity -- Initial Class             18.49     17.05      9.81      6.24         7.01
MainStay VP Large Cap Growth -- Initial Class                  7.85      3.41     (4.07)      N/A         2.50
MainStay VP Mid Cap Core -- Initial Class                     13.20     19.82      9.06       N/A         9.07
MainStay VP Mid Cap Growth -- Initial Class                   16.48     20.89      6.23       N/A         6.24
MainStay VP Mid Cap Value -- Initial Class                     8.19     14.55      5.78       N/A         5.78
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A        (0.24)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A         0.47
MainStay VP S&P 500 Index(5) -- Initial Class                  7.03      9.37      0.81      6.54         8.13
MainStay VP Small Cap Growth -- Initial Class                  8.31     12.41      2.33       N/A         2.33
MainStay VP Total Return -- Initial Class                      4.98      6.66      1.02      4.77         5.91
MainStay VP Value -- Initial Class                             9.68     12.44      3.15      6.09         7.41
MFS(R) Investors Trust Series -- Initial Class                 6.90      8.93      0.28      4.86        (0.14)
MFS(R) Research Series -- Initial Class                        4.98     10.38     (0.27)     4.11         0.73
MFS(R) Utilities Series -- Service Class                      15.15     20.78      6.10       N/A        22.71
Neuberger Berman AMT Mid-Cap Growth -- Class S                17.13     15.44       N/A       N/A        14.05
Royce Micro-Cap Portfolio                                     26.31     20.06     12.05       N/A        29.12
Royce Small-Cap Portfolio                                      8.58     20.07     10.53       N/A        13.66
T. Rowe Price Equity Income Portfolio                          8.12     11.25      4.74      8.31         5.00
Van Eck Worldwide Hard Assets                                 49.00     41.69     21.58      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class I             35.36     31.81     17.16       N/A         6.25
Victory VIF Diversified Stock -- Class A Shares                8.67     11.24      1.85       N/A         9.44
----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         14.76     19.01      4.57      2.27         2.30
Calvert Social Balanced                                       (3.57)     4.11      0.56      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                         7.51     17.58     10.82       N/A         7.29
Dreyfus IP Technology Growth -- Initial Shares                (0.83)     3.19     (5.77)      N/A        (3.99)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 8.51     14.33      7.26     10.11         9.88
Fidelity(R) VIP Equity-Income -- Initial Class                 4.12      9.57      2.78      7.05         6.97
Fidelity(R) VIP Mid Cap -- Service Class 2                    13.03     22.25     12.34       N/A        18.81
Janus Aspen Series Balanced -- Institutional Shares            0.12      4.73      2.25      8.85         8.47
Janus Aspen Series Worldwide Growth -- Institutional Shares    1.97      5.45     (3.71)     5.06         4.90
MainStay VP Balanced -- Service Class                         (2.72)      N/A       N/A       N/A         0.02
MainStay VP Basic Value -- Initial Class                       2.96      8.93      1.31       N/A         2.28
MainStay VP Bond -- Initial Class                             (8.26)    (1.60)     2.49      4.50         4.28
MainStay VP Capital Appreciation -- Initial Class             (0.65)     4.98     (4.09)     3.10         5.21
MainStay VP Cash Management -- Current 7-day yield is
  3.19%(4)                                                    (3.86)    (1.50)    (0.47)     2.12         2.29
MainStay VP Common Stock -- Initial Class                      1.66      8.50     (0.45)     6.56         8.28
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (6.67)
MainStay VP Convertible -- Initial Class                       2.21      5.57      2.71       N/A         6.82
MainStay VP Developing Growth -- Initial Class                12.89     11.38      1.79       N/A         0.29
MainStay VP Floating Rate -- Service Class                    (3.30)      N/A       N/A       N/A        (3.35)
MainStay VP Government -- Initial Class                       (8.13)    (2.12)     1.85      4.14         3.98
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A        (6.37)
MainStay VP High Yield Corporate Bond -- Initial Class        (1.76)     6.69      8.67      7.34         8.07
MainStay VP Income & Growth -- Initial Class                  (1.05)     7.87      1.27       N/A         1.91
MainStay VP International Equity -- Initial Class             11.03     14.95      8.80      6.24         7.01
MainStay VP Large Cap Growth -- Initial Class                  1.05      1.19     (4.95)      N/A         2.39
MainStay VP Mid Cap Core -- Initial Class                      6.07     17.81      8.06       N/A         8.07
MainStay VP Mid Cap Growth -- Initial Class                    9.14     18.92      5.26       N/A         5.26
MainStay VP Mid Cap Value -- Initial Class                     1.38     12.35      4.81       N/A         4.81
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A        (6.52)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A        (5.86)
MainStay VP S&P 500 Index(5) -- Initial Class                  0.29      7.02     (0.12)     6.54         8.13
MainStay VP Small Cap Growth -- Initial Class                  1.49     10.13      1.39       N/A         1.40
MainStay VP Total Return -- Initial Class                     (1.64)     4.37      0.10      4.77         5.91
MainStay VP Value -- Initial Class                             2.77     10.16      2.21      6.09         7.41
MFS(R) Investors Trust Series -- Initial Class                 0.16      6.60     (0.64)     4.86        (0.25)
MFS(R) Research Series -- Initial Class                       (1.64)     8.01     (1.19)     4.11         0.62
MFS(R) Utilities Series -- Service Class                       7.90     18.80      5.13       N/A        20.36
Neuberger Berman AMT Mid-Cap Growth -- Class S                 9.75     13.28       N/A       N/A        11.83
Royce Micro-Cap Portfolio                                     18.36     18.06     11.02       N/A        22.07
Royce Small-Cap Portfolio                                      1.74     18.07      9.52       N/A         7.45
T. Rowe Price Equity Income Portfolio                          1.31      8.91      3.78      8.31         4.89
Van Eck Worldwide Hard Assets                                 40.50     40.27     20.79      8.88        12.94
Van Kampen UIF Emerging Markets Equity -- Class I             26.86     30.16     16.24       N/A         6.25
Victory VIF Diversified Stock -- Class A Shares                1.83      8.90      0.92       N/A         6.16
----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

(1) This version of the LifeStages(R) Flexible Premium Variable Annuity was first offered on October 1, 1999. Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 327894 CV

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER        INCEPTION   INCEPTION       1         3         5        10
INVESTMENT DIVISIONS                                        DATE       DATE(1)     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class S Shares       5/1/02     11/15/04     22.05     20.53       N/A       N/A
Calvert Social Balanced                                     9/2/86     11/15/04      2.75      6.23      1.34      4.75
Columbia Small Cap Value Fund, Variable Series -- Class
  B(5)                                                      6/1/00     11/15/04     14.57     19.41     11.68       N/A
Dreyfus IP Technology Growth -- Service Shares            12/29/00     11/15/04      5.41      5.06     (5.28)      N/A
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00     11/15/04     15.35     15.99      7.81      9.75
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00     11/15/04     10.69     11.46      3.32      6.69
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00     11/15/04     20.44     23.93     13.21       N/A
Janus Aspen Series Balanced -- Service Shares             12/31/99     11/15/04      6.45      6.61      2.79       N/A
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99     11/15/04      8.39      7.34     (3.21)      N/A
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05      3.66       N/A       N/A       N/A
MainStay VP Basic Value -- Service Class                    6/2/03     11/15/04      9.48     10.84      1.86       N/A
MainStay VP Bond -- Service Class                           6/2/03     11/15/04     (2.52)     0.14      3.02      4.07
MainStay VP Capital Appreciation -- Service Class           6/2/03     11/15/04      5.57      6.85     (3.59)     2.67
MainStay VP Cash Management -- Current 7-day yield is
  3.03%(3)                                                 1/29/03     11/15/04      2.45      0.51      0.30      1.97
MainStay VP Common Stock -- Service Class                   6/2/03     11/15/04      8.02     10.40      0.06      6.14
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP Convertible -- Service Class                    6/2/03     11/15/04      8.64      7.46      3.25       N/A
MainStay VP Developing Growth -- Service Class              6/2/03     11/15/04     19.96     13.15      2.34       N/A
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05      3.04       N/A       N/A       N/A
MainStay VP Government -- Service Class                     6/2/03     11/15/04     (2.39)    (0.38)     2.38      3.72
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03     11/15/04      4.40      8.59      9.24      6.92
MainStay VP Income & Growth -- Service Class                6/2/03     11/15/04      5.21      9.81      1.81       N/A
MainStay VP International Equity -- Service Class           6/2/03     11/15/04     18.05     16.60      9.38      5.82
MainStay VP Large Cap Growth -- Service Class               6/2/03     11/15/04      7.43      3.00     (4.45)      N/A
MainStay VP Mid Cap Core -- Service Class                   6/2/03     11/15/04     12.75     19.34      8.62       N/A
MainStay VP Mid Cap Growth -- Service Class                 6/2/03     11/15/04     16.01     20.40      5.81       N/A
MainStay VP Mid Cap Value -- Service Class                  6/2/03     11/15/04      7.75     14.09      5.36       N/A
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP S&P 500 Index(4) -- Service Class               6/2/03     11/15/04      6.57      8.92      0.40      6.10
MainStay VP Small Cap Growth -- Service Class               6/2/03     11/15/04      7.89     11.97      1.93       N/A
MainStay VP Total Return -- Service Class                   6/2/03     11/15/04      4.52      6.22      0.61      4.34
MainStay VP Value -- Service Class                          6/2/03     11/15/04      9.23     12.00      2.74      5.66
MFS(R) Investors Trust Series -- Service Class              5/1/00     11/15/04      6.53      8.50     (0.11)      N/A
MFS(R) Research Series -- Service Class                     5/1/00     11/15/04      4.52      9.86     (0.65)      N/A
MFS(R) Utilities Series -- Service Class                    5/1/00     11/15/04     14.98     20.59      5.94       N/A
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03     11/15/04     16.96     15.27       N/A       N/A
Royce Micro-Cap Portfolio                                 12/27/96       5/1/05     26.12     19.88     11.88       N/A
Royce Small-Cap Portfolio                                 12/27/96       5/1/05      8.42     19.89     10.37       N/A
T. Rowe Price Equity Income Portfolio -- II                4/30/02     11/15/04      7.69     10.80       N/A       N/A
Van Eck Worldwide Hard Assets                               9/1/89     11/15/04     48.78     41.48     21.40      8.72
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03     11/15/04     35.20     31.55       N/A       N/A
Victory VIF Diversified Stock -- Class A Shares             7/1/99     11/15/04      8.29     10.85      1.50       N/A
------------------------------------------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.

                                                             SINCE
                                                           INVESTMENT
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER          DIVISION
INVESTMENT DIVISIONS                                      INCEPTION(2)
Alger American Small Capitalization -- Class S Shares         17.96
Calvert Social Balanced                                       (0.65)
Columbia Small Cap Value Fund, Variable Series -- Class
  B(5)                                                         9.49
Dreyfus IP Technology Growth -- Service Shares                 4.05
Fidelity(R) VIP Contrafund(R) -- Service Class 2              12.98
Fidelity(R) VIP Equity-Income -- Service Class 2               6.45
Fidelity(R) VIP Mid Cap -- Service Class 2                    18.07
Janus Aspen Series Balanced -- Service Shares                  5.72
Janus Aspen Series Worldwide Growth -- Service Shares          3.32
MainStay VP Balanced -- Service Class                          5.55
MainStay VP Basic Value -- Service Class                       7.59
MainStay VP Bond -- Service Class                             (0.66)
MainStay VP Capital Appreciation -- Service Class              4.90
MainStay VP Cash Management -- Current 7-day yield is
  3.03%(3)                                                     0.95
MainStay VP Common Stock -- Service Class                      5.72
MainStay VP Conservative Allocation -- Service Class          (0.74)
MainStay VP Convertible -- Service Class                       5.63
MainStay VP Developing Growth -- Service Class                12.09
MainStay VP Floating Rate -- Service Class                     2.54
MainStay VP Government -- Service Class                       (0.50)
MainStay VP Growth Allocation -- Service Class                (3.11)
MainStay VP High Yield Corporate Bond -- Service Class         3.31
MainStay VP Income & Growth -- Service Class                   3.97
MainStay VP International Equity -- Service Class             11.64
MainStay VP Large Cap Growth -- Service Class                  9.87
MainStay VP Mid Cap Core -- Service Class                     13.25
MainStay VP Mid Cap Growth -- Service Class                   15.53
MainStay VP Mid Cap Value -- Service Class                     6.77
MainStay VP Moderate Allocation -- Service Class              (1.57)
MainStay VP Moderate Growth Allocation -- Service Class       (1.38)
MainStay VP S&P 500 Index(4) -- Service Class                  4.46
MainStay VP Small Cap Growth -- Service Class                  6.76
MainStay VP Total Return -- Service Class                      4.17
MainStay VP Value -- Service Class                             7.47
MFS(R) Investors Trust Series -- Service Class                 6.32
MFS(R) Research Series -- Service Class                        5.04
MFS(R) Utilities Series -- Service Class                      23.33
Neuberger Berman AMT Mid-Cap Growth -- Class S                15.25
Royce Micro-Cap Portfolio                                     30.87
Royce Small-Cap Portfolio                                      9.07
T. Rowe Price Equity Income Portfolio -- II                    6.01
Van Eck Worldwide Hard Assets                                 18.50
Van Kampen UIF Emerging Markets Equity -- Class II            29.40
Victory VIF Diversified Stock -- Class A Shares                5.55
------------------------------------------------------------------------------------------------------------------------
                                                           Negative numbers
                                                               appear in
                                                             parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

NO SURRENDER CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA
PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004           INCEPTION   INCEPTION       1         3         5        10
INVESTMENT DIVISIONS                                          DATE       DATE(1)     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class O Shares        9/21/88      3/13/00     22.29     20.80      5.38      2.12
Calvert Social Balanced                                       9/2/86      3/13/00      2.75      6.23      1.34      4.75
Columbia Small Cap Value Fund, Variable Series -- Class
  B(5)                                                        6/1/00     11/15/04     14.57     19.41     11.68       N/A
Dreyfus IP Technology Growth -- Initial Shares               8/31/99      3/13/00      5.68      5.29     (5.04)      N/A
Fidelity(R) VIP Contrafund(R) -- Initial Class                1/3/95      3/13/00     15.64     16.28      8.09      9.94
Fidelity(R) VIP Equity-Income -- Initial Class               10/9/86      3/13/00     10.95     11.71      3.57      6.89
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03     20.44     23.93     13.21       N/A
Janus Aspen Series Balanced -- Institutional Shares          9/13/93      3/13/00      6.69      6.87      3.04      8.69
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                     9/13/93      3/13/00      8.66      7.60     (2.97)     4.90
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05      3.66       N/A       N/A       N/A
MainStay VP Basic Value -- Initial Class                      5/1/98      3/13/00      9.72     11.10      2.11       N/A
MainStay VP Bond -- Initial Class                            1/23/84      3/13/00     (2.24)     0.40      3.29      4.35
MainStay VP Capital Appreciation -- Initial Class            1/29/93      3/13/00      5.87      7.12     (3.35)     2.95
MainStay VP Cash Management -- Current 7-day yield is
  3.03%(3)                                                   1/29/93      3/13/00      2.45      0.51      0.30      1.97
MainStay VP Common Stock -- Initial Class                    1/23/84      3/13/00      8.33     10.69      0.32      6.40
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP Convertible -- Initial Class                     10/1/96      3/13/00      8.92      7.72      3.51       N/A
MainStay VP Developing Growth -- Initial Class                5/1/98      3/13/00     20.30     13.45      2.60       N/A
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05      3.04       N/A       N/A       N/A
MainStay VP Government -- Initial Class                      1/29/93      3/13/00     (2.10)    (0.12)     2.64      3.99
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP High Yield Corporate Bond -- Initial Class        5/1/95      3/13/00      4.69      8.86      9.51      7.18
MainStay VP Income & Growth -- Initial Class                  5/1/98      3/13/00      5.44     10.06      2.05       N/A
MainStay VP International Equity -- Initial Class             5/1/95      3/13/00     18.32     16.88      9.64      6.08
MainStay VP Large Cap Growth -- Initial Class                 5/1/98      3/13/00      7.69      3.25     (4.22)      N/A
MainStay VP Mid Cap Core -- Initial Class                     7/2/01       7/6/01     13.03     19.64      8.89       N/A
MainStay VP Mid Cap Growth -- Initial Class                   7/2/01       7/6/01     16.30     20.70      6.07       N/A
MainStay VP Mid Cap Value -- Initial Class                    7/2/01       7/6/01      8.03     14.38      5.62       N/A
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP S&P 500 Index(4) -- Initial Class                1/29/93      3/13/00      6.87      9.20      0.66      6.38
MainStay VP Small Cap Growth -- Initial Class                 7/2/01       7/6/01      8.15     12.24      2.18       N/A
MainStay VP Total Return -- Initial Class                    1/29/93      3/13/00      4.82      6.50      0.87      4.61
MainStay VP Value -- Initial Class                            5/1/95      3/13/00      9.52     12.28      3.00      5.93
MFS(R) Investors Trust Series -- Initial Class               10/9/95      3/13/00      6.74      8.77      0.13      4.70
MFS(R) Research Series -- Initial Class                      7/26/95      3/13/00      4.82     10.21     (0.42)     3.96
MFS(R) Utilities Series -- Service Class                      5/1/00       5/1/04     14.98     20.59      5.94       N/A
Neuberger Berman AMT Mid-Cap Growth -- Class S               2/18/03       5/1/04     16.96     15.27       N/A       N/A
Royce Micro-Cap Portfolio                                   12/27/96       5/1/05     26.12     19.88     11.88       N/A
Royce Small-Cap Portfolio                                   12/27/96       5/1/05      8.42     19.89     10.37       N/A
T. Rowe Price Equity Income Portfolio                        3/31/94      3/13/00      7.96     11.08      4.58      8.15
Van Eck Worldwide Hard Assets                                 9/1/89      3/13/00     48.78     41.48     21.40      8.72
Van Kampen UIF Emerging Markets Equity -- Class I            10/1/96      3/13/00     35.16     31.61     16.98       N/A
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04      8.29     10.85      1.50       N/A
--------------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                               SINCE
                                                             INVESTMENT
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004             DIVISION
INVESTMENT DIVISIONS                                        INCEPTION(2)
Alger American Small Capitalization -- Class O Shares            9.70
Calvert Social Balanced                                          6.47
Columbia Small Cap Value Fund, Variable Series -- Class
  B(5)                                                          13.13
Dreyfus IP Technology Growth -- Initial Shares                  (6.49)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  12.35
Fidelity(R) VIP Equity-Income -- Initial Class                   9.07
Fidelity(R) VIP Mid Cap -- Service Class 2                      17.85
Janus Aspen Series Balanced -- Institutional Shares              9.42
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                         8.57
MainStay VP Balanced -- Service Class                            5.60
MainStay VP Basic Value -- Initial Class                         2.25
MainStay VP Bond -- Initial Class                                6.60
MainStay VP Capital Appreciation -- Initial Class                5.98
MainStay VP Cash Management -- Current 7-day yield is
  3.03%(3)                                                       2.13
MainStay VP Common Stock -- Initial Class                        8.87
MainStay VP Conservative Allocation -- Service Class            (0.45)
MainStay VP Convertible -- Initial Class                         6.67
MainStay VP Developing Growth -- Initial Class                   0.26
MainStay VP Floating Rate -- Service Class                       2.03
MainStay VP Government -- Initial Class                          3.86
MainStay VP Growth Allocation -- Service Class                  (0.13)
MainStay VP High Yield Corporate Bond -- Initial Class           7.91
MainStay VP Income & Growth -- Initial Class                     1.87
MainStay VP International Equity -- Initial Class                6.53
MainStay VP Large Cap Growth -- Initial Class                    2.35
MainStay VP Mid Cap Core -- Initial Class                        8.89
MainStay VP Mid Cap Growth -- Initial Class                      6.07
MainStay VP Mid Cap Value -- Initial Class                       5.61
MainStay VP Moderate Allocation -- Service Class                (0.29)
MainStay VP Moderate Growth Allocation -- Service Class          0.42
MainStay VP S&P 500 Index(4) -- Initial Class                    8.24
MainStay VP Small Cap Growth -- Initial Class                    2.17
MainStay VP Total Return -- Initial Class                        6.12
MainStay VP Value -- Initial Class                               7.41
MFS(R) Investors Trust Series -- Initial Class                   5.93
MFS(R) Research Series -- Initial Class                          5.54
MFS(R) Utilities Series -- Service Class                         2.94
Neuberger Berman AMT Mid-Cap Growth -- Class S                  18.72
Royce Micro-Cap Portfolio                                       15.52
Royce Small-Cap Portfolio                                       13.67
T. Rowe Price Equity Income Portfolio                           10.18
Van Eck Worldwide Hard Assets                                    7.67
Van Kampen UIF Emerging Markets Equity -- Class I                5.80
Victory VIF Diversified Stock -- Class A Shares                  0.67
--------------------------------------------------------------------------------------------------------------------------
                                                             Negative numbers
                                                                 appear in
                                                               parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.


NO SURRENDER CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

(1) The LifeStages(R) Access Variable Annuity was re-introduced for new sales on November 15, 2004. Policies issued before this date do not allow additional premium payments to be made. These policyholders can continue to reallocate their current premiums within the LifeStages(R) Access Variable Annuity and existing policies will continue to be serviced. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER NOVEMBER 15, 2004, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(5) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 327894 CV

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares          5/1/02       6/2/03
Calvert Social Balanced                                        9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99       6/2/03
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                       6/2/03       6/2/03
MainStay VP Bond -- Service Class                              6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class              6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  2.98%(4)                                                     6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                      6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class          2/13/06      2/13/06
MainStay VP Convertible -- Service Class                       6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Service Class                        6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class              6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                    6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                     6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class              2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class       2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                  6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Total Return -- Service Class                      6/2/03       6/2/03
MainStay VP Value -- Service Class                             6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00       6/2/03
MFS(R) Research Series -- Service Class                        5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       6/2/03
Royce Micro-Cap Portfolio                                    12/27/96       5/1/05
Royce Small-Cap Portfolio                                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                   4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                  9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         21.99     20.47       N/A       N/A        19.71
Calvert Social Balanced                                        2.70      6.18      1.29      4.69        (1.18)
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                        14.51     19.36     11.63       N/A        11.26
Dreyfus IP Technology Growth -- Service Shares                 5.35      5.01     (5.33)      N/A         4.00
Fidelity(R) VIP Contrafund(R) -- Service Class 2              15.30     15.93      7.76      9.69        15.43
Fidelity(R) VIP Equity-Income -- Service Class 2              10.63     11.40      3.27      6.64        10.26
Fidelity(R) VIP Mid Cap -- Service Class 2                    20.38     23.87     13.15       N/A        20.82
Janus Aspen Series Balanced -- Service Shares                  6.40      6.56      2.73       N/A         6.21
Janus Aspen Series Worldwide Growth -- Service Shares          8.33      7.28     (3.25)      N/A         6.88
MainStay VP Balanced -- Service Class                          3.61       N/A       N/A       N/A         5.59
MainStay VP Basic Value -- Service Class                       9.42     10.78      1.81       N/A         9.88
MainStay VP Bond -- Service Class                             (2.57)     0.09      2.97      4.02        (0.04)
MainStay VP Capital Appreciation -- Service Class              5.51      6.79     (3.64)     2.62         6.27
MainStay VP Cash Management -- Current 7-day yield is
  2.98%(4)                                                     2.40      0.45      0.25      1.92         0.80
MainStay VP Common Stock -- Service Class                      7.97     10.35      0.01      6.08         9.76
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (0.46)
MainStay VP Convertible -- Service Class                       8.59      7.40      3.20       N/A         7.15
MainStay VP Developing Growth -- Service Class                19.90     13.09      2.29       N/A        12.03
MainStay VP Floating Rate -- Service Class                     2.99       N/A       N/A       N/A         2.02
MainStay VP Government -- Service Class                       (2.43)    (0.43)     2.33      3.67        (0.87)
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A        (2.04)
MainStay VP High Yield Corporate Bond -- Service Class         4.34      8.53      9.19      6.87         8.88
MainStay VP Income & Growth -- Service Class                   5.16      9.76      1.76       N/A         9.52
MainStay VP International Equity -- Service Class             17.99     16.54      9.32      5.76        15.42
MainStay VP Large Cap Growth -- Service Class                  7.38      2.95     (4.50)      N/A         2.47
MainStay VP Mid Cap Core -- Service Class                     12.69     19.28      8.57       N/A        18.10
MainStay VP Mid Cap Growth -- Service Class                   15.95     20.34      5.76       N/A        19.54
MainStay VP Mid Cap Value -- Service Class                     7.70     14.04      5.30       N/A        13.09
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A        (1.43)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A        (1.04)
MainStay VP S&P 500 Index(5) -- Service Class                  6.52      8.87      0.35      6.05         8.09
MainStay VP Small Cap Growth -- Service Class                  7.83     11.92      1.88       N/A        12.20
MainStay VP Total Return -- Service Class                      4.46      6.17      0.56      4.28         5.46
MainStay VP Value -- Service Class                             9.18     11.94      2.69      5.60        10.99
MFS(R) Investors Trust Series -- Service Class                 6.47      8.44     (0.16)      N/A         7.70
MFS(R) Research Series -- Service Class                        4.46      9.81     (0.70)      N/A         8.90
MFS(R) Utilities Series -- Service Class                      14.92     20.53      5.89       N/A        22.61
Neuberger Berman AMT Mid-Cap Growth -- Class S                16.90     15.21       N/A       N/A        14.07
Royce Micro-Cap Portfolio                                     26.06     19.82     11.82       N/A        29.13
Royce Small-Cap Portfolio                                      8.36     19.83     10.31       N/A        10.97
T. Rowe Price Equity Income Portfolio -- II                    7.64     10.75       N/A       N/A         9.91
Van Eck Worldwide Hard Assets                                 48.71     41.41     21.34      8.66        19.16
Van Kampen UIF Emerging Markets Equity -- Class II            35.13     31.48       N/A       N/A        30.82
Victory VIF Diversified Stock -- Class A Shares                8.46     11.02      1.65       N/A         8.77
-----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         13.39     18.60       N/A       N/A        18.12
Calvert Social Balanced                                       (4.69)     3.76      0.17      4.69        (1.96)
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                         6.51     17.45     10.84       N/A         6.56
Dreyfus IP Technology Growth -- Service Shares                (2.23)     2.54     (6.37)      N/A         1.86
Fidelity(R) VIP Contrafund(R) -- Service Class 2               7.30     13.91      6.86      9.69        13.71
Fidelity(R) VIP Equity-Income -- Service Class 2               2.67      9.21      2.19      6.64         8.35
Fidelity(R) VIP Mid Cap -- Service Class 2                    12.38     22.11     12.41       N/A        18.74
Janus Aspen Series Balanced -- Service Shares                 (1.26)     4.15      1.63       N/A         4.15
Janus Aspen Series Worldwide Growth -- Service Shares          0.53      4.91     (4.32)      N/A         4.85
MainStay VP Balanced -- Service Class                         (3.85)      N/A       N/A       N/A        (0.99)
MainStay VP Basic Value -- Service Class                       1.54      8.57      0.69       N/A         7.94
MainStay VP Bond -- Service Class                             (9.58)    (2.37)     1.88      4.02        (2.14)
MainStay VP Capital Appreciation -- Service Class             (2.08)     4.40     (4.71)     2.62         4.21
MainStay VP Cash Management -- Current 7-day yield is
  2.98%(4)                                                    (4.97)    (2.02)    (0.86)     1.92         0.02
MainStay VP Common Stock -- Service Class                      0.19      8.11     (1.09)     6.08         7.85
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (7.63)
MainStay VP Convertible -- Service Class                       0.77      5.04      2.12       N/A         5.12
MainStay VP Developing Growth -- Service Class                11.90     10.97      1.17       N/A        10.18
MainStay VP Floating Rate -- Service Class                    (4.42)      N/A       N/A       N/A        (4.35)
MainStay VP Government -- Service Class                       (9.46)    (2.88)     1.21      3.67        (2.96)
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A        (9.10)
MainStay VP High Yield Corporate Bond -- Service Class        (3.17)     6.22      8.33      6.87         6.93
MainStay VP Income & Growth -- Service Class                  (2.41)     7.50      0.64       N/A         7.56
MainStay VP International Equity -- Service Class              9.99     14.54      8.47      5.76        13.68
MainStay VP Large Cap Growth -- Service Class                 (0.35)     0.42     (5.55)      N/A         0.32
MainStay VP Mid Cap Core -- Service Class                      4.69     17.38      7.69       N/A        16.46
MainStay VP Mid Cap Growth -- Service Class                    7.95     18.47      4.78       N/A        17.94
MainStay VP Mid Cap Value -- Service Class                    (0.06)    11.95      4.31       N/A        11.29
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A        (8.53)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A        (8.16)
MainStay VP S&P 500 Index(5) -- Service Class                 (1.15)     6.57     (0.75)     6.05         6.11
MainStay VP Small Cap Growth -- Service Class                  0.07      9.74      0.75       N/A        10.36
MainStay VP Total Return -- Service Class                     (3.06)     3.75     (0.55)     4.28         3.37
MainStay VP Value -- Service Class                             1.32      9.77      1.59      5.60         9.12
MFS(R) Investors Trust Series -- Service Class                (1.19)     6.13     (1.26)      N/A         5.71
MFS(R) Research Series -- Service Class                       (3.06)     7.55     (1.79)      N/A         6.96
MFS(R) Utilities Series -- Service Class                       6.92     18.67      4.92       N/A        20.68
Neuberger Berman AMT Mid-Cap Growth -- Class S                 8.90     13.17       N/A       N/A        12.25
Royce Micro-Cap Portfolio                                     18.06     17.93     11.04       N/A        22.14
Royce Small-Cap Portfolio                                      0.56     17.94      9.49       N/A         3.86
T. Rowe Price Equity Income Portfolio -- II                   (0.11)     8.53       N/A       N/A         8.00
Van Eck Worldwide Hard Assets                                 40.71     40.06     20.78      8.66        18.76
Van Kampen UIF Emerging Markets Equity -- Class II            27.13     29.92       N/A       N/A        29.47
Victory VIF Diversified Stock -- Class A Shares                0.65      8.81      0.53       N/A         5.31
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00
Calvert Social Balanced                                         9/2/86      7/10/00
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      7/10/00
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management -- Current 7-day yield is
  2.98%(4)                                                     1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      7/10/00
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      7/10/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          22.23     20.74      5.32      2.07        (3.58)
Calvert Social Balanced                                         2.70      6.18      1.29      4.69        (1.18)
Columbia Small Cap Value Fund, Variable Series -- Class B(6)   14.51     19.36     11.63       N/A        11.26
Dreyfus IP Technology Growth -- Initial Shares                  5.63      5.24     (5.08)      N/A        (2.91)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.58     16.22      8.03      9.89         3.94
Fidelity(R) VIP Equity-Income -- Initial Class                 10.90     11.66      3.52      6.83         3.54
Fidelity(R) VIP Mid Cap -- Service Class 2                     20.38     23.87     13.15       N/A        20.82
Janus Aspen Series Balanced -- Institutional Shares             6.63      6.82      2.99      8.64         1.18
Janus Aspen Series Worldwide Growth -- Institutional Shares     8.61      7.54     (3.02)     4.85        (7.76)
MainStay VP Balanced -- Service Class                           3.61       N/A       N/A       N/A         5.59
MainStay VP Basic Value -- Initial Class                        9.66     11.04      2.06       N/A         1.69
MainStay VP Bond -- Initial Class                              (2.29)     0.35      3.23      4.30         4.03
MainStay VP Capital Appreciation -- Initial Class               5.82      7.07     (3.40)     2.90        (8.28)
MainStay VP Cash Management -- Current 7-day yield is
  2.98%(4)                                                      2.40      0.45      0.25      1.92         0.80
MainStay VP Common Stock -- Initial Class                       8.28     10.63      0.27      6.35        (2.82)
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.46)
MainStay VP Convertible -- Initial Class                        8.87      7.67      3.46       N/A         0.43
MainStay VP Developing Growth -- Initial Class                 20.24     13.39      2.55       N/A        (0.17)
MainStay VP Floating Rate -- Service Class                      2.99       N/A       N/A       N/A         2.02
MainStay VP Government -- Initial Class                        (2.15)    (0.17)     2.59      3.94         3.31
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (2.04)
MainStay VP High Yield Corporate Bond -- Initial Class          4.63      8.81      9.45      7.13         6.74
MainStay VP Income & Growth -- Initial Class                    5.39     10.01      2.00       N/A        (0.85)
MainStay VP International Equity -- Initial Class              18.26     16.82      9.59      6.03         4.42
MainStay VP Large Cap Growth -- Initial Class                   7.63      3.20     (4.27)      N/A        (8.76)
MainStay VP Mid Cap Core -- Initial Class                      12.98     19.58      8.84       N/A        10.14
MainStay VP Mid Cap Growth -- Initial Class                    16.25     20.64      6.02       N/A         6.60
MainStay VP Mid Cap Value -- Initial Class                      7.98     14.32      5.56       N/A         5.89
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (1.43)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (1.04)
MainStay VP S&P 500 Index(5) -- Initial Class                   6.82      9.15      0.61      6.33        (2.27)
MainStay VP Small Cap Growth -- Initial Class                   8.09     12.19      2.13       N/A         2.15
MainStay VP Total Return -- Initial Class                       4.77      6.44      0.82      4.56        (3.16)
MainStay VP Value -- Initial Class                              9.46     12.22      2.95      5.88         3.60
MFS(R) Investors Trust Series -- Initial Class                  6.69      8.72      0.08      4.65        (2.58)
MFS(R) Research Series -- Initial Class                         4.77     10.16     (0.47)     3.91        (5.53)
MFS(R) Utilities Series -- Service Class                       14.92     20.53      5.89       N/A        22.61
Neuberger Berman AMT Mid-Cap Growth -- Class S                 16.90     15.21       N/A       N/A        14.07
Royce Micro-Cap Portfolio                                      26.06     19.82     11.82       N/A        29.13
Royce Small-Cap Portfolio                                       8.36     19.83     10.31       N/A        10.97
T. Rowe Price Equity Income Portfolio                           7.91     11.03      4.53      8.10         5.66
Van Eck Worldwide Hard Assets                                  48.74     41.41     21.34      8.66        19.16
Van Kampen UIF Emerging Markets Equity -- Class I              35.09     31.55     16.92       N/A         7.28
Victory VIF Diversified Stock -- Class A Shares                 8.46     11.02      1.65       N/A         8.77
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.23     18.88      4.33      2.07        (4.33)
Calvert Social Balanced                                        (4.69)     3.76      0.17      4.69        (1.96)
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    6.51     17.45     10.84       N/A         6.56
Dreyfus IP Technology Growth -- Initial Shares                 (1.97)     2.77     (6.13)      N/A        (4.00)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  7.58     14.21      7.14      9.89         3.23
Fidelity(R) VIP Equity-Income -- Initial Class                  2.91      9.48      2.45      6.83         2.82
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.38     22.11     12.41       N/A        18.74
Janus Aspen Series Balanced -- Institutional Shares            (1.04)     4.43      1.90      8.64         0.39
Janus Aspen Series Worldwide Growth -- Institutional Shares     0.79      5.19     (4.09)     4.85        (8.48)
MainStay VP Balanced -- Service Class                          (3.85)      N/A       N/A       N/A        (0.99)
MainStay VP Basic Value -- Initial Class                        1.76      8.84      0.93       N/A         0.90
MainStay VP Bond -- Initial Class                              (9.33)    (2.12)     2.16      4.30         3.32
MainStay VP Capital Appreciation -- Initial Class              (1.80)     4.69     (4.46)     2.90        (8.99)
MainStay VP Cash Management -- Current 7-day yield is
  2.98%(4)                                                     (4.97)    (2.02)    (0.86)     1.92         0.02
MainStay VP Common Stock -- Initial Class                       0.48      8.41     (0.84)     6.35        (3.58)
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.63)
MainStay VP Convertible -- Initial Class                        1.03      5.32      2.39       N/A        (0.36)
MainStay VP Developing Growth -- Initial Class                 12.24     11.28      1.44       N/A        (0.95)
MainStay VP Floating Rate -- Service Class                     (4.42)      N/A       N/A       N/A        (4.35)
MainStay VP Government -- Initial Class                        (9.20)    (2.63)     1.48      3.94         2.56
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (9.10)
MainStay VP High Yield Corporate Bond -- Initial Class         (2.90)     6.51      8.60      7.13         6.11
MainStay VP Income & Growth -- Initial Class                   (2.20)     7.76      0.87       N/A        (1.62)
MainStay VP International Equity -- Initial Class              10.26     14.83      8.74      6.03         3.73
MainStay VP Large Cap Growth -- Initial Class                  (0.12)     0.66     (5.32)      N/A        (9.46)
MainStay VP Mid Cap Core -- Initial Class                       4.98     17.69      7.97       N/A         9.27
MainStay VP Mid Cap Growth -- Initial Class                     8.25     18.78      5.05       N/A         5.64
MainStay VP Mid Cap Value -- Initial Class                      0.20     12.24      4.58       N/A         4.92
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (8.53)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (8.16)
MainStay VP S&P 500 Index(5) -- Initial Class                  (0.87)     6.86     (0.50)     6.33        (3.03)
MainStay VP Small Cap Growth -- Initial Class                   0.31     10.03      1.00       N/A         1.01
MainStay VP Total Return -- Initial Class                      (2.77)     4.04     (0.29)     4.56        (3.92)
MainStay VP Value -- Initial Class                              1.58     10.06      1.85      5.88         2.86
MFS(R) Investors Trust Series -- Initial Class                 (1.00)     6.41     (1.03)     4.65        (3.34)
MFS(R) Research Series -- Initial Class                        (2.78)     7.91     (1.57)     3.91        (6.27)
MFS(R) Utilities Series -- Service Class                        6.92     18.67      4.92       N/A        20.68
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.90     13.17       N/A       N/A        12.25
Royce Micro-Cap Portfolio                                      18.06     17.93     11.04       N/A        22.14
Royce Small-Cap Portfolio                                       0.56     17.94      9.49       N/A         3.86
T. Rowe Price Equity Income Portfolio                           0.14      8.82      3.51      8.10         5.00
Van Eck Worldwide Hard Assets                                  40.71     40.06     20.78      8.66        18.76
Van Kampen UIF Emerging Markets Equity -- Class I              27.09     29.99     16.27       N/A         6.66
Victory VIF Diversified Stock -- Class A Shares                 0.65      8.81      0.53       N/A         5.31
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

(1) The LifeStages(R) Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004 and MainStay VP Floating Rate -- Service Class, MainStay VP Balanced -- Service Class which were added on May 1, 2005 and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 327894 CV

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.13%(4)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          22.17     20.65       N/A       N/A        19.87
Calvert Social Balanced                                         2.86      6.34      1.44      4.85         4.59
Columbia Small Cap Value Fund, Variable Series -- Class B(6)   14.68     19.53     11.79       N/A        11.24
Dreyfus IP Technology Growth -- Service Shares                  5.51      5.17     (5.19)      N/A         4.16
Fidelity(R) VIP Contrafund(R) -- Service Class 2               15.47     16.10      7.92      9.86        16.29
Fidelity(R) VIP Equity-Income -- Service Class 2               10.80     11.57      3.42      6.80        10.66
Fidelity(R) VIP Mid Cap -- Service Class 2                     20.57     24.06     13.32       N/A        21.55
Janus Aspen Series Balanced -- Service Shares                   6.56      6.72      2.89       N/A         6.14
Janus Aspen Series Worldwide Growth -- Service Shares           8.50      7.44     (3.11)      N/A         7.00
MainStay VP Balanced -- Service Class                           3.76       N/A       N/A       N/A         5.75
MainStay VP Basic Value -- Service Class                        9.58     10.95      1.97       N/A         9.96
MainStay VP Bond -- Service Class                              (2.42)     0.24      3.13      4.18         0.10
MainStay VP Capital Appreciation -- Service Class               5.67      6.95     (3.50)     2.78         6.00
MainStay VP Cash Management -- Current 7-day yield is
  3.13%(4)                                                      2.55      0.61      0.40      2.07         0.32
MainStay VP Common Stock -- Service Class                       8.13     10.51      0.16      6.24        10.08
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (1.10)
MainStay VP Convertible -- Service Class                        8.75      7.56      3.36       N/A         6.96
MainStay VP Developing Growth -- Service Class                 20.08     13.26      2.44       N/A        12.52
MainStay VP Floating Rate -- Service Class                      3.15       N/A       N/A       N/A         2.16
MainStay VP Government -- Service Class                        (2.29)    (0.28)     2.48      3.82        (0.53)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (0.09)
MainStay VP High Yield Corporate Bond -- Service Class          4.50      8.70      9.35      7.03         9.37
MainStay VP Income & Growth -- Service Class                    5.32      9.92      1.91       N/A         9.36
MainStay VP International Equity -- Service Class              18.16     16.71      9.49      5.92        15.64
MainStay VP Large Cap Growth -- Service Class                   7.54      3.10     (4.36)      N/A         2.62
MainStay VP Mid Cap Core -- Service Class                      12.86     19.46      8.73       N/A        18.28
MainStay VP Mid Cap Growth -- Service Class                    16.12     20.52      5.92       N/A        19.72
MainStay VP Mid Cap Value -- Service Class                      7.86     14.21      5.46       N/A        12.77
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.89)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (0.09)
MainStay VP S&P 500 Index(5) -- Service Class                   6.68      9.03      0.50      6.21         8.38
MainStay VP Small Cap Growth -- Service Class                   7.99     12.08      2.03       N/A        11.35
MainStay VP Total Return -- Service Class                       4.62      6.33      0.71      4.44         6.01
MainStay VP Value -- Service Class                              9.34     12.11      2.85      5.76        11.83
MFS(R) Investors Trust Series -- Service Class                  6.63      8.61     (0.01)      N/A         8.00
MFS(R) Research Series -- Service Class                         4.62      9.97     (0.55)      N/A         8.50
MFS(R) Utilities Series -- Service Class                       15.09     20.72      6.05       N/A        22.41
Neuberger Berman AMT Mid-Cap Growth -- Class S                 17.07     15.39       N/A       N/A        15.37
Royce Micro-Cap Portfolio                                      26.25     20.00     11.99       N/A        26.46
Royce Small-Cap Portfolio                                       8.52     20.01     10.48       N/A        12.04
T. Rowe Price Equity Income Portfolio -- II                     7.80     10.92       N/A       N/A        10.31
Van Eck Worldwide Hard Assets                                  48.93     41.62     21.52      8.83        25.28
Van Kampen UIF Emerging Markets Equity -- Class II             35.33     31.68       N/A       N/A        32.13
Victory VIF Diversified Stock -- Class A Shares                 8.62     11.19      1.80       N/A         7.99
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          15.17     19.02       N/A       N/A        18.50
Calvert Social Balanced                                        (3.62)     4.23      0.32      4.85         3.28
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    7.68     17.88     11.01       N/A         7.13
Dreyfus IP Technology Growth -- Service Shares                 (1.13)     3.02     (6.23)      N/A         2.33
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.47     14.34      7.02      9.86        14.84
Fidelity(R) VIP Equity-Income -- Service Class 2                3.82      9.66      2.35      6.80         9.05
Fidelity(R) VIP Mid Cap -- Service Class 2                     13.57     22.52     12.59       N/A        19.77
Janus Aspen Series Balanced -- Service Shares                  (0.15)     4.63      1.79       N/A         4.38
Janus Aspen Series Worldwide Growth -- Service Shares           1.66      5.38     (4.18)      N/A         5.27
MainStay VP Balanced -- Service Class                          (2.77)      N/A       N/A       N/A        (0.01)
MainStay VP Basic Value -- Service Class                        2.68      9.02      0.84       N/A         8.31
MainStay VP Bond -- Service Class                              (8.57)    (1.91)     2.04      4.18        (1.69)
MainStay VP Capital Appreciation -- Service Class              (0.99)     4.87     (4.56)     2.78         4.24
MainStay VP Cash Management -- Current 7-day yield is
  3.13%(4)                                                     (3.91)    (1.55)    (0.71)     2.07        (1.02)
MainStay VP Common Stock -- Service Class                       1.32      8.57     (0.94)     6.24         8.46
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.33)
MainStay VP Convertible -- Service Class                        1.90      5.51      2.28       N/A         5.23
MainStay VP Developing Growth -- Service Class                 13.08     11.42      1.33       N/A        10.96
MainStay VP Floating Rate -- Service Class                     (3.35)      N/A       N/A       N/A        (3.40)
MainStay VP Government -- Service Class                        (8.44)    (2.42)     1.37      3.82        (2.31)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (6.38)
MainStay VP High Yield Corporate Bond -- Service Class         (2.08)     6.68      8.50      7.03         7.73
MainStay VP Income & Growth -- Service Class                   (1.32)     7.96      0.79       N/A         7.70
MainStay VP International Equity -- Service Class              11.16     14.97      8.64      5.92        14.17
MainStay VP Large Cap Growth -- Service Class                   0.76      0.89     (5.41)      N/A         0.78
MainStay VP Mid Cap Core -- Service Class                       5.86     17.81      7.86       N/A        16.88
MainStay VP Mid Cap Growth -- Service Class                     9.12     18.90      4.94       N/A        18.36
MainStay VP Mid Cap Value -- Service Class                      1.06     12.39      4.47       N/A        11.23
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (7.14)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (6.38)
MainStay VP S&P 500 Index(5) -- Service Class                  (0.04)     7.03     (0.61)     6.21         6.70
MainStay VP Small Cap Growth -- Service Class                   1.19     10.19      0.90       N/A         9.76
MainStay VP Total Return -- Service Class                      (1.97)     4.22     (0.40)     4.44         4.26
MainStay VP Value -- Service Class                              2.45     10.22      1.75      5.76        10.26
MFS(R) Investors Trust Series -- Service Class                 (0.08)     6.59     (1.11)      N/A         6.29
MFS(R) Research Series -- Service Class                        (1.97)     8.01     (1.65)      N/A         6.80
MFS(R) Utilities Series -- Service Class                        8.09     19.09      5.08       N/A        20.78
Neuberger Berman AMT Mid-Cap Growth -- Class S                 10.07     13.61       N/A       N/A        13.85
Royce Micro-Cap Portfolio                                      19.25     18.35     11.22       N/A        20.57
Royce Small-Cap Portfolio                                       1.69     18.37      9.66       N/A         6.03
T. Rowe Price Equity Income Portfolio -- II                     1.01      8.99       N/A       N/A         8.68
Van Eck Worldwide Hard Assets                                  41.93     40.45     20.97      8.83        24.55
Van Kampen UIF Emerging Markets Equity -- Class II             28.33     30.32       N/A       N/A        31.01
Victory VIF Diversified Stock -- Class A Shares                 1.78      9.27      0.68       N/A         4.97
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  3.13%(4)                                                     1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          22.41     20.92      5.48      2.22        13.21
Calvert Social Balanced                                         2.87      6.34      1.44      4.85         4.59
Columbia Small Cap Value Fund, Variable Series -- Class B(6)   14.68     19.53     11.79       N/A        11.24
Dreyfus IP Technology Growth -- Initial Shares                  5.79      5.40     (4.94)      N/A         0.94
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.75     16.40      8.19     10.05        10.00
Fidelity(R) VIP Equity-Income -- Initial Class                 11.06     11.83      3.68      6.99         5.64
Fidelity(R) VIP Mid Cap -- Service Class 2                     20.57     24.06     13.32       N/A        21.55
Janus Aspen Series Balanced -- Institutional Shares             6.79      6.98      3.14      8.80         4.26
Janus Aspen Series Worldwide Growth -- Institutional Shares     8.77      7.70     (2.87)     5.01         0.72
MainStay VP Balanced -- Service Class                           3.76       N/A       N/A       N/A         5.75
MainStay VP Basic Value -- Initial Class                        9.83     11.21      2.21       N/A         4.24
MainStay VP Bond -- Initial Class                              (2.14)     0.50      3.39      4.45         3.01
MainStay VP Capital Appreciation -- Initial Class               5.97      7.23     (3.25)     3.05         0.23
MainStay VP Cash Management -- Current 7-day yield is
  3.13%(4)                                                      2.55      0.61      0.40      2.07         0.32
MainStay VP Common Stock -- Initial Class                       8.44     10.80      0.42      6.51         4.39
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (1.10)
MainStay VP Convertible -- Initial Class                        9.03      7.83      3.61       N/A         5.85
MainStay VP Developing Growth -- Initial Class                 20.42     13.56      2.70       N/A         6.88
MainStay VP Floating Rate -- Service Class                      3.15       N/A       N/A       N/A         2.16
MainStay VP Government -- Initial Class                        (2.01)    (0.02)     2.74      4.09         2.21
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (0.09)
MainStay VP High Yield Corporate Bond -- Initial Class          4.79      8.97      9.62      7.29        10.36
MainStay VP Income & Growth -- Initial Class                    5.55     10.17      2.15       N/A         4.67
MainStay VP International Equity -- Initial Class              18.44     16.99      9.75      6.19        10.99
MainStay VP Large Cap Growth -- Initial Class                   7.79      3.35     (4.12)      N/A        (0.52)
MainStay VP Mid Cap Core -- Initial Class                      13.15     19.76      9.00       N/A        11.43
MainStay VP Mid Cap Growth -- Initial Class                    16.42     20.83      6.18       N/A         9.95
MainStay VP Mid Cap Value -- Initial Class                      8.14     14.49      5.72       N/A         6.41
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.89)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (0.09)
MainStay VP S&P 500 Index(5) -- Initial Class                   6.98      9.31      0.76      6.49         4.24
MainStay VP Small Cap Growth -- Initial Class                   8.25     12.36      2.28       N/A         4.66
MainStay VP Total Return -- Initial Class                       4.93      6.60      0.97      4.72         3.28
MainStay VP Value -- Initial Class                              9.63     12.39      3.10      6.03         3.80
MFS(R) Investors Trust Series -- Initial Class                  6.85      8.88      0.23      4.80         3.13
MFS(R) Research Series -- Initial Class                         4.92     10.32     (0.32)     4.06         3.72
MFS(R) Utilities Series -- Service Class                       15.09     20.72      6.05       N/A        22.41
Neuberger Berman AMT Mid-Cap Growth -- Class S                 17.07     15.39       N/A       N/A        15.37
Royce Micro-Cap Portfolio                                      26.25     20.00     11.99       N/A        26.46
Royce Small-Cap Portfolio                                       8.52     20.01     10.48       N/A        12.04
T. Rowe Price Equity Income Portfolio                           8.07     11.19      4.69      8.26         5.15
Van Eck Worldwide Hard Assets                                  48.93     41.62     21.52      8.83        25.28
Van Kampen UIF Emerging Markets Equity -- Class I              35.30     31.74     17.10       N/A        18.28
Victory VIF Diversified Stock -- Class A Shares                 8.62     11.19      1.80       N/A         7.99
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.41     19.30      4.49      2.22        12.19
Calvert Social Balanced                                        (3.62)     4.23      0.32      4.85         3.28
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    7.68     17.88     11.01       N/A         7.13
Dreyfus IP Technology Growth -- Initial Shares                 (0.88)     3.25     (5.99)      N/A        (0.41)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.75     14.65      7.30     10.05         8.90
Fidelity(R) VIP Equity-Income -- Initial Class                  4.07      9.93      2.62      6.99         4.38
Fidelity(R) VIP Mid Cap -- Service Class 2                     13.57     22.52     12.59       N/A        19.77
Janus Aspen Series Balanced -- Institutional Shares             0.07      4.90      2.06      8.80         2.96
Janus Aspen Series Worldwide Growth -- Institutional Shares     1.92      5.65     (3.95)     5.01        (0.63)
MainStay VP Balanced -- Service Class                          (2.77)      N/A       N/A       N/A        (0.01)
MainStay VP Basic Value -- Initial Class                        2.91      9.29      1.09       N/A         3.22
MainStay VP Bond -- Initial Class                              (8.31)    (1.65)     2.32      4.45         1.66
MainStay VP Capital Appreciation -- Initial Class              (0.70)     5.16     (4.32)     3.05        (1.11)
MainStay VP Cash Management -- Current 7-day yield is
  3.13%(4)                                                     (3.91)    (1.55)    (0.71)     2.07        (1.02)
MainStay VP Common Stock -- Initial Class                       1.61      8.86     (0.69)     6.51         3.09
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.33)
MainStay VP Convertible -- Initial Class                        2.16      5.79      2.55       N/A         4.61
MainStay VP Developing Growth -- Initial Class                 13.42     11.72      1.60       N/A         5.66
MainStay VP Floating Rate -- Service Class                     (3.35)      N/A       N/A       N/A        (3.40)
MainStay VP Government -- Initial Class                        (8.18)    (2.16)     1.64      4.09         0.84
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (6.38)
MainStay VP High Yield Corporate Bond -- Initial Class         (1.81)     6.97      8.77      7.29         9.28
MainStay VP Income & Growth -- Initial Class                   (1.10)     8.22      1.03       N/A         3.38
MainStay VP International Equity -- Initial Class              11.44     15.26      8.91      6.19         9.91
MainStay VP Large Cap Growth -- Initial Class                   1.00      1.14     (5.18)      N/A        (1.86)
MainStay VP Mid Cap Core -- Initial Class                       6.15     18.11      8.14       N/A        10.38
MainStay VP Mid Cap Growth -- Initial Class                     9.42     19.21      5.22       N/A         8.86
MainStay VP Mid Cap Value -- Initial Class                      1.33     12.69      4.74       N/A         5.19
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (7.14)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (6.38)
MainStay VP S&P 500 Index(5) -- Initial Class                   0.24      7.32     (0.35)     6.49         2.94
MainStay VP Small Cap Growth -- Initial Class                   1.43     10.48      1.16       N/A         3.37
MainStay VP Total Return -- Initial Class                      (1.68)     4.51     (0.14)     4.72         1.94
MainStay VP Value -- Initial Class                              2.72     10.51      2.02      6.03         2.48
MFS(R) Investors Trust Series -- Initial Class                  0.11      6.87     (0.88)     4.80         1.79
MFS(R) Research Series -- Initial Class                        (1.69)     8.37     (1.42)     4.06         2.39
MFS(R) Utilities Series -- Service Class                        8.09     19.09      5.08       N/A        20.78
Neuberger Berman AMT Mid-Cap Growth -- Class S                 10.07     13.61       N/A       N/A        13.85
Royce Micro-Cap Portfolio                                      19.25     18.35     11.22       N/A        20.57
Royce Small-Cap Portfolio                                       1.69     18.37      9.66       N/A         6.03
T. Rowe Price Equity Income Portfolio                           1.26      9.27      3.67      8.26         3.88
Van Eck Worldwide Hard Assets                                  41.93     40.45     20.97      8.83        24.55
Van Kampen UIF Emerging Markets Equity -- Class I              28.30     30.39     16.45       N/A        17.41
Victory VIF Diversified Stock -- Class A Shares                 1.78      9.27      0.68       N/A         4.97
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS FOR YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

(1) The LifeStages(R) Essentials Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Essentials Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004 and MainStay VP Floating Rate -- Service Class, MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Oregon.

SMRU # 327894 CV

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                          DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares         5/1/02       6/2/03
Calvert Social Balanced                                       9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares              12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2             1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2             1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares               12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares       12/31/99       6/2/03
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                      6/2/03       6/2/03
MainStay VP Bond -- Service Class                             6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class             6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  2.72%(4)                                                   1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                     6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06
MainStay VP Convertible -- Service Class                      6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05
MainStay VP Government -- Service Class                       6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class        6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                  6/2/03       6/2/03
MainStay VP International Equity -- Service Class             6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                    6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                 6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Total Return -- Service Class                     6/2/03       6/2/03
MainStay VP Value -- Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                5/1/00       6/2/03
MFS(R) Research Series -- Service Class                       5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                      5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S               2/18/03       6/2/03
Royce Micro-Cap Portfolio                                   12/27/96       5/1/05
Royce Small-Cap Portfolio                                   12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                  4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                 9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II           1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04
----------------------------------------------------------------------------------
                                                               Negative numbers
                                                            appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         21.68     20.16       N/A      N/A         19.40
Calvert Social Balanced                                        2.45      5.91      1.03     4.43          7.20
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                        14.23     19.06     11.35      N/A         11.86
Dreyfus IP Technology Growth -- Service Shares                 5.09      4.75     (5.56)     N/A          3.80
Fidelity(R) VIP Contrafund(R) -- Service Class 2              15.01     15.64      7.49     9.42         14.94
Fidelity(R) VIP Equity-Income -- Service Class 2              10.36     11.13      3.01     6.38         10.79
Fidelity(R) VIP Mid Cap -- Service Class 2                    20.08     23.56     12.87      N/A         20.02
Janus Aspen Series Balanced -- Service Shares                  6.13      6.29      2.48      N/A          5.75
Janus Aspen Series Worldwide Growth -- Service Shares          8.06      7.01     (3.50)     N/A          6.68
MainStay VP Balanced -- Service Class                          3.35       N/A       N/A      N/A          5.75
MainStay VP Basic Value -- Service Class                       9.15     10.51      1.56      N/A          9.71
MainStay VP Bond -- Service Class                             (2.81)    (0.16)     2.71     3.76         (0.51)
MainStay VP Capital Appreciation -- Service Class              5.25      6.53     (3.88)    2.37          5.49
MainStay VP Cash Management -- Current 7-day yield is
  2.72%(4)                                                     2.14      0.20      0.00     1.66         (0.05)
MainStay VP Common Stock -- Service Class                      7.70     10.07     (0.24)    5.82          9.75
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A      N/A         (0.81)
MainStay VP Convertible -- Service Class                       8.32      7.13      2.94      N/A          6.53
MainStay VP Developing Growth -- Service Class                19.60     12.81      2.03      N/A         11.62
MainStay VP Floating Rate -- Service Class                     2.73       N/A       N/A      N/A          3.51
MainStay VP Government -- Service Class                       (2.68)    (0.68)     2.07     3.41         (0.92)
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A      N/A         (2.64)
MainStay VP High Yield Corporate Bond -- Service Class         4.08      8.26      8.91     6.60          8.71
MainStay VP Income & Growth -- Service Class                   4.90      9.48      1.51      N/A          8.61
MainStay VP International Equity -- Service Class             17.69     16.25      9.05     5.50         14.37
MainStay VP Large Cap Growth -- Service Class                  7.11      2.69     (4.74)     N/A          1.32
MainStay VP Mid Cap Core -- Service Class                     12.41     18.99      8.30      N/A         18.90
MainStay VP Mid Cap Growth -- Service Class                   15.66     20.04      5.49      N/A         18.82
MainStay VP Mid Cap Value -- Service Class                     7.43     13.75      5.04      N/A         12.30
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A      N/A         (1.20)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A      N/A         (2.55)
MainStay VP S&P 500 Index(5) -- Service Class                  6.25      8.60      0.10     5.79          8.20
MainStay VP Small Cap Growth -- Service Class                  7.56     11.64      1.62      N/A         10.65
MainStay VP Total Return -- Service Class                      4.20      5.90      0.31     4.02          4.84
MainStay VP Value -- Service Class                             8.91     11.66      2.43     5.34         11.38
MFS(R) Investors Trust Series -- Service Class                 6.21      8.17     (0.41)     N/A          7.78
MFS(R) Research Series -- Service Class                        4.20      9.53     (0.94)     N/A          9.64
MFS(R) Utilities Series -- Service Class                      14.63     20.23      5.63      N/A         22.36
Neuberger Berman AMT Mid-Cap Growth -- Class S                16.61     14.93       N/A      N/A         14.36
Royce Micro-Cap Portfolio                                     25.75     19.52     11.54      N/A         26.83
Royce Small-Cap Portfolio                                      8.09     19.53     10.03      N/A          8.30
T. Rowe Price Equity Income Portfolio -- II                    7.37     10.47       N/A      N/A          9.60
Van Eck Worldwide Hard Assets                                 48.33     41.06     21.04     8.39         42.64
Van Kampen UIF Emerging Markets Equity -- Class II            34.79     31.16       N/A      N/A         25.44
Victory VIF Diversified Stock -- Class A Shares                8.19     10.74      1.39      N/A          8.44
----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         13.68     18.53       N/A      N/A         17.73
Calvert Social Balanced                                       (4.93)     3.79      1.03     4.43          7.20
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                         6.23     17.39     11.35      N/A          6.63
Dreyfus IP Technology Growth -- Service Shares                (2.48)     2.58     (5.56)     N/A          1.58
Fidelity(R) VIP Contrafund(R) -- Service Class 2               7.01     13.87      7.49     9.42         14.94
Fidelity(R) VIP Equity-Income -- Service Class 2               2.41      9.20      3.01     6.38          8.85
Fidelity(R) VIP Mid Cap -- Service Class 2                    12.08     22.02     12.87      N/A         18.00
Janus Aspen Series Balanced -- Service Shares                 (1.51)     4.18      2.48      N/A          5.75
Janus Aspen Series Worldwide Growth -- Service Shares          0.28      4.94     (3.50)     N/A          4.48
MainStay VP Balanced -- Service Class                         (4.09)      N/A       N/A      N/A         (0.99)
MainStay VP Basic Value -- Service Class                       1.29      8.56      1.56      N/A          7.68
MainStay VP Bond -- Service Class                             (9.81)    (2.30)     2.71     3.76         (0.51)
MainStay VP Capital Appreciation -- Service Class             (2.33)     4.43     (3.88)    2.37          3.24
MainStay VP Cash Management -- Current 7-day yield is
  2.72%(4)                                                    (5.21)    (1.95)     0.00     1.66         (0.05)
MainStay VP Common Stock -- Service Class                     (0.06)     8.11     (0.24)    5.82          7.77
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A      N/A         (7.95)
MainStay VP Convertible -- Service Class                       0.52      5.06      2.94      N/A          6.53
MainStay VP Developing Growth -- Service Class                11.60     10.95      2.03      N/A         11.62
MainStay VP Floating Rate -- Service Class                    (4.66)      N/A       N/A      N/A         (3.19)
MainStay VP Government -- Service Class                       (9.69)    (2.81)     2.07     3.41         (0.92)
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A      N/A         (9.65)
MainStay VP High Yield Corporate Bond -- Service Class        (3.41)     6.23      8.91     6.60          8.71
MainStay VP Income & Growth -- Service Class                  (2.65)     7.50      1.51      N/A          8.61
MainStay VP International Equity -- Service Class              9.69     14.49      9.05     5.50         14.37
MainStay VP Large Cap Growth -- Service Class                 (0.60)     0.49     (4.74)     N/A          1.32
MainStay VP Mid Cap Core -- Service Class                      4.41     17.32      8.30      N/A         17.18
MainStay VP Mid Cap Growth -- Service Class                    7.66     18.40      5.49      N/A         18.82
MainStay VP Mid Cap Value -- Service Class                    (0.31)    11.92      5.04      N/A         12.30
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A      N/A         (8.31)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A      N/A         (9.57)
MainStay VP S&P 500 Index(5) -- Service Class                 (1.40)     6.58      0.10     5.79          6.17
MainStay VP Small Cap Growth -- Service Class                 (0.18)     9.73      1.62      N/A          8.64
MainStay VP Total Return -- Service Class                     (3.30)     3.78      0.31     4.02          4.84
MainStay VP Value -- Service Class                             1.07      9.76      2.43     5.34          9.39
MFS(R) Investors Trust Series -- Service Class                (1.44)     6.14     (0.41)     N/A          5.68
MFS(R) Research Series -- Service Class                       (3.30)     7.55     (0.94)     N/A          7.56
MFS(R) Utilities Series -- Service Class                       6.63     18.60      5.63      N/A         20.70
Neuberger Berman AMT Mid-Cap Growth -- Class S                 8.61     13.13       N/A      N/A         12.55
Royce Micro-Cap Portfolio                                     17.75     17.86     11.54      N/A         19.42
Royce Small-Cap Portfolio                                      0.31     17.87     10.03      N/A          0.62
T. Rowe Price Equity Income Portfolio -- II                   (0.36)     8.53       N/A      N/A          9.60
Van Eck Worldwide Hard Assets                                 40.33     39.87     21.04     8.39         42.64
Van Kampen UIF Emerging Markets Equity -- Class II            26.79     29.79       N/A      N/A         23.52
Victory VIF Diversified Stock -- Class A Shares                0.40      8.81      1.39      N/A          4.49
----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                          DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares        9/21/88      5/10/02
Calvert Social Balanced                                       9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares               8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class               10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares          9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                     9/13/93      5/10/02
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                      5/1/98      5/10/02
MainStay VP Bond -- Initial Class                            1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class            1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  2.72%(4)                                                   1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                    1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                     10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05
MainStay VP Government -- Initial Class                      1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class        5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP International Equity -- Initial Class             5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                 5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                    7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                 7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                    1/29/93      5/10/02
MainStay VP Value -- Initial Class                            5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class               10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                      7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                      5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S               2/18/03       6/2/03
Royce Micro-Cap Portfolio                                   12/27/96       5/1/05
Royce Small-Cap Portfolio                                   12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                        3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                 9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I            10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04
----------------------------------------------------------------------------------
                                                               Negative numbers
                                                            appear in parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                       SINCE
                                                                                                     INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                        YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares        21.92     20.44      5.06      1.81        20.97
Calvert Social Balanced                                       2.45      5.91      1.03      4.43         7.20
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                       14.23     19.06     11.35       N/A        11.86
Dreyfus IP Technology Growth -- Initial Shares                5.37      4.97     (5.32)      N/A        10.08
Fidelity(R) VIP Contrafund(R) -- Initial Class               15.29     15.93      7.76      9.62        15.15
Fidelity(R) VIP Equity-Income -- Initial Class               10.62     11.38      3.26      6.57         5.59
Fidelity(R) VIP Mid Cap -- Service Class 2                   20.08     23.56     12.87       N/A        20.02
Janus Aspen Series Balanced -- Institutional Shares           6.37      6.55      2.73      8.37         5.08
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                      8.33      7.27     (3.26)     4.59         7.67
MainStay VP Balanced -- Service Class                         3.35       N/A       N/A       N/A         5.75
MainStay VP Basic Value -- Initial Class                      9.39     10.77      1.80       N/A        14.12
MainStay VP Bond -- Initial Class                            (2.54)     0.10      2.98      4.04         2.18
MainStay VP Capital Appreciation -- Initial Class             5.55      6.80     (3.64)     2.64         5.49
MainStay VP Cash Management -- Current 7-day yield is
  2.72%(4)                                                    2.14      0.20      0.00      1.66        (0.05)
MainStay VP Common Stock -- Initial Class                     8.01     10.35      0.02      6.09         7.55
MainStay VP Conservative Allocation -- Service Class           N/A       N/A       N/A       N/A        (0.81)
MainStay VP Convertible -- Initial Class                      8.59      7.40      3.20       N/A         8.78
MainStay VP Developing Growth -- Initial Class               19.94     13.11      2.29       N/A        14.81
MainStay VP Floating Rate -- Service Class                    2.73       N/A       N/A       N/A         3.51
MainStay VP Government -- Initial Class                      (2.40)    (0.42)     2.33      3.68         1.41
MainStay VP Growth Allocation -- Service Class                 N/A       N/A       N/A       N/A        (2.64)
MainStay VP High Yield Corporate Bond -- Initial Class        4.37      8.54      9.18      6.86        12.09
MainStay VP Income & Growth -- Initial Class                  5.13      9.73      1.74       N/A         9.73
MainStay VP International Equity -- Initial Class            17.96     16.53      9.31      5.76        14.46
MainStay VP Large Cap Growth -- Initial Class                 7.36      2.94     (4.51)      N/A         4.69
MainStay VP Mid Cap Core -- Initial Class                    12.69     19.28      8.57       N/A        17.21
MainStay VP Mid Cap Growth -- Initial Class                  15.96     20.34      5.75       N/A        22.38
MainStay VP Mid Cap Value -- Initial Class                    7.71     14.04      5.30       N/A         6.43
MainStay VP Moderate Allocation -- Service Class               N/A       N/A       N/A       N/A        (1.20)
MainStay VP Moderate Growth Allocation -- Service Class        N/A       N/A       N/A       N/A        (2.55)
MainStay VP S&P 500 Index(5) -- Initial Class                 6.55      8.88      0.36      6.06         9.29
MainStay VP Small Cap Growth -- Initial Class                 7.82     11.91      1.87       N/A         7.46
MainStay VP Total Return -- Initial Class                     4.51      6.18      0.57      4.30         6.95
MainStay VP Value -- Initial Class                            9.19     11.94      2.69      5.61         5.77
MFS(R) Investors Trust Series -- Initial Class                6.42      8.44     (0.17)     4.39        11.18
MFS(R) Research Series -- Initial Class                       4.50      9.88     (0.72)     3.65         9.93
MFS(R) Utilities Series -- Service Class                     14.63     20.23      5.63       N/A        22.36
Neuberger Berman AMT Mid-Cap Growth -- Class S               16.61     14.93       N/A       N/A        14.36
Royce Micro-Cap Portfolio                                    25.75     19.52     11.54       N/A        26.83
Royce Small-Cap Portfolio                                     8.09     19.53     10.03       N/A         8.30
T. Rowe Price Equity Income Portfolio                         7.64     10.75      4.27      7.83         5.41
Van Eck Worldwide Hard Assets                                48.33     41.06     21.04      8.39        42.64
Van Kampen UIF Emerging Markets Equity -- Class I            34.76     31.22     16.63       N/A        32.02
Victory VIF Diversified Stock -- Class A Shares               8.19     10.74      1.39       N/A         8.44
----------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

                                                                           ASSUMING SURRENDER(%)
                                                                                                       SINCE
                                                                                                     INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                        YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares        13.92     18.81      5.06      1.81        20.97
Calvert Social Balanced                                      (4.93)     3.79      1.03      4.43         7.20
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                        6.23     17.39     11.35       N/A         6.63
Dreyfus IP Technology Growth -- Initial Shares               (2.22)     2.81     (5.32)      N/A        10.08
Fidelity(R) VIP Contrafund(R) -- Initial Class                7.29     14.17      7.76      9.62        15.15
Fidelity(R) VIP Equity-Income -- Initial Class                2.66      9.47      3.26      6.57         5.59
Fidelity(R) VIP Mid Cap -- Service Class 2                   12.08     22.02     12.87       N/A        18.00
Janus Aspen Series Balanced -- Institutional Shares          (1.29)     4.45      2.73      8.37         5.08
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                      0.53      5.21     (3.26)     4.59         7.67
MainStay VP Balanced -- Service Class                        (4.09)      N/A       N/A       N/A        (0.99)
MainStay VP Basic Value -- Initial Class                      1.51      8.83      1.80       N/A        14.12
MainStay VP Bond -- Initial Class                            (9.55)    (2.05)     2.98      4.04         2.18
MainStay VP Capital Appreciation -- Initial Class            (2.05)     4.72     (3.64)     2.64         5.49
MainStay VP Cash Management -- Current 7-day yield is
  2.72%(4)                                                   (5.21)    (1.95)     0.00      1.66        (0.05)
MainStay VP Common Stock -- Initial Class                     0.23      8.40      0.02      6.09         7.55
MainStay VP Conservative Allocation -- Service Class           N/A       N/A       N/A       N/A        (7.95)
MainStay VP Convertible -- Initial Class                      0.78      5.34      3.20       N/A         8.78
MainStay VP Developing Growth -- Initial Class               11.94     11.25      2.29       N/A        14.81
MainStay VP Floating Rate -- Service Class                   (4.66)      N/A       N/A       N/A        (3.19)
MainStay VP Government -- Initial Class                      (9.42)    (2.56)     2.33      3.68         1.41
MainStay VP Growth Allocation -- Service Class                 N/A       N/A       N/A       N/A        (9.65)
MainStay VP High Yield Corporate Bond -- Initial Class       (3.14)     6.52      9.18      6.86        12.09
MainStay VP Income & Growth -- Initial Class                 (2.44)     7.76      1.74       N/A         9.73
MainStay VP International Equity -- Initial Class             9.96     14.78      9.31      5.76        14.46
MainStay VP Large Cap Growth -- Initial Class                (0.37)     0.73     (4.51)      N/A         4.69
MainStay VP Mid Cap Core -- Initial Class                     4.69     17.62      8.57       N/A        17.21
MainStay VP Mid Cap Growth -- Initial Class                   7.96     18.71      5.75       N/A        22.38
MainStay VP Mid Cap Value -- Initial Class                   (0.05)    12.21      5.30       N/A         6.43
MainStay VP Moderate Allocation -- Service Class               N/A       N/A       N/A       N/A        (8.31)
MainStay VP Moderate Growth Allocation -- Service Class        N/A       N/A       N/A       N/A        (9.57)
MainStay VP S&P 500 Index(5) -- Initial Class                (1.12)     6.87      0.36      6.06         9.29
MainStay VP Small Cap Growth -- Initial Class                 0.06     10.01      1.87       N/A         7.46
MainStay VP Total Return -- Initial Class                    (3.02)     4.07      0.57      4.30         6.95
MainStay VP Value -- Initial Class                            1.33     10.05      2.69      5.61         5.77
MFS(R) Investors Trust Series -- Initial Class               (1.24)     6.42     (0.17)     4.39        11.18
MFS(R) Research Series -- Initial Class                      (3.02)     7.91     (0.72)     3.65         9.93
MFS(R) Utilities Series -- Service Class                      6.63     18.60      5.63       N/A        20.70
Neuberger Berman AMT Mid-Cap Growth -- Class S                8.61     13.13       N/A       N/A        12.55
Royce Micro-Cap Portfolio                                    17.75     17.86     11.54       N/A        19.42
Royce Small-Cap Portfolio                                     0.31     17.87     10.03       N/A         0.62
T. Rowe Price Equity Income Portfolio                        (0.11)     8.81      4.27      7.83         5.41
Van Eck Worldwide Hard Assets                                40.33     39.87     21.04      8.39        42.64
Van Kampen UIF Emerging Markets Equity -- Class I            26.76     29.85     16.63       N/A        32.02
Victory VIF Diversified Stock -- Class A Shares               0.40      8.81      1.39       N/A         8.44
----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

(1) The LifeStages(R) Select Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios existed prior to this date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class, MainStay VP Balanced -- Service Class which were added on May 1, 2005 and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth
Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Montana, New Jersey, New York and Oregon.

SMRU # 327894 CV

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  2.82%(4)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares          21.80     20.28       N/A      N/A         19.85
Calvert Social Balanced                                         2.55      6.02      1.14     4.54          5.81
Columbia Small Cap Value Fund, Variable Series -- Class B(6)   14.34     19.18     11.46      N/A         10.90
Dreyfus IP Technology Growth -- Service Shares                  5.20      4.85     (5.47)     N/A          3.86
Fidelity(R) VIP Contrafund(R) -- Service Class 2               15.12     15.75      7.60     9.53         15.20
Fidelity(R) VIP Equity-Income -- Service Class 2               10.47     11.24      3.11     6.48         10.42
Fidelity(R) VIP Mid Cap -- Service Class 2                     20.20     23.69     12.98      N/A         21.58
Janus Aspen Series Balanced -- Service Shares                   6.24      6.40      2.58      N/A          5.86
Janus Aspen Series Worldwide Growth -- Service Shares           8.17      7.12     (3.40)     N/A          6.18
MainStay VP Balanced -- Service Class                           3.45       N/A       N/A      N/A          5.43
MainStay VP Basic Value -- Service Class                        9.26     10.62      1.66      N/A          9.72
MainStay VP Bond -- Service Class                              (2.72)    (0.06)     2.82     3.87         (0.22)
MainStay VP Capital Appreciation -- Service Class               5.36      6.63     (3.79)    2.47          5.69
MainStay VP Cash Management -- Current 7-day yield is
  2.82%(4)                                                      2.25      0.30      0.10     1.76          0.27
MainStay VP Common Stock -- Service Class                       7.80     10.18     (0.14)    5.92          9.75
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A      N/A         (1.38)
MainStay VP Convertible -- Service Class                        8.42      7.24      3.05      N/A          6.48
MainStay VP Developing Growth -- Service Class                 19.72     12.93      2.13      N/A         12.69
MainStay VP Floating Rate -- Service Class                      2.84       N/A       N/A      N/A          2.34
MainStay VP Government -- Service Class                        (2.58)    (0.58)     2.17     3.51         (0.87)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A      N/A         (2.80)
MainStay VP High Yield Corporate Bond -- Service Class          4.19      8.37      9.02     6.70          8.86
MainStay VP Income & Growth -- Service Class                    5.00      9.59      1.61      N/A          8.88
MainStay VP International Equity -- Service Class              17.81     16.36      9.16     5.60         14.77
MainStay VP Large Cap Growth -- Service Class                   7.22      2.80     (4.64)     N/A          2.29
MainStay VP Mid Cap Core -- Service Class                      12.52     19.11      8.41      N/A         17.92
MainStay VP Mid Cap Growth -- Service Class                    15.77     20.16      5.60      N/A         20.12
MainStay VP Mid Cap Value -- Service Class                      7.54     13.87      5.15      N/A         12.43
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A      N/A         (1.47)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A      N/A         (1.00)
MainStay VP S&P 500 Index(5) -- Service Class                   6.36      8.71      0.20     5.89          8.06
MainStay VP Small Cap Growth -- Service Class                   7.67     11.75      1.72      N/A         11.69
MainStay VP Total Return -- Service Class                       4.31      6.01      0.41     4.13          4.86
MainStay VP Value -- Service Class                              9.02     11.77      2.54     5.44         10.97
MFS(R) Investors Trust Series -- Service Class                  6.31      8.28     (0.31)     N/A          7.48
MFS(R) Research Series -- Service Class                         4.31      9.64     (0.84)     N/A          9.57
MFS(R) Utilities Series -- Service Class                       14.75     20.35      5.73      N/A         21.90
Neuberger Berman AMT Mid-Cap Growth -- Class S                 16.72     15.04       N/A      N/A         14.48
Royce Micro-Cap Portfolio                                      25.87     19.64     11.65      N/A         27.86
Royce Small-Cap Portfolio                                       8.20     19.65     10.15      N/A         11.14
T. Rowe Price Equity Income Portfolio -- II                     7.47     10.58       N/A      N/A          9.90
Van Eck Worldwide Hard Assets                                  48.48     41.20     21.16     8.50         41.27
Van Kampen UIF Emerging Markets Equity -- Class II             34.93     31.29       N/A      N/A         30.85
Victory VIF Diversified Stock -- Class A Shares                 8.29     10.85      1.50      N/A          8.61
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares          13.80     18.41       N/A      N/A         18.23
Calvert Social Balanced                                        (4.83)     3.59      0.02     4.54          3.70
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    6.34     17.27     10.67      N/A          6.20
Dreyfus IP Technology Growth -- Service Shares                 (2.38)     2.37     (6.51)     N/A          1.68
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.12     13.73      6.69     9.53         13.44
Fidelity(R) VIP Equity-Income -- Service Class 2                2.51      9.04      2.03     6.48          8.50
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.20     21.92     12.24      N/A         19.50
Janus Aspen Series Balanced -- Service Shares                  (1.41)     3.99      1.47      N/A          3.79
Janus Aspen Series Worldwide Growth -- Service Shares           0.38      4.75     (4.47)     N/A          4.10
MainStay VP Balanced -- Service Class                          (4.00)      N/A       N/A      N/A         (1.14)
MainStay VP Basic Value -- Service Class                        1.39      8.39      0.54      N/A          7.77
MainStay VP Bond -- Service Class                              (9.72)    (2.52)     1.72     3.87         (2.31)
MainStay VP Capital Appreciation -- Service Class              (2.23)     4.23     (4.85)    2.47          3.61
MainStay VP Cash Management -- Current 7-day yield is
  2.82%(4)                                                     (5.11)    (2.16)    (1.01)    1.76         (1.83)
MainStay VP Common Stock -- Service Class                       0.04      7.94     (1.24)    5.92          7.84
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A      N/A         (8.48)
MainStay VP Convertible -- Service Class                        0.62      4.87      1.96      N/A          4.41
MainStay VP Developing Growth -- Service Class                 11.72     10.79      1.01      N/A         10.88
MainStay VP Floating Rate -- Service Class                     (4.57)      N/A       N/A      N/A         (4.08)
MainStay VP Government -- Service Class                        (9.59)    (3.02)     1.05     3.51         (2.95)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A      N/A         (9.80)
MainStay VP High Yield Corporate Bond -- Service Class         (3.31)     6.05      8.16     6.70          6.91
MainStay VP Income & Growth -- Service Class                   (2.56)     7.33      0.49      N/A          6.90
MainStay VP International Equity -- Service Class               9.81     14.36      8.30     5.60         13.00
MainStay VP Large Cap Growth -- Service Class                  (0.50)     0.27     (5.70)     N/A          0.14
MainStay VP Mid Cap Core -- Service Class                       4.52     17.20      7.52      N/A         16.25
MainStay VP Mid Cap Growth -- Service Class                     7.77     18.29      4.62      N/A         18.55
MainStay VP Mid Cap Value -- Service Class                     (0.21)    11.77      4.14      N/A         10.62
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A      N/A         (8.57)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A      N/A         (8.13)
MainStay VP S&P 500 Index(5) -- Service Class                  (1.30)     6.40     (0.90)    5.89          6.08
MainStay VP Small Cap Growth -- Service Class                  (0.08)     9.57      0.60      N/A          9.85
MainStay VP Total Return -- Service Class                      (3.20)     3.58     (0.70)    4.13          2.72
MainStay VP Value -- Service Class                              1.17      9.59      1.43     5.44          9.10
MFS(R) Investors Trust Series -- Service Class                 (1.34)     5.96     (1.41)     N/A          5.44
MFS(R) Research Series -- Service Class                        (3.20)     7.38     (1.94)     N/A          7.60
MFS(R) Utilities Series -- Service Class                        6.75     18.48      4.75      N/A         20.01
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.72     12.99       N/A      N/A         12.40
Royce Micro-Cap Portfolio                                      17.87     17.74     10.87      N/A         21.05
Royce Small-Cap Portfolio                                       0.41     17.76      9.32      N/A          4.21
T. Rowe Price Equity Income Portfolio -- II                    (0.26)     8.36       N/A      N/A          7.96
Van Eck Worldwide Hard Assets                                  40.48     39.85     20.60     8.50         39.90
Van Kampen UIF Emerging Markets Equity -- Class II             26.93     29.72       N/A      N/A         29.49
Victory VIF Diversified Stock -- Class A Shares                 0.50      8.64      0.37      N/A          5.14
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.75%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

(1) The LifeStages(R) Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown.

The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus II Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 327894 CV

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.19%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          0.31     22.23     20.71       N/A       N/A        19.96
Calvert Social Balanced                                        0.09      2.91      6.39      1.49      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                    0.19     14.74     19.59     11.85       N/A        11.69
Dreyfus IP Technology Growth -- Service Shares                (0.46)     5.57      5.22     (5.14)      N/A         4.44
Fidelity(R) VIP Contrafund(R) -- Service Class 2               0.62     15.53     16.16      7.98      9.91        15.94
Fidelity(R) VIP Equity-Income -- Service Class 2              (0.40)    10.85     11.63      3.47      6.85        10.85
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.48)    20.63     24.12     13.38       N/A        20.99
Janus Aspen Series Balanced -- Service Shares                 (0.19)     6.61      6.77      2.94       N/A         6.19
Janus Aspen Series Worldwide Growth -- Service Shares         (0.38)     8.55      7.50     (3.06)      N/A         7.29
MainStay VP Balanced -- Service Class                          0.34      3.82       N/A       N/A       N/A         5.76
MainStay VP Basic Value -- Service Class                       0.25      9.64     11.01      2.02       N/A        10.01
MainStay VP Bond -- Service Class                              0.02     (2.37)     0.29      3.18      4.23         0.13
MainStay VP Capital Appreciation -- Service Class             (0.36)     5.73      7.01     (3.45)     2.83         6.06
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.19%                                                        0.28      2.61      0.66      0.45      2.12         2.29
MainStay VP Common Stock -- Service Class                      0.11      8.18     10.57      0.21      6.30        10.14
MainStay VP Conservative Allocation -- Service Class           0.13       N/A       N/A       N/A       N/A        (0.39)
MainStay VP Convertible -- Service Class                      (0.53)     8.81      7.62      3.41       N/A         7.18
MainStay VP Developing Growth -- Service Class                (0.67)    20.14     13.32      2.49       N/A        12.66
MainStay VP Floating Rate -- Service Class                     0.11      3.20       N/A       N/A       N/A         2.19
MainStay VP Government -- Service Class                        0.03     (2.24)    (0.23)     2.53      3.91        (0.52)
MainStay VP Growth Allocation -- Service Class                 0.21       N/A       N/A       N/A       N/A        (0.07)
MainStay VP High Yield Corporate Bond -- Service Class        (0.27)     4.55      8.75      9.40      7.08         9.24
MainStay VP Income & Growth -- Service Class                   0.64      5.37      9.98      1.96       N/A         8.65
MainStay VP International Equity -- Service Class              0.16     18.22     16.77      9.54      5.97        16.10
MainStay VP Large Cap Growth -- Service Class                  0.69      7.59      3.16     (4.31)      N/A         2.71
MainStay VP Mid Cap Core -- Service Class                      0.42     12.92     19.52      8.79       N/A        18.54
MainStay VP Mid Cap Growth -- Service Class                    0.98     16.18     20.59      5.97       N/A        20.54
MainStay VP Mid Cap Value -- Service Class                    (0.86)     7.91     14.26      5.51       N/A        12.83
MainStay VP Moderate Allocation -- Service Class               0.15       N/A       N/A       N/A       N/A        (0.24)
MainStay VP Moderate Growth Allocation -- Service Class        0.13       N/A       N/A       N/A       N/A         0.47
MainStay VP S&P 500(5) Index -- Service Class                 (0.02)     6.73      9.09      0.55      6.26         8.43
MainStay VP Small Cap Growth -- Service Class                  0.14      8.05     12.14      2.08       N/A        12.08
MainStay VP Total Return -- Service Class                     (0.38)     4.67      6.38      0.76      4.49         5.67
MainStay VP Value -- Service Class                            (0.18)     9.40     12.16      2.90      5.81        11.36
MFS(R) Investors Trust Series -- Service Class                (0.58)     6.69      8.66      0.04       N/A         7.68
MFS(R) Research Series -- Service Class                       (0.18)     4.67     10.03     (0.50)      N/A         9.38
MFS(R) Utilities Series -- Service Class                       1.41     15.15     20.78      6.10       N/A        22.71
Neuberger Berman AMT Mid-Cap Growth -- Class S                 1.35     17.13     15.44       N/A       N/A        14.05
Royce Micro-Cap Portfolio                                     (1.17)    26.31     20.06     12.05       N/A        29.12
Royce Small-Cap Portfolio                                     (1.77)     8.58     20.07     10.53       N/A        13.66
T. Rowe Price Equity Income Portfolio -- II                   (0.20)     7.85     10.97       N/A       N/A        10.21
Van Eck Worldwide Hard Assets                                 (0.54)    49.00     41.69     21.58      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class II             0.33     35.40     31.75       N/A       N/A        32.21
Victory VIF Diversified Stock -- Class A Shares               (0.42)     8.67     11.24      1.85       N/A         9.44
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          15.23     19.08       N/A       N/A        18.60
Calvert Social Balanced                                        (3.57)     4.29      0.56      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     7.74     17.94     11.20       N/A         7.61
Dreyfus IP Technology Growth -- Service Shares                 (1.09)     3.07     (6.01)      N/A         2.62
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.53     14.40      7.23      9.91        14.48
Fidelity(R) VIP Equity-Income -- Service Class 2                3.87      9.72      2.59      6.85         9.25
Fidelity(R) VIP Mid Cap -- Service Class 2                     13.63     22.59     12.77       N/A        19.20
Janus Aspen Series Balanced -- Service Shares                  (0.10)     4.68      2.03       N/A         4.44
Janus Aspen Series Worldwide Growth -- Service Shares           1.71      5.44     (3.95)      N/A         5.57
MainStay VP Balanced -- Service Class                          (2.72)      N/A       N/A       N/A         0.02
MainStay VP Basic Value -- Service Class                        2.73      9.08      1.08       N/A         8.38
MainStay VP Bond -- Service Class                              (8.52)    (1.86)     2.28      4.23        (1.66)
MainStay VP Capital Appreciation -- Service Class              (0.94)     4.93     (4.33)     2.83         4.30
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.19%                                                        (3.86)    (1.50)    (0.47)     2.12         2.29
MainStay VP Common Stock -- Service Class                       1.37      8.62     (0.70)     6.30         8.51
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (6.67)
MainStay VP Convertible -- Service Class                        1.95      5.56      2.52       N/A         5.46
MainStay VP Developing Growth -- Service Class                 13.14     11.47      1.57       N/A        11.10
MainStay VP Floating Rate -- Service Class                     (3.30)      N/A       N/A       N/A        (3.35)
MainStay VP Government -- Service Class                        (8.40)    (2.37)     1.61      3.91        (2.30)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (6.37)
MainStay VP High Yield Corporate Bond -- Service Class         (2.03)     6.74      8.70      7.08         7.59
MainStay VP Income & Growth -- Service Class                   (1.27)     8.01      1.03       N/A         6.96
MainStay VP International Equity -- Service Class              11.22     15.04      8.84      5.97        14.65
MainStay VP Large Cap Growth -- Service Class                   0.82      0.94     (5.19)      N/A         0.87
MainStay VP Mid Cap Core -- Service Class                       5.92     17.87      8.06       N/A        17.16
MainStay VP Mid Cap Growth -- Service Class                     9.18     18.96      5.16       N/A        19.20
MainStay VP Mid Cap Value -- Service Class                      1.11     12.45      4.69       N/A        11.29
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (6.52)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (5.86)
MainStay VP S&P 500(5) Index -- Service Class                   0.01      7.09     (0.37)     6.26         6.76
MainStay VP Small Cap Growth -- Service Class                   1.24     10.25      1.14       N/A        10.52
MainStay VP Total Return -- Service Class                      (1.92)     4.28     (0.16)     4.49         3.90
MainStay VP Value -- Service Class                              2.51     10.28      1.99      5.81         9.77
MFS(R) Investors Trust Series -- Service Class                 (0.03)     6.65     (0.88)      N/A         5.96
MFS(R) Research Series -- Service Class                        (1.92)     8.07     (1.41)      N/A         7.72
MFS(R) Utilities Series -- Service Class                        8.15     19.15      5.30       N/A        20.78
Neuberger Berman AMT Mid-Cap Growth -- Class S                 10.13     13.67       N/A       N/A        12.23
Royce Micro-Cap Portfolio                                      19.31     18.42     11.40       N/A        23.30
Royce Small-Cap Portfolio                                       1.74     18.43      9.85       N/A         7.72
T. Rowe Price Equity Income Portfolio -- II                     1.06      9.04       N/A       N/A         8.59
Van Eck Worldwide Hard Assets                                  42.00     40.52     21.12      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class II             28.40     30.39       N/A       N/A        31.11
Victory VIF Diversified Stock -- Class A Shares                 1.83      9.32      0.92       N/A         6.44
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       5/1/98
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.19%                                                        1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       5/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                   5/1/98       5/1/98
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          0.31     22.47     20.98      5.54      2.27         2.30
Calvert Social Balanced                                        0.09      2.91      6.39      1.49      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                    0.19     14.74     19.59     11.85       N/A        11.69
Dreyfus IP Technology Growth -- Initial Shares                (0.46)     5.84      5.45     (4.89)      N/A        (3.10)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.64     15.81     16.45      8.25     10.11         9.88
Fidelity(R) VIP Equity-Income -- Initial Class                (0.43)    11.12     11.88      3.73      7.05         6.97
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.48)    20.63     24.12     13.38       N/A        20.99
Janus Aspen Series Balanced -- Institutional Shares           (0.14)     6.85      7.03      3.19      8.85         8.47
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.37)     8.82      7.76     (2.82)     5.06         4.90
MainStay VP Balanced -- Service Class                          0.34      3.82       N/A       N/A       N/A         5.76
MainStay VP Basic Value -- Initial Class                       0.27      9.88     11.27      2.25       N/A         2.39
MainStay VP Bond -- Initial Class                              0.04     (2.10)     0.55      3.44      4.50         4.28
MainStay VP Capital Appreciation -- Initial Class             (0.34)     6.03      7.28     (3.20)     3.10         5.21
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.19%                                                        0.28      2.61      0.66      0.45      2.12         2.29
MainStay VP Common Stock -- Initial Class                      0.13      8.49     10.85      0.47      6.56         8.28
MainStay VP Conservative Allocation -- Service Class           0.13       N/A       N/A       N/A       N/A        (0.39)
MainStay VP Convertible -- Initial Class                      (0.51)     9.08      7.89      3.66       N/A         6.82
MainStay VP Developing Growth -- Initial Class                (0.65)    20.48     13.62      2.73       N/A         0.40
MainStay VP Floating Rate -- Service Class                     0.11      3.20       N/A       N/A       N/A         2.19
MainStay VP Government -- Initial Class                        0.05     (1.96)     0.03      2.79      4.14         3.98
MainStay VP Growth Allocation -- Service Class                 0.21       N/A       N/A       N/A       N/A        (0.07)
MainStay VP High Yield Corporate Bond -- Initial Class        (0.25)     4.84      9.03      9.67      7.34         8.07
MainStay VP Income & Growth -- Initial Class                   0.66      5.60     10.23      2.21       N/A         2.02
MainStay VP International Equity -- Initial Class              0.18     18.49     17.05      9.81      6.24         7.01
MainStay VP Large Cap Growth -- Initial Class                  0.71      7.85      3.41     (4.07)      N/A         2.50
MainStay VP Mid Cap Core -- Service Class                      0.42     12.92     19.52      8.79       N/A        18.54
MainStay VP Mid Cap Growth -- Service Class                    0.98     16.18     20.59      5.97       N/A        20.54
MainStay VP Mid Cap Value -- Initial Class                    (0.84)     8.19     14.55      5.78       N/A         5.78
MainStay VP Moderate Allocation -- Service Class               0.15       N/A       N/A       N/A       N/A        (0.24)
MainStay VP Moderate Growth Allocation -- Service Class        0.13       N/A       N/A       N/A       N/A         0.47
MainStay VP S&P 500(5) Index -- Initial Class                  0.00      7.03      9.37      0.81      6.54         8.13
MainStay VP Small Cap Growth -- Initial Class                  0.17      8.31     12.41      2.33       N/A         2.33
MainStay VP Total Return -- Initial Class                     (0.36)     4.98      6.66      1.02      4.77         5.91
MainStay VP Value -- Initial Class                            (0.16)     9.68     12.44      3.15      6.09         7.41
MFS(R) Investors Trust Series -- Initial Class                (0.58)     6.90      8.93      0.28      4.86        (0.14)
MFS(R) Research Series -- Initial Class                       (0.18)     4.98     10.38     (0.27)     4.11         0.73
MFS(R) Utilities Series -- Initial Class                       1.44     15.44     21.09      6.36     10.94         7.60
Neuberger Berman AMT Mid-Cap Growth -- Class I                 1.38     17.44     15.71      0.77       N/A         3.05
Royce Micro-Cap Portfolio                                     (1.17)    26.31     20.06     12.05       N/A        29.12
Royce Small-Cap Portfolio                                     (1.77)     8.58     20.07     10.53       N/A        13.66
T. Rowe Price Equity Income Portfolio                         (0.15)     8.12     11.25      4.74      8.31         5.00
Van Eck Worldwide Hard Assets                                 (0.54)    49.00     41.69     21.58      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class I              0.33     35.36     31.81     17.16       N/A         6.25
Victory VIF Diversified Stock -- Class A Shares               (0.42)     8.67     11.24      1.85       N/A         9.44
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.47     19.37      4.72      2.27         2.30
Calvert Social Balanced                                        (3.57)     4.29      0.56      4.90         5.72
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     7.74     17.94     11.20       N/A         7.61
Dreyfus IP Technology Growth -- Initial Shares                 (0.83)     3.31     (5.77)      N/A        (3.99)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.81     14.71      7.51     10.11         9.88
Fidelity(R) VIP Equity-Income -- Initial Class                  4.12      9.99      2.85      7.05         6.97
Fidelity(R) VIP Mid Cap -- Service Class 2                     13.63     22.59     12.77       N/A        19.20
Janus Aspen Series Balanced -- Institutional Shares             0.12      4.95      2.30      8.85         8.47
Janus Aspen Series Worldwide Growth -- Institutional Shares     1.97      5.71     (3.71)     5.06         4.90
MainStay VP Balanced -- Service Class                          (2.72)      N/A       N/A       N/A         0.02
MainStay VP Basic Value -- Initial Class                        2.96      9.35      1.32       N/A         2.39
MainStay VP Bond -- Initial Class                              (8.26)    (1.60)     2.55      4.50         4.28
MainStay VP Capital Appreciation -- Initial Class              (0.65)     5.22     (4.09)     3.10         5.21
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.19%                                                        (3.86)    (1.50)    (0.47)     2.12         2.29
MainStay VP Common Stock -- Initial Class                       1.66      8.92     (0.45)     6.56         8.28
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (6.67)
MainStay VP Convertible -- Initial Class                        2.21      5.84      2.78       N/A         6.82
MainStay VP Developing Growth -- Initial Class                 13.48     11.78      1.82       N/A         0.40
MainStay VP Floating Rate -- Service Class                     (3.30)      N/A       N/A       N/A        (3.35)
MainStay VP Government -- Initial Class                        (8.13)    (2.12)     1.88      4.14         3.98
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (6.37)
MainStay VP High Yield Corporate Bond -- Initial Class         (1.76)     7.03      8.97      7.34         8.07
MainStay VP Income & Growth -- Initial Class                   (1.05)     8.28      1.27       N/A         2.02
MainStay VP International Equity -- Initial Class              11.49     15.32      9.11      6.24         7.01
MainStay VP Large Cap Growth -- Initial Class                   1.05      1.19     (4.95)      N/A         2.50
MainStay VP Mid Cap Core -- Service Class                       5.92     17.87      8.06       N/A        17.16
MainStay VP Mid Cap Growth -- Service Class                     9.18     18.96      5.16       N/A        19.20
MainStay VP Mid Cap Value -- Initial Class                      1.38     12.74      4.96       N/A         4.97
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (6.52)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (5.86)
MainStay VP S&P 500(5) Index -- Initial Class                   0.29      7.38     (0.12)     6.54         8.13
MainStay VP Small Cap Growth -- Initial Class                   1.49     10.54      1.40       N/A         1.41
MainStay VP Total Return -- Initial Class                      (1.64)     4.56      0.10      4.77         5.91
MainStay VP Value -- Initial Class                              2.77     10.57      2.25      6.09         7.41
MFS(R) Investors Trust Series -- Initial Class                  0.16      6.93     (0.64)     4.86        (0.14)
MFS(R) Research Series -- Initial Class                        (1.64)     8.43     (1.19)     4.11         0.73
MFS(R) Utilities Series -- Initial Class                        8.44     19.47      5.56     10.94         6.83
Neuberger Berman AMT Mid-Cap Growth -- Class I                 10.44     13.94     (0.15)      N/A         2.14
Royce Micro-Cap Portfolio                                      19.31     18.42     11.40       N/A        23.30
Royce Small-Cap Portfolio                                       1.74     18.43      9.85       N/A         7.72
T. Rowe Price Equity Income Portfolio                           1.31      9.33      3.90      8.31         5.00
Van Eck Worldwide Hard Assets                                  42.00     40.52     21.12      8.88        13.07
Van Kampen UIF Emerging Markets Equity -- Class I              28.36     30.45     16.62       N/A         6.25
Victory VIF Diversified Stock -- Class A Shares                 1.83      9.32      0.92       N/A         6.44
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

(1) The MainStay Plus Variable Annuity was first offered for sale on May 1, 1995. The MainStay Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth
    Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B Shares.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00327894 CV

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00
Calvert Social Balanced                                         9/2/86      3/13/00
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(5)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      3/13/00
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00
MainStay VP Cash Management(3) -- Current 7-day yield is
  3.03%                                                        1/29/93      3/13/00
MainStay VP Common Stock -- Initial Class                      1/23/84      3/13/00
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      3/13/00
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      3/13/00
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      3/13/00
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      3/13/00
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(4) Index -- Initial Class                  1/29/93      3/13/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00
MainStay VP Value -- Initial Class                              5/1/95      3/13/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      3/13/00
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                                                                  SINCE
                                                                                                                INVESTMENT
                                                                1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(2)
Alger American Small Capitalization -- Class O Shares          0.30     22.29     20.80      5.38      2.12        (2.24)
Calvert Social Balanced                                        0.08      2.75      6.23      1.34      4.75        (0.65)
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(5)                                                    0.18     14.57     19.41     11.68       N/A         9.49
Dreyfus IP Technology Growth -- Initial Shares                (0.47)     5.68      5.29     (5.04)      N/A         0.79
Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.63     15.64     16.28      8.09      9.94         4.51
Fidelity(R) VIP Equity-Income -- Initial Class                (0.45)    10.95     11.71      3.57      6.89         3.73
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.49)    20.44     23.93     13.21       N/A        18.07
Janus Aspen Series Balanced -- Institutional Shares           (0.15)     6.69      6.87      3.04      8.69         2.16
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.38)     8.66      7.60     (2.97)     4.90        (6.20)
MainStay VP Balanced -- Service Class                          0.33      3.66       N/A       N/A       N/A         5.55
MainStay VP Basic Value -- Initial Class                       0.26      9.72     11.10      2.11       N/A         1.91
MainStay VP Bond -- Initial Class                              0.03     (2.24)     0.40      3.29      4.35         4.29
MainStay VP Capital Appreciation -- Initial Class             (0.36)     5.87      7.12     (3.35)     2.95        (6.62)
MainStay VP Cash Management(3) -- Current 7-day yield is
  3.03%                                                        0.26      2.45      0.51      0.30      1.97         0.95
MainStay VP Common Stock -- Initial Class                      0.12      8.33     10.69      0.32      6.40        (2.82)
MainStay VP Conservative Allocation -- Service Class           0.12       N/A       N/A       N/A       N/A        (0.74)
MainStay VP Convertible -- Initial Class                      (0.52)     8.92      7.72      3.51       N/A         1.15
MainStay VP Developing Growth -- Initial Class                (0.66)    20.30     13.45      2.60       N/A        (0.23)
MainStay VP Floating Rate -- Service Class                     0.09      3.04       N/A       N/A       N/A         2.54
MainStay VP Government -- Initial Class                        0.04     (2.10)    (0.12)     2.64      3.99         3.44
MainStay VP Growth Allocation -- Service Class                 0.19       N/A       N/A       N/A       N/A        (3.11)
MainStay VP High Yield Corporate Bond -- Initial Class        (0.26)     4.69      8.86      9.51      7.18         6.83
MainStay VP Income & Growth -- Initial Class                   0.65      5.44     10.06      2.05       N/A        (0.50)
MainStay VP International Equity -- Initial Class              0.16     18.32     16.88      9.64      6.08         4.39
MainStay VP Large Cap Growth -- Initial Class                  0.70      7.69      3.25     (4.22)      N/A        (6.08)
MainStay VP Mid Cap Core -- Service Class                      0.40     12.75     19.34      8.62       N/A        13.25
MainStay VP Mid Cap Growth -- Service Class                    0.97     16.01     20.40      5.81       N/A        15.53
MainStay VP Mid Cap Value -- Initial Class                    (0.86)     8.03     14.38      5.62       N/A         5.59
MainStay VP Moderate Allocation -- Service Class               0.13       N/A       N/A       N/A       N/A        (1.57)
MainStay VP Moderate Growth Allocation -- Service Class        0.12       N/A       N/A       N/A       N/A        (1.38)
MainStay VP S&P 500(4) Index -- Initial Class                 (0.01)     6.87      9.20      0.66      6.38        (1.73)
MainStay VP Small Cap Growth -- Initial Class                  0.15      8.15     12.24      2.18       N/A         2.83
MainStay VP Total Return -- Initial Class                     (0.37)     4.82      6.50      0.87      4.61        (2.35)
MainStay VP Value -- Initial Class                            (0.17)     9.52     12.28      3.00      5.93         4.24
MFS(R) Investors Trust Series -- Initial Class                (0.59)     6.74      8.77      0.13      4.70        (2.22)
MFS(R) Research Series -- Initial Class                       (0.19)     4.82     10.21     (0.42)     3.96        (4.66)
MFS(R) Utilities Series -- Initial Class                       1.42     15.27     20.91      6.20     10.77        12.19
Neuberger Berman AMT Mid-Cap Growth -- Class I                 1.37     17.27     15.54      0.62       N/A         3.95
Royce Micro-Cap Portfolio                                     (1.19)    26.12     19.88     11.88       N/A        30.87
Royce Small-Cap Portfolio                                     (1.78)     8.42     19.89     10.37       N/A         9.07
T. Rowe Price Equity Income Portfolio                         (0.16)     7.96     11.08      4.58      8.15         5.88
Van Eck Worldwide Hard Assets                                 (0.55)    48.78     41.48     21.40      8.72        18.50
Van Kampen UIF Emerging Markets Equity -- Class I              0.31     35.16     31.61     16.98       N/A         4.45
Victory VIF Diversified Stock -- Class A Shares               (0.44)     8.29     10.85      1.50       N/A         5.55
------------------------------------------------------------------------------------
                                                                            Negative numbers appear in parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.55%. A POLICY SERVICE CHARGE OF $40 IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000. NO SURRENDER CHARGES ARE ASSESSED UNDER THE MAINSTAY ACCESS VARIABLE ANNUITY. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

* Effective October 14, 2002, New York Life is not accepting any new business in MainStay Access Variable Annuity policies and effective April 8, 2003, New York Life is not accepting any additional premiums payments in existing MainStay Access Variable Annuity policies. Policyholders can continue to reallocate their current premiums within MainStay Access Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The MainStay Access Variable Annuity was first offered for sale on March 13, 2000. The MainStay Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    These classes/shares were discontinued for new sales June 1, 2003, except for Fidelity(R) VIP Mid Cap -- Service Class 2, which was added as an Investment Division on September 8, 2003, the Victory VIF Diversified
    Stock -- Class A Shares, which was added as an Investment Division on May 1, 2004, and MainStay VP Mid Cap Core -- Service Class and MainStay VP Mid Cap Growth -- Service Class, which were added on June 2, 2003 as Investment Divisions of NYLIAC Variable Annuity Separate Account III but not made available as an Investment Division available through the MainStay Access Variable Annuity until May 1, 2004.

    Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee, except for Calvert Social Balanced, MainStay VP Cash Management, MainStay VP Conservative Allocation, MainStay VP Growth Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose the 12b-1 fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(5) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B Shares.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00327894 CV

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.98%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          0.30     21.99     20.47       N/A       N/A        19.71
Calvert Social Balanced                                        0.07      2.70      6.18      1.29      4.69        (1.18)
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                    0.18     14.51     19.36     11.63       N/A        11.26
Dreyfus IP Technology Growth -- Service Shares                (0.48)     5.35      5.01     (5.33)      N/A         4.00
Fidelity(R) VIP Contrafund(R) -- Service Class 2               0.60     15.30     15.93      7.76      9.69        15.43
Fidelity(R) VIP Equity-Income -- Service Class 2              (0.41)    10.63     11.40      3.27      6.64        10.26
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.50)    20.38     23.87     13.15       N/A        20.82
Janus Aspen Series Balanced -- Service Shares                 (0.20)     6.40      6.56      2.73       N/A         6.21
Janus Aspen Series Worldwide Growth -- Service Shares         (0.39)     8.33      7.28     (3.25)      N/A         6.88
MainStay VP Balanced -- Service Class                          0.32      3.61       N/A       N/A       N/A         5.59
MainStay VP Basic Value -- Service Class                       0.23      9.42     10.78      1.81       N/A         9.88
MainStay VP Bond -- Service Class                              0.00     (2.57)     0.09      2.97      4.02        (0.04)
MainStay VP Capital Appreciation -- Service Class             (0.38)     5.51      6.79     (3.64)     2.62         6.27
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.98%                                                        0.26      2.40      0.45      0.25      1.92         0.80
MainStay VP Common Stock -- Service Class                      0.09      7.97     10.35      0.01      6.08         9.76
MainStay VP Conservative Allocation -- Service Class           0.12       N/A       N/A       N/A       N/A        (0.46)
MainStay VP Convertible -- Service Class                      (0.54)     8.59      7.40      3.20       N/A         7.15
MainStay VP Developing Growth -- Service Class                (0.68)    19.90     13.09      2.29       N/A        12.03
MainStay VP Floating Rate -- Service Class                     0.09      2.99       N/A       N/A       N/A         2.02
MainStay VP Government -- Service Class                        0.02     (2.43)    (0.43)     2.33      3.67        (0.87)
MainStay VP Growth Allocation -- Service Class                 0.19       N/A       N/A       N/A       N/A        (2.04)
MainStay VP High Yield Corporate Bond -- Service Class        (0.29)     4.34      8.53      9.19      6.87         8.88
MainStay VP Income & Growth -- Service Class                   0.62      5.16      9.76      1.76       N/A         9.52
MainStay VP International Equity -- Service Class              0.14     17.99     16.54      9.32      5.76        15.42
MainStay VP Large Cap Growth -- Service Class                  0.67      7.38      2.95     (4.50)      N/A         2.47
MainStay VP Mid Cap Core -- Service Class                      0.40     12.69     19.28      8.57       N/A        18.10
MainStay VP Mid Cap Growth -- Service Class                    0.97     15.95     20.34      5.76       N/A        19.54
MainStay VP Mid Cap Value -- Service Class                    (0.88)     7.70     14.04      5.30       N/A        13.09
MainStay VP Moderate Allocation -- Service Class               0.13       N/A       N/A       N/A       N/A        (1.43)
MainStay VP Moderate Growth Allocation -- Service Class        0.12       N/A       N/A       N/A       N/A        (1.04)
MainStay VP S&P 500(5) Index -- Service Class                 (0.03)     6.52      8.87      0.35      6.05         8.09
MainStay VP Small Cap Growth -- Service Class                  0.13      7.83     11.92      1.88       N/A        12.20
MainStay VP Total Return -- Service Class                     (0.40)     4.46      6.17      0.56      4.28         5.46
MainStay VP Value -- Service Class                            (0.19)     9.18     11.94      2.69      5.60        10.99
MFS(R) Investors Trust Series -- Service Class                (0.60)     6.47      8.44     (0.16)      N/A         7.70
MFS(R) Research Series -- Service Class                       (0.19)     4.46      9.81     (0.70)      N/A         8.90
MFS(R) Utilities Series -- Service Class                       1.39     14.92     20.53      5.89       N/A        22.61
Neuberger Berman AMT Mid-Cap Growth -- Class S                 1.33     16.90     15.21       N/A       N/A        14.07
Royce Micro-Cap Portfolio                                     (1.19)    26.06     19.82     11.82       N/A        29.13
Royce Small-Cap Portfolio                                     (1.78)     8.36     19.83     10.31       N/A        10.97
T. Rowe Price Equity Income Portfolio -- II                   (0.21)     7.64     10.75       N/A       N/A         9.91
Van Eck Worldwide Hard Assets                                 (0.56)    48.71     41.41     21.34      8.66        19.16
Van Kampen UIF Emerging Markets Equity -- Class II             0.31     35.13     31.48       N/A       N/A        30.82
Victory VIF Diversified Stock -- Class A Shares               (0.44)     8.46     11.02      1.65       N/A         8.77
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          13.99     18.60       N/A       N/A        17.89
Calvert Social Balanced                                        (4.69)     3.76     (0.02)     4.69        (2.12)
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6.51     17.45     10.71       N/A         6.56
Dreyfus IP Technology Growth -- Service Shares                 (2.23)     2.54     (6.55)      N/A         1.54
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.30     13.91      6.70      9.69        13.46
Fidelity(R) VIP Equity-Income -- Service Class 2                2.67      9.21      2.01      6.64         8.07
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.38     22.11     12.29       N/A        18.74
Janus Aspen Series Balanced -- Service Shares                  (1.26)     4.15      1.45       N/A         3.85
Janus Aspen Series Worldwide Growth -- Service Shares           0.53      4.91     (4.51)      N/A         4.56
MainStay VP Balanced -- Service Class                          (3.85)      N/A       N/A       N/A        (0.99)
MainStay VP Basic Value -- Service Class                        1.54      8.57      0.50       N/A         7.66
MainStay VP Bond -- Service Class                              (9.58)    (2.37)     1.70      4.02        (2.45)
MainStay VP Capital Appreciation -- Service Class              (2.08)     4.40     (4.89)     2.62         3.91
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.98%                                                        (4.97)    (2.02)    (1.05)     1.92        (0.14)
MainStay VP Common Stock -- Service Class                       0.19      8.11     (1.28)     6.08         7.57
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.63)
MainStay VP Convertible -- Service Class                        0.77      5.04      1.94       N/A         4.83
MainStay VP Developing Growth -- Service Class                 11.90     10.97      0.97       N/A         9.91
MainStay VP Floating Rate -- Service Class                     (4.42)      N/A       N/A       N/A        (4.35)
MainStay VP Government -- Service Class                        (9.46)    (2.88)     1.02      3.67        (3.26)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (9.10)
MainStay VP High Yield Corporate Bond -- Service Class         (3.17)     6.22      8.18      6.87         6.65
MainStay VP Income & Growth -- Service Class                   (2.41)     7.50      0.44       N/A         7.27
MainStay VP International Equity -- Service Class               9.99     14.54      8.33      5.76        13.43
MainStay VP Large Cap Growth -- Service Class                  (0.35)     0.42     (5.73)      N/A         0.00
MainStay VP Mid Cap Core -- Service Class                       4.69     17.38      7.54       N/A        16.23
MainStay VP Mid Cap Growth -- Service Class                     7.95     18.47      4.61       N/A        17.71
MainStay VP Mid Cap Value -- Service Class                     (0.06)    11.95      4.14       N/A        11.02
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (8.53)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (8.16)
MainStay VP S&P 500(5) Index -- Service Class                  (1.15)     6.57     (0.94)     6.05         5.82
MainStay VP Small Cap Growth -- Service Class                   0.07      9.74      0.56       N/A        10.10
MainStay VP Total Return -- Service Class                      (3.06)     3.75     (0.74)     4.28         3.06
MainStay VP Value -- Service Class                              1.32      9.77      1.40      5.60         8.85
MFS(R) Investors Trust Series -- Service Class                 (1.19)     6.13     (1.45)      N/A         5.41
MFS(R) Research Series -- Service Class                        (3.06)     7.55     (1.98)      N/A         6.67
MFS(R) Utilities Series -- Service Class                        6.92     18.67      4.75       N/A        20.68
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.90     13.17       N/A       N/A        11.98
Royce Micro-Cap Portfolio                                      18.06     17.93     10.91       N/A        22.14
Royce Small-Cap Portfolio                                       0.56     17.94      9.35       N/A         3.86
T. Rowe Price Equity Income Portfolio -- II                    (0.11)     8.53       N/A       N/A         7.73
Van Eck Worldwide Hard Assets                                  40.71     40.06     20.69      8.66        18.68
Van Kampen UIF Emerging Markets Equity -- Class II             27.13     29.92       N/A       N/A        29.27
Victory VIF Diversified Stock -- Class A Shares                 0.65      8.81      0.33       N/A         5.31
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00
Calvert Social Balanced                                         9/2/86      7/10/00
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      7/10/00
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.98%                                                        1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      7/10/00
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      7/10/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          0.29     22.23     20.74      5.32      2.07        (3.58)
Calvert Social Balanced                                        0.07      2.70      6.18      1.29      4.69        (1.18)
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                    0.18     14.51     19.36     11.63       N/A        11.26
Dreyfus IP Technology Growth -- Initial Shares                (0.47)     5.63      5.24     (5.08)      N/A        (2.91)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.63     15.58     16.22      8.03      9.89         3.94
Fidelity(R) VIP Equity-Income -- Initial Class                (0.45)    10.90     11.66      3.52      6.83         3.54
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.50)    20.38     23.87     13.15       N/A        20.82
Janus Aspen Series Balanced -- Institutional Shares           (0.16)     6.63      6.82      2.99      8.64         1.18
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.39)     8.61      7.54     (3.02)     4.85        (7.76)
MainStay VP Balanced -- Service Class                          0.32      3.61       N/A       N/A       N/A         5.59
MainStay VP Basic Value -- Initial Class                       0.25      9.66     11.04      2.06       N/A         1.69
MainStay VP Bond -- Initial Class                              0.02     (2.29)     0.35      3.23      4.30         4.03
MainStay VP Capital Appreciation -- Initial Class             (0.36)     5.82      7.07     (3.40)     2.90        (8.28)
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.98%                                                        0.26      2.40      0.45      0.25      1.92         0.80
MainStay VP Common Stock -- Initial Class                      0.11      8.28     10.63      0.27      6.35        (2.82)
MainStay VP Conservative Allocation -- Service Class           0.12       N/A       N/A       N/A       N/A        (0.46)
MainStay VP Convertible -- Initial Class                      (0.52)     8.87      7.67      3.46       N/A         0.43
MainStay VP Developing Growth -- Initial Class                (0.66)    20.24     13.39      2.55       N/A        (0.17)
MainStay VP Floating Rate -- Service Class                     0.09      2.99       N/A       N/A       N/A         2.02
MainStay VP Government -- Initial Class                        0.04     (2.15)    (0.17)     2.59      3.94         3.31
MainStay VP Growth Allocation -- Service Class                 0.19       N/A       N/A       N/A       N/A        (2.04)
MainStay VP High Yield Corporate Bond -- Initial Class        (0.27)     4.63      8.81      9.45      7.13         6.74
MainStay VP Income & Growth -- Initial Class                   0.65      5.39     10.01      2.00       N/A        (0.85)
MainStay VP International Equity -- Initial Class              0.16     18.26     16.82      9.59      6.03         4.42
MainStay VP Large Cap Growth -- Initial Class                  0.69      7.63      3.20     (4.27)      N/A        (8.76)
MainStay VP Mid Cap Core -- Service Class                      0.40     12.69     19.28      8.57       N/A        18.10
MainStay VP Mid Cap Growth -- Service Class                    0.97     15.95     20.34      5.76       N/A        19.54
MainStay VP Mid Cap Value -- Initial Class                    (0.86)     7.98     14.32      5.56       N/A         5.89
MainStay VP Moderate Allocation -- Service Class               0.13       N/A       N/A       N/A       N/A        (1.43)
MainStay VP Moderate Growth Allocation -- Service Class        0.12       N/A       N/A       N/A       N/A        (1.04)
MainStay VP S&P 500(5) Index -- Initial Class                 (0.01)     6.82      9.15      0.61      6.33        (2.27)
MainStay VP Small Cap Growth -- Initial Class                  0.15      8.09     12.19      2.13       N/A         2.15
MainStay VP Total Return -- Initial Class                     (0.38)     4.77      6.44      0.82      4.56        (3.16)
MainStay VP Value -- Initial Class                            (0.17)     9.46     12.22      2.95      5.88         3.60
MFS(R) Investors Trust Series -- Initial Class                (0.60)     6.69      8.72      0.08      4.65        (2.58)
MFS(R) Research Series -- Initial Class                       (0.19)     4.77     10.16     (0.47)     3.91        (5.53)
MFS(R) Utilities Series -- Initial Class                       1.42     15.21     20.84      6.14     10.71         6.12
Neuberger Berman AMT Mid-Cap Growth -- Class I                 1.36     17.21     15.48      0.57       N/A         3.80
Royce Micro-Cap Portfolio                                     (1.19)    26.06     19.82     11.82       N/A        29.13
Royce Small-Cap Portfolio                                     (1.78)     8.36     19.83     10.31       N/A        10.97
T. Rowe Price Equity Income Portfolio                         (0.17)     7.91     11.03      4.53      8.10         5.66
Van Eck Worldwide Hard Assets                                 (0.56)    48.71     41.41     21.34      8.66        19.16
Van Kampen UIF Emerging Markets Equity -- Class I              0.31     35.09     31.55     16.92       N/A         7.28
Victory VIF Diversified Stock -- Class A Shares               (0.44)     8.46     11.02      1.65       N/A         8.77
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                              ASSUMING SURRENDER(%)
                                                                                                           SINCE
                                                                                                         INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                   3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       1 YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           14.23      18.88      4.16      2.07        (4.48)
Calvert Social Balanced                                         (4.69)      3.76     (0.02)     4.69        (2.12)
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                      6.51      17.45     10.71       N/A         6.56
Dreyfus IP Technology Growth -- Initial Shares                  (1.97)      2.77     (6.31)      N/A        (4.18)
Fidelity(R) VIP Contrafund(R) -- Initial Class                   7.58      14.21      6.98      9.89         3.09
Fidelity(R) VIP Equity-Income -- Initial Class                   2.91       9.48      2.27      6.83         2.67
Fidelity(R) VIP Mid Cap -- Service Class 2                      12.38      22.11     12.29       N/A        18.74
Janus Aspen Series Balanced -- Institutional Shares             (1.04)      4.43      1.71      8.64         0.23
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.79       5.19     (4.27)     4.85        (8.62)
MainStay VP Balanced -- Service Class                           (3.85)       N/A       N/A       N/A        (0.99)
MainStay VP Basic Value -- Initial Class                         1.76       8.84      0.74       N/A         0.74
MainStay VP Bond -- Initial Class                               (9.33)     (2.12)     1.97      4.30         3.17
MainStay VP Capital Appreciation -- Initial Class               (1.80)      4.69     (4.65)     2.90        (9.14)
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.98%                                                         (4.97)     (2.02)    (1.05)     1.92        (0.14)
MainStay VP Common Stock -- Initial Class                        0.48       8.41     (1.03)     6.35        (3.73)
MainStay VP Conservative Allocation -- Service Class              N/A        N/A       N/A       N/A        (7.63)
MainStay VP Convertible -- Initial Class                         1.03       5.32      2.20       N/A        (0.53)
MainStay VP Developing Growth -- Initial Class                  12.24      11.28      1.25       N/A        (1.11)
MainStay VP Floating Rate -- Service Class                      (4.42)       N/A       N/A       N/A        (4.35)
MainStay VP Government -- Initial Class                         (9.20)     (2.63)     1.29      3.94         2.40
MainStay VP Growth Allocation -- Service Class                    N/A        N/A       N/A       N/A        (9.10)
MainStay VP High Yield Corporate Bond -- Initial Class          (2.90)      6.51      8.46      7.13         5.98
MainStay VP Income & Growth -- Initial Class                    (2.20)      7.76      0.68       N/A        (1.78)
MainStay VP International Equity -- Initial Class               10.26      14.83      8.60      6.03         3.59
MainStay VP Large Cap Growth -- Initial Class                   (0.12)      0.66     (5.50)      N/A        (9.61)
MainStay VP Mid Cap Core -- Service Class                        4.69      17.38      7.54       N/A        16.23
MainStay VP Mid Cap Growth -- Service Class                      7.95      18.47      4.61       N/A        17.71
MainStay VP Mid Cap Value -- Initial Class                       0.20      12.24      4.41       N/A         4.75
MainStay VP Moderate Allocation -- Service Class                  N/A        N/A       N/A       N/A        (8.53)
MainStay VP Moderate Growth Allocation -- Service Class           N/A        N/A       N/A       N/A        (8.16)
MainStay VP S&P 500(5) Index -- Initial Class                   (0.87)      6.86     (0.69)     6.33        (3.18)
MainStay VP Small Cap Growth -- Initial Class                    0.31      10.03      0.80       N/A         0.82
MainStay VP Total Return -- Initial Class                       (2.77)      4.04     (0.48)     4.56        (4.07)
MainStay VP Value -- Initial Class                               1.58      10.06      1.67      5.88         2.71
MFS(R) Investors Trust Series -- Initial Class                  (1.00)      6.41     (1.22)     4.65        (3.50)
MFS(R) Research Series -- Initial Class                         (2.78)      7.91     (1.76)     3.91        (6.42)
MFS(R) Utilities Series -- Initial Class                         7.21      18.99      5.02     10.71         4.99
Neuberger Berman AMT Mid-Cap Growth -- Class I                   9.21      13.45     (0.73)      N/A         2.52
Royce Micro-Cap Portfolio                                       18.06      17.93     10.91       N/A        22.14
Royce Small-Cap Portfolio                                        0.56      17.94      9.35       N/A         3.86
T. Rowe Price Equity Income Portfolio                            0.14       8.82      3.33      8.10         4.86
Van Eck Worldwide Hard Assets                                   40.71      40.06     20.69      8.66        18.68
Van Kampen UIF Emerging Markets Equity -- Class I               27.09      29.99     16.16       N/A         6.53
Victory VIF Diversified Stock -- Class A Shares                  0.65       8.81      0.33       N/A         5.31
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

(1) The MainStay Premium Plus Variable Annuity was first offered for sale on July 10, 2000. The AmSouth Premium Plus Variable Annuity was first offered for sale on January 18, 2001 and was renamed MainStay Premium Plus Variable Annuity on December 1, 2005. The MainStay Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth
    Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B Shares.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU # 00327894 CV

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.13%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          0.31     22.17     20.65       N/A       N/A        19.87
Calvert Social Balanced                                        0.09      2.86      6.34      1.44      4.85         4.59
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                    0.19     14.68     19.53     11.79       N/A        11.24
Dreyfus IP Technology Growth -- Service Shares                (0.46)     5.51      5.17     (5.19)      N/A         4.16
Fidelity(R) VIP Contrafund(R) -- Service Class 2               0.62     15.47     16.10      7.92      9.86        16.29
Fidelity(R) VIP Equity-Income -- Service Class 2              (0.40)    10.80     11.57      3.42      6.80        10.66
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.48)    20.57     24.06     13.32       N/A        21.55
Janus Aspen Series Balanced -- Service Shares                 (0.19)     6.56      6.72      2.89       N/A         6.14
Janus Aspen Series Worldwide Growth -- Service Shares         (0.38)     8.50      7.44     (3.11)      N/A         7.00
MainStay VP Balanced -- Service Class                          0.33      3.76       N/A       N/A       N/A         5.75
MainStay VP Basic Value -- Service Class                       0.24      9.58     10.95      1.97       N/A         9.96
MainStay VP Bond -- Service Class                              0.02     (2.42)     0.24      3.13      4.18         0.10
MainStay VP Capital Appreciation -- Service Class             (0.37)     5.67      6.95     (3.50)     2.78         6.00
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.13%                                                        0.27      2.55      0.61      0.40      2.07         0.32
MainStay VP Common Stock -- Service Class                      0.10      8.13     10.51      0.16      6.24        10.08
MainStay VP Conservative Allocation -- Service Class           0.13       N/A       N/A       N/A       N/A        (1.10)
MainStay VP Convertible -- Service Class                      (0.53)     8.75      7.56      3.36       N/A         6.96
MainStay VP Developing Growth -- Service Class                (0.67)    20.08     13.26      2.44       N/A        12.52
MainStay VP Floating Rate -- Service Class                     0.10      3.15       N/A       N/A       N/A         2.16
MainStay VP Government -- Service Class                        0.03     (2.29)    (0.28)     2.48      3.82        (0.53)
MainStay VP Growth Allocation -- Service Class                 0.20       N/A       N/A       N/A       N/A        (0.09)
MainStay VP High Yield Corporate Bond -- Service Class        (0.28)     4.50      8.70      9.35      7.03         9.37
MainStay VP Income & Growth -- Service Class                   0.64      5.32      9.92      1.91       N/A         9.36
MainStay VP International Equity -- Service Class              0.15     18.16     16.71      9.49      5.92        15.64
MainStay VP Large Cap Growth -- Service Class                  0.68      7.54      3.10     (4.36)      N/A         2.62
MainStay VP Mid Cap Core -- Service Class                      0.41     12.86     19.46      8.73       N/A        18.28
MainStay VP Mid Cap Growth -- Service Class                    0.98     16.12     20.52      5.92       N/A        19.72
MainStay VP Mid Cap Value -- Service Class                    (0.87)     7.86     14.21      5.46       N/A        12.77
MainStay VP Moderate Allocation -- Service Class               0.14       N/A       N/A       N/A       N/A        (0.89)
MainStay VP Moderate Growth Allocation -- Service Class        0.13       N/A       N/A       N/A       N/A        (0.09)
MainStay VP S&P 500(5) Index -- Service Class                 (0.02)     6.68      9.03      0.50      6.21         8.38
MainStay VP Small Cap Growth -- Service Class                  0.14      7.99     12.08      2.03       N/A        11.35
MainStay VP Total Return -- Service Class                     (0.38)     4.62      6.33      0.71      4.44         6.01
MainStay VP Value -- Service Class                            (0.18)     9.34     12.11      2.85      5.76        11.83
MFS(R) Investors Trust Series -- Service Class                (0.58)     6.63      8.61     (0.01)      N/A         8.00
MFS(R) Research Series -- Service Class                       (0.18)     4.62      9.97     (0.55)      N/A         8.50
MFS(R) Utilities Series -- Service Class                       1.40     15.09     20.72      6.05       N/A        22.41
Neuberger Berman AMT Mid-Cap Growth -- Class S                 1.34     17.07     15.39       N/A       N/A        15.37
Royce Micro-Cap Portfolio                                     (1.18)    26.25     20.00     11.99       N/A        26.46
Royce Small-Cap Portfolio                                     (1.77)     8.52     20.01     10.48       N/A        12.04
T. Rowe Price Equity Income Portfolio -- II                   (0.20)     7.80     10.92       N/A       N/A        10.31
Van Eck Worldwide Hard Assets                                 (0.54)    48.93     41.62     21.52      8.83        25.28
Van Kampen UIF Emerging Markets Equity -- Class II             0.32     35.33     31.68       N/A       N/A        32.13
Victory VIF Diversified Stock -- Class A Shares               (0.43)     8.62     11.19      1.80       N/A         7.99
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          15.17     19.02       N/A       N/A        18.50
Calvert Social Balanced                                        (3.62)     4.23      0.32      4.85         3.28
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     7.68     17.88     11.01       N/A         7.13
Dreyfus IP Technology Growth -- Service Shares                 (1.13)     3.02     (6.23)      N/A         2.33
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.47     14.34      7.02      9.86        14.84
Fidelity(R) VIP Equity-Income -- Service Class 2                3.82      9.66      2.35      6.80         9.05
Fidelity(R) VIP Mid Cap -- Service Class 2                     13.57     22.52     12.59       N/A        19.77
Janus Aspen Series Balanced -- Service Shares                  (0.15)     4.63      1.79       N/A         4.38
Janus Aspen Series Worldwide Growth -- Service Shares           1.66      5.38     (4.18)      N/A         5.27
MainStay VP Balanced -- Service Class                          (2.77)      N/A       N/A       N/A        (0.01)
MainStay VP Basic Value -- Service Class                        2.68      9.02      0.84       N/A         8.31
MainStay VP Bond -- Service Class                              (8.57)    (1.91)     2.04      4.18        (1.69)
MainStay VP Capital Appreciation -- Service Class              (0.99)     4.87     (4.56)     2.78         4.24
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.13%                                                        (3.91)    (1.55)    (0.71)     2.07        (1.02)
MainStay VP Common Stock -- Service Class                       1.32      8.57     (0.94)     6.24         8.46
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.33)
MainStay VP Convertible -- Service Class                        1.90      5.51      2.28       N/A         5.23
MainStay VP Developing Growth -- Service Class                 13.08     11.42      1.33       N/A        10.96
MainStay VP Floating Rate -- Service Class                     (3.35)      N/A       N/A       N/A        (3.40)
MainStay VP Government -- Service Class                        (8.44)    (2.42)     1.37      3.82        (2.31)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (6.38)
MainStay VP High Yield Corporate Bond -- Service Class         (2.08)     6.68      8.50      7.03         7.73
MainStay VP Income & Growth -- Service Class                   (1.32)     7.96      0.79       N/A         7.70
MainStay VP International Equity -- Service Class              11.16     14.97      8.64      5.92        14.17
MainStay VP Large Cap Growth -- Service Class                   0.76      0.89     (5.41)      N/A         0.78
MainStay VP Mid Cap Core -- Service Class                       5.86     17.81      7.86       N/A        16.88
MainStay VP Mid Cap Growth -- Service Class                     9.12     18.90      4.94       N/A        18.36
MainStay VP Mid Cap Value -- Service Class                      1.06     12.39      4.47       N/A        11.23
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (7.14)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (6.38)
MainStay VP S&P 500(5) Index -- Service Class                  (0.04)     7.03     (0.61)     6.21         6.70
MainStay VP Small Cap Growth -- Service Class                   1.19     10.19      0.90       N/A         9.76
MainStay VP Total Return -- Service Class                      (1.97)     4.22     (0.40)     4.44         4.26
MainStay VP Value -- Service Class                              2.45     10.22      1.75      5.76        10.26
MFS(R) Investors Trust Series -- Service Class                 (0.08)     6.59     (1.11)      N/A         6.29
MFS(R) Research Series -- Service Class                        (1.97)     8.01     (1.65)      N/A         6.80
MFS(R) Utilities Series -- Service Class                        8.09     19.09      5.08       N/A        20.78
Neuberger Berman AMT Mid-Cap Growth -- Class S                 10.07     13.61       N/A       N/A        13.85
Royce Micro-Cap Portfolio                                      19.25     18.35     11.22       N/A        20.57
Royce Small-Cap Portfolio                                       1.69     18.37      9.66       N/A         6.03
T. Rowe Price Equity Income Portfolio -- II                     1.01      8.99       N/A       N/A         8.68
Van Eck Worldwide Hard Assets                                  41.93     40.45     20.97      8.83        24.55
Van Kampen UIF Emerging Markets Equity -- Class II             28.33     30.32       N/A       N/A        31.01
Victory VIF Diversified Stock -- Class A Shares                 1.78      9.27      0.68       N/A         4.97
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.13%                                                        1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          0.30     22.41     20.92      5.48      2.22        13.21
Calvert Social Balanced                                        0.09      2.86      6.34      1.44      4.85         4.59
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                    0.19     14.68     19.53     11.79       N/A        11.24
Dreyfus IP Technology Growth -- Initial Shares                (0.46)     5.79      5.40     (4.94)      N/A         0.94
Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.64     15.75     16.40      8.19     10.05        10.00
Fidelity(R) VIP Equity-Income -- Initial Class                (0.44)    11.06     11.83      3.68      6.99         5.64
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.48)    20.57     24.06     13.32       N/A        21.55
Janus Aspen Series Balanced -- Institutional Shares           (0.15)     6.79      6.98      3.14      8.80         4.26
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.37)     8.77      7.70     (2.87)     5.01         0.72
MainStay VP Balanced -- Service Class                          0.33      3.76       N/A       N/A       N/A         5.75
MainStay VP Basic Value -- Initial Class                       0.27      9.83     11.21      2.21       N/A         4.24
MainStay VP Bond -- Initial Class                              0.04     (2.14)     0.50      3.39      4.45         3.01
MainStay VP Capital Appreciation -- Initial Class             (0.35)     5.97      7.23     (3.25)     3.05         0.23
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.13%                                                        0.27      2.55      0.61      0.40      2.07         0.32
MainStay VP Common Stock -- Initial Class                      0.13      8.44     10.80      0.42      6.51         4.39
MainStay VP Conservative Allocation -- Service Class           0.13       N/A       N/A       N/A       N/A        (1.10)
MainStay VP Convertible -- Initial Class                      (0.51)     9.03      7.83      3.61       N/A         5.85
MainStay VP Developing Growth -- Initial Class                (0.65)    20.42     13.56      2.70       N/A         6.88
MainStay VP Floating Rate -- Service Class                     0.10      3.15       N/A       N/A       N/A         2.16
MainStay VP Government -- Initial Class                        0.05     (2.01)    (0.02)     2.74      4.09         2.21
MainStay VP Growth Allocation -- Service Class                 0.20       N/A       N/A       N/A       N/A        (0.09)
MainStay VP High Yield Corporate Bond -- Initial Class        (0.26)     4.79      8.97      9.62      7.29        10.36
MainStay VP Income & Growth -- Initial Class                   0.66      5.55     10.17      2.15       N/A         4.67
MainStay VP International Equity -- Initial Class              0.17     18.44     16.99      9.75      6.19        10.99
MainStay VP Large Cap Growth -- Initial Class                  0.71      7.79      3.35     (4.12)      N/A        (0.52)
MainStay VP Mid Cap Core -- Service Class                      0.41     12.86     19.46      8.73       N/A        18.28
MainStay VP Mid Cap Growth -- Service Class                    0.98     16.12     20.52      5.92       N/A        19.72
MainStay VP Mid Cap Value -- Initial Class                    (0.85)     8.14     14.49      5.72       N/A         6.41
MainStay VP Moderate Allocation -- Service Class               0.14       N/A       N/A       N/A       N/A        (0.89)
MainStay VP Moderate Growth Allocation -- Service Class        0.13       N/A       N/A       N/A       N/A        (0.09)
MainStay VP S&P 500(5) Index -- Initial Class                 (0.00)     6.98      9.31      0.76      6.49         4.24
MainStay VP Small Cap Growth -- Initial Class                  0.16      8.25     12.36      2.28       N/A         4.66
MainStay VP Total Return -- Initial Class                     (0.36)     4.93      6.60      0.97      4.72         3.28
MainStay VP Value -- Initial Class                            (0.16)     9.63     12.39      3.10      6.03         3.80
MFS(R) Investors Trust Series -- Initial Class                (0.58)     6.85      8.88      0.23      4.80         3.13
MFS(R) Research Series -- Initial Class                       (0.18)     4.92     10.32     (0.32)     4.06         3.72
MFS(R) Utilities Series -- Initial Class                       1.43     15.38     21.03      6.30     10.88        22.21
Neuberger Berman AMT Mid-Cap Growth -- Class I                 1.38     17.39     15.65      0.72       N/A        13.83
Royce Micro-Cap Portfolio                                     (1.18)    26.25     20.00     11.99       N/A        26.46
Royce Small-Cap Portfolio                                     (1.77)     8.52     20.01     10.48       N/A        12.04
T. Rowe Price Equity Income Portfolio                         (0.15)     8.07     11.19      4.69      8.26         5.15
Van Eck Worldwide Hard Assets                                 (0.54)    48.93     41.62     21.52      8.83        25.28
Van Kampen UIF Emerging Markets Equity -- Class I              0.32     35.30     31.74     17.10       N/A        18.28
Victory VIF Diversified Stock -- Class A Shares               (0.43)     8.62     11.19      1.80       N/A         7.99
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.41     19.30      4.49      2.22        12.19
Calvert Social Balanced                                        (3.62)     4.23      0.32      4.85         3.28
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     7.68     17.88     11.01       N/A         7.13
Dreyfus IP Technology Growth -- Initial Shares                 (0.88)     3.25     (5.99)      N/A        (0.41)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.75     14.65      7.30     10.05         8.90
Fidelity(R) VIP Equity-Income -- Initial Class                  4.07      9.93      2.62      6.99         4.38
Fidelity(R) VIP Mid Cap -- Service Class 2                     13.57     22.52     12.59       N/A        19.77
Janus Aspen Series Balanced -- Institutional Shares             0.07      4.90      2.06      8.80         2.96
Janus Aspen Series Worldwide Growth -- Institutional Shares     1.92      5.65     (3.95)     5.01        (0.63)
MainStay VP Balanced -- Service Class                          (2.77)      N/A       N/A       N/A        (0.01)
MainStay VP Basic Value -- Initial Class                        2.91      9.29      1.09       N/A         3.22
MainStay VP Bond -- Initial Class                              (8.31)    (1.65)     2.32      4.45         1.66
MainStay VP Capital Appreciation -- Initial Class              (0.70)     5.16     (4.32)     3.05        (1.11)
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.13%                                                        (3.91)    (1.55)    (0.71)     2.07        (1.02)
MainStay VP Common Stock -- Initial Class                       1.61      8.86     (0.69)     6.51         3.09
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.33)
MainStay VP Convertible -- Initial Class                        2.16      5.79      2.55       N/A         4.61
MainStay VP Developing Growth -- Initial Class                 13.42     11.72      1.60       N/A         5.66
MainStay VP Floating Rate -- Service Class                     (3.35)      N/A       N/A       N/A        (3.40)
MainStay VP Government -- Initial Class                        (8.18)    (2.16)     1.64      4.09         0.84
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (6.38)
MainStay VP High Yield Corporate Bond -- Initial Class         (1.81)     6.97      8.77      7.29         9.28
MainStay VP Income & Growth -- Initial Class                   (1.10)     8.22      1.03       N/A         3.38
MainStay VP International Equity -- Initial Class              11.44     15.26      8.91      6.19         9.91
MainStay VP Large Cap Growth -- Initial Class                   1.00      1.14     (5.18)      N/A        (1.86)
MainStay VP Mid Cap Core -- Service Class                       5.86     17.81      7.86       N/A        16.88
MainStay VP Mid Cap Growth -- Service Class                     9.12     18.90      4.94       N/A        18.36
MainStay VP Mid Cap Value -- Initial Class                      1.33     12.69      4.74       N/A         5.19
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (7.14)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (6.38)
MainStay VP S&P 500(5) Index -- Initial Class                   0.24      7.32     (0.35)     6.49         2.94
MainStay VP Small Cap Growth -- Initial Class                   1.43     10.48      1.16       N/A         3.37
MainStay VP Total Return -- Initial Class                      (1.68)     4.51     (0.14)     4.72         1.94
MainStay VP Value -- Initial Class                              2.72     10.51      2.02      6.03         2.48
MFS(R) Investors Trust Series -- Initial Class                  0.11      6.87     (0.88)     4.80         1.79
MFS(R) Research Series -- Initial Class                        (1.69)     8.37     (1.42)     4.06         2.39
MFS(R) Utilities Series -- Initial Class                        8.38     19.41      5.35     10.88        21.33
Neuberger Berman AMT Mid-Cap Growth -- Class I                 10.39     13.88     (0.39)      N/A        12.78
Royce Micro-Cap Portfolio                                      19.25     18.35     11.22       N/A        20.57
Royce Small-Cap Portfolio                                       1.69     18.37      9.66       N/A         6.03
T. Rowe Price Equity Income Portfolio                           1.26      9.27      3.67      8.26         3.88
Van Eck Worldwide Hard Assets                                  41.93     40.45     20.97      8.83        24.55
Van Kampen UIF Emerging Markets Equity -- Class I              28.30     30.39     16.45       N/A        17.41
Victory VIF Diversified Stock -- Class A Shares                 1.78      9.27      0.68       N/A         4.97
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

(1) The MainStay Plus II Variable Annuity was first offered for sale on May 10, 2002. The MainStay Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth
    Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B Shares.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00327894 CV

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.72%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          0.28     21.68     20.16       N/A       N/A        19.40
Calvert Social Balanced                                        0.05      2.45      5.91      1.03      4.43         7.20
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                    0.16     14.23     19.06     11.35       N/A        11.86
Dreyfus IP Technology Growth -- Service Shares                (0.50)     5.09      4.75     (5.56)      N/A         3.80
Fidelity(R) VIP Contrafund(R) -- Service Class 2               0.58     15.01     15.64      7.49      9.42        14.94
Fidelity(R) VIP Equity-Income -- Service Class 2              (0.44)    10.36     11.13      3.01      6.38        10.79
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.52)    20.08     23.56     12.87       N/A        20.02
Janus Aspen Series Balanced -- Service Shares                 (0.22)     6.13      6.29      2.48       N/A         5.75
Janus Aspen Series Worldwide Growth -- Service Shares         (0.41)     8.06      7.01     (3.50)      N/A         6.68
MainStay VP Balanced -- Service Class                          0.30      3.35       N/A       N/A       N/A         5.75
MainStay VP Basic Value -- Service Class                       0.21      9.15     10.51      1.56       N/A         9.71
MainStay VP Bond -- Service Class                             (0.02)    (2.81)    (0.16)     2.71      3.76        (0.51)
MainStay VP Capital Appreciation -- Service Class             (0.40)     5.25      6.53     (3.88)     2.37         5.49
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.72%                                                        0.24      2.14      0.20     (0.00)     1.66        (0.05)
MainStay VP Common Stock -- Service Class                      0.07      7.70     10.07     (0.24)     5.82         9.75
MainStay VP Conservative Allocation -- Service Class           0.10       N/A       N/A       N/A       N/A        (0.81)
MainStay VP Convertible -- Service Class                      (0.56)     8.32      7.13      2.94       N/A         6.53
MainStay VP Developing Growth -- Service Class                (0.71)    19.60     12.81      2.03       N/A        11.62
MainStay VP Floating Rate -- Service Class                     0.07      2.73       N/A       N/A       N/A         3.51
MainStay VP Government -- Service Class                       (0.01)    (2.68)    (0.68)     2.07      3.41        (0.92)
MainStay VP Growth Allocation -- Service Class                 0.17       N/A       N/A       N/A       N/A        (2.64)
MainStay VP High Yield Corporate Bond -- Service Class        (0.31)     4.08      8.26      8.91      6.60         8.71
MainStay VP Income & Growth -- Service Class                   0.60      4.90      9.48      1.51       N/A         8.61
MainStay VP International Equity -- Service Class              0.12     17.69     16.25      9.05      5.50        14.37
MainStay VP Large Cap Growth -- Service Class                  0.65      7.11      2.69     (4.74)      N/A         1.32
MainStay VP Mid Cap Core -- Service Class                      0.38     12.41     18.99      8.30       N/A        18.90
MainStay VP Mid Cap Growth -- Service Class                    0.94     15.66     20.04      5.49       N/A        18.82
MainStay VP Mid Cap Value -- Service Class                    (0.90)     7.43     13.75      5.04       N/A        12.30
MainStay VP Moderate Allocation -- Service Class               0.11       N/A       N/A       N/A       N/A        (1.20)
MainStay VP Moderate Growth Allocation -- Service Class        0.10       N/A       N/A       N/A       N/A        (2.55)
MainStay VP S&P 500(5) Index -- Service Class                 (0.05)     6.25      8.60      0.10      5.79         8.20
MainStay VP Small Cap Growth -- Service Class                  0.11      7.56     11.64      1.62       N/A        10.65
MainStay VP Total Return -- Service Class                     (0.42)     4.20      5.90      0.31      4.02         4.84
MainStay VP Value -- Service Class                            (0.21)     8.91     11.66      2.43      5.34        11.38
MFS(R) Investors Trust Series -- Service Class                (0.62)     6.21      8.17     (0.41)      N/A         7.78
MFS(R) Research Series -- Service Class                       (0.21)     4.20      9.53     (0.94)      N/A         9.64
MFS(R) Utilities Series -- Service Class                       1.37     14.63     20.23      5.63       N/A        22.36
Neuberger Berman AMT Mid-Cap Growth -- Class S                 1.31     16.61     14.93       N/A       N/A        14.36
Royce Micro-Cap Portfolio                                     (1.21)    25.75     19.52     11.54       N/A        26.83
Royce Small-Cap Portfolio                                     (1.80)     8.09     19.53     10.03       N/A         8.30
T. Rowe Price Equity Income Portfolio -- II                   (0.23)     7.37     10.47       N/A       N/A         9.60
Van Eck Worldwide Hard Assets                                 (0.58)    48.33     41.06     21.04      8.39        42.64
Van Kampen UIF Emerging Markets Equity -- Class II             0.29     34.79     31.16       N/A       N/A        25.44
Victory VIF Diversified Stock -- Class A Shares               (0.46)     8.19     10.74      1.39       N/A         8.44
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          13.68     18.53       N/A       N/A        17.73
Calvert Social Balanced                                        (4.93)     3.79      1.03      4.43         7.20
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6.23     17.39     11.35       N/A         6.63
Dreyfus IP Technology Growth -- Service Shares                 (2.48)     2.58     (5.56)      N/A         1.58
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.01     13.87      7.49      9.42        14.94
Fidelity(R) VIP Equity-Income -- Service Class 2                2.41      9.20      3.01      6.38         8.85
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.08     22.02     12.87       N/A        18.00
Janus Aspen Series Balanced -- Service Shares                  (1.51)     4.18      2.48       N/A         5.75
Janus Aspen Series Worldwide Growth -- Service Shares           0.28      4.94     (3.50)      N/A         4.48
MainStay VP Balanced -- Service Class                          (4.09)      N/A       N/A       N/A        (0.99)
MainStay VP Basic Value -- Service Class                        1.29      8.56      1.56       N/A         7.68
MainStay VP Bond -- Service Class                              (9.81)    (2.30)     2.71      3.76        (0.51)
MainStay VP Capital Appreciation -- Service Class              (2.33)     4.43     (3.88)     2.37         3.24
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.72%                                                        (5.21)    (1.95)    (0.00)     1.66        (0.05)
MainStay VP Common Stock -- Service Class                      (0.06)     8.11     (0.24)     5.82         7.77
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.95)
MainStay VP Convertible -- Service Class                        0.52      5.06      2.94       N/A         6.53
MainStay VP Developing Growth -- Service Class                 11.60     10.95      2.03       N/A        11.62
MainStay VP Floating Rate -- Service Class                     (4.66)      N/A       N/A       N/A        (3.19)
MainStay VP Government -- Service Class                        (9.69)    (2.81)     2.07      3.41        (0.92)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (9.65)
MainStay VP High Yield Corporate Bond -- Service Class         (3.41)     6.23      8.91      6.60         8.71
MainStay VP Income & Growth -- Service Class                   (2.65)     7.50      1.51       N/A         8.61
MainStay VP International Equity -- Service Class               9.69     14.49      9.05      5.50        14.37
MainStay VP Large Cap Growth -- Service Class                  (0.60)     0.49     (4.74)      N/A         1.32
MainStay VP Mid Cap Core -- Service Class                       4.41     17.32      8.30       N/A        17.18
MainStay VP Mid Cap Growth -- Service Class                     7.66     18.40      5.49       N/A        18.82
MainStay VP Mid Cap Value -- Service Class                     (0.31)    11.92      5.04       N/A        12.30
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (8.31)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (9.57)
MainStay VP S&P 500(5) Index -- Service Class                  (1.40)     6.58      0.10      5.79         6.17
MainStay VP Small Cap Growth -- Service Class                  (0.18)     9.73      1.62       N/A         8.64
MainStay VP Total Return -- Service Class                      (3.30)     3.78      0.31      4.02         4.84
MainStay VP Value -- Service Class                              1.07      9.76      2.43      5.34         9.39
MFS(R) Investors Trust Series -- Service Class                 (1.44)     6.14     (0.41)      N/A         5.68
MFS(R) Research Series -- Service Class                        (3.30)     7.55     (0.94)      N/A         7.56
MFS(R) Utilities Series -- Service Class                        6.63     18.60      5.63       N/A        20.70
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.61     13.13       N/A       N/A        12.55
Royce Micro-Cap Portfolio                                      17.75     17.86     11.54       N/A        19.42
Royce Small-Cap Portfolio                                       0.31     17.87     10.03       N/A         0.62
T. Rowe Price Equity Income Portfolio -- II                    (0.36)     8.53       N/A       N/A         9.60
Van Eck Worldwide Hard Assets                                  40.33     39.87     21.04      8.39        42.64
Van Kampen UIF Emerging Markets Equity -- Class II             26.79     29.79       N/A       N/A        23.52
Victory VIF Diversified Stock -- Class A Shares                 0.40      8.81      1.39       N/A         4.49
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.72%                                                        1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          0.27     21.92     20.44      5.06      1.81        20.97
Calvert Social Balanced                                        0.05      2.45      5.91      1.03      4.43         7.20
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                    0.16     14.23     19.06     11.35       N/A        11.86
Dreyfus IP Technology Growth -- Initial Shares                (0.49)     5.37      4.97     (5.32)      N/A        10.08
Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.61     15.29     15.93      7.76      9.62        15.15
Fidelity(R) VIP Equity-Income -- Initial Class                (0.47)    10.62     11.38      3.26      6.57         5.59
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.52)    20.08     23.56     12.87       N/A        20.02
Janus Aspen Series Balanced -- Institutional Shares           (0.18)     6.37      6.55      2.73      8.37         5.08
Janus Aspen Series Worldwide Growth -- Institutional Shares   (0.41)     8.33      7.27     (3.26)     4.59         7.67
MainStay VP Balanced -- Service Class                          0.30      3.35       N/A       N/A       N/A         5.75
MainStay VP Basic Value -- Initial Class                       0.23      9.39     10.77      1.80       N/A        14.12
MainStay VP Bond -- Initial Class                              0.00     (2.54)     0.10      2.98      4.04         2.18
MainStay VP Capital Appreciation -- Initial Class             (0.38)     5.55      6.80     (3.64)     2.64         5.49
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.72%                                                        0.24      2.14      0.20     (0.00)     1.66        (0.05)
MainStay VP Common Stock -- Initial Class                      0.09      8.01     10.35      0.02      6.09         7.55
MainStay VP Conservative Allocation -- Service Class           0.10       N/A       N/A       N/A       N/A        (0.81)
MainStay VP Convertible -- Initial Class                      (0.54)     8.59      7.40      3.20       N/A         8.78
MainStay VP Developing Growth -- Initial Class                (0.68)    19.94     13.11      2.29       N/A        14.81
MainStay VP Floating Rate -- Service Class                     0.07      2.73       N/A       N/A       N/A         3.51
MainStay VP Government -- Initial Class                        0.02     (2.40)    (0.42)     2.33      3.68         1.41
MainStay VP Growth Allocation -- Service Class                 0.17       N/A       N/A       N/A       N/A        (2.64)
MainStay VP High Yield Corporate Bond -- Initial Class        (0.29)     4.37      8.54      9.18      6.86        12.09
MainStay VP Income & Growth -- Initial Class                   0.62      5.13      9.73      1.74       N/A         9.73
MainStay VP International Equity -- Initial Class              0.14     17.96     16.53      9.31      5.76        14.46
MainStay VP Large Cap Growth -- Initial Class                  0.67      7.36      2.94     (4.51)      N/A         4.69
MainStay VP Mid Cap Core -- Service Class                      0.38     12.41     18.99      8.30       N/A        18.90
MainStay VP Mid Cap Growth -- Service Class                    0.94     15.66     20.04      5.49       N/A        18.82
MainStay VP Mid Cap Value -- Initial Class                    (0.88)     7.71     14.04      5.30       N/A         6.43
MainStay VP Moderate Allocation -- Service Class               0.11       N/A       N/A       N/A       N/A        (1.20)
MainStay VP Moderate Growth Allocation -- Service Class        0.10       N/A       N/A       N/A       N/A        (2.55)
MainStay VP S&P 500(5) Index -- Initial Class                 (0.03)     6.55      8.88      0.36      6.06         9.29
MainStay VP Small Cap Growth -- Initial Class                  0.13      7.82     11.91      1.87       N/A         7.46
MainStay VP Total Return -- Initial Class                     (0.40)     4.51      6.18      0.57      4.30         6.95
MainStay VP Value -- Initial Class                            (0.19)     9.19     11.94      2.69      5.61         5.77
MFS(R) Investors Trust Series -- Initial Class                (0.62)     6.42      8.44     (0.17)     4.39        11.18
MFS(R) Research Series -- Initial Class                       (0.21)     4.50      9.88     (0.72)     3.65         9.93
MFS(R) Utilities Series -- Initial Class                       1.40     14.92     20.54      5.88     10.44        22.95
Neuberger Berman AMT Mid-Cap Growth -- Class I                 1.34     16.92     15.19      0.32       N/A        13.70
Royce Micro-Cap Portfolio                                     (1.21)    25.75     19.52     11.54       N/A        26.83
Royce Small-Cap Portfolio                                     (1.80)     8.09     19.53     10.03       N/A         8.30
T. Rowe Price Equity Income Portfolio                         (0.19)     7.64     10.75      4.27      7.83         5.41
Van Eck Worldwide Hard Assets                                 (0.58)    48.33     41.06     21.04      8.39        42.64
Van Kampen UIF Emerging Markets Equity -- Class I              0.29     34.76     31.22     16.63       N/A        32.02
Victory VIF Diversified Stock -- Class A Shares               (0.46)     8.19     10.74      1.39       N/A         8.44
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                              ASSUMING SURRENDER(%)
                                                                                                           SINCE
                                                                                                         INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                   3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       1 YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           13.92      18.81      5.06      1.81        20.97
Calvert Social Balanced                                         (4.93)      3.79      1.03      4.43         7.20
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                      6.23      17.39     11.35       N/A         6.63
Dreyfus IP Technology Growth -- Initial Shares                  (2.22)      2.81     (5.32)      N/A        10.08
Fidelity(R) VIP Contrafund(R) -- Initial Class                   7.29      14.17      7.76      9.62        15.15
Fidelity(R) VIP Equity-Income -- Initial Class                   2.66       9.47      3.26      6.57         5.59
Fidelity(R) VIP Mid Cap -- Service Class 2                      12.08      22.02     12.87       N/A        18.00
Janus Aspen Series Balanced -- Institutional Shares             (1.29)      4.45      2.73      8.37         5.08
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.53       5.21     (3.26)     4.59         7.67
MainStay VP Balanced -- Service Class                           (4.09)       N/A       N/A       N/A        (0.99)
MainStay VP Basic Value -- Initial Class                         1.51       8.83      1.80       N/A        14.12
MainStay VP Bond -- Initial Class                               (9.55)     (2.05)     2.98      4.04         2.18
MainStay VP Capital Appreciation -- Initial Class               (2.05)      4.72     (3.64)     2.64         5.49
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.72%                                                         (5.21)     (1.95)    (0.00)     1.66        (0.05)
MainStay VP Common Stock -- Initial Class                        0.23       8.40      0.02      6.09         7.55
MainStay VP Conservative Allocation -- Service Class              N/A        N/A       N/A       N/A        (7.95)
MainStay VP Convertible -- Initial Class                         0.78       5.34      3.20       N/A         8.78
MainStay VP Developing Growth -- Initial Class                  11.94      11.25      2.29       N/A        14.81
MainStay VP Floating Rate -- Service Class                      (4.66)       N/A       N/A       N/A        (3.19)
MainStay VP Government -- Initial Class                         (9.42)     (2.56)     2.33      3.68         1.41
MainStay VP Growth Allocation -- Service Class                    N/A        N/A       N/A       N/A        (9.65)
MainStay VP High Yield Corporate Bond -- Initial Class          (3.14)      6.52      9.18      6.86        12.09
MainStay VP Income & Growth -- Initial Class                    (2.44)      7.76      1.74       N/A         9.73
MainStay VP International Equity -- Initial Class                9.96      14.78      9.31      5.76        14.46
MainStay VP Large Cap Growth -- Initial Class                   (0.37)      0.73     (4.51)      N/A         4.69
MainStay VP Mid Cap Core -- Service Class                        4.41      17.32      8.30       N/A        17.18
MainStay VP Mid Cap Growth -- Service Class                      7.66      18.40      5.49       N/A        18.82
MainStay VP Mid Cap Value -- Initial Class                      (0.05)     12.21      5.30       N/A         6.43
MainStay VP Moderate Allocation -- Service Class                  N/A        N/A       N/A       N/A        (8.31)
MainStay VP Moderate Growth Allocation -- Service Class           N/A        N/A       N/A       N/A        (9.57)
MainStay VP S&P 500(5) Index -- Initial Class                   (1.12)      6.87      0.36      6.06         9.29
MainStay VP Small Cap Growth -- Initial Class                    0.06      10.01      1.87       N/A         7.46
MainStay VP Total Return -- Initial Class                       (3.02)      4.07      0.57      4.30         6.95
MainStay VP Value -- Initial Class                               1.33      10.05      2.69      5.61         5.77
MFS(R) Investors Trust Series -- Initial Class                  (1.24)      6.42     (0.17)     4.39        11.18
MFS(R) Research Series -- Initial Class                         (3.02)      7.91     (0.72)     3.65         9.93
MFS(R) Utilities Series -- Initial Class                         6.92      18.92      5.88     10.44        22.95
Neuberger Berman AMT Mid-Cap Growth -- Class I                   8.92      13.41      0.32       N/A        13.70
Royce Micro-Cap Portfolio                                       17.75      17.86     11.54       N/A        19.42
Royce Small-Cap Portfolio                                        0.31      17.87     10.03       N/A         0.62
T. Rowe Price Equity Income Portfolio                           (0.11)      8.81      4.27      7.83         5.41
Van Eck Worldwide Hard Assets                                   40.33      39.87     21.04      8.39        42.64
Van Kampen UIF Emerging Markets Equity -- Class I               26.76      29.85     16.63       N/A        32.02
Victory VIF Diversified Stock -- Class A Shares                  0.40       8.81      1.39       N/A         4.49
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

(1) The MainStay Select Variable Annuity was first offered for sale on May 10, 2002. The MainStay Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap
Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B Shares.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00327894 CV

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.82%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          0.28     21.80     20.28       N/A      N/A         19.85
Calvert Social Balanced                                        0.06      2.55      6.02      1.14     4.54          5.81
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                    0.16     14.34     19.18     11.46      N/A         10.90
Dreyfus IP Technology Growth -- Service Shares                (0.49)     5.20      4.85     (5.47)     N/A          3.86
Fidelity(R) VIP Contrafund(R) -- Service Class 2               0.59     15.12     15.75      7.60     9.53         15.20
Fidelity(R) VIP Equity-Income -- Service Class 2              (0.43)    10.47     11.24      3.11     6.48         10.42
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.51)    20.20     23.69     12.98      N/A         21.58
Janus Aspen Series Balanced -- Service Shares                 (0.21)     6.24      6.40      2.58      N/A          5.86
Janus Aspen Series Worldwide Growth -- Service Shares         (0.40)     8.17      7.12     (3.40)     N/A          6.18
MainStay VP Balanced -- Service Class                          0.31      3.45       N/A       N/A      N/A          5.43
MainStay VP Basic Value -- Service Class                       0.22      9.26     10.62      1.66      N/A          9.72
MainStay VP Bond -- Service Class                             (0.01)    (2.72)    (0.06)     2.82     3.87         (0.22)
MainStay VP Capital Appreciation -- Service Class             (0.39)     5.36      6.63     (3.79)    2.47          5.69
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.82%                                                        0.25      2.25      0.30      0.10     1.76          0.27
MainStay VP Common Stock -- Service Class                      0.08      7.80     10.18     (0.14)    5.92          9.75
MainStay VP Conservative Allocation -- Service Class           0.10       N/A       N/A       N/A      N/A         (1.38)
MainStay VP Convertible -- Service Class                      (0.56)     8.42      7.24      3.05      N/A          6.48
MainStay VP Developing Growth -- Service Class                (0.70)    19.72     12.93      2.13      N/A         12.69
MainStay VP Floating Rate -- Service Class                     0.08      2.84       N/A       N/A      N/A          2.34
MainStay VP Government -- Service Class                        0.00     (2.58)    (0.58)     2.17     3.51         (0.87)
MainStay VP Growth Allocation -- Service Class                 0.18       N/A       N/A       N/A      N/A         (2.80)
MainStay VP High Yield Corporate Bond -- Service Class        (0.30)     4.19      8.37      9.02     6.70          8.86
MainStay VP Income & Growth -- Service Class                   0.61      5.00      9.59      1.61      N/A          8.88
MainStay VP International Equity -- Service Class              0.13     17.81     16.36      9.16     5.60         14.77
MainStay VP Large Cap Growth -- Service Class                  0.66      7.22      2.80     (4.64)     N/A          2.29
MainStay VP Mid Cap Core -- Service Class                      0.39     12.52     19.11      8.41      N/A         17.92
MainStay VP Mid Cap Growth -- Service Class                    0.95     15.77     20.16      5.60      N/A         20.12
MainStay VP Mid Cap Value -- Service Class                    (0.89)     7.54     13.87      5.15      N/A         12.43
MainStay VP Moderate Allocation -- Service Class               0.12       N/A       N/A       N/A      N/A         (1.47)
MainStay VP Moderate Growth Allocation -- Service Class        0.10       N/A       N/A       N/A      N/A         (1.00)
MainStay VP S&P 500(5) Index -- Service Class                 (0.05)     6.36      8.71      0.20     5.89          8.06
MainStay VP Small Cap Growth -- Service Class                  0.12      7.67     11.75      1.72      N/A         11.69
MainStay VP Total Return -- Service Class                     (0.41)     4.31      6.01      0.41     4.13          4.86
MainStay VP Value -- Service Class                            (0.21)     9.02     11.77      2.54     5.44         10.97
MFS(R) Investors Trust Series -- Service Class                (0.61)     6.31      8.28     (0.31)     N/A          7.48
MFS(R) Research Series -- Service Class                       (0.21)     4.31      9.64     (0.84)     N/A          9.57
MFS(R) Utilities Series -- Service Class                       1.38     14.75     20.35      5.73      N/A         21.90
Neuberger Berman AMT Mid-Cap Growth -- Class S                 1.32     16.72     15.04       N/A      N/A         14.48
Royce Micro-Cap Portfolio                                     (1.20)    25.87     19.64     11.65      N/A         27.86
Royce Small-Cap Portfolio                                     (1.79)     8.20     19.65     10.15      N/A         11.14
T. Rowe Price Equity Income Portfolio -- II                   (0.22)     7.47     10.58       N/A      N/A          9.90
Van Eck Worldwide Hard Assets                                 (0.57)    48.48     41.20     21.16     8.50         41.27
Van Kampen UIF Emerging Markets Equity -- Class II             0.30     34.93     31.29       N/A      N/A         30.85
Victory VIF Diversified Stock -- Class A Shares               (0.45)     8.29     10.85      1.50      N/A          8.61
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          13.80     18.41       N/A      N/A         17.99
Calvert Social Balanced                                        (4.83)     3.59     (0.17)    4.54          3.39
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6.34     17.27     10.54      N/A          6.20
Dreyfus IP Technology Growth -- Service Shares                 (2.38)     2.37     (6.69)     N/A          1.36
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.12     13.73      6.53     9.53         13.19
Fidelity(R) VIP Equity-Income -- Service Class 2                2.51      9.04      1.84     6.48          8.22
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.20     21.92     12.11      N/A         19.50
Janus Aspen Series Balanced -- Service Shares                  (1.41)     3.99      1.28      N/A          3.49
Janus Aspen Series Worldwide Growth -- Service Shares           0.38      4.75     (4.65)     N/A          3.79
MainStay VP Balanced -- Service Class                          (4.00)      N/A       N/A      N/A         (1.14)
MainStay VP Basic Value -- Service Class                        1.39      8.39      0.35      N/A          7.48
MainStay VP Bond -- Service Class                              (9.72)    (2.52)     1.53     3.87         (2.62)
MainStay VP Capital Appreciation -- Service Class              (2.23)     4.23     (5.03)    2.47          3.31
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.82%                                                        (5.11)    (2.16)    (1.20)    1.76         (2.14)
MainStay VP Common Stock -- Service Class                       0.04      7.94     (1.43)    5.92          7.56
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A      N/A         (8.48)
MainStay VP Convertible -- Service Class                        0.62      4.87      1.77      N/A          4.11
MainStay VP Developing Growth -- Service Class                 11.72     10.79      0.81      N/A         10.62
MainStay VP Floating Rate -- Service Class                     (4.57)      N/A       N/A      N/A         (4.08)
MainStay VP Government -- Service Class                        (9.59)    (3.02)     0.85     3.51         (3.25)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A      N/A         (9.80)
MainStay VP High Yield Corporate Bond -- Service Class         (3.31)     6.05      8.01     6.70          6.63
MainStay VP Income & Growth -- Service Class                   (2.56)     7.33      0.29      N/A          6.61
MainStay VP International Equity -- Service Class               9.81     14.36      8.16     5.60         12.75
MainStay VP Large Cap Growth -- Service Class                  (0.50)     0.27     (5.88)     N/A         (0.17)
MainStay VP Mid Cap Core -- Service Class                       4.52     17.20      7.37      N/A         16.01
MainStay VP Mid Cap Growth -- Service Class                     7.77     18.29      4.45      N/A         18.32
MainStay VP Mid Cap Value -- Service Class                     (0.21)    11.77      3.97      N/A         10.35
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A      N/A         (8.57)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A      N/A         (8.13)
MainStay VP S&P 500(5) Index -- Service Class                  (1.30)     6.40     (1.09)    5.89          5.79
MainStay VP Small Cap Growth -- Service Class                  (0.08)     9.57      0.41      N/A          9.58
MainStay VP Total Return -- Service Class                      (3.20)     3.58     (0.89)    4.13          2.41
MainStay VP Value -- Service Class                              1.17      9.59      1.24     5.44          8.83
MFS(R) Investors Trust Series -- Service Class                 (1.34)     5.96     (1.60)     N/A          5.14
MFS(R) Research Series -- Service Class                        (3.20)     7.38     (2.13)     N/A          7.31
MFS(R) Utilities Series -- Service Class                        6.75     18.48      4.59      N/A         20.01
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.72     12.99       N/A      N/A         12.40
Royce Micro-Cap Portfolio                                      17.87     17.74     10.74      N/A         21.05
Royce Small-Cap Portfolio                                       0.41     17.76      9.18      N/A          4.21
T. Rowe Price Equity Income Portfolio -- II                    (0.26)     8.36       N/A      N/A          7.68
Van Eck Worldwide Hard Assets                                  40.48     39.85     20.50     8.50         39.90
Van Kampen UIF Emerging Markets Equity -- Class II             26.93     29.72       N/A      N/A         29.30
Victory VIF Diversified Stock -- Class A Shares                 0.50      8.64      0.18      N/A          5.14
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.75% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

(1) The MainStay Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The AmSouth Premium Plus II Variable Annuity was first offered for sale on June 2, 2003 and was renamed MainStay Premium Plus II Variable Annuity on December 1, 2005. The MainStay Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B Shares.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus II Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU # 00327894 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as AmSouth Premium
                                             Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as AmSouth Premium
                                             Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2006
(Unaudited)


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,321,739      $181,684,884      $275,192,801
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (17,349)         (177,497)         (179,577)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        164,647           620,576           915,553
    Administrative charges..................................         14,562            54,715           104,109
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 47,125,181      $180,832,096      $273,993,562
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 32,359,312      $125,200,511      $247,204,052
    Series II Policies......................................        305,405         1,055,659           436,167
    Series III Policies.....................................     11,055,012        42,253,475        18,291,624
    Series IV Policies......................................      3,140,605        12,087,336         8,053,064
    Series V Policies.......................................        264,847           235,115             8,655
    Series VI Policies......................................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 47,125,181      $180,832,096      $273,993,562
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.13      $      15.91      $      17.59
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.19      $      12.88      $       6.58
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.04      $      12.61      $       6.00
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.98      $      11.30      $      10.10
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.64      $      10.89      $      12.27
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 38,258,461      $189,621,154      $335,683,176
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $201,759,118      $255,616,823      $184,369,778      $ 25,486,541      $137,352,515      $611,324,321      $ 50,066,829
          776,733                --                --                --                --                --                --
       (1,336,571)          (91,995)         (138,006)           (2,116)          (53,800)        1,470,169            (9,831)

          621,898           855,655           625,743            90,319           466,204         2,071,803           170,737
           48,242            91,193            59,973             7,475            40,396           203,729            16,524
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $200,529,140      $254,577,980      $183,546,056      $ 25,386,631      $136,792,115      $610,518,958      $ 49,869,737
     ============      ============      ============      ============      ============      ============      ============
     $108,227,865      $215,992,338      $136,332,420      $ 16,454,162      $ 89,901,566      $477,189,285      $ 38,570,063
        4,087,008           702,635         1,351,852           208,450           889,119         3,758,165           177,810
       48,193,323        28,436,889        33,751,376         6,984,860        34,233,703        96,004,247         8,701,537
       27,940,725         9,131,311        11,893,427         1,732,842        11,551,510        32,733,855         2,398,952
        3,021,324           314,807           216,981             6,317           216,217           833,406            21,375
        9,058,895                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $200,529,140      $254,577,980      $183,546,056      $ 25,386,631      $136,792,115      $610,518,958      $ 49,869,737
     ============      ============      ============      ============      ============      ============      ============
     $       1.29      $      24.15      $      19.04      $      10.33      $      15.42      $      23.64      $      11.78
     ============      ============      ============      ============      ============      ============      ============
     $       1.06      $       8.41      $      10.72      $       9.87      $      12.22      $      14.94      $       9.70
     ============      ============      ============      ============      ============      ============      ============
     $       1.05      $       8.44      $      10.25      $       9.90      $      12.07      $      14.66      $       9.51
     ============      ============      ============      ============      ============      ============      ============
     $       1.01      $      11.94      $      12.64      $      13.12      $      10.94      $      15.02      $      12.07
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $      13.35      $      13.93      $      16.17      $      10.58      $      15.74      $      13.21
     ============      ============      ============      ============      ============      ============      ============
     $       1.01      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $201,758,753      $254,889,287      $156,929,353      $ 19,618,402      $144,389,105      $551,204,916      $ 43,560,833
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $103,200,335      $ 73,521,776      $ 76,606,268
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (47,553)          (32,321)           23,640

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        353,270           245,046           266,376
    Administrative charges..................................         32,726            25,207            22,132
                                                               ------------      ------------      ------------
      Total net assets......................................   $102,766,786      $ 73,219,202      $ 76,341,400
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 73,825,731      $ 59,259,497      $ 47,968,095
    Series II Policies......................................      1,246,196           368,644           435,052
    Series III Policies.....................................     20,813,188        10,431,359        21,077,230
    Series IV Policies......................................      6,507,181         3,060,356         6,832,720
    Series V Policies.......................................        374,490            99,346            28,303
    Series VI Policies......................................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $102,766,786      $ 73,219,202      $ 76,341,400
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      21.20      $      12.24      $      15.43
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      12.89      $       6.82      $      16.59
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.92      $       5.82      $      15.93
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      15.31      $       9.79      $      15.63
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      16.76      $      11.75      $      18.35
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 80,748,294      $ 85,084,433      $ 61,513,444
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH --      TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $109,840,239      $147,921,623      $514,346,315      $ 61,630,715      $187,775,079      $233,224,117       $ 88,763,430
               --                --                --                --                --                --                 --
          (27,099)         (115,429)          (90,257)           (8,332)         (116,506)         (191,440)           (12,357)

          388,900           518,872         1,731,588           216,983           627,023           796,921            306,632
           33,591            42,854           179,174            18,666            68,129            76,650             30,649
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $109,390,649      $147,244,468      $512,345,296      $ 61,386,734      $186,963,421      $232,159,106       $ 88,413,792
     ============      ============      ============      ============      ============      ============       ============
     $ 71,319,949      $ 91,255,595      $423,061,623      $ 37,619,925      $162,777,374      $177,596,567       $ 70,107,833
          495,301           631,242         1,226,851           177,667           462,704           750,502            490,247
       27,764,331        41,331,209        67,343,061        16,075,220        17,322,279        41,963,621         14,181,756
        9,786,429        13,810,604        20,367,213         7,455,764         6,287,941        11,700,101          3,514,679
           24,639           215,818           346,548            58,158           113,123           148,315            119,277
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $109,390,649      $147,244,468      $512,345,296      $ 61,386,734      $186,963,421      $232,159,106       $ 88,413,792
     ============      ============      ============      ============      ============      ============       ============
     $      13.53      $      13.24      $      23.78      $      11.22      $      18.90      $      22.11       $      12.47
     ============      ============      ============      ============      ============      ============       ============
     $      17.22      $      13.10      $       8.99      $      11.47      $       8.67      $      12.86       $       8.71
     ============      ============      ============      ============      ============      ============       ============
     $      13.72      $      13.31      $       8.73      $      11.11      $       8.29      $      12.28       $       8.07
     ============      ============      ============      ============      ============      ============       ============
     $      14.79      $      12.92      $      11.87      $      12.07      $      11.42      $      11.66       $      16.58
     ============      ============      ============      ============      ============      ============       ============
     $      21.22      $      12.90      $      14.04      $      13.34      $      12.82      $      12.52       $      19.33
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 75,898,501      $118,509,873      $513,134,175      $ 46,665,543      $198,620,145      $190,147,196       $ 56,386,520
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                                                 DREYFUS IP
                                                                                 TECHNOLOGY     FIDELITY(R) VIP
                                                              CALVERT SOCIAL      GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 45,449,376     $ 20,051,301     $423,025,176
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (44,340)         (12,718)        (202,436)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        157,131           70,626        1,440,666
    Administrative charges..................................         13,383            5,684          146,139
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 45,234,522     $ 19,962,273     $421,235,935
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 26,079,771     $ 11,957,648     $339,226,037
    Series II Policies......................................        207,881          217,485        1,856,149
    Series III Policies.....................................     10,053,148        5,859,768       60,781,223
    Series IV Policies......................................      5,561,101        1,888,103       18,771,503
    Series V Policies.......................................        800,478           39,269          601,023
    Series VI Policies......................................      2,532,143               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 45,234,522     $ 19,962,273     $421,235,935
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      18.53     $       8.55     $      25.02
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.62     $      10.38     $      13.09
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.33     $       8.64     $      12.57
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.01     $      10.39     $      14.80
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      12.94     $      13.69     $      17.43
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.86     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 42,628,990     $ 19,644,429     $317,775,948
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $215,682,288      $481,518,744      $189,775,749      $ 26,300,729      $ 33,598,216       $  4,345,746      $  7,575,706
               --                --                --                --                --                 --                --
          (60,411)         (195,300)         (108,047)            3,183           (35,939)           (15,245)              904

          732,648         1,611,568           619,901            90,414           113,706             16,765            27,993
           70,854           168,195            70,290             8,294            11,377                801             1,737
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $214,818,375      $479,543,681      $188,977,511      $ 26,205,204      $ 33,437,194       $  4,312,935      $  7,546,880
     ============      ============      ============      ============      ============       ============      ============
     $165,843,870      $395,465,828      $168,610,894      $ 19,276,651      $ 26,893,828       $  1,716,815      $  3,497,769
          777,231         1,710,136           742,266           321,545           237,485             29,499            41,902
       38,071,775        62,826,360        14,023,386         5,311,903         5,215,496          2,386,116         3,172,601
        9,651,100        19,055,889         5,503,806         1,228,294         1,083,782            145,953           736,179
          474,399           485,468            97,159            66,811             6,603             34,552            98,429
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $214,818,375      $479,543,681      $188,977,511      $ 26,205,204      $ 33,437,194       $  4,312,935      $  7,546,880
     ============      ============      ============      ============      ============       ============      ============
     $      19.25      $      22.07      $      15.93      $       9.89      $      10.60       $      14.35      $      11.60
     ============      ============      ============      ============      ============       ============      ============
     $      12.49      $      11.40      $       6.76      $       8.73      $       7.49       $      16.85      $      11.92
     ============      ============      ============      ============      ============       ============      ============
     $      12.28      $      10.72      $       6.20      $       8.58      $       7.16       $      13.45      $      11.98
     ============      ============      ============      ============      ============       ============      ============
     $      12.53      $      11.88      $      10.30      $      11.36      $      11.62       $      21.70      $      16.69
     ============      ============      ============      ============      ============       ============      ============
     $      12.49      $      12.20      $      12.98      $      14.29      $      14.03       $      19.25      $      16.01
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $193,174,637      $445,198,482      $256,975,362      $ 23,774,574      $ 31,650,038       $  3,681,964      $  5,754,406
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                                   ROYCE             ROYCE         T. ROWE PRICE
                                                                 MICRO-CAP         SMALL-CAP       EQUITY INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 30,863,089       $24,216,850      $216,877,648
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        124,227            57,852          (368,828)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         88,871            79,892           750,356
    Administrative charges..................................          5,882             5,421            64,461
                                                               ------------       -----------      ------------
      Total net assets......................................   $ 30,892,563       $24,189,389      $215,694,003
                                                               ============       ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 10,603,177       $ 8,952,135      $144,655,515
    Series II Policies......................................        454,830           441,566         1,483,017
    Series III Policies.....................................      7,937,420         5,190,032        54,261,834
    Series IV Policies......................................      7,076,623         5,877,430        14,741,728
    Series V Policies.......................................        237,953           207,991           551,909
    Series VI Policies......................................      4,582,560         3,520,235                --
                                                               ------------       -----------      ------------
      Total net assets......................................   $ 30,892,563       $24,189,389      $215,694,003
                                                               ============       ===========      ============
    Series I variable accumulation unit value...............   $      13.45       $     11.60      $      14.84
                                                               ============       ===========      ============
    Series II variable accumulation unit value..............   $      13.56       $     10.96      $      14.12
                                                               ============       ===========      ============
    Series III variable accumulation unit value.............   $      13.30       $     11.23      $      13.81
                                                               ============       ===========      ============
    Series IV variable accumulation unit value..............   $      13.10       $     11.40      $      12.30
                                                               ============       ===========      ============
    Series V variable accumulation unit value...............   $      12.88       $     10.84      $      12.41
                                                               ============       ===========      ============
    Series VI variable accumulation unit value..............   $      13.23       $     11.28      $         --
                                                               ============       ===========      ============
Identified Cost of Investment...............................   $ 30,239,840       $23,943,472      $186,395,548
                                                               ============       ===========      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $236,317,393     $ 83,902,802
              --               --
         356,280          (45,054)

         914,861          308,830
          56,495           29,053
    ------------     ------------
    $235,702,317     $ 83,519,865
    ============     ============
    $ 85,329,671     $ 62,517,710
       2,684,574          662,054
      70,579,075       16,216,162
      42,075,564        3,960,041
       2,045,115          163,898
      32,988,318               --
    ------------     ------------
    $235,702,317     $ 83,519,865
    ============     ============
    $      26.79     $      18.01
    ============     ============
    $      26.48     $      12.97
    ============     ============
    $      26.80     $      15.03
    ============     ============
    $      25.33     $      19.98
    ============     ============
    $      31.74     $      25.46
    ============     ============
    $      28.01     $         --
    ============     ============
    $179,258,505     $ 54,139,892
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $113,234,101      $ 25,516,961      $ 79,230,233
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         94,205             6,473             2,226

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        391,472            94,020           288,380
    Administrative charges..................................         25,340             5,722            16,345
                                                               ------------      ------------      ------------
      Total net assets......................................   $112,911,494      $ 25,423,692      $ 78,927,734
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 36,925,496      $  4,742,683      $ 12,443,945
    Series II Policies......................................      2,565,026           129,500           559,944
    Series III Policies.....................................     26,563,573         7,653,219        24,686,319
    Series IV Policies......................................     21,108,111         7,745,470        24,102,172
    Series V Policies.......................................      1,509,675           705,661         2,483,006
    Series VI Policies......................................     18,902,033         4,447,159        14,652,348
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,337,580                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $112,911,494      $ 25,423,692      $ 78,927,734
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      10.68      $      13.41      $      10.04
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.62      $      10.96      $       9.90
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.65      $      13.30      $       9.99
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      10.67      $      13.36      $      10.03
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      10.66      $      13.12      $       9.84
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      10.63      $      13.24      $       9.93
                                                               ============      ============      ============
Identified Cost of Investment...............................   $110,393,740      $ 22,667,035      $ 82,184,763
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     MAINSTAY VP      MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP
       CAPITAL          COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP
    APPRECIATION--      STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------
     $ 51,110,419    $ 45,997,174    $ 22,602,984    $ 92,544,889    $ 23,674,004    $140,400,634    $ 52,748,679
               --              --              --              --              --         695,173              --
          (10,149)         12,338         (22,457)         19,771           8,238         351,651          11,941

          191,845         166,825          50,980         335,880          87,304         414,554         188,742
            9,696           9,856           3,097          18,927           4,802          27,662          11,044
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 50,898,729    $ 45,832,831    $ 22,526,450    $ 92,209,853    $ 23,590,136    $141,005,242    $ 52,560,834
     ============    ============    ============    ============    ============    ============    ============
     $ 10,122,914    $  8,212,095    $  8,982,442    $ 15,029,330    $  4,280,518    $ 31,161,096    $  9,365,142
          158,805         205,177       1,141,801       1,029,450         143,176       5,602,660         371,922
       17,130,254      13,595,762       5,321,888      27,358,542       7,482,884      32,728,549      16,579,038
       11,763,379      15,053,864       2,684,051      28,507,428       6,805,464      22,873,916      15,883,657
          522,144         323,960         220,359       1,781,226         375,628       3,640,039       1,469,306
       11,201,233       8,441,973       3,926,885      18,503,877       4,502,466      21,735,184       8,891,769
               --              --         249,024              --              --      23,263,798              --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 50,898,729    $ 45,832,831    $ 22,526,450    $ 92,209,853    $ 23,590,136    $141,005,242    $ 52,560,834
     ============    ============    ============    ============    ============    ============    ============
     $      11.98    $      13.46    $       9.96    $      12.37    $      14.39    $      10.26    $       9.84
     ============    ============    ============    ============    ============    ============    ============
     $      10.79    $      10.76    $       9.93    $      10.87    $      11.86    $      10.29    $       9.92
     ============    ============    ============    ============    ============    ============    ============
     $      12.05    $      13.31    $       9.95    $      12.35    $      14.13    $      10.23    $       9.74
     ============    ============    ============    ============    ============    ============    ============
     $      11.96    $      13.43    $       9.89    $      12.29    $      14.36    $      10.25    $       9.84
     ============    ============    ============    ============    ============    ============    ============
     $      11.66    $      13.21    $       9.92    $      12.14    $      13.96    $      10.39    $       9.72
     ============    ============    ============    ============    ============    ============    ============
     $      11.85    $      13.31    $       9.86    $      12.10    $      14.44    $      10.27    $       9.73
     ============    ============    ============    ============    ============    ============    ============
     $ 46,477,031    $ 40,948,297    $ 22,702,317    $ 83,907,277    $ 19,978,549    $141,274,121    $ 54,312,448
     ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                                                  MAINSTAY VP
                                                                MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                                                  GROWTH           CORPORATE         INCOME &
                                                               ALLOCATION--         BOND--           GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 18,347,898      $369,029,626      $ 29,749,585
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         85,611           145,316             1,955

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         43,852         1,340,274           111,856
    Administrative charges..................................          3,709            74,637             5,645
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 18,385,948      $367,760,031      $ 29,634,039
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  7,175,029      $ 56,326,659      $  4,528,401
    Series II Policies......................................        236,356         3,739,568           497,601
    Series III Policies.....................................      3,328,147       119,155,794         8,337,922
    Series IV Policies......................................      4,824,285       109,327,349         8,076,658
    Series V Policies.......................................        487,720        11,578,260           595,903
    Series VI Policies......................................      2,084,589        67,632,401         7,597,554
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................        249,822                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 18,385,948      $367,760,031      $ 29,634,039
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $       9.99      $      13.12      $      12.87
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $       9.69      $      10.53      $      10.61
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $       9.80      $      12.98      $      13.16
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $       9.99      $      13.17      $      13.14
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $       9.74      $      12.92      $      12.87
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $       9.72      $      12.98      $      12.94
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 18,635,399      $367,400,225      $ 27,439,643
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                                  MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
     INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
       EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $113,824,165      $ 25,575,620      $ 90,257,598      $133,956,610      $140,329,812      $ 42,608,558      $ 45,375,241
               --                --                --                --                --                --                --
          141,540             9,689            54,040            47,002           135,521           211,270           217,501

          414,074            89,956           333,171           497,333           518,461           134,709           111,699
           22,874             5,066            17,224            26,207            27,629             6,558             7,638
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $113,528,757      $ 25,490,287      $ 89,961,243      $133,480,072      $139,919,243      $ 42,678,561      $ 45,473,405
     ============      ============      ============      ============      ============      ============      ============
     $ 17,439,591      $  4,081,410      $ 15,000,341      $ 22,768,970      $ 21,729,957      $ 14,587,628      $ 15,677,312
        1,175,940           223,307           651,996           954,788           867,233         1,127,099           609,634
       32,228,046         7,815,173        25,041,383        37,916,433        44,238,435        10,478,405        11,765,324
       36,050,514         8,241,483        24,171,194        37,172,105        42,510,010         8,495,972         9,651,875
        2,045,639           516,357         1,713,358         1,671,434         1,978,273           863,920           788,543
       24,589,027         4,612,557        23,382,971        32,996,342        28,595,335         6,876,128         6,729,534
               --                --                --                --                --           249,409           251,183
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $113,528,757      $ 25,490,287      $ 89,961,243      $133,480,072      $139,919,243      $ 42,678,561      $ 45,473,405
     ============      ============      ============      ============      ============      ============      ============
     $      15.82      $      10.86      $      16.87      $      17.76      $      14.49      $       9.98      $      10.05
     ============      ============      ============      ============      ============      ============      ============
     $      11.88      $      11.20      $      12.09      $      12.46      $      11.10      $       9.84      $       9.86
     ============      ============      ============      ============      ============      ============      ============
     $      15.49      $      10.78      $      16.67      $      17.30      $      14.57      $       9.86      $       9.90
     ============      ============      ============      ============      ============      ============      ============
     $      15.62      $      10.83      $      16.75      $      17.38      $      14.47      $       9.91      $       9.99
     ============      ============      ============      ============      ============      ============      ============
     $      15.04      $      10.41      $      16.65      $      16.89      $      14.23      $       9.88      $       9.74
     ============      ============      ============      ============      ============      ============      ============
     $      15.20      $      10.72      $      16.49      $      17.57      $      14.34      $       9.85      $       9.90
     ============      ============      ============      ============      ============      ============      ============
     $ 98,902,167      $ 24,864,584      $ 82,143,475      $106,081,876      $129,031,329      $ 42,900,765      $ 45,888,796
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  S&P 500          SMALL CAP        MAINSTAY VP
                                                                  INDEX--          GROWTH--       TOTAL RETURN--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $196,427,482      $ 72,285,769      $ 45,214,262
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         63,980           (18,541)            3,528

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        720,378           267,171           167,369
    Administrative charges..................................         41,326            15,950             8,578
                                                               ------------      ------------      ------------
      Total net assets......................................   $195,729,758      $ 71,984,107      $ 45,041,843
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 37,057,795      $ 14,121,305      $  8,417,794
    Series II Policies......................................        966,654           315,448           153,874
    Series III Policies.....................................     64,454,916        21,478,194        16,580,017
    Series IV Policies......................................     55,983,639        21,854,651        10,710,788
    Series V Policies.......................................      3,498,523           971,219           693,873
    Series VI Policies......................................     33,768,231        13,243,290         8,485,497
                                                               ------------      ------------      ------------
      Total net assets......................................   $195,729,758      $ 71,984,107      $ 45,041,843
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.83      $      14.20      $      11.85
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.72      $      11.08      $      10.64
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.70      $      14.22      $      11.77
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.81      $      13.91      $      11.97
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      12.66      $      13.43      $      11.54
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      12.69      $      14.05      $      11.55
                                                               ============      ============      ============
Identified Cost of Investment...............................   $177,965,395      $ 63,474,233      $ 41,933,472
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                         COLUMBIA SMALL
                       ALGER AMERICAN       CAP VALUE        DREYFUS IP                        FIDELITY(R) VIP
      MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--
     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
     $ 80,901,086       $ 48,044,316      $ 39,406,050      $ 22,806,075      $220,204,715      $123,264,246      $179,581,466
               --                 --                --                --                --                --                --
           44,622            111,548            91,475               458           256,680           187,286            23,435

          296,798            172,435           133,819            82,417           792,494           448,690           645,625
           15,552             10,462             8,745             5,421            47,378            26,034            44,012
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $ 80,633,358       $ 47,972,967      $ 39,354,961      $ 22,718,695      $219,621,523      $122,976,808      $178,915,264
     ============       ============      ============      ============      ============      ============      ============
     $ 14,325,404       $  8,701,352      $ 12,998,334      $  5,171,560      $ 37,053,863      $ 21,661,480      $ 66,474,678
          475,191            310,309           728,998            57,481         2,103,527         1,281,511         1,443,476
       26,566,209         13,197,659         9,784,843         6,500,472        58,003,371        34,936,291        44,740,843
       22,094,688         16,125,202         9,110,651         7,466,238        72,568,081        36,160,072        36,996,334
          784,038            558,209           491,128           246,395         5,083,461         3,886,152         2,553,833
       16,387,828          9,080,236         6,241,007         3,276,549        44,809,220        25,051,302        26,706,100
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $ 80,633,358       $ 47,972,967      $ 39,354,961      $ 22,718,695      $219,621,523      $122,976,808      $178,915,264
     ============       ============      ============      ============      ============      ============      ============
     $      13.92       $      17.49      $      11.96      $      11.43      $      15.75      $      13.72      $      17.07
     ============       ============      ============      ============      ============      ============      ============
     $      11.22       $      13.02      $      11.54      $      10.59      $      12.15      $      11.00      $      15.35
     ============       ============      ============      ============      ============      ============      ============
     $      13.77       $      17.38      $      11.88      $      11.28      $      15.54      $      13.48      $      16.93
     ============       ============      ============      ============      ============      ============      ============
     $      14.11       $      17.39      $      11.88      $      11.33      $      15.91      $      13.65      $      17.27
     ============       ============      ============      ============      ============      ============      ============
     $      13.69       $      17.00      $      11.79      $      11.18      $      15.29      $      13.59      $      16.13
     ============       ============      ============      ============      ============      ============      ============
     $      13.77       $      17.31      $      11.82      $      11.22      $      15.35      $      13.51      $      17.16
     ============       ============      ============      ============      ============      ============      ============
     $ 70,480,366       $ 39,737,982      $ 36,754,206      $ 22,330,079      $186,681,023      $117,924,700      $163,182,914
     ============       ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                                                  JANUS ASPEN
                                                                JANUS ASPEN         SERIES            MFS(R)
                                                                  SERIES           WORLDWIDE      INVESTORS TRUST
                                                                BALANCED--         GROWTH--          SERIES--
                                                              SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 91,833,240      $ 26,947,143      $  5,980,026
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          8,978            (2,728)            4,489

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        333,410            97,118            23,669
    Administrative charges..................................         20,051             6,116             1,334
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 91,488,757      $ 26,841,181      $  5,959,512
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 16,205,078      $  5,735,183      $  1,221,483
    Series II Policies......................................        768,634           107,902            37,710
    Series III Policies.....................................     27,045,250         8,145,587         1,521,080
    Series IV Policies......................................     28,720,377         8,266,531         1,826,052
    Series V Policies.......................................      2,321,345           467,903           126,841
    Series VI Policies......................................     16,428,073         4,118,075         1,226,346
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 91,488,757      $ 26,841,181      $  5,959,512
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.03      $      12.41      $      12.54
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.93      $      10.46      $      10.70
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.02      $      12.27      $      12.56
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.01      $      12.31      $      12.65
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      11.87      $      12.04      $      12.46
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      11.91      $      11.99      $      12.44
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 84,706,196      $ 25,212,476      $  5,648,095
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                            NEUBERGER                          VAN KAMPEN
        MFS(R)                             BERMAN AMT                         UIF EMERGING       VICTORY VIF
       RESEARCH       MFS(R) UTILITIES       MID-CAP        T. ROWE PRICE        MARKETS         DIVERSIFIED
       SERIES--           SERIES--          GROWTH--        EQUITY INCOME       EQUITY--           STOCK--
     SERVICE CLASS     SERVICE CLASS         CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------------------------
     $  7,940,557       $225,677,620      $ 17,624,092      $160,277,053      $ 62,338,775      $ 19,398,747
               --                 --                --                --                --                --
              913            131,203             7,080           104,480            30,259            26,600

           29,044            820,532            61,161           582,740           230,472            70,163
            1,695             53,834             3,936            34,385            12,819             5,075
     ------------       ------------      ------------      ------------      ------------      ------------
     $  7,910,731       $224,934,457      $ 17,566,075      $159,764,408      $ 62,125,743      $ 19,350,109
     ============       ============      ============      ============      ============      ============
     $  1,619,527       $ 82,644,854      $  5,091,178      $ 23,137,552      $ 10,920,586      $  6,753,790
           45,562          2,865,146           105,801         1,414,829           413,591           227,885
        2,087,071         53,425,013         4,401,576        42,068,975        16,613,568         3,019,460
        2,342,458         44,364,747         4,391,757        54,027,332        18,449,518         5,161,997
           96,168          2,607,323           277,415         5,219,734           609,169           465,976
        1,719,945         39,027,374         3,298,348        33,895,986        15,119,311         3,721,001
     ------------       ------------      ------------      ------------      ------------      ------------
     $  7,910,731       $224,934,457      $ 17,566,075      $159,764,408      $ 62,125,743      $ 19,350,109
     ============       ============      ============      ============      ============      ============
     $      13.15       $      17.14      $      14.83      $      13.48      $      23.57      $      12.13
     ============       ============      ============      ============      ============      ============
     $      10.62       $      15.35      $      12.65      $      10.98      $      15.09      $      10.77
     ============       ============      ============      ============      ============      ============
     $      12.99       $      17.97      $      14.85      $      13.37      $      22.59      $      11.97
     ============       ============      ============      ============      ============      ============
     $      12.82       $      18.12      $      15.36      $      13.50      $      23.44      $      11.80
     ============       ============      ============      ============      ============      ============
     $      13.04       $      18.01      $      14.95      $      13.25      $      17.95      $      11.68
     ============       ============      ============      ============      ============      ============
     $      13.17       $      17.88      $      14.99      $      13.32      $      22.58      $      11.93
     ============       ============      ============      ============      ============      ============
     $  7,212,273       $207,473,088      $ 15,566,276      $151,005,558      $ 51,758,053      $ 18,751,073
     ============       ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $         --
  Mortality and expense risk charges........................       (325,064)       (1,288,231)       (1,890,925)
  Administrative charges....................................        (28,747)         (113,952)         (214,841)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (353,811)       (1,402,183)       (2,105,766)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,771,432        23,837,206        37,804,529
  Cost of investments sold..................................     (4,085,204)      (25,112,277)      (55,811,760)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        686,228        (1,275,071)      (18,007,231)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,757,836          (152,521)       16,452,307
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      2,444,064        (1,427,592)       (1,554,924)
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  2,090,253      $ (2,829,775)     $ (3,660,690)
                                                               ============      ============      ============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $         --
  Mortality and expense risk charges........................       (661,857)         (505,621)         (524,216)
  Administrative charges....................................        (61,382)          (52,101)          (43,606)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (723,239)         (557,722)         (567,822)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      8,307,538         6,904,515         6,872,737
  Cost of investments sold..................................     (5,431,514)       (9,722,553)       (4,332,298)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      2,876,024        (2,818,038)        2,540,439
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      7,085,627         2,854,365         1,412,122
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      9,961,651            36,327         3,952,561
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  9,238,412      $   (521,395)     $  3,384,739
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $  3,746,962      $         --      $         --      $         --      $         --      $         --      $         --
       (1,208,555)       (1,737,706)       (1,254,206)         (173,717)         (972,170)       (4,226,611)         (341,640)
          (94,806)         (185,290)         (120,468)          (14,571)          (84,529)         (415,726)          (33,146)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        2,443,601        (1,922,996)       (1,374,674)         (188,288)       (1,056,699)       (4,642,337)         (374,786)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
       66,232,718        29,694,672        16,927,561         3,387,731        21,870,226        94,902,491         6,058,673
      (66,231,757)      (35,424,717)      (16,352,350)       (2,390,025)      (23,197,775)      (86,503,249)       (5,821,809)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
              961        (5,730,045)          575,211           997,706        (1,327,549)        8,399,242           236,864
               --                --                --                --                --                --                --
           (3,100)       14,289,376         6,546,705           844,664           574,861        13,010,435         1,185,132
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           (2,139)        8,559,331         7,121,916         1,842,370          (752,688)       21,409,677         1,421,996
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  2,441,462      $  6,636,335      $  5,747,242      $  1,654,082      $ (1,809,387)     $ 16,767,340      $  1,047,210
     ============      ============      ============      ============      ============      ============      ============

                                                                                                                     ALGER
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                           AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL          MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
         (742,499)       (1,038,044)       (3,523,799)         (432,512)       (1,276,447)       (1,574,337)          (590,928)
          (64,003)          (85,656)         (364,678)          (37,288)         (138,840)         (151,548)           (59,275)
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
         (806,502)       (1,123,700)       (3,888,477)         (469,800)       (1,415,287)       (1,725,885)          (650,203)
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
        8,571,647        15,908,689        64,675,573         7,069,107        22,369,515        23,921,599          7,312,132
       (4,205,486)      (12,017,675)      (65,581,227)       (4,506,891)      (24,898,556)      (19,105,457)        (4,659,005)
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
        4,366,161         3,891,014          (905,654)        2,562,216        (2,529,041)        4,816,142          2,653,127
               --                --                --                --                --                --                 --
        2,540,115         3,583,332        15,666,151         1,285,969         5,941,727         9,970,834          5,358,260
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
        6,906,276         7,474,346        14,760,497         3,848,185         3,412,686        14,786,976          8,011,387
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $  6,099,774      $  6,350,646      $ 10,872,020      $  3,378,385      $  1,997,399      $ 13,061,091       $  7,361,184
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)


                                                                                  DREYFUS IP        FIDELITY(R)
                                                                  CALVERT         TECHNOLOGY            VIP
                                                                  SOCIAL           GROWTH--       CONTRAFUND(R)--
                                                                 BALANCED       INITIAL SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $  2,248,647
  Mortality and expense risk charges........................       (319,068)         (147,254)       (2,815,361)
  Administrative charges....................................        (27,193)          (11,777)         (286,175)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (346,261)         (159,031)         (852,889)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,966,829         2,689,085        29,050,045
  Cost of investments sold..................................     (4,935,211)       (2,341,080)      (22,211,399)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         31,618           348,005         6,838,646
  Realized gain distribution received.......................             --                --         3,976,267
  Change in unrealized appreciation (depreciation) on
    investments.............................................        144,289          (981,081)        4,189,699
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................        175,907          (633,076)       15,004,612
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   (170,354)     $   (792,107)     $ 14,151,723
                                                               ============      ============      ============

                                                                                                      T. ROWE
                                                                                                       PRICE
                                                                   ROYCE             ROYCE            EQUITY
                                                                 MICRO-CAP         SMALL-CAP          INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $  1,646,281
  Mortality and expense risk charges........................       (128,978)         (140,693)       (1,489,944)
  Administrative charges....................................         (8,622)           (9,350)         (128,297)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (137,600)         (150,043)           28,040
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,788,142         2,672,471        19,266,423
  Cost of investments sold..................................     (1,548,319)       (2,430,818)      (16,354,834)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        239,823           241,653         2,911,589
  Realized gain distribution received.......................             --                --           888,904
  Change in unrealized appreciation (depreciation) on
    investments.............................................        322,243            67,994         5,700,652
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................        562,066           309,647         9,501,145
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    424,466      $    159,604      $  9,529,185
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES            MFS(R)                                               NEUBERGER
      FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)            MFS(R)          BERMAN AMT
          VIP           BALANCED--         GROWTH--            TRUST           RESEARCH          UTILITIES          MID-CAP
    EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--          SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
     $  3,808,717      $  5,566,870      $  2,187,413      $    138,737      $    180,928      $     92,422      $         --
       (1,453,908)       (3,303,371)       (1,290,237)         (188,665)         (236,159)          (32,689)          (54,314)
         (140,996)         (345,363)         (146,390)          (17,217)          (23,696)           (1,663)           (3,385)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        2,213,813         1,918,136           750,786           (67,145)          (78,927)           58,070           (57,699)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
       20,025,947        57,888,373        26,032,070         4,698,284         4,601,624         1,814,379           831,992
      (17,790,488)      (60,764,292)      (43,354,552)       (4,296,565)       (5,432,987)       (1,287,343)         (541,860)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        2,235,459        (2,875,919)      (17,322,482)          401,719          (831,363)          527,036           290,132
       11,443,234                --                --                --                --           175,515                --
       (6,284,914)        6,838,105        18,029,522          (335,996)          564,453          (390,241)          210,822
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        7,393,779         3,962,186           707,040            65,723          (266,910)          312,310           500,954
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  9,607,592      $  5,880,322      $  1,457,826      $     (1,422)     $   (345,837)     $    370,380      $    443,255
     ============      ============      ============      ============      ============      ============      ============

                        VAN KAMPEN
                            UIF
                         EMERGING
        VAN ECK           MARKETS
       WORLDWIDE         EQUITY--
      HARD ASSETS         CLASS I
    ---------------------------------
     $    129,715      $         --
       (1,540,717)         (583,832)
          (95,191)          (55,066)
     ------------      ------------
       (1,506,193)         (638,898)
     ------------      ------------
       16,963,047         9,744,579
       (7,027,251)       (5,659,654)
     ------------      ------------
        9,935,796         4,084,925
       11,038,681                --
        6,237,915         1,443,101
     ------------      ------------
       27,212,392         5,528,026
     ------------      ------------
     $ 25,706,199      $  4,889,128
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $         --
  Mortality and expense risk charges........................       (718,120)         (182,107)         (575,895)
  Administrative charges....................................        (46,678)          (10,975)          (32,314)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (764,798)         (193,082)         (608,209)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,826,473         2,262,471         4,556,296
  Cost of investments sold..................................     (4,538,146)       (1,879,078)       (4,912,288)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        288,327           383,393          (355,992)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      2,096,486           811,021          (319,215)
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      2,384,813         1,194,414          (675,207)
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,620,015      $  1,001,332      $ (1,283,416)
                                                               ============      ============      ============

                                                                                   MAINSTAY VP
                                                                MAINSTAY VP        HIGH YIELD        MAINSTAY VP
                                                                   GROWTH           CORPORATE         INCOME &
                                                                ALLOCATION--         BOND--           GROWTH--
                                                              SERVICE CLASS(A)    SERVICE CLASS     SERVICE CLASS
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $         --      $         --      $         --
  Mortality and expense risk charges........................         (49,148)       (2,637,039)         (215,752)
  Administrative charges....................................          (4,222)         (146,033)          (10,833)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................         (53,370)       (2,783,072)         (226,585)
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         244,930        21,870,446         1,668,194
  Cost of investments sold..................................        (247,667)      (21,424,047)       (1,380,805)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          (2,737)          446,399           287,389
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (287,500)       10,613,793           404,799
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................        (290,237)       11,060,192           692,188
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $   (343,607)     $  8,277,120      $    465,603
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP
        CAPITAL           COMMON          CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
    APPRECIATION--        STOCK--         ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(A)    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $         --      $         --       $         --      $         --      $         --      $  2,946,687      $         --
         (384,486)         (324,934)           (56,140)         (654,499)         (163,258)         (724,992)         (374,664)
          (19,295)          (19,170)            (3,437)          (36,550)           (9,011)          (49,120)          (21,838)
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
         (403,781)         (344,104)           (59,577)         (691,049)         (172,269)        2,172,575          (396,502)
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
        3,625,925         1,982,150          1,257,594         3,719,193         2,147,354         7,798,974         3,747,733
       (3,026,504)       (1,539,476)        (1,270,015)       (3,189,086)       (1,678,821)       (7,805,366)       (3,954,130)
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
          599,421           442,674            (12,421)          530,107           468,533            (6,392)         (206,397)
               --                --                 --                --                --                --                --
       (1,032,247)          749,194            (99,333)        2,450,186           981,578          (746,118)         (128,755)
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
         (432,826)        1,191,868           (111,754)        2,980,293         1,450,111          (752,510)         (335,152)
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $   (836,607)     $    847,764       $   (171,331)     $  2,289,244      $  1,277,842      $  1,420,065      $   (731,654)
     ============      ============       ============      ============      ============      ============      ============

                                                                                                                   MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP          MODERATE
     INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP           MODERATE            GROWTH
       EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--         ALLOCATION--       ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(A)   SERVICE CLASS(A)
    -----------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $         --      $         --      $         --       $         --       $         --
         (750,231)         (171,175)         (628,230)         (922,301)       (1,003,799)          (144,699)          (124,031)
          (40,902)           (9,421)          (32,291)          (48,605)          (53,002)            (7,327)            (8,461)
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
         (791,133)         (180,596)         (660,521)         (970,906)       (1,056,801)          (152,026)          (132,492)
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
        2,370,860         1,083,678         3,184,050         4,292,017         5,094,765         24,734,306          1,774,391
       (1,725,571)       (1,011,534)       (2,347,051)       (2,725,456)       (3,963,204)       (25,185,918)        (1,776,509)
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
          645,289            72,144           836,999         1,566,561         1,131,561           (451,612)            (2,118)
               --                --                --                --                --                 --                 --
        9,057,578          (311,075)        2,870,914         5,734,405         4,864,523           (292,207)          (513,554)
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
        9,702,867          (238,931)        3,707,913         7,300,966         5,996,084           (743,819)          (515,672)
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
     $  8,911,734      $   (419,527)     $  3,047,392      $  6,330,060      $  4,939,283       $   (895,845)      $   (648,164)
     ============      ============      ============      ============      ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                  S&P 500          SMALL CAP           TOTAL
                                                                  INDEX--          GROWTH--          RETURN--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $         --
  Mortality and expense risk charges........................     (1,415,526)         (521,983)         (329,168)
  Administrative charges....................................        (80,315)          (30,982)          (16,737)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     (1,495,841)         (552,965)         (345,905)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      7,797,031         5,154,689         2,453,187
  Cost of investments sold..................................     (6,264,915)       (4,178,258)       (2,162,984)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,532,116           976,431           290,203
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      2,913,255         3,106,763           320,540
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      4,445,371         4,083,194           610,743
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  2,949,530      $  3,530,229      $    264,838
                                                               ============      ============      ============

                                                                                  JANUS ASPEN         MFS(R)
                                                                JANUS ASPEN         SERIES           INVESTORS
                                                                  SERIES           WORLDWIDE           TRUST
                                                                BALANCED--         GROWTH--          SERIES--
                                                              SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    918,270      $    283,899      $     17,098
  Mortality and expense risk charges........................       (656,553)         (195,060)          (48,055)
  Administrative charges....................................        (39,507)          (12,114)           (2,668)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        222,210            76,725           (33,625)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      3,972,252         1,765,022         1,850,573
  Cost of investments sold..................................     (3,355,314)       (1,498,392)       (1,631,376)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        616,938           266,630           219,197
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (206,771)         (279,045)         (270,180)
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................        410,167           (12,415)          (50,983)
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    632,377      $     64,310      $    (84,608)
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                            COLUMBIA
                                            SMALL CAP
                           ALGER           VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
      MAINSTAY VP      AMERICAN SMALL       VARIABLE         TECHNOLOGY            VIP               VIP               VIP
        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--
     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
     $         --       $         --      $         --      $         --      $    708,559      $  1,692,901      $    292,604
         (562,807)          (310,837)         (227,051)         (168,580)       (1,459,205)         (855,326)       (1,216,900)
          (29,283)           (18,849)          (15,177)          (10,905)          (86,533)          (49,051)          (83,023)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
         (592,090)          (329,686)         (242,228)         (179,485)         (837,179)          788,524        (1,007,319)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
        2,868,806          1,728,446         2,151,682         1,903,325         2,747,351         3,329,283         7,417,048
       (2,203,254)        (1,174,362)       (1,866,462)       (1,815,774)       (1,882,262)       (2,801,506)       (5,602,231)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
          665,552            554,084           285,220            87,551           865,089           527,777         1,814,817
               --                 --                --                --         1,712,352         5,772,241        19,509,812
        3,673,879          2,597,354         1,592,311          (850,285)        3,459,812        (2,588,756)      (11,681,841)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
        4,339,431          3,151,438         1,877,531          (762,734)        6,037,253         3,711,262         9,642,788
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $  3,747,341       $  2,821,752      $  1,635,303      $   (942,219)     $  5,200,074      $  4,499,786      $  8,635,469
     ============       ============      ============      ============      ============      ============      ============

                                                                              VAN KAMPEN
                                           NEUBERGER                              UIF
        MFS(R)            MFS(R)          BERMAN AMT                           EMERGING         VICTORY VIF
       RESEARCH          UTILITIES          MID-CAP        T. ROWE PRICE        MARKETS         DIVERSIFIED
       SERIES--          SERIES--          GROWTH--        EQUITY INCOME       EQUITY--           STOCK--
     SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------
     $     25,203      $  4,282,825      $         --      $    965,746      $         --      $     44,373
          (57,853)       (1,498,341)         (108,545)       (1,109,796)         (407,981)         (133,923)
           (3,339)          (97,087)           (7,134)          (64,881)          (22,611)           (9,648)
     ------------      ------------      ------------      ------------      ------------      ------------
          (35,989)        2,687,397          (115,679)         (208,931)         (430,592)          (99,198)
     ------------      ------------      ------------      ------------      ------------      ------------
          518,538        17,512,348         1,261,546         3,673,695         3,424,051         1,933,945
         (405,012)      (13,102,892)         (914,433)       (3,508,343)       (2,134,272)       (1,633,603)
     ------------      ------------      ------------      ------------      ------------      ------------
          113,526         4,409,456           347,113           165,352         1,289,779           300,342
               --         8,728,554                --           601,080                --           584,094
         (199,839)         (971,346)          401,147         5,081,000         1,069,669          (697,387)
     ------------      ------------      ------------      ------------      ------------      ------------
          (86,313)       12,166,664           748,260         5,847,432         2,359,448           187,049
     ------------      ------------      ------------      ------------      ------------      ------------
     $   (122,302)     $ 14,854,061      $    632,581      $  5,638,501      $  1,928,856      $     87,851
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (353,811)  $   (283,898)  $ (1,402,183)  $  3,458,862
    Net realized gain (loss) on investments..........       686,228        776,561     (1,275,071)      (216,113)
    Realized gain distribution received..............            --        503,260             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,757,836        863,698       (152,521)    (1,695,916)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     2,090,253      1,859,621     (2,829,775)     1,546,833
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       205,705        506,712      1,272,345      2,767,660
    Policyowners' surrenders.........................    (2,423,957)    (4,722,273)   (12,519,004)   (22,404,095)
    Policyowners' annuity and death benefits.........       (97,326)      (488,878)    (1,185,098)    (2,569,686)
    Net transfers from (to) Fixed Account............       110,796          9,742       (439,866)      (796,623)
    Transfers between Investment Divisions...........    (1,629,092)    (2,700,125)    (8,549,484)    (8,794,964)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (3,833,874)    (7,394,822)   (21,421,107)   (31,797,708)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (11,762)         3,152          5,194        (10,951)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (1,755,383)    (5,532,049)   (24,245,688)   (30,261,826)
NET ASSETS:
    Beginning of period..............................    48,880,564     54,412,613    205,077,784    235,339,610
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 47,125,181   $ 48,880,564   $180,832,096   $205,077,784
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,374,674)  $     34,108   $   (188,288)  $   (351,822)
    Net realized gain (loss) on investments..........       575,211     (1,686,870)       997,706     (1,727,399)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     6,546,705     10,790,693        844,664      3,790,843
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     5,747,242      9,137,931      1,654,082      1,711,622
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,441,023      2,628,185        263,931        280,649
    Policyowners' surrenders.........................    (9,695,982)   (16,215,627)    (1,447,334)    (2,287,383)
    Policyowners' annuity and death benefits.........      (813,965)    (2,571,424)      (152,152)      (131,140)
    Net transfers from (to) Fixed Account............        16,748       (905,067)       208,094        (73,264)
    Transfers between Investment Divisions...........    (4,847,328)   (19,430,358)     2,181,332     (2,154,394)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --     (6,299,024)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (13,899,504)   (36,494,291)     1,053,871    (10,664,556)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (49,584)        (9,556)       (13,787)         3,738
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (8,201,846)   (27,365,916)     2,694,166     (8,949,196)
NET ASSETS:
    Beginning of period..............................   191,747,902    219,113,818     22,692,465     31,641,661
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $183,546,056   $191,747,902   $ 25,386,631   $ 22,692,465
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $ (2,105,766)  $ (4,604,615)  $  2,443,601   $  2,747,502   $ (1,922,996)  $ (1,374,625)
     (18,007,231)   (48,191,160)           961         (4,862)    (5,730,045)   (15,941,441)
              --             --             --             --             --      3,255,411
      16,452,307     72,597,965         (3,100)         8,706     14,289,376     30,393,360
    ------------   ------------   ------------   ------------   ------------   ------------
      (3,660,690)    19,802,190      2,441,462      2,751,346      6,636,335     16,332,705
    ------------   ------------   ------------   ------------   ------------   ------------
       2,330,972      4,838,691     33,824,392     69,148,697      1,749,510      3,306,612
     (19,747,648)   (37,549,052)   (26,950,606)   (43,058,610)   (16,345,890)   (29,657,868)
      (1,405,970)    (3,323,314)    (1,654,320)    (2,321,489)    (1,631,809)    (3,045,310)
        (409,443)    (2,035,435)     1,361,161     (4,002,426)      (234,086)    (1,552,624)
     (15,304,361)   (41,427,718)    13,377,637    (43,289,968)   (10,587,342)   (24,334,703)
    ------------   ------------   ------------   ------------   ------------   ------------
     (34,536,450)   (79,496,828)    19,958,264    (23,523,796)   (27,049,617)   (55,283,893)
    ------------   ------------   ------------   ------------   ------------   ------------
         (41,211)        29,814        (10,477)       (16,484)       (56,795)        23,174
    ------------   ------------   ------------   ------------   ------------   ------------
     (38,238,351)   (59,664,824)    22,389,249    (20,788,934)   (20,470,077)   (38,928,014)
     312,231,913    371,896,737    178,139,891    198,928,825    275,048,057    313,976,071
    ------------   ------------   ------------   ------------   ------------   ------------
    $273,993,562   $312,231,913   $200,529,140   $178,139,891   $254,577,980   $275,048,057
    ============   ============   ============   ============   ============   ============

                                          MAINSTAY VP
            MAINSTAY VP                    HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                 CORPORATE BOND--              INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ----------------------------   ---------------------------
        2006           2005           2006           2005            2006           2005
    ----------------------------------------------------------------------------------------
    $ (1,056,699)  $  2,481,960   $ (4,642,337)  $  29,570,241   $   (374,786)  $   (185,895)
      (1,327,549)    (1,005,544)     8,399,242       8,232,190        236,864        255,005
              --             --             --              --             --             --
         574,861         86,507     13,010,435     (28,361,830)     1,185,132      1,660,168
    ------------   ------------   ------------   -------------   ------------   ------------
      (1,809,387)     1,562,923     16,767,340       9,440,601      1,047,210      1,729,278
    ------------   ------------   ------------   -------------   ------------   ------------
       1,278,903      2,902,927      4,768,351      10,129,502        442,060        392,060
     (10,604,334)   (20,442,818)   (47,574,519)    (86,023,535)    (3,694,950)    (6,494,075)
      (1,340,533)    (2,682,549)    (5,216,759)    (11,158,796)      (200,452)      (571,081)
        (589,394)    (2,633,041)    (3,693,761)    (11,459,191)        70,590        (66,616)
      (6,657,162)   (11,771,469)   (33,789,767)    (28,971,902)    (1,396,323)       706,090
              --             --             --              --             --             --
    ------------   ------------   ------------   -------------   ------------   ------------
     (17,912,520)   (34,626,950)   (85,506,455)   (127,483,922)    (4,779,075)    (6,033,622)
    ------------   ------------   ------------   -------------   ------------   ------------
           2,857        (10,821)       (60,690)        (14,787)       (10,921)         7,591
    ------------   ------------   ------------   -------------   ------------   ------------
     (19,719,050)   (33,074,848)   (68,799,805)   (118,058,108)    (3,742,786)    (4,296,753)
     156,511,165    189,586,013    679,318,763     797,376,871     53,612,523     57,909,276
    ------------   ------------   ------------   -------------   ------------   ------------
    $136,792,115   $156,511,165   $610,518,958   $ 679,318,763   $ 49,869,737   $ 53,612,523
    ============   ============   ============   =============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                              MAINSTAY VP                   MAINSTAY VP
                                                         INTERNATIONAL EQUITY--         LARGE CAP GROWTH--
                                                             INITIAL CLASS                 INITIAL CLASS
                                                       --------------------------   ---------------------------
                                                           2006          2005           2006           2005
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (723,239)  $   270,212   $   (557,722)  $ (1,167,357)
    Net realized gain (loss) on investments..........     2,876,024     2,358,275     (2,818,038)   (16,328,993)
    Realized gain distribution received..............            --     3,681,742             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     7,085,627      (764,727)     2,854,365     18,950,222
                                                       ------------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,238,412     5,545,502       (521,395)     1,453,872
                                                       ------------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,084,092     1,917,215        626,313        914,134
    Policyowners' surrenders.........................    (6,390,229)   (8,000,808)    (4,133,599)    (7,272,141)
    Policyowners' annuity and death benefits.........      (381,596)     (445,609)      (505,297)      (982,585)
    Net transfers from (to) Fixed Account............     1,003,268       665,771        255,114       (555,475)
    Transfers between Investment Divisions...........     5,789,001    19,123,371       (604,043)   (12,179,379)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --            --             --             --
                                                       ------------   -----------   ------------   ------------
      Net contributions and (withdrawals)............     1,104,536    13,259,940     (4,361,512)   (20,075,446)
                                                       ------------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (40,495)          602        (15,647)        17,467
                                                       ------------   -----------   ------------   ------------
        Increase (decrease) in net assets............    10,302,453    18,806,044     (4,898,554)   (18,604,107)
NET ASSETS:
    Beginning of period..............................    92,464,333    73,658,289     78,117,756     96,721,863
                                                       ------------   -----------   ------------   ------------
    End of period....................................  $102,766,786   $92,464,333   $ 73,219,202   $ 78,117,756
                                                       ============   ===========   ============   ============

                                                               MAINSTAY VP
                                                                SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                   TOTAL RETURN--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (469,800)  $   (960,088)  $ (1,415,287)  $    (37,737)
    Net realized gain (loss) on investments..........     2,562,216      3,283,673     (2,529,041)    (6,721,714)
    Realized gain distribution received..............            --      1,083,460             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,285,969     (2,119,612)     5,941,727     16,998,498
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,378,385      1,287,433      1,997,399     10,239,047
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       497,989      1,108,204      1,022,275      2,552,720
    Policyowners' surrenders.........................    (2,861,934)    (5,137,868)   (13,552,800)   (30,123,612)
    Policyowners' annuity and death benefits.........      (154,436)      (391,002)    (1,612,051)    (3,343,692)
    Net transfers from (to) Fixed Account............       414,041        375,477       (313,817)    (1,654,552)
    Transfers between Investment Divisions...........    (2,590,877)    (2,200,900)    (5,463,310)   (19,082,381)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (4,948,545)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (4,695,217)   (11,194,634)   (19,919,703)   (51,651,517)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (31,118)        19,452        (27,607)         7,119
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (1,347,950)    (9,887,749)   (17,949,911)   (41,405,351)
NET ASSETS:
    Beginning of period..............................    62,734,684     72,622,433    204,913,332    246,318,683
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 61,386,734   $ 62,734,684   $186,963,421   $204,913,332
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                     MAINSTAY VP                   MAINSTAY VP
              CORE--                       GROWTH--                   MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (567,822)  $   (579,632)  $   (806,502)  $ (1,335,213)  $ (1,123,700)  $ (1,083,771)  $ (3,888,477)  $ (1,800,239)
       2,540,439      3,838,379      4,366,161      5,270,285      3,891,014      6,026,905       (905,654)    (1,010,294)
              --      7,002,952             --         46,664             --      7,012,295             --             --
       1,412,122     (1,167,102)     2,540,115      9,254,799      3,583,332     (5,750,830)    15,666,151     20,347,951
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,384,739      9,094,597      6,099,774     13,236,535      6,350,646      6,204,599     10,872,020     17,537,418
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         934,214      1,268,988      1,516,777      1,864,870      1,400,110      3,226,840      3,618,730      7,188,277
      (3,542,863)    (5,401,662)    (4,510,755)    (7,285,424)    (6,823,326)   (11,828,393)   (36,072,596)   (63,609,591)
        (178,345)      (226,874)      (186,438)      (528,759)      (430,962)      (965,803)    (2,417,763)    (5,791,448)
         236,025        604,095        756,688      1,367,766        422,072      1,462,021       (175,922)    (2,485,152)
         477,602     14,535,227      2,179,734     15,974,697     (7,829,079)    17,514,850    (22,781,246)   (27,840,457)
              --     (4,959,503)            --     (5,586,771)            --     (6,187,149)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,073,367)     5,820,271       (243,994)     5,806,379    (13,261,185)     3,222,366    (57,828,797)   (92,538,371)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (26,791)        (7,245)       (56,785)        (5,325)       (44,996)        13,109        (96,909)        62,908
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,284,581     14,907,623      5,798,995     19,037,589     (6,955,535)     9,440,074    (47,053,686)   (74,938,045)
      75,056,819     60,149,196    103,591,654     84,554,065    154,200,003    144,759,929    559,398,982    634,337,027
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 76,341,400   $ 75,056,819   $109,390,649   $103,591,654   $147,244,468   $154,200,003   $512,345,296   $559,398,982
    ============   ============   ============   ============   ============   ============   ============   ============

                                             ALGER
                                           AMERICAN
            MAINSTAY VP                      SMALL                        AMSOUTH                       AMSOUTH
              VALUE--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,725,885)  $   (699,672)  $   (650,203)  $ (1,106,301)  $         --   $     (7,688)  $         --   $    175,681
       4,816,142        284,044      2,653,127      3,515,015             --        455,319             --         58,645
              --             --             --             --             --             --             --             --
       9,970,834     11,731,742      5,358,260      8,459,154             --       (409,546)            --       (207,355)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      13,061,091     11,316,114      7,361,184     10,867,868             --         38,085             --         26,971
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,628,216      3,394,043        858,071        984,077             --        132,029             --           (478)
     (13,678,328)   (23,882,645)    (5,302,765)    (7,610,087)            --       (287,011)            --        (20,031)
      (1,236,688)    (2,496,604)      (232,417)      (445,682)            --        (60,327)            --        (12,167)
         152,493       (334,376)       204,495       (374,466)            --        206,152             --         57,693
      (6,857,518)    (7,636,148)     3,237,163     (1,099,152)            --     (3,020,357)            --       (804,983)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (19,991,825)   (30,955,730)    (1,235,453)    (8,545,310)            --     (3,029,514)            --       (779,966)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (65,612)        13,269        (49,748)        (8,684)            --            391             --          1,006
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (6,996,346)   (19,626,347)     6,075,983      2,313,874             --     (2,991,038)            --       (751,989)
     239,155,452    258,781,799     82,337,809     80,023,935             --      2,991,038             --        751,989
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $232,159,106   $239,155,452   $ 88,413,792   $ 82,337,809   $         --   $         --   $         --   $         --
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                                  AMSOUTH                         AMSOUTH
                                                              LARGE CAP FUND                   MID CAP FUND
                                                       -----------------------------   -----------------------------
                                                           2006            2005            2006            2005
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $          --   $     (49,413)  $          --   $      88,286
    Net realized gain (loss) on investments..........             --         398,745              --         426,560
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................             --        (465,126)             --        (434,969)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................             --        (115,794)             --          79,877
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............             --         147,893              --          16,300
    Policyowners' surrenders.........................             --        (326,496)             --        (123,822)
    Policyowners' annuity and death benefits.........             --         (92,979)             --         (64,050)
    Net transfers from (to) Fixed Account............             --         197,162              --         108,226
    Transfers between Investment Divisions...........             --      (4,267,422)             --      (1,984,053)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............             --      (4,341,842)             --      (2,047,399)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............             --             699              --             765
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............             --      (4,456,937)             --      (1,966,757)
NET ASSETS:
    Beginning of period..............................             --       4,456,937              --       1,966,757
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $          --   $          --   $          --   $          --
                                                       =============   =============   =============   =============

                                                                JANUS ASPEN                     JANUS ASPEN
                                                                  SERIES                          SERIES
                                                                BALANCED--                  WORLDWIDE GROWTH--
                                                           INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
                                                       -----------------------------   -----------------------------
                                                           2006            2005            2006            2005
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   1,918,136   $   4,362,367   $     750,786   $    (164,141)
    Net realized gain (loss) on investments..........     (2,875,919)     (9,965,630)    (17,322,482)    (47,461,038)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      6,838,105      38,444,038      18,029,522      55,854,111
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      5,880,322      32,840,775       1,457,826       8,228,932
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      3,167,222       6,104,824       1,703,872       2,980,888
    Policyowners' surrenders.........................    (35,890,492)    (57,130,712)    (13,160,737)    (23,957,775)
    Policyowners' annuity and death benefits.........     (3,124,359)     (6,334,256)     (1,219,217)     (2,266,780)
    Net transfers from (to) Fixed Account............       (883,562)     (3,937,485)       (287,650)     (1,415,857)
    Transfers between Investment Divisions...........    (15,804,882)    (44,943,210)    (10,028,529)    (28,747,501)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............    (52,536,073)   (106,240,839)    (22,992,261)    (53,407,025)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (76,013)        (14,360)        (29,613)         22,190
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (46,731,764)    (73,414,424)    (21,564,048)    (45,155,903)
NET ASSETS:
    Beginning of period..............................    526,275,445     599,689,869     210,541,559     255,697,462
                                                       -------------   -------------   -------------   -------------
    End of period....................................  $ 479,543,681   $ 526,275,445   $ 188,977,511   $ 210,541,559
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          DREYFUS IP                    FIDELITY(R)                   FIDELITY(R)
              CALVERT                     TECHNOLOGY                        VIP                           VIP
              SOCIAL                       GROWTH--                   CONTRAFUND(R)--               EQUITY-INCOME--
             BALANCED                   INITIAL SHARES                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (346,261)  $    149,693   $   (159,031)  $   (327,731)  $   (852,889)  $ (4,506,289)  $  2,213,813   $    540,153
          31,618       (432,943)       348,005        708,449      6,838,646      5,760,927      2,235,459     (1,035,631)
              --             --             --             --      3,976,267         72,032     11,443,234      8,362,088
         144,289      2,181,162       (981,081)      (279,258)     4,189,699     56,261,941     (6,284,914)     1,357,195
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (170,354)     1,897,912       (792,107)       101,460     14,151,723     57,588,611      9,607,592      9,223,805
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,347,365      3,073,475        220,094        342,122      3,152,900      5,131,927      1,751,663      2,701,403
      (2,694,405)    (3,805,836)      (853,613)    (1,895,663)   (26,571,661)   (39,677,875)   (14,059,645)   (24,841,947)
        (279,311)      (527,515)       (39,474)      (100,315)    (1,792,042)    (3,216,888)      (942,065)    (2,318,177)
         181,114        926,146          4,650         42,936      1,254,646          5,656        182,064       (758,111)
        (891,837)    (1,401,315)       127,218     (4,882,662)     5,081,718     21,844,670     (3,555,728)    (2,063,781)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,337,074)    (1,735,045)      (541,125)    (6,493,582)   (18,874,439)   (15,912,510)   (16,623,711)   (27,280,613)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (3,683)          (174)        (3,165)         6,563       (143,025)       (68,665)       (55,301)        17,767
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,511,111)       162,693     (1,336,397)    (6,385,559)    (4,865,741)    41,607,436     (7,071,420)   (18,039,041)
      47,745,633     47,582,940     21,298,670     27,684,229    426,101,676    384,494,240    221,889,795    239,928,836
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 45,234,522   $ 47,745,633   $ 19,962,273   $ 21,298,670   $421,235,935   $426,101,676   $214,818,375   $221,889,795
    ============   ============   ============   ============   ============   ============   ============   ============

              MFS(R)                                                      MFS(R)                   NEUBERGER BERMAN
             INVESTORS                      MFS(R)                       UTILITIES                        AMT
          TRUST SERIES--               RESEARCH SERIES--                 SERIES--                       MID-CAP
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                GROWTH--CLASS I
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (67,145)  $   (263,287)  $    (78,927)  $   (370,497)  $     58,070   $    (44,936)  $    (57,699)  $   (109,457)
         401,719       (501,825)      (831,363)    (2,884,125)       527,036        683,176        290,132        670,467
              --             --             --             --        175,515             --             --             --
        (335,996)     2,374,310        564,453      5,529,916       (390,241)        44,140        210,822        221,889
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,422)     1,609,198       (345,837)     2,275,294        370,380        682,380        443,255        782,899
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         102,386        196,926        193,287        427,047           (342)         3,363          4,970         15,804
      (1,838,394)    (2,935,120)    (2,555,634)    (3,652,448)    (1,102,279)      (447,168)      (449,958)      (930,037)
        (202,072)      (275,666)      (258,947)      (497,283)        (4,472)       (83,132)       (20,521)       (63,167)
         (74,407)      (169,638)        (5,935)      (352,831)        43,000          6,645         52,433         48,691
        (672,351)    (1,633,353)    (1,274,232)    (3,057,098)      (230,836)     1,132,778        503,194     (1,004,540)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,684,838)    (4,816,851)    (3,901,461)    (7,132,613)    (1,294,929)       612,486         90,118     (1,933,249)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (3,629)          (735)        (5,248)            33         (1,868)        (1,017)        (3,641)            25
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,689,889)    (3,208,388)    (4,252,546)    (4,857,286)      (926,417)     1,293,849        529,732     (1,150,325)
      28,895,093     32,103,481     37,689,740     42,547,026      5,239,352      3,945,503      7,017,148      8,167,473
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 26,205,204   $ 28,895,093   $ 33,437,194   $ 37,689,740   $  4,312,935   $  5,239,352   $  7,546,880   $  7,017,148
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                  ROYCE                       ROYCE                    T. ROWE PRICE
                                                MICRO-CAP                   SMALL-CAP                     EQUITY
                                                PORTFOLIO                   PORTFOLIO                INCOME PORTFOLIO
                                         ------------------------   -------------------------   ---------------------------
                                            2006        2005(a)        2006         2005(b)         2006           2005
                                         ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).......  $  (137,600)  $    1,529   $  (150,043)  $   (51,961)  $     28,040   $    280,529
    Net realized gain (loss) on
      investments......................      239,823       29,903       241,653        27,568      2,911,589      3,046,854
    Realized gain distribution
      received.........................           --       87,431            --       119,725        888,904     10,428,146
    Change in unrealized appreciation
      (depreciation) on investments....      322,243      301,006        67,994       205,383      5,700,652     (8,300,049)
                                         -----------   ----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net
        assets resulting from
        operations.....................      424,466      419,869       159,604       300,715      9,529,185      5,455,480
                                         -----------   ----------   -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from
      policyowners.....................    7,648,726    3,090,666     5,706,768     4,835,240      1,912,474      3,234,095
    Policyowners' surrenders...........     (674,631)     (71,899)     (472,012)     (139,836)   (11,926,769)   (18,779,481)
    Policyowners' annuity and death
      benefits.........................      (82,828)          --       (21,966)       (8,085)    (1,147,352)    (1,603,019)
    Net transfers from (to) Fixed
      Account..........................    1,602,552      538,556     1,237,879       755,429        241,826      1,601,514
    Transfers between Investment
      Divisions........................   15,281,778    2,720,035     4,774,834     7,065,329     (3,733,945)    20,577,880
                                         -----------   ----------   -----------   -----------   ------------   ------------
      Net contributions and
        (withdrawals)..................   23,775,597    6,277,358    11,225,503    12,508,077    (14,653,766)     5,030,989
                                         -----------   ----------   -----------   -----------   ------------   ------------
    Increase (decrease) attributable to
      New York Life Insurance and
      Annuity Corporation charges
      retained by the Separate
      Account..........................       (4,200)        (527)       (4,337)         (173)       (52,220)        22,332
                                         -----------   ----------   -----------   -----------   ------------   ------------
        Increase (decrease) in net
          assets.......................   24,195,863    6,696,700    11,380,770    12,808,619     (5,176,801)    10,508,801
NET ASSETS:
    Beginning of period................    6,696,700           --    12,808,619            --    220,870,804    210,362,003
                                         -----------   ----------   -----------   -----------   ------------   ------------
    End of period......................  $30,892,563   $6,696,700   $24,189,389   $12,808,619   $215,694,003   $220,870,804
                                         ===========   ==========   ===========   ===========   ============   ============

                                                                        VAN ECK                    VAN KAMPEN
                                                                       WORLDWIDE                  UIF EMERGING
                                                                         HARD                   MARKETS EQUITY--
                                                                        ASSETS                       CLASS I
                                                              ---------------------------   -------------------------
                                                                  2006           2005          2006          2005
                                                              -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $ (1,506,193)  $ (1,286,729)  $  (638,898)  $  (598,963)
    Net realized gain (loss) on investments.................     9,935,796      3,026,544     4,084,925       428,834
    Realized gain distribution received.....................    11,038,681             --            --            --
    Change in unrealized appreciation (depreciation) on
      investments...........................................     6,237,915     40,533,605     1,443,101    17,119,388
                                                              ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................    25,706,199     42,273,420     4,889,128    16,949,259
                                                              ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................    27,172,786     27,532,054     1,117,606       992,832
    Policyowners' surrenders................................   (11,264,457)    (6,170,999)   (4,624,937)   (4,322,313)
    Policyowners' annuity and death benefits................      (580,564)      (665,627)     (488,759)     (341,883)
    Net transfers from (to) Fixed Account...................     5,839,150      7,877,285     1,072,295       553,977
    Transfers between Investment Divisions..................    19,088,492     51,392,846     6,921,136    12,581,674
                                                              ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)...................    40,255,407     79,965,559     3,997,341     9,464,287
                                                              ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (197,785)       (89,805)      (47,462)      (23,644)
                                                              ------------   ------------   -----------   -----------
        Increase (decrease) in net assets...................    65,763,821    122,149,174     8,839,007    26,389,902
NET ASSETS:
    Beginning of period.....................................   169,938,496     47,789,322    74,680,858    48,290,956
                                                              ------------   ------------   -----------   -----------
    End of period...........................................  $235,702,317   $169,938,496   $83,519,865   $74,680,858
                                                              ============   ============   ===========   ===========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                               MAINSTAY VP                   MAINSTAY VP
                                                               BALANCED--                   BASIC VALUE--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006         2005(C)          2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (764,798)  $    139,189   $   (193,082)  $   (159,894)
    Net realized gain (loss) on investments..........       288,327         60,516        383,393        415,518
    Realized gain distribution received..............            --        307,826             --        248,847
    Change in unrealized appreciation (depreciation)
      on investments.................................     2,096,486        743,875        811,021        352,700
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,620,015      1,251,406      1,001,332        857,171
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    16,977,110     27,013,045      1,824,050      4,149,122
    Policyowners' surrenders.........................    (3,075,705)    (1,212,614)      (735,105)      (959,099)
    Policyowners' annuity and death benefits.........      (495,098)       (51,998)       (17,972)      (102,098)
    Net transfers from (to) Fixed Account............     6,228,131     10,080,984        396,057      1,343,499
    Transfers between Investment Divisions...........     9,691,880     39,900,659     (1,194,786)      (983,522)
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --      5,000,000             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    29,326,318     80,730,076        272,244      3,447,902
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (15,572)          (749)        (6,092)           760
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    30,930,761     81,980,733      1,267,484      4,305,833
NET ASSETS:
    Beginning of period..............................    81,980,733             --     24,156,208     19,850,375
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $112,911,494   $ 81,980,733   $ 25,423,692   $ 24,156,208
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                           DEVELOPING GROWTH--             FLOATING RATE--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006         2005(D)
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (172,269)  $   (239,496)  $  2,172,575   $    935,272
    Net realized gain (loss) on investments..........       468,533        191,929         (6,392)        21,515
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................       981,578      1,769,139       (746,118)      (127,369)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,277,842      1,721,572      1,420,065        829,418
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,114,513      4,012,815     25,646,631     26,320,010
    Policyowners' surrenders.........................      (501,563)      (643,530)    (4,368,022)    (1,146,772)
    Policyowners' annuity and death benefits.........       (17,713)       (58,254)      (834,105)       (41,230)
    Net transfers from (to) Fixed Account............       357,122        712,355     10,735,796      7,173,211
    Transfers between Investment Divisions...........     1,014,670       (817,964)    30,538,845     22,239,455
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --     22,500,000
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     3,967,029      3,205,422     61,719,145     77,044,674
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (11,702)          (376)        (5,736)        (2,324)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     5,233,169      4,926,618     63,133,474     77,871,768
NET ASSETS:
    Beginning of period..............................    18,356,967     13,430,349     77,871,768             --
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 23,590,136   $ 18,356,967   $141,005,242   $ 77,871,768
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                               MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP           CONSERVATIVE
              BOND--                CAPITAL APPRECIATION--            COMMON STOCK--          ALLOCATION--
           SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS          SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   -------------
        2006           2005           2006           2005           2006           2005          2006(E)
    -------------------------------------------------------------------------------------------------------
    $   (608,209)  $  1,308,586   $   (403,781)  $   (718,671)  $   (344,104)  $   (211,405)  $    (59,577)
        (355,992)      (222,185)       599,421        587,753        442,674        455,560        (12,421)
              --             --             --             --             --        493,112             --
        (319,215)      (861,807)    (1,032,247)     3,242,014        749,194      1,488,272        (99,333)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,283,416)       224,594       (836,607)     3,111,096        847,764      2,225,539       (171,331)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,492,814     20,677,920      3,292,201      9,222,902      4,122,096      8,746,610      8,024,461
      (2,002,308)    (3,051,666)    (1,330,866)    (2,266,097)      (855,596)    (1,383,666)      (396,246)
        (257,447)      (443,548)       (46,973)      (213,149)      (107,731)       (59,276)            --
       1,871,486      5,064,033        584,164      1,807,299        988,943      2,215,010      1,400,565
      (2,251,003)      (495,886)    (2,255,997)    (3,504,257)      (751,695)      (674,975)    13,419,052
              --             --             --             --             --             --        250,000
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,853,542     21,750,853        242,529      5,046,698      3,396,017      8,843,703     22,697,832
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,435         (2,494)        (7,100)         2,222         (9,022)         1,282            (51)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,572,561     21,972,953       (601,178)     8,160,016      4,234,759     11,070,524     22,526,450
      76,355,173     54,382,220     51,499,907     43,339,891     41,598,072     30,527,548             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 78,927,734   $ 76,355,173   $ 50,898,729   $ 51,499,907   $ 45,832,831   $ 41,598,072   $ 22,526,450
    ============   ============   ============   ============   ============   ============   ============


             MAINSTAY VP
            CONVERTIBLE--
            SERVICE CLASS
     ---------------------------
         2006           2005
     ---------------------------
     $   (691,049)  $    (47,352)
          530,107        719,997
               --             --
        2,450,186      3,107,701
     ------------   ------------
        2,289,244      3,780,346
     ------------   ------------
        7,888,331     14,819,794
       (1,832,757)    (3,036,382)
         (242,644)      (531,969)
        2,000,403      5,511,448
       (1,365,355)    (4,754,399)
               --             --
     ------------   ------------
        6,447,978     12,008,492
     ------------   ------------
          (22,842)        (5,538)
     ------------   ------------
        8,714,380     15,783,300
       83,495,473     67,712,173
     ------------   ------------
     $ 92,209,853   $ 83,495,473
     ============   ============

                                   MAINSTAY VP            MAINSTAY VP
            MAINSTAY VP              GROWTH               HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--           ALLOCATION--         CORPORATE BOND--              INCOME & GROWTH--
           SERVICE CLASS          SERVICE CLASS          SERVICE CLASS                 SERVICE CLASS
    ---------------------------   -------------   ---------------------------   ---------------------------
        2006           2005          2006(E)          2006           2005           2006           2005
    -------------------------------------------------------------------------------------------------------
    $   (396,502)  $    833,013   $    (53,370)   $ (2,783,072)  $ 15,316,330   $   (226,585)  $    (81,492)
        (206,397)      (107,403)        (2,737)        446,399      1,655,692        287,389        315,870
              --             --             --              --             --             --             --
        (128,755)      (518,091)      (287,500)     10,613,793    (12,821,049)       404,799        556,727
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
        (731,654)       207,519       (343,607)      8,277,120      4,150,973        465,603        791,105
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
       4,840,253     13,346,884      7,139,914      35,908,299    105,292,069      2,700,478      7,218,166
      (1,506,135)    (2,177,410)       (22,792)     (9,785,591)   (13,390,923)      (742,797)    (1,126,645)
        (264,765)      (282,116)            --      (1,760,022)    (2,288,734)      (122,891)      (128,740)
       1,067,478      4,616,652      1,109,730       8,257,301     22,835,470        685,506      3,219,377
        (351,616)    (1,924,506)    10,252,716     (23,221,997)   (20,282,240)      (671,541)       636,212
              --             --        250,000              --             --             --             --
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
       3,785,215     13,579,504     18,729,568       9,397,990     92,165,642      1,848,755      9,818,370
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
           1,211         (2,008)           (13)        (32,876)       (11,440)        (5,976)         2,088
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
       3,054,772     13,785,015     18,385,948      17,642,234     96,305,175      2,308,382     10,611,563
      49,506,062     35,721,047             --     350,117,797    253,812,622     27,325,657     16,714,094
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
    $ 52,560,834   $ 49,506,062   $ 18,385,948    $367,760,031   $350,117,797   $ 29,634,039   $ 27,325,657
    ============   ============   ============    ============   ============   ============   ============


             MAINSTAY VP
       INTERNATIONAL EQUITY--
            SERVICE CLASS
     ---------------------------
         2006           2005
     ---------------------------
     $   (791,133)  $    262,586
          645,289        609,956
               --      3,389,246
        9,057,578        196,131
     ------------   ------------
        8,911,734      4,457,919
     ------------   ------------
       15,302,957     27,433,954
       (1,892,074)    (2,052,895)
         (109,951)      (475,687)
        2,973,845      6,842,420
        3,315,528      4,093,676
               --             --
     ------------   ------------
       19,590,305     35,841,468
     ------------   ------------
          (40,555)        (1,709)
     ------------   ------------
       28,461,484     40,297,678
       85,067,273     44,769,595
     ------------   ------------
     $113,528,757   $ 85,067,273
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                               MAINSTAY VP                   MAINSTAY VP
                                                           LARGE CAP GROWTH--              MID CAP CORE--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (180,596)  $   (259,957)  $   (660,521)  $   (579,976)
    Net realized gain (loss) on investments..........        72,144         29,691        836,999        824,024
    Realized gain distribution received..............            --             --             --      6,927,919
    Change in unrealized appreciation (depreciation)
      on investments.................................      (311,075)       727,614      2,870,914        195,435
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      (419,527)       497,348      3,047,392      7,367,402
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     4,591,942      3,987,436     11,485,695     20,930,769
    Policyowners' surrenders.........................      (442,055)      (779,103)    (1,705,294)    (2,059,284)
    Policyowners' annuity and death benefits.........       (39,241)      (160,302)      (170,471)      (688,829)
    Net transfers from (to) Fixed Account............     1,075,713      1,058,069      2,620,218      5,105,394
    Transfers between Investment Divisions...........     1,187,053     (1,576,678)       449,812      6,048,873
    Contribution (Withdrawals) of Seed Money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     6,373,412      2,529,422     12,679,960     29,336,923
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (3,844)         2,749        (27,912)        (8,082)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     5,950,041      3,029,519     15,699,440     36,696,243
NET ASSETS:
    Beginning of period..............................    19,540,246     16,510,727     74,261,803     37,565,560
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 25,490,287   $ 19,540,246   $ 89,961,243   $ 74,261,803
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                           SMALL CAP GROWTH--              TOTAL RETURN--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (552,965)  $   (897,571)  $   (345,905)  $    (33,378)
    Net realized gain (loss) on investments..........       976,431        576,844        290,203        352,738
    Realized gain distribution received..............            --      1,166,930             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     3,106,763        771,281        320,540      1,529,908
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,530,229      1,617,484        264,838      1,849,268
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     5,422,686     16,593,575      3,583,374      8,878,845
    Policyowners' surrenders.........................    (1,407,370)    (2,068,567)      (980,199)    (1,821,281)
    Policyowners' annuity and death benefits.........       (75,936)      (364,896)      (136,858)      (122,041)
    Net transfers from (to) Fixed Account............     1,529,851      3,394,355        522,312      2,334,240
    Transfers between Investment Divisions...........    (4,256,229)    (1,230,278)    (1,100,410)    (2,428,851)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     1,213,002     16,324,189      1,888,219      6,840,912
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (34,609)        13,980         (6,054)           345
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,708,622     17,955,653      2,147,003      8,690,525
NET ASSETS:
    Beginning of period..............................    67,275,485     49,319,832     42,894,840     34,204,315
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 71,984,107   $ 67,275,485   $ 45,041,843   $ 42,894,840
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(e) For the period February 13, 2006 (Commencements of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                               MAINSTAY VP
                                                                MAINSTAY VP      MODERATE
                                                                  MODERATE        GROWTH
            MAINSTAY VP                   MAINSTAY VP           ALLOCATION--   ALLOCATION--           MAINSTAY VP
         MID CAP GROWTH--               MID CAP VALUE--           SERVICE        SERVICE            S&P 500 INDEX--
           SERVICE CLASS                 SERVICE CLASS             CLASS          CLASS              SERVICE CLASS
    ---------------------------   ---------------------------   ------------   ------------   ---------------------------
        2006           2005           2006           2005         2006(e)        2006(e)          2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (970,906)  $ (1,291,205)  $ (1,056,801)  $   (879,800)  $  (152,026)   $  (132,492)   $ (1,495,841)  $   (591,887)
       1,566,561      1,478,297      1,131,561      1,303,889      (451,612)        (2,118)      1,532,116      1,180,491
              --         49,674             --      5,776,211            --             --              --             --
       5,734,405     12,066,986      4,864,523     (1,999,269)     (292,207)      (513,554)      2,913,255      4,864,030
    ------------   ------------   ------------   ------------   -----------    -----------    ------------   ------------
       6,330,060     12,303,752      4,939,283      4,201,031      (895,845)      (648,164)      2,949,530      5,452,634
    ------------   ------------   ------------   ------------   -----------    -----------    ------------   ------------
      15,245,871     29,662,492     13,333,299     40,062,950    19,508,586     21,197,547      16,578,774     44,159,025
      (2,823,796)    (3,136,101)    (2,688,078)    (3,835,441)     (511,678)      (512,873)     (4,130,593)    (5,910,120)
         (85,017)      (327,561)      (313,125)      (381,359)       (7,963)            --        (462,456)      (782,201)
       3,167,867      5,408,415      3,383,632     11,498,158     2,914,639      1,948,803       3,612,392     12,064,774
       1,786,158      5,234,721     (5,398,293)     3,667,262    21,421,147     23,238,143      (6,390,821)    (4,203,026)
              --             --             --             --       250,000        250,000              --             --
    ------------   ------------   ------------   ------------   -----------    -----------    ------------   ------------
      17,291,083     36,841,966      8,317,435     51,011,570    43,574,731     46,121,620       9,207,296     45,328,452
    ------------   ------------   ------------   ------------   -----------    -----------    ------------   ------------
         (64,193)        (8,924)       (38,425)         6,653          (325)           (51)        (33,234)        10,467
    ------------   ------------   ------------   ------------   -----------    -----------    ------------   ------------
      23,556,950     49,136,794     13,218,293     55,219,254    42,678,561     45,473,405      12,123,592     50,791,553
     109,923,122     60,786,328    126,700,950     71,481,696            --             --     183,606,166    132,814,613
    ------------   ------------   ------------   ------------   -----------    -----------    ------------   ------------
    $133,480,072   $109,923,122   $139,919,243   $126,700,950   $42,678,561    $45,473,405    $195,729,758   $183,606,166
    ============   ============   ============   ============   ===========    ===========    ============   ============

                                                                      COLUMBIA SMALL
            MAINSTAY VP              ALGER AMERICAN SMALL             CAP VALUE FUND,            DREYFUS IP TECHNOLOGY
              VALUE--                  CAPITALIZATION--              VARIABLE SERIES--                 GROWTH--
           SERVICE CLASS                CLASS S SHARES                    CLASS B                   SERVICE SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (592,090)  $   (213,919)  $   (329,686)  $   (361,432)  $   (242,228)  $   (163,431)  $   (179,485)  $   (301,167)
         665,552        620,648        554,084        408,732        285,220         14,030         87,551         21,054
              --             --             --             --             --         30,073             --             --
       3,673,879      2,289,382      2,597,354      3,567,754      1,592,311      1,058,486       (850,285)       779,153
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,747,341      2,696,111      2,821,752      3,615,054      1,635,303        939,158       (942,219)       499,040
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,251,931     15,172,383      9,112,471      8,942,206      7,265,730      8,920,496      2,380,619      4,545,221
      (1,653,371)    (2,350,138)      (989,930)      (990,842)      (717,873)      (329,847)      (632,321)      (992,000)
        (202,329)      (270,747)       (34,647)       (38,847)       (94,382)       (23,212)      (116,335)       (48,211)
       1,617,073      3,803,296      1,093,978      1,679,703      1,815,174      1,952,669        388,717        970,095
        (837,392)        91,286      3,375,842      1,114,522      7,795,175      8,661,121       (522,256)    (2,261,557)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,175,912     16,446,080     12,557,714     10,706,742     16,063,824     19,181,227      1,498,424      2,213,548
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (20,385)         2,085        (20,970)        (4,299)       (12,055)        (1,498)        (3,075)         3,777
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,902,868     19,144,276     15,358,496     14,317,497     17,687,072     20,118,887        553,130      2,716,365
      69,730,490     50,586,214     32,614,471     18,296,974     21,667,889      1,549,002     22,165,565     19,449,200
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 80,633,358   $ 69,730,490   $ 47,972,967   $ 32,614,471   $ 39,354,961   $ 21,667,889   $ 22,718,695   $ 22,165,565
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                             FIDELITY(R) VIP               FIDELITY(R) VIP
                                                             CONTRAFUND(R)--               EQUITY-INCOME--
                                                             SERVICE CLASS 2               SERVICE CLASS 2
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (837,179)  $ (1,789,681)  $    788,524   $   (300,882)
    Net realized gain (loss) on investments..........       865,089        805,339        527,777        680,571
    Realized gain distribution received..............     1,712,352         17,578      5,772,241      2,625,478
    Change in unrealized appreciation (depreciation)
      on investments.................................     3,459,812     20,024,706     (2,588,756)     1,271,030
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     5,200,074     19,057,942      4,499,786      4,276,197
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    35,446,512     50,357,609     14,065,049     28,787,807
    Policyowners' surrenders.........................    (3,655,140)    (4,079,261)    (2,831,680)    (3,389,737)
    Policyowners' annuity and death benefits.........      (321,291)      (693,129)      (437,258)      (441,233)
    Net transfers from (to) Fixed Account............     7,508,501     12,356,894      2,137,241      8,175,528
    Transfers between Investment Divisions...........     3,585,121      8,543,713       (641,191)      (354,091)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    42,563,703     66,485,826     12,292,161     32,778,274
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (62,176)       (28,651)       (28,303)         1,936
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    47,701,601     85,515,117     16,763,644     37,056,407
NET ASSETS:
    Beginning of period..............................   171,919,922     86,404,805    106,213,164     69,156,757
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $219,621,523   $171,919,922   $122,976,808   $106,213,164
                                                       ============   ============   ============   ============

                                                                 MFS(R)                        MFS(R)
                                                            RESEARCH SERIES--            UTILITIES SERIES--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (35,989)  $    (77,808)  $  2,687,397   $ (1,240,809)
    Net realized gain (loss) on investments..........       113,526        189,516      4,409,456      1,345,942
    Realized gain distribution received..............            --             --      8,728,554             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (199,839)       307,341       (971,346)    15,148,472
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      (122,302)       419,049     14,854,061     15,253,605
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       618,823      1,998,126     28,088,791     50,779,985
    Policyowners' surrenders.........................      (137,962)      (252,805)    (6,773,253)    (5,952,786)
    Policyowners' annuity and death benefits.........       (36,870)       (17,585)      (704,390)      (405,223)
    Net transfers from (to) Fixed Account............       172,689        458,324      7,450,525     14,126,974
    Transfers between Investment Divisions...........      (104,100)      (115,428)    (4,285,153)    72,684,839
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       512,580      2,070,632     23,776,520    131,233,789
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (1,046)          (360)       (73,890)       (24,394)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       389,232      2,489,321     38,556,691    146,463,000
NET ASSETS:
    Beginning of period..............................     7,521,499      5,032,178    186,377,766     39,914,766
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $  7,910,731   $  7,521,499   $224,934,457   $186,377,766
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

          FIDELITY(R) VIP             JANUS ASPEN SERIES            JANUS ASPEN SERIES             MFS(R) INVESTORS
             MID CAP--                    BALANCED--                WORLDWIDE GROWTH--              TRUST SERIES--
          SERVICE CLASS 2               SERVICE SHARES                SERVICE SHARES                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,007,319)  $ (1,699,382)  $    222,210   $    493,852   $     76,725   $    (57,270)  $    (33,625)  $    (55,639)
       1,814,817      1,767,744        616,938        964,368        266,630        268,527        219,197         97,073
      19,509,812      1,421,216             --             --             --             --             --             --
     (11,681,841)    17,696,876       (206,771)     3,401,174       (279,045)       817,774       (270,180)       231,446
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,635,469     19,186,454        632,377      4,859,394         64,310      1,029,031        (84,608)       272,880
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      17,153,727     28,868,064      7,251,495     18,494,217      2,258,187      5,609,822        603,824      1,418,895
      (4,820,454)    (5,769,740)    (2,117,875)    (3,402,173)      (662,987)    (1,142,893)      (105,973)      (311,090)
        (416,542)      (662,133)      (582,543)    (1,069,747)       (10,018)      (259,249)            --         (5,043)
       3,673,094      8,167,408      1,856,118      5,685,563        358,980      1,265,928        162,732        373,941
       4,266,623     26,584,995     (1,219,742)    (3,935,060)      (991,428)      (999,603)       (62,130)        74,354
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      19,856,448     57,188,594      5,187,453     15,772,800        952,734      4,474,005        598,453      1,551,057
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (73,379)       (29,927)       (12,821)        (4,496)        (3,711)         1,214           (679)          (352)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      28,418,538     76,345,121      5,807,009     20,627,698      1,013,333      5,504,250        513,166      1,823,585
     150,496,726     74,151,605     85,681,748     65,054,050     25,827,848     20,323,598      5,446,346      3,622,761
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $178,915,264   $150,496,726   $ 91,488,757   $ 85,681,748   $ 26,841,181   $ 25,827,848   $  5,959,512   $  5,446,346
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                      VAN KAMPEN UIF                  VICTORY VIF
       NEUBERGER BERMAN AMT              T. ROWE PRICE                   EMERGING                     DIVERSIFIED
         MID-CAP GROWTH--                EQUITY INCOME               MARKETS EQUITY--                   STOCK--
              CLASS S                    PORTFOLIO--II                   CLASS II                   CLASS A SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (115,679)  $   (127,552)  $   (208,931)  $   (112,074)  $   (430,592)  $   (279,523)  $    (99,198)  $   (160,201)
         347,113        194,210        165,352         (3,860)     1,289,779        472,396        300,342        114,858
              --             --        601,080      6,095,020             --             --        584,094             --
         401,147      1,031,216      5,081,000     (2,958,572)     1,069,669      7,406,751       (697,387)     1,027,657
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         632,581      1,097,874      5,638,501      3,020,514      1,928,856      7,599,624         87,851        982,314
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,475,340      2,931,211     17,426,819     42,104,279     13,833,267     13,259,666      1,665,847      3,506,384
        (388,441)      (386,653)    (3,266,959)    (4,028,106)    (1,100,682)      (941,566)      (540,083)      (496,951)
              --        (51,635)      (483,497)      (636,088)       (20,080)       (80,289)       (24,673)        (9,355)
         306,498        612,913      4,093,735     11,547,871      1,811,412      1,955,206        674,971      1,589,358
       3,126,751      1,432,364     (1,074,996)     5,878,403      5,366,300      4,328,730      1,179,042      4,884,430
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,520,148      4,538,200     16,695,102     54,866,359     19,890,217     18,521,747      2,955,104      9,473,866
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (5,973)          (832)       (34,063)         8,167        (26,666)       (11,874)        (3,406)        (1,089)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,146,756      5,635,242     22,299,540     57,895,040     21,792,407     26,109,497      3,039,549     10,455,091
      11,419,319      5,784,077    137,464,868     79,569,828     40,333,336     14,223,839     16,310,560      5,855,469
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 17,566,075   $ 11,419,319   $159,764,408   $137,464,868   $ 62,125,743   $ 40,333,336   $ 19,350,109   $ 16,310,560
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC became an interim sub-adviser, having replaced The Dreyfus Corporation.

  The MainStay VP Cash Management, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Conservative Allocation - Service Class, MainStay VP Floating Rate - Service Class, MainStay VP Growth Allocation - Service Class, MainStay VP Moderate Allocation - Service Class, MainStay VP Moderate Growth Allocation - Service Class, Columbia Small Cap Value Fund, Variable Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class(1)
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(2)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Columbia Small Cap Value Fund, Variable Series--Class B(3)
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth--Initial Class

  (2) Formerly MainStay VP Growth--Service Class

  (3) Formerly Colonial Small Cap Value Fund, Variable Series--Class B

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2006, the investments of the Separate Account are as follows:


                                                                                       MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                  BASIC VALUE--        BOND--        APPRECIATION--         CASH
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                 ---------------------------------------------------------------------
Number of shares...............................        3,880            13,905            11,896           201,762
Identified cost................................     $ 38,258          $189,621          $335,683          $201,759


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    LARGE CAP          MID CAP           MID CAP           MID CAP
                                                    GROWTH--           CORE--           GROWTH--           VALUE--
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................        6,359             5,306             7,573            11,446
Identified cost................................     $ 85,084          $ 61,513          $ 75,899          $118,510

  Investment activity for the six months ended June 30, 2006, was as follows:


                                                                                       MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                  BASIC VALUE--        BOND--        APPRECIATION--         CASH
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                 ---------------------------------------------------------------------
Purchases......................................     $    589          $  1,054          $    892          $ 90,989
Proceeds from sales............................        4,771            23,837            37,805            66,233


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    LARGE CAP          MID CAP           MID CAP           MID CAP
                                                    GROWTH--           CORE--           GROWTH--           VALUE--
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $  1,978          $  4,207          $  7,480          $  1,614
Proceeds from sales............................        6,905             6,873             8,572            15,909

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &        INTERNATIONAL
        STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
         11,478            15,037             2,305            13,107            61,709             4,108             6,469
       $254,889          $156,929          $ 19,618          $144,389          $551,205          $ 43,561          $ 80,748


      MAINSTAY VP       MAINSTAY VP                                              ALGER                             DREYFUS IP
        S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL        CALVERT         TECHNOLOGY
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--       SOCIAL           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       BALANCED       INITIAL SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         19,857             5,210            10,573            12,696              3,411            23,319             2,284
       $513,134          $ 46,666          $198,620          $190,147           $ 56,387          $ 42,629          $ 19,644

                                                                              MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &        INTERNATIONAL
        STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $    668          $  1,765          $  4,243          $  2,840          $  2,387          $    902          $  8,782
         29,695            16,928             3,388            21,870            94,902             6,059             8,308


      MAINSTAY VP       MAINSTAY VP                                              ALGER                             DREYFUS IP
        S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL        CALVERT         TECHNOLOGY
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--       SOCIAL           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       BALANCED       INITIAL SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  2,680          $  1,887          $    787          $  2,270           $  5,431          $  2,317          $  1,958
         64,676             7,069            22,370            23,922              7,312             4,967             2,689

--------------------------------------------------------------------------------

                                                                                                         JANUS ASPEN
                                                                     FIDELITY(R)       JANUS ASPEN         SERIES
                                                   FIDELITY(R)           VIP             SERIES           WORLDWIDE
                                                       VIP             EQUITY-         BALANCED--         GROWTH--
                                                 CONTRAFUND(R)--      INCOME--        INSTITUTIONAL     INSTITUTIONAL
                                                  INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                                                 ---------------------------------------------------------------------
Number of shares...............................       13,294             8,645            18,606             6,787
Identified cost................................     $317,776          $193,175          $445,198          $256,975

                                                                     VAN KAMPEN
                                                                    UIF EMERGING
                                                     VAN ECK           MARKETS
                                                    WORLDWIDE         EQUITY--
                                                   HARD ASSETS         CLASS I
                                                 ---------------------------------
Number of shares...............................        7,756             5,264
Identified cost................................     $179,259          $ 54,140

                                                                                                         JANUS ASPEN
                                                                     FIDELITY(R)       JANUS ASPEN         SERIES
                                                   FIDELITY(R)           VIP             SERIES           WORLDWIDE
                                                       VIP             EQUITY-         BALANCED--         GROWTH--
                                                 CONTRAFUND(R)--      INCOME--        INSTITUTIONAL     INSTITUTIONAL
                                                  INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 13,452          $ 17,104          $  7,126          $  3,751
Proceeds from sales............................       29,050            20,026            57,888            26,032

                                                                     VAN KAMPEN
                                                                    UIF EMERGING
                                                     VAN ECK           MARKETS
                                                    WORLDWIDE         EQUITY--
                                                   HARD ASSETS         CLASS I
                                                 ---------------------------------
Purchases......................................     $ 66,779          $ 13,179
Proceeds from sales............................       16,963             9,745

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                             NEUBERGER
        MFS(R)                                                BERMAN
       INVESTORS          MFS(R)            MFS(R)              AMT                                              T. ROWE PRICE
         TRUST           RESEARCH          UTILITIES          MID-CAP            ROYCE             ROYCE            EQUITY
       SERIES--          SERIES--          SERIES--          GROWTH--          MICRO-CAP         SMALL-CAP          INCOME
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I          PORTFOLIO         PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
          1,362             2,068               180               349             2,205             2,393             9,584
       $ 23,775          $ 31,650          $  3,682          $  5,754          $ 30,240          $ 23,943          $186,396



                                                             NEUBERGER
        MFS(R)                                                BERMAN
       INVESTORS          MFS(R)            MFS(R)              AMT                                              T. ROWE PRICE
         TRUST           RESEARCH          UTILITIES          MID-CAP            ROYCE             ROYCE            EQUITY
       SERIES--          SERIES--          SERIES--          GROWTH--          MICRO-CAP         SMALL-CAP          INCOME
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I          PORTFOLIO         PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
       $  1,935          $    610          $    765          $    861          $ 25,344          $ 13,765          $  5,885
          4,698             4,602             1,814               832             1,788             2,672            19,266



--------------------------------------------------------------------------------


                                                                                                         MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                   BALANCED--       BASIC VALUE--        BOND--        APPRECIATION--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................       10,550             2,099             6,088             2,222
Identified cost................................     $110,394          $ 22,667          $ 82,185          $ 46,477

                                                   MAINSTAY VP
                                                   HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    CORPORATE         INCOME &        INTERNATIONAL       LARGE CAP
                                                     BOND--           GROWTH--          EQUITY--          GROWTH--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................       37,404             2,450             7,165             2,223
Identified cost................................     $367,400          $ 27,440          $ 98,902          $ 24,865


                                                                                                         MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                   BALANCED--       BASIC VALUE--        BOND--        APPRECIATION--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 33,850          $  2,416          $  7,953          $  3,479
Proceeds from sales............................        4,826             2,262             4,556             3,626

                                                   MAINSTAY VP
                                                   HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    CORPORATE         INCOME &        INTERNATIONAL       LARGE CAP
                                                     BOND--           GROWTH--          EQUITY--          GROWTH--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 28,508          $  3,330          $ 21,244          $  7,302
Proceeds from sales............................       21,870             1,668             2,371             1,084

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP
        COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP         GROWTH
        STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,074             2,257             7,576             2,158            14,255             5,053             1,826
       $ 40,948          $ 22,702          $ 83,907          $ 19,979          $141,274          $ 54,312          $ 18,635

                                                                              MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
        CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          6,279             9,306            10,902             4,248             4,492             7,615             6,157
       $ 82,143          $106,082          $129,031          $ 42,901          $ 45,889          $177,965          $ 63,474


      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP
        COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP         GROWTH
        STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  5,106          $ 23,972          $  9,518          $  5,948          $ 72,070          $  7,200          $ 18,883
          1,982             1,258             3,719             2,147             7,799             3,748               245

                                                                              MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
        CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 15,350          $ 20,777          $ 12,290          $ 68,087          $ 47,665          $ 15,602          $  5,873
          3,184             4,292             5,095            24,734             1,774             7,797             5,155

--------------------------------------------------------------------------------

                                                                                                           COLUMBIA
                                                                                                           SMALL CAP
                                                                                          ALGER           VALUE FUND,
                                                   MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL       VARIABLE
                                                 TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--
                                                  SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
                                                 ----------------------------------------------------------------------
Number of shares...............................        2,556             4,421              1,864             2,027
Identified cost................................     $ 41,933          $ 70,480           $ 39,738          $ 36,754

                                                                                        NEUBERGER
                                                                                         BERMAN
                                                     MFS(R)            MFS(R)              AMT
                                                    RESEARCH          UTILITIES          MID-CAP        T. ROWE PRICE
                                                    SERIES--          SERIES--          GROWTH--        EQUITY INCOME
                                                  SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                                                 ---------------------------------------------------------------------
Number of shares...............................          491             9,407               820             7,095
Identified cost................................     $  7,212          $207,473          $ 15,566          $151,006

                                                                                                           COLUMBIA
                                                                                                           SMALL CAP
                                                                                          ALGER           VALUE FUND,
                                                   MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL       VARIABLE
                                                 TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--
                                                  SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
                                                 ----------------------------------------------------------------------
Purchases......................................     $  4,008          $  9,518           $ 13,907          $ 18,037
Proceeds from sales............................        2,453             2,869              1,728             2,152

                                                                                        NEUBERGER
                                                                                         BERMAN
                                                     MFS(R)            MFS(R)              AMT
                                                    RESEARCH          UTILITIES          MID-CAP        T. ROWE PRICE
                                                    SERIES--          SERIES--          GROWTH--        EQUITY INCOME
                                                  SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                                                 ---------------------------------------------------------------------
Purchases......................................     $    996          $ 52,571          $  6,665          $ 20,949
Proceeds from sales............................          519            17,512             1,262             3,674

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          FIDELITY(R)                                           JANUS ASPEN         MFS(R)
      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN         SERIES           INVESTORS
      TECHNOLOGY            VIP             EQUITY-             VIP             SERIES           WORLDWIDE           TRUST
       GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,637             6,997             5,001             5,526             3,430               971               311
       $ 22,330          $186,681          $117,925          $163,183          $ 84,706          $ 25,212          $  5,648

      VAN KAMPEN          VICTORY
     UIF EMERGING           VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
          3,916             1,654
       $ 51,758          $ 18,751

                                          FIDELITY(R)                                           JANUS ASPEN         MFS(R)
      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN         SERIES           INVESTORS
      TECHNOLOGY            VIP             EQUITY-             VIP             SERIES           WORLDWIDE           TRUST
       GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  3,263          $ 46,459          $ 22,263          $ 45,893          $  9,447          $  2,774          $  2,416
          1,903             2,747             3,329             7,417             3,972             1,765             1,851

      VAN KAMPEN          VICTORY
     UIF EMERGING           VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
       $ 22,916          $  5,372
          3,424             1,934

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:


                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    BASIC VALUE--                       BOND--
                                                                    INITIAL CLASS                    INITIAL CLASS
                                                                ---------------------           -----------------------
                                                                2006            2005             2006             2005
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................      18              41                66              138
Units Redeemed..............................................    (254)           (479)           (1,104)          (1,573)
                                                                ----            ----            ------           ------
  Net Increase (Decrease)...................................    (236)           (438)           (1,038)          (1,435)
                                                                ====            ====            ======           ======
SERIES II POLICIES
Units Issued................................................      --               1                --                6
Units Redeemed..............................................      (4)             (8)               (5)             (15)
                                                                ----            ----            ------           ------
  Net Increase (Decrease)...................................      (4)             (7)               (5)              (9)
                                                                ====            ====            ======           ======
SERIES III POLICIES
Units Issued................................................       8              14                25               25
Units Redeemed..............................................     (79)           (237)             (309)            (594)
                                                                ----            ----            ------           ------
  Net Increase (Decrease)...................................     (71)           (223)             (284)            (569)
                                                                ====            ====            ======           ======
SERIES IV POLICIES
Units Issued................................................       1               5                13               39
Units Redeemed..............................................     (11)            (17)              (99)            (157)
                                                                ----            ----            ------           ------
  Net Increase (Decrease)...................................     (10)            (12)              (86)            (118)
                                                                ====            ====            ======           ======
SERIES V POLICIES
Units Issued................................................      --              --                --                2
Units Redeemed..............................................      (2)             --                (3)              (2)
                                                                ----            ----            ------           ------
  Net Increase (Decrease)...................................      (2)             --                (3)              --
                                                                ====            ====            ======           ======
SERIES VI POLICIES
Units Issued................................................      --              --                --               --
Units Redeemed..............................................      --              --                --               --
                                                                ----            ----            ------           ------
  Net Increase (Decrease)...................................      --              --                --               --
                                                                ====            ====            ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2006       2005       2006      2005      2006     2005     2006     2005
    ---------------------------------------------------------------------------
       120        283      20,000    15,639       65      143       60      131
    (1,883)    (4,713)    (18,586)  (33,050)  (1,052)  (2,377)    (671)  (1,616)
    ------     ------     -------   -------   ------   ------   ------   ------
    (1,763)    (4,430)      1,414   (17,411)    (987)  (2,234)    (611)  (1,485)
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --       2,316     1,330       --       --        3        2
       (32)       (40)       (829)   (1,616)     (26)     (27)      (3)     (29)
    ------     ------     -------   -------   ------   ------   ------   ------
       (32)       (40)      1,487      (286)     (26)     (27)      --      (27)
    ======     ======     =======   =======   ======   ======   ======   ======
        20         55      10,831    14,676       22       40       40       49
      (381)      (807)     (2,831)  (15,902)    (282)    (600)    (183)  (1,004)
    ------     ------     -------   -------   ------   ------   ------   ------
      (361)      (752)      8,000    (1,226)    (260)    (560)    (143)    (955)
    ======     ======     =======   =======   ======   ======   ======   ======
        10         22      13,153    20,549       12       23       12       29
       (51)      (120)     (4,907)  (19,326)     (52)     (74)     (57)    (129)
    ------     ------     -------   -------   ------   ------   ------   ------
       (41)       (98)      8,246     1,223      (40)     (51)     (45)    (100)
    ======     ======     =======   =======   ======   ======   ======   ======
         1          2       1,521     1,798        3        4        1        1
        (2)        (5)       (678)   (2,011)      (3)      (6)      (2)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
        (1)        (3)        843      (213)      --       (2)      (1)      (2)
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --       4,417    12,863       --       --       --       --
        --         --      (3,271)  (14,764)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --       1,146    (1,901)      --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP
                                                                      DEVELOPING                        MAINSTAY VP
                                                                       GROWTH--                        GOVERNMENT--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2006             2005             2006             2005
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       106               26               70              152
Units Redeemed..............................................      (123)          (1,234)            (995)          (1,644)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (17)          (1,208)            (925)          (1,492)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................         1                2               --                4
Units Redeemed..............................................        (1)              (2)             (13)             (35)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --              (13)             (31)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................       130               20                8               25
Units Redeemed..............................................       (27)             (83)            (256)            (762)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       103              (63)            (248)            (737)
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................         4                5               53               23
Units Redeemed..............................................        (2)             (14)             (79)            (203)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................         2               (9)             (26)            (180)
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................        --               --               --                1
Units Redeemed..............................................        (1)              --               (8)              (7)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (1)              --               (8)              (6)
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


        MAINSTAY VP                            MAINSTAY VP
        HIGH YIELD           MAINSTAY VP      INTERNATIONAL       MAINSTAY VP
     CORPORATE BOND--     INCOME & GROWTH--     EQUITY--      LARGE CAP GROWTH--
       INITIAL CLASS        INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------   -----------------   -------------   -------------------
      2006       2005      2006      2005     2006    2005      2006       2005
    -----------------------------------------------------------------------------
        172        376       35        78      277     927         46         74
     (3,109)    (4,722)    (395)     (593)    (277)   (368)      (380)    (1,509)
     ------     ------     ----      ----     ----    ----     ------     ------
     (2,937)    (4,346)    (360)     (515)      --     559       (334)    (1,435)
     ======     ======     ====      ====     ====    ====     ======     ======
          4          8        1         1       46      16         --          2
        (27)      (191)     (16)       (2)      (3)    (14)       (10)        (9)
     ------     ------     ----      ----     ----    ----     ------     ------
        (23)      (183)     (15)       (1)      43       2        (10)        (7)
     ======     ======     ====      ====     ====    ====     ======     ======
         65        189       10        48       81     320         51         15
       (921)    (1,644)     (44)      (58)     (47)   (121)       (84)      (531)
     ------     ------     ----      ----     ----    ----     ------     ------
       (856)    (1,455)     (34)      (10)      34     199        (33)      (516)
     ======     ======     ====      ====     ====    ====     ======     ======
         28         59        5         8       30      83         15          8
       (399)      (425)      (6)      (22)     (20)    (17)        (6)       (68)
     ------     ------     ----      ----     ----    ----     ------     ------
       (371)      (366)      (1)      (14)      10      66          9        (60)
     ======     ======     ====      ====     ====    ====     ======     ======
         --          2        1         4        2       4          3          1
        (25)       (16)      (4)       --       (5)     (5)        (3)        --
     ------     ------     ----      ----     ----    ----     ------     ------
        (25)       (14)      (3)        4       (3)     (1)        --          1
     ======     ======     ====      ====     ====    ====     ======     ======
         --         --       --        --       --      --         --         --
         --         --       --        --       --      --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
         --         --       --        --       --      --         --         --
     ======     ======     ====      ====     ====    ====     ======     ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                     MAINSTAY VP
                                                                       MID CAP                         MID CAP
                                                                       CORE--                         GROWTH--
                                                                    INITIAL CLASS                   INITIAL CLASS
                                                                ---------------------           ---------------------
                                                                2006            2005            2006            2005
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................      85             904             298            1,313
Units Redeemed..............................................    (182)           (664)           (263)            (979)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................     (97)            240              35              334
                                                                ====            ====            =====           =====
SERIES II POLICIES
Units Issued................................................       7              13               1               11
Units Redeemed..............................................      (1)             (4)             (1)              (3)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................       6               9              --                8
                                                                ====            ====            =====           =====
SERIES III POLICIES
Units Issued................................................      21             241              33              242
Units Redeemed..............................................     (46)            (75)            (88)            (123)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................     (25)            166             (55)             119
                                                                ====            ====            =====           =====
SERIES IV POLICIES
Units Issued................................................       8              37              18               48
Units Redeemed..............................................     (27)            (26)            (28)             (33)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................     (19)             11             (10)              15
                                                                ====            ====            =====           =====
SERIES V POLICIES
Units Issued................................................      --              --              --               --
Units Redeemed..............................................      --              --              (1)              (4)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................      --              --              (1)              (4)
                                                                ====            ====            =====           =====
SERIES VI POLICIES
Units Issued................................................      --              --              --               --
Units Redeemed..............................................      --              --              --               --
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................      --              --              --               --
                                                                ====            ====            =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
        MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
        VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------   ---------------   -------------   ---------------
     2006     2005     2006     2005    2006    2005     2006     2005
    -------------------------------------------------------------------
        88    1,364      138      294     56     123        50      136
      (740)  (1,170)  (2,219)  (4,025)  (316)   (885)   (1,026)  (2,688)
    ------   ------   ------   ------   ----    ----    ------   ------
      (652)     194   (2,081)  (3,731)  (260)   (762)     (976)  (2,552)
    ======   ======   ======   ======   ====    ====    ======   ======
        --       29       --        8      1       4        --       --
        (9)     (39)     (42)     (39)   (19)    (13)       (5)     (30)
    ------   ------   ------   ------   ----    ----    ------   ------
        (9)     (10)     (42)     (31)   (18)     (9)       (5)     (30)
    ======   ======   ======   ======   ====    ====    ======   ======
        33      364       73      119     14      39        23        4
      (304)    (241)    (794)    (926)   (94)   (316)     (141)    (561)
    ------   ------   ------   ------   ----    ----    ------   ------
      (271)     123     (721)    (807)   (80)   (277)     (118)    (557)
    ======   ======   ======   ======   ====    ====    ======   ======
        16       46       17       48      8      15         5       18
       (71)     (77)    (127)    (157)   (67)    (64)      (28)     (81)
    ------   ------   ------   ------   ----    ----    ------   ------
       (55)     (31)    (110)    (109)   (59)    (49)      (23)     (63)
    ======   ======   ======   ======   ====    ====    ======   ======
         1        2        1        2     --      --        --        2
        (5)     (13)      (1)      (8)    (2)     (4)      (15)      (7)
    ------   ------   ------   ------   ----    ----    ------   ------
        (4)     (11)      --       (6)    (2)     (4)      (15)      (5)
    ======   ======   ======   ======   ====    ====    ======   ======
        --       --       --       --     --      --        --       --
        --       --       --       --     --      --        --       --
    ------   ------   ------   ------   ----    ----    ------   ------
        --       --       --       --     --      --        --       --
    ======   ======   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                   MAINSTAY VP                         ALGER AMERICAN
                                                                     VALUE--                       SMALL CAPITALIZATION--
                                                                  INITIAL CLASS                        CLASS O SHARES
                                                            -------------------------              -----------------------
                                                            2006                2005               2006               2005
                                                            -------------------------------------------------------
SERIES I POLICIES
Units Issued............................................      64                  153               220                 89
Units Redeemed..........................................    (828)              (1,604)             (390)              (811)
                                                            ----               ------              ----               ----
  Net Increase (Decrease)...............................    (764)              (1,451)             (170)              (722)
                                                            ====               ======              ====               ====
SERIES II POLICIES
Units Issued............................................      --                    1                 4                  2
Units Redeemed..........................................     (19)                 (11)               (2)               (12)
                                                            ----               ------              ----               ----
  Net Increase (Decrease)...............................     (19)                 (10)                2                (10)
                                                            ====               ======              ====               ====
SERIES III POLICIES
Units Issued............................................      26                  217               140                 10
Units Redeemed..........................................    (219)                (236)              (70)              (249)
                                                            ----               ------              ----               ----
  Net Increase (Decrease)...............................    (193)                 (19)               70               (239)
                                                            ====               ======              ====               ====
SERIES IV POLICIES
Units Issued............................................      16                   30                12                 31
Units Redeemed..........................................     (59)                (119)               (4)               (12)
                                                            ----               ------              ----               ----
  Net Increase (Decrease)...............................     (43)                 (89)                8                 19
                                                            ====               ======              ====               ====
SERIES V POLICIES
Units Issued............................................      --                   --                --                 --
Units Redeemed..........................................      (3)                  (6)               (1)                (2)
                                                            ----               ------              ----               ----
  Net Increase (Decrease)...............................      (3)                  (6)               (1)                (2)
                                                            ====               ======              ====               ====
SERIES VI POLICIES
Units Issued............................................      --                   --                --                 --
Units Redeemed..........................................      --                   --                --                 --
                                                            ----               ------              ----               ----
  Net Increase (Decrease)...............................      --                   --                --                 --
                                                            ====               ======              ====               ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2006    2005     2006    2005     2006     2005    2006    2005
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --       28       --       4       --       20      --      10
     --     (316)      --     (48)      --     (480)     --    (209)
    ----    ----     ----    ----     ----     ----    ----    ----
     --     (288)      --     (44)      --     (460)     --    (199)
    ====    ====     ====    ====     ====     ====    ====    ====
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --        7       --       1       --       16      --       3
     --      (41)      --     (13)      --      (65)     --     (23)
    ----    ----     ----    ----     ----     ----    ----    ----
     --      (34)      --     (12)      --      (49)     --     (20)
    ====    ====     ====    ====     ====     ====    ====    ====

--------------------------------------------------------------------------------



                                                                                                    DREYFUS IP
                                                                       CALVERT                      TECHNOLOGY
                                                                       SOCIAL                        GROWTH--
                                                                      BALANCED                    INITIAL SHARES
                                                                ---------------------           -------------------
                                                                2006            2005            2006           2005
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................      38              81             51              32
Units Redeemed..............................................    (164)           (229)           (73)           (545)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................    (126)           (148)           (22)           (513)
                                                                ====            ====            ====           ====
SERIES II POLICIES
Units Issued................................................       6               2             13              --
Units Redeemed..............................................      --              (3)            --              (3)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................       6              (1)            13              (3)
                                                                ====            ====            ====           ====
SERIES III POLICIES
Units Issued................................................      27              65              6              10
Units Redeemed..............................................     (97)            (83)           (43)           (247)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................     (70)            (18)           (37)           (237)
                                                                ====            ====            ====           ====
SERIES IV POLICIES
Units Issued................................................      53              90              2               8
Units Redeemed..............................................     (11)            (51)           (20)            (36)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      42              39            (18)            (28)
                                                                ====            ====            ====           ====
SERIES V POLICIES
Units Issued................................................       3              13              1               1
Units Redeemed..............................................      (5)             (9)            (1)             --
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      (2)              4             --               1
                                                                ====            ====            ====           ====
SERIES VI POLICIES
Units Issued................................................      22              67             --              --
Units Redeemed..............................................      (5)            (16)            --              --
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      17              51             --              --
                                                                ====            ====            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2006     2005    2006     2005      2006     2005     2006     2005
    ---------------------------------------------------------------------
       277      893     78       132       129      275       98      195
    (1,037)  (1,771)  (856)   (1,458)   (2,270)  (4,644)  (1,443)  (3,507)
    ------   ------   ----    ------    ------   ------   ------   ------
      (760)    (878)  (778)   (1,326)   (2,141)  (4,369)  (1,345)  (3,312)
    ======   ======   ====    ======    ======   ======   ======   ======
        27       24     13         5         4        1        8       --
       (11)     (31)    (6)      (69)      (21)     (39)     (21)     (29)
    ------   ------   ----    ------    ------   ------   ------   ------
        16       (7)     7       (64)      (17)     (38)     (13)     (29)
    ======   ======   ====    ======    ======   ======   ======   ======
       141      534     39        49        44       26       12        8
      (137)    (328)  (144)     (311)     (353)  (1,277)    (126)    (497)
    ------   ------   ----    ------    ------   ------   ------   ------
         4      206   (105)     (262)     (309)  (1,251)    (114)    (489)
    ======   ======   ====    ======    ======   ======   ======   ======
        43      165     14        29        15       39        7       15
       (33)     (55)   (26)      (48)      (99)    (264)     (30)     (70)
    ------   ------   ----    ------    ------   ------   ------   ------
        10      110    (12)      (19)      (84)    (225)     (23)     (55)
    ======   ======   ====    ======    ======   ======   ======   ======
         5       15      3        16         2        5       --       --
       (14)      (8)   (23)      (14)      (18)      (6)      (3)      (1)
    ------   ------   ----    ------    ------   ------   ------   ------
        (9)       7    (20)        2       (16)      (1)      (3)      (1)
    ======   ======   ====    ======    ======   ======   ======   ======
        --       --     --        --        --       --       --       --
        --       --     --        --        --       --       --       --
    ------   ------   ----    ------    ------   ------   ------   ------
        --       --     --        --        --       --       --       --
    ======   ======   ====    ======    ======   ======   ======   ======

--------------------------------------------------------------------------------



                                            MFS(R) INVESTORS                 MFS(R) RESEARCH                MFS(R) UTILITIES
                                             TRUST SERIES--                     SERIES--                        SERIES--
                                              INITIAL CLASS                   INITIAL CLASS                  INITIAL CLASS
                                          ---------------------           ---------------------           --------------------
                                          2006            2005            2006            2005            2006            2005
                                          ------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................      10              20              16              41              --              76
Units Redeemed........................    (220)           (459)           (344)           (596)            (88)            (23)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............    (210)           (439)           (328)           (555)            (88)             53
                                          ====            ====            ====            ====            ====            ====
SERIES II POLICIES
Units Issued..........................      --              --               1              --               1              --
Units Redeemed........................      --              (7)             (1)            (10)             --              (1)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      --              (7)             --             (10)              1              (1)
                                          ====            ====            ====            ====            ====            ====
SERIES III POLICIES
Units Issued..........................       4               3               8               1               7              26
Units Redeemed........................     (62)            (66)            (47)           (192)            (10)            (26)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............     (58)            (63)            (39)           (191)             (3)             --
                                          ====            ====            ====            ====            ====            ====
SERIES IV POLICIES
Units Issued..........................       1               4               2               1              --              --
Units Redeemed........................      (6)            (14)             (5)             (7)             --              (1)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      (5)            (10)             (3)             (6)             --              (1)
                                          ====            ====            ====            ====            ====            ====
SERIES V POLICIES
Units Issued..........................       1              --              --              --              --              --
Units Redeemed........................      (2)             (1)             (2)             --              (1)             --
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      (1)             (1)             (2)             --              (1)             --
                                          ====            ====            ====            ====            ====            ====
SERIES VI POLICIES
Units Issued..........................      --              --              --              --              --              --
Units Redeemed........................      --              --              --              --              --              --
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      --              --              --              --              --              --
                                          ====            ====            ====            ====            ====            ====

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID CAP          ROYCE            ROYCE        T. ROWE PRICE
        GROWTH--          MICRO-CAP        SMALL-CAP      EQUITY INCOME
         CLASS I          PORTFOLIO        PORTFOLIO        PORTFOLIO
    -----------------   --------------   --------------   -------------
     2006      2005     2006   2005(A)   2006   2005(B)   2006    2005
    -------------------------------------------------------------------
       29         4     665      162     401      395     110     1,318
      (23)      (98)    (35)      (3)    (19)      (8)    (892)  (1,163)
      ---       ---     ----    ----     ----    ----     ----   ------
        6       (94)    630      159     382      387     (782)     155
      ===       ===     ====    ====     ====    ====     ====   ======
       --        --      30        4      19      119      19         8
       --        (2)     (1)      --     (98)      --      (5)      (29)
      ---       ---     ----    ----     ----    ----     ----   ------
       --        (2)     29        4     (79)     119      14       (21)
      ===       ===     ====    ====     ====    ====     ====   ======
       19         3     473      136     245      226      46       434
      (12)      (95)    (12)      (3)     (5)      (5)    (216)    (247)
      ---       ---     ----    ----     ----    ----     ----   ------
        7       (92)    461      133     240      221     (170)     187
      ===       ===     ====    ====     ====    ====     ====   ======
        1        --     351      191     234      286      14       147
       (2)       (3)     (5)      (1)     (5)      (2)    (49)      (65)
      ---       ---     ----    ----     ----    ----     ----   ------
       (1)       (3)    346      190     229      284     (35)       82
      ===       ===     ====    ====     ====    ====     ====   ======
       --        --      11        7      13        6       4        10
       (2)       --      --       --      --       --     (10)       (9)
      ---       ---     ----    ----     ----    ----     ----   ------
       (2)       --      11        7      13        6      (6)        1
      ===       ===     ====    ====     ====    ====     ====   ======
       --        --     281       68     174      149      --        --
       --        --      (4)      --     (12)      (1)     --        --
      ---       ---     ----    ----     ----    ----     ----   ------
       --        --     277       68     162      148      --        --
      ===       ===     ====    ====     ====    ====     ====   ======

--------------------------------------------------------------------------------


                                                                                                        VAN KAMPEN
                                                                                                            UIF
                                                                        VAN ECK                          EMERGING
                                                                       WORLDWIDE                     MARKETS EQUITY--
                                                                      HARD ASSETS                         CLASS I
                                                                -----------------------           -----------------------
                                                                2006             2005             2006             2005
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................     613             1,746             312              605
Units Redeemed..............................................    (267)             (177)           (216)            (303)
                                                                ----             -----            ----             ----
  Net Increase (Decrease)...................................     346             1,569              96              302
                                                                ====             =====            ====             ====
SERIES II POLICIES
Units Issued................................................      48                41               6               31
Units Redeemed..............................................      (3)               (4)             (2)              (2)
                                                                ----             -----            ----             ----
  Net Increase (Decrease)...................................      45                37               4               29
                                                                ====             =====            ====             ====
SERIES III POLICIES
Units Issued................................................     484             1,355             166              352
Units Redeemed..............................................    (134)             (116)            (61)             (42)
                                                                ----             -----            ----             ----
  Net Increase (Decrease)...................................     350             1,239             105              310
                                                                ====             =====            ====             ====
SERIES IV POLICIES
Units Issued................................................     443               791               8               68
Units Redeemed..............................................     (29)              (29)            (12)              (4)
                                                                ----             -----            ----             ----
  Net Increase (Decrease)...................................     414               762              (4)              64
                                                                ====             =====            ====             ====
SERIES V POLICIES
Units Issued................................................      21                24               1                2
Units Redeemed..............................................      (1)               --              --               --
                                                                ----             -----            ----             ----
  Net Increase (Decrease)...................................      20                24               1                2
                                                                ====             =====            ====             ====
SERIES VI POLICIES
Units Issued................................................     341               632              --               --
Units Redeemed..............................................     (19)              (28)             --               --
                                                                ----             -----            ----             ----
  Net Increase (Decrease)...................................     322               604              --               --
                                                                ====             =====            ====             ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                          MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                          BALANCED--         BASIC VALUE--          BOND--
                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                       -----------------   -----------------   -----------------
                                        2006     2005(c)    2006      2005      2006      2005
                                       ---------------------------------------------------------
SERIES I POLICIES
Units Issued.........................   1,010     3,192        37        91       173        421
Units Redeemed.......................    (169)      (77)      (15)      (10)      (45)       (48)
                                       -------   -------   -------   -------   -------   -------
  Net Increase (Decrease)............     841     3,115        22        81       128        373
                                       =======   =======   =======   =======   =======   =======
SERIES II POLICIES
Units Issued.........................     137       138         9         4        34         39
Units Redeemed.......................     (32)       (2)       --        (1)      (12)        (5)
                                       -------   -------   -------   -------   -------   -------
  Net Increase (Decrease)............     105       136         9         3        22         34
                                       =======   =======   =======   =======   =======   =======
SERIES III POLICIES
Units Issued.........................     701     1,834        36        97       222        651
Units Redeemed.......................     (34)       (9)      (37)      (62)     (175)      (160)
                                       -------   -------   -------   -------   -------   -------
  Net Increase (Decrease)............     667     1,825        (1)       35        47        491
                                       =======   =======   =======   =======   =======   =======
SERIES IV POLICIES
Units Issued.........................     713     1,337        61       147       263        737
Units Redeemed.......................     (58)      (17)      (44)      (45)     (136)      (111)
                                       -------   -------   -------   -------   -------   -------
  Net Increase (Decrease)............     655     1,320        17       102       127        626
                                       =======   =======   =======   =======   =======   =======
SERIES V POLICIES
Units Issued.........................      24       145         2        12        25        116
Units Redeemed.......................     (26)       (1)       (2)       (3)      (15)       (10)
                                       -------   -------   -------   -------   -------   -------
  Net Increase (Decrease)............      (2)      144        --         9        10        106
                                       =======   =======   =======   =======   =======   =======
SERIES VI POLICIES
Units Issued.........................     555     1,290        33        92       125        576
Units Redeemed.......................     (53)      (15)      (50)      (48)      (65)       (73)
                                       -------   -------   -------   -------   -------   -------
  Net Increase (Decrease)............     502     1,275       (17)       44        60        503
                                       =======   =======   =======   =======   =======   =======

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                   MAINSTAY VP
          MAINSTAY VP            MAINSTAY VP      CONSERVATIVE       MAINSTAY VP
    CAPITAL APPRECIATION--     COMMON STOCK--     ALLOCATION--      CONVERTIBLE--
         SERVICE CLASS          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    -----------------------   -----------------   -------------   -----------------
       2006         2005       2006      2005        2006(d)       2006      2005
    -------------------------------------------------------------------------------
          98          208         83       170           949         153        295
         (41)         (73)       (12)      (18)           (8)        (45)       (74)
     -------      -------     -------   -------      -------      -------   -------
          57          135         71       152           941         108        221
     =======      =======     =======   =======      =======      =======   =======
          13            7         17         3           115          70         35
          (5)          (1)        (1)       --            --          (9)        (3)
     -------      -------     -------   -------      -------      -------   -------
           8            6         16         3           115          61         32
     =======      =======     =======   =======      =======      =======   =======
          67          288         93       215           535         179        364
        (101)        (228)       (53)      (66)           (3)       (115)      (252)
     -------      -------     -------   -------      -------      -------   -------
         (34)          60         40       149           532          64        112
     =======      =======     =======   =======      =======      =======   =======
          80          188        106       299           263         250        580
         (64)        (146)       (49)      (46)           (1)        (72)      (193)
     -------      -------     -------   -------      -------      -------   -------
          16           42         57       253           262         178        387
     =======      =======     =======   =======      =======      =======   =======
          --           15          2         7            37          17         33
          (2)          (6)        (1)       --           (15)         (6)       (26)
     -------      -------     -------   -------      -------      -------   -------
          (2)           9          1         7            22          11          7
     =======      =======     =======   =======      =======      =======   =======
          57          265         86       182           399         158        485
         (79)         (72)       (13)      (38)           (1)        (47)      (187)
     -------      -------     -------   -------      -------      -------   -------
         (22)         193         73       144           398         111        298
     =======      =======     =======   =======      =======      =======   =======

--------------------------------------------------------------------------------



                                           MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
                                       DEVELOPING GROWTH--    FLOATING RATE--      GOVERNMENT--
                                          SERVICE CLASS        SERVICE CLASS       SERVICE CLASS
                                       -------------------   -----------------   -----------------
                                         2006       2005      2006     2005(e)    2006      2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................       68         97     1,821     3,652       134        342
Units Redeemed.......................       (6)       (23)     (123)      (40)      (64)       (75)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............       62         74     1,698     3,612        70        267
                                       =======    =======    =======   =======   =======   =======
SERIES II POLICIES
Units Issued.........................        7          4       411       404        15         32
Units Redeemed.......................       --         --      (240)      (31)       (8)        (2)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............        7          4       171       373         7         30
                                       =======    =======    =======   =======   =======   =======
SERIES III POLICIES
Units Issued.........................       80         96     1,942     1,280       146        466
Units Redeemed.......................      (15)       (31)      (39)       (8)      (88)      (131)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............       65         65     1,903     1,272        58        335
                                       =======    =======    =======   =======   =======   =======
SERIES IV POLICIES
Units Issued.........................       61        117     1,224     1,064       200        428
Units Redeemed.......................       (8)       (53)      (56)      (12)      (65)       (83)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............       53         64     1,168     1,052       135        345
                                       =======    =======    =======   =======   =======   =======
SERIES V POLICIES
Units Issued.........................       10          5       212       171        27         57
Units Redeemed.......................       (1)        (1)      (26)       (7)       (3)        (2)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............        9          4       186       164        24         55
                                       =======    =======    =======   =======   =======   =======
SERIES VI POLICIES
Units Issued.........................       75         75       999     1,159       121        498
Units Redeemed.......................       (5)       (15)      (29)      (14)      (28)      (167)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............       70         60       970     1,145        93        331
                                       =======    =======    =======   =======   =======   =======

Not all investment divisions are available under all policies.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP
       GROWTH          HIGH YIELD          MAINSTAY VP            MAINSTAY VP
    ALLOCATION--    CORPORATE BOND--    INCOME & GROWTH--   INTERNATIONAL EQUITY--
    SERVICE CLASS     SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
    -------------   -----------------   -----------------   -----------------------
       2006(d)       2006      2005      2006      2005        2006         2005
    -------------------------------------------------------------------------------
           740         630     1,507        66       113         249          446
            --        (254)     (230)      (16)      (11)        (17)         (18)
       -------      -------   -------   -------   -------    -------      -------
           740         376     1,277        50       102         232          428
       =======      =======   =======   =======   =======    =======      =======
            24         181       280        18        29          50           59
            --         (68)      (44)       (1)       --          (8)          (4)
       -------      -------   -------   -------   -------    -------      -------
            24         113       236        17        29          42           55
       =======      =======   =======   =======   =======    =======      =======
           340         790     2,789        51       240         212          721
            (1)       (877)   (1,081)      (40)      (41)        (42)         (76)
       -------      -------   -------   -------   -------    -------      -------
           339         (87)    1,708        11       199         170          645
       =======      =======   =======   =======   =======    =======      =======
           481         992     2,855        56       215         518          853
            (1)       (757)     (844)      (31)      (35)        (41)         (51)
       -------      -------   -------   -------   -------    -------      -------
           480         235     2,011        25       180         477          802
       =======      =======   =======   =======   =======    =======      =======
            50          62       323         4        20          21           66
            --         (88)      (98)       (2)       --          (2)          (2)
       -------      -------   -------   -------   -------    -------      -------
            50         (26)      225         2        20          19           64
       =======      =======   =======   =======   =======    =======      =======
           213         785     2,480        68       276         388          708
            --        (663)     (567)      (27)      (12)        (24)         (35)
       -------      -------   -------   -------   -------    -------      -------
           213         122     1,913        41       264         364          673
       =======      =======   =======   =======   =======    =======      =======

--------------------------------------------------------------------------------



                                           MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
                                       LARGE CAP GROWTH--     MID CAP CORE--     MID CAP GROWTH--
                                          SERVICE CLASS        SERVICE CLASS       SERVICE CLASS
                                       -------------------   -----------------   -----------------
                                         2006       2005      2006      2005      2006      2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................      103        106       168       346       232        481
Units Redeemed.......................       (5)       (19)      (20)      (20)      (55)       (30)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............       98         87       148       326       177        451
                                       =======    =======    =======   =======   =======   =======
SERIES II POLICIES
Units Issued.........................       14          6        39        28        42         51
Units Redeemed.......................       --         --       (13)       (1)      (16)        (1)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............       14          6        26        27        26         50
                                       =======    =======    =======   =======   =======   =======
SERIES III POLICIES
Units Issued.........................      122        125       171       519       207        645
Units Redeemed.......................      (21)       (99)      (44)      (75)      (70)       (85)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............      101         26       127       444       137        560
                                       =======    =======    =======   =======   =======   =======
SERIES IV POLICIES
Units Issued.........................      265        120       268       548       319        728
Units Redeemed.......................       (9)       (95)      (45)      (47)      (65)       (68)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............      256         25       223       501       254        660
                                       =======    =======    =======   =======   =======   =======
SERIES V POLICIES
Units Issued.........................       11         17        14        51         8         33
Units Redeemed.......................       (4)        --        (7)       (2)       (1)        (2)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............        7         17         7        49         7         31
                                       =======    =======    =======   =======   =======   =======
SERIES VI POLICIES
Units Issued.........................      101        111       256       660       426        714
Units Redeemed.......................       (8)       (31)      (23)      (37)      (34)       (37)
                                       -------    -------    -------   -------   -------   -------
  Net Increase (Decrease)............       93         80       233       623       392        677
                                       =======    =======    =======   =======   =======   =======

Not all investment divisions are available under all policies.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                         MAINSTAY VP
                         MAINSTAY VP      MODERATE
       MAINSTAY VP        MODERATE         GROWTH          MAINSTAY VP          MAINSTAY VP
     MID CAP VALUE--    ALLOCATION--    ALLOCATION--     S&P 500 INDEX--    SMALL CAP GROWTH--
      SERVICE CLASS     SERVICE CLASS   SERVICE CLASS     SERVICE CLASS        SERVICE CLASS
    -----------------   -------------   -------------   -----------------   -------------------
     2006      2005        2006(d)         2006(d)       2006      2005       2006       2005
    -------------------------------------------------------------------------------------------
       248       653         1,519           1,609         424       963        130        353
       (47)      (43)          (38)            (34)       (104)     (106)       (57)       (25)
    -------   -------      -------         -------      -------   -------   -------    -------
       201       610         1,481           1,575         320       857         73        328
    =======   =======      =======         =======      =======   =======   =======    =======
        42        48           116              62          31        62          9         20
       (13)       (2)           (1)             --          (2)       (3)        (1)        (1)
    -------   -------      -------         -------      -------   -------   -------    -------
        29        46           115              62          29        59          8         19
    =======   =======      =======         =======      =======   =======   =======    =======
       214     1,148         1,061           1,201         320     1,214        102        359
      (146)      (96)           (4)            (12)       (365)     (356)      (100)      (115)
    -------   -------      -------         -------      -------   -------   -------    -------
        68     1,052         1,057           1,189         (45)      858          2        244
    =======   =======      =======         =======      =======   =======   =======    =======
       377     1,255           859             968         491     1,230        145        484
      (184)      (94)           (5)             (4)       (179)     (305)       (98)       (82)
    -------   -------      -------         -------      -------   -------   -------    -------
       193     1,161           854             964         312       925         47        402
    =======   =======      =======         =======      =======   =======   =======    =======
        10        79            87              81          17       105          5         28
       (11)       (2)           --              --         (62)      (13)       (10)        (2)
    -------   -------      -------         -------      -------   -------   -------    -------
        (1)       77            87              81         (45)       92         (5)        26
    =======   =======      =======         =======      =======   =======   =======    =======
       267       927           696             672         300     1,072        101        307
      (187)      (92)           (4)             (1)       (154)     (118)      (138)       (63)
    -------   -------      -------         -------      -------   -------   -------    -------
        80       835           692             671         146       954        (37)       244
    =======   =======      =======         =======      =======   =======   =======    =======

--------------------------------------------------------------------------------



                                          MAINSTAY VP         MAINSTAY VP          ALGER AMERICAN
                                        TOTAL RETURN--          VALUE--        SMALL CAPITALIZATION--
                                         SERVICE CLASS       SERVICE CLASS         CLASS S SHARES
                                       -----------------   -----------------   -----------------------
                                        2006      2005      2006      2005        2006         2005
                                       ---------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................      77       210       162       294         143          168
Units Redeemed.......................     (31)      (46)      (23)      (39)        (10)         (14)
                                       -------   -------   -------   -------    -------      -------
  Net Increase (Decrease)............      46       164       139       255         133          154
                                       =======   =======   =======   =======    =======      =======
SERIES II POLICIES
Units Issued.........................      13         1        24        18          16           11
Units Redeemed.......................      --        --        (1)       (1)         (4)          (1)
                                       -------   -------   -------   -------    -------      -------
  Net Increase (Decrease)............      13         1        23        17          12           10
                                       =======   =======   =======   =======    =======      =======
SERIES III POLICIES
Units Issued.........................      75       349       185       397         170          182
Units Redeemed.......................     (60)     (164)      (98)     (102)        (23)         (25)
                                       -------   -------   -------   -------    -------      -------
  Net Increase (Decrease)............      15       185        87       295         147          157
                                       =======   =======   =======   =======    =======      =======
SERIES IV POLICIES
Units Issued.........................      92       203       196       377         259          275
Units Redeemed.......................     (39)     (110)      (39)      (69)        (18)         (22)
                                       -------   -------   -------   -------    -------      -------
  Net Increase (Decrease)............      53        93       157       308         241          253
                                       =======   =======   =======   =======    =======      =======
SERIES V POLICIES
Units Issued.........................       6        13         2        20           5           12
Units Redeemed.......................      (1)       (2)       (1)       (7)         (1)          (1)
                                       -------   -------   -------   -------    -------      -------
  Net Increase (Decrease)............       5        11         1        13           4           11
                                       =======   =======   =======   =======    =======      =======
SERIES VI POLICIES
Units Issued.........................      85       223       162       416         183          163
Units Redeemed.......................     (57)      (69)      (46)      (21)         (7)         (20)
                                       -------   -------   -------   -------    -------      -------
  Net Increase (Decrease)............      28       154       116       395         176          143
                                       =======   =======   =======   =======    =======      =======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    COLUMBIA SMALL CAP
        VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP     FIDELITY(R) VIP
     VARIABLE SERIES--          GROWTH--           CONTRAFUND(R)--     EQUITY-INCOME--
          CLASS B            SERVICE SHARES        SERVICE CLASS 2     SERVICE CLASS 2
    -------------------   ---------------------   -----------------   -----------------
      2006       2005       2006        2005       2006      2005      2006      2005
    -----------------------------------------------------------------------------------
        417        667          69         159       598       894       273        570
        (36)       (12)        (13)        (40)      (40)      (57)      (40)       (36)
    -------    -------     -------     -------    -------   -------   -------   -------
        381        655          56         119       558       837       233        534
    =======    =======     =======     =======    =======   =======   =======   =======
         40         24           1           6        90        98        58         65
         (2)        (1)         (2)         --       (15)       (3)       (5)        (3)
    -------    -------     -------     -------    -------   -------   -------   -------
         38         23          (1)          6        75        95        53         62
    =======    =======     =======     =======    =======   =======   =======   =======
        388        425          43          83       564     1,085       197        725
        (10)        (9)        (63)       (111)      (85)     (103)      (92)       (94)
    -------    -------     -------     -------    -------   -------   -------   -------
        378        416         (20)        (28)      479       982       105        631
    =======    =======     =======     =======    =======   =======   =======   =======
        280        459          78         173     1,015     1,722       393        865
        (12)        (5)        (16)        (88)      (70)     (114)      (54)      (100)
    -------    -------     -------     -------    -------   -------   -------   -------
        268        454          62          85       945     1,608       339        765
    =======    =======     =======     =======    =======   =======   =======   =======
         19         23          --           5        46       164        36        100
         --         --          (1)         --        (6)      (11)      (20)       (13)
    -------    -------     -------     -------    -------   -------   -------   -------
         19         23          (1)          5        40       153        16         87
    =======    =======     =======     =======    =======   =======   =======   =======
        262        248          43          72       676     1,159       282        698
         (8)        (2)        (15)        (63)      (46)      (49)     (111)      (150)
    -------    -------     -------     -------    -------   -------   -------   -------
        254        246          28           9       630     1,110       171        548
    =======    =======     =======     =======    =======   =======   =======   =======

--------------------------------------------------------------------------------



                                          FIDELITY(R)         JANUS ASPEN      JANUS ASPEN SERIES
                                         VIP MID CAP--     SERIES BALANCED--   WORLDWIDE GROWTH--
                                        SERVICE CLASS 2     SERVICE SHARES       SERVICE SHARES
                                       -----------------   -----------------   -------------------
                                        2006      2005      2006      2005       2006       2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     487     1,760       165       379         72        158
Units Redeemed.......................    (175)     (217)      (35)      (86)       (26)       (39)
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............     312     1,543       130       293         46        119
                                       =======   =======   =======   =======   =======    =======
SERIES II POLICIES
Units Issued.........................      56        33        20        55         --         11
Units Redeemed.......................      (1)       (1)       (5)       (1)        (1)        --
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............      55        32        15        54         (1)        11
                                       =======   =======   =======   =======   =======    =======
SERIES III POLICIES
Units Issued.........................     293       973       183       547         29        137
Units Redeemed.......................     (61)      (99)      (91)     (285)       (44)       (92)
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............     232       874        92       262        (15)        45
                                       =======   =======   =======   =======   =======    =======
SERIES IV POLICIES
Units Issued.........................     356       909       227       649         66        162
Units Redeemed.......................     (80)      (62)     (162)     (191)       (34)       (37)
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............     276       847        65       458         32        125
                                       =======   =======   =======   =======   =======    =======
SERIES V POLICIES
Units Issued.........................      23        71        23        98          4          7
Units Redeemed.......................      (9)       (8)      (16)      (10)        (1)        (4)
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............      14        63         7        88          3          3
                                       =======   =======   =======   =======   =======    =======
SERIES VI POLICIES
Units Issued.........................     288       666       154       422         38        121
Units Redeemed.......................     (22)      (41)      (29)     (172)       (29)       (37)
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............     266       625       125       250          9         84
                                       =======   =======   =======   =======   =======    =======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                  NEUBERGER BERMAN
    MFS(R) INVESTORS         MFS(R)               MFS(R)             AMT MID-CAP
     TRUST SERIES--     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--
      SERVICE CLASS       SERVICE CLASS        SERVICE CLASS           CLASS S
    -----------------   -----------------   -------------------   -----------------
     2006      2005      2006      2005       2006       2005      2006      2005
    -------------------------------------------------------------------------------
         8        27        14        44        717      3,456       121        135
        (3)       (5)       (3)       (6)      (239)      (202)      (13)        (8)
    -------   -------   -------   -------   -------    -------    -------   -------
         5        22        11        38        478      3,254       108        127
    =======   =======   =======   =======   =======    =======    =======   =======
         4        --         1         5         86        120         5          3
        --        --        (2)       --        (27)        (5)       --         --
    -------   -------   -------   -------   -------    -------    -------   -------
         4        --        (1)        5         59        115         5          3
    =======   =======   =======   =======   =======    =======    =======   =======
        15        40        11        47        436      2,015       102         79
        (5)       (2)       (5)      (22)      (149)       (94)       (5)       (10)
    -------   -------   -------   -------   -------    -------    -------   -------
        10        38         6        25        287      1,921        97         69
    =======   =======   =======   =======   =======    =======    =======   =======
        11        54        20        45        543      1,642        79        104
        (7)       (5)       (5)       (8)      (141)       (42)       (6)        (7)
    -------   -------   -------   -------   -------    -------    -------   -------
         4        49        15        37        402      1,600        73         97
    =======   =======   =======   =======   =======    =======    =======   =======
         2         6         5         1         27         98         2          5
        (1)       --        (1)       --         (8)        --        (8)        (4)
    -------   -------   -------   -------   -------    -------    -------   -------
         1         6         4         1         19         98        (6)         1
    =======   =======   =======   =======   =======    =======    =======   =======
        20        39        10        63        502      1,649        89         64
        (3)      (24)       (7)       (3)      (365)       (58)       (2)        (7)
    -------   -------   -------   -------   -------    -------    -------   -------
        17        15         3        60        137      1,591        87         57
    =======   =======   =======   =======   =======    =======    =======   =======

--------------------------------------------------------------------------------



                                                            VAN KAMPEN UIF
                                         T. ROWE PRICE         EMERGING            VICTORY VIF
                                         EQUITY INCOME     MARKETS EQUITY--    DIVERSIFIED STOCK--
                                         PORTFOLIO--II         CLASS II          CLASS A SHARES
                                       -----------------   -----------------   -------------------
                                        2006      2005      2006      2005       2006       2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     291       733       166       180        107        322
Units Redeemed.......................     (36)      (38)       (7)      (10)       (33)       (23)
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............     255       695       159       170         74        299
                                       =======   =======   =======   =======   =======    =======
SERIES II POLICIES
Units Issued.........................      83        85        16        13          8         13
Units Redeemed.......................     (38)       (3)       (2)       --         --         --
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............      45        82        14        13          8         13
                                       =======   =======   =======   =======   =======    =======
SERIES III POLICIES
Units Issued.........................     259     1,000       197       273         29        133
Units Redeemed.......................    (118)     (122)      (17)      (23)        (4)       (11)
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............     141       878       180       250         25        122
                                       =======   =======   =======   =======   =======    =======
SERIES IV POLICIES
Units Issued.........................     584     1,664       217       309         81        221
Units Redeemed.......................     (79)     (113)      (13)      (14)        (5)        (7)
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............     505     1,551       204       295         76        214
                                       =======   =======   =======   =======   =======    =======
SERIES V POLICIES
Units Issued.........................      51       141         8        22         18         21
Units Redeemed.......................     (21)      (14)       (2)       --         --         --
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............      30       127         6        22         18         21
                                       =======   =======   =======   =======   =======    =======
SERIES VI POLICIES
Units Issued.........................     378     1,104       269       276         51        180
Units Redeemed.......................     (94)      (76)      (10)       (8)       (11)        (1)
                                       -------   -------   -------   -------   -------    -------
  Net Increase (Decrease)............     284     1,028       259       268         40        179
                                       =======   =======   =======   =======   =======    =======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2006 and December 31, 2005, 2004, 2003, 2002 and 2001:


                                                                                 MAINSTAY VP
                                                                         BASIC VALUE--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 32,359   $ 33,772   $ 37,374   $ 34,701   $ 34,818   $ 44,680
Units Outstanding..................................       2,668      2,904      3,342      3,407      4,314      4,211
Variable Accumulation Unit Value...................    $  12.13   $  11.63   $  11.18   $  10.18   $   8.07   $  10.61
Total Return.......................................        4.3%       4.0%       9.8%      26.2%     (23.9%)     (5.9%)
Investment Income Ratio............................          --       0.9%       1.0%       0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    305   $    336   $    395   $    374   $    309   $    336
Units Outstanding..................................          27         31         38         40         41         34
Variable Accumulation Unit Value...................    $  11.19   $  10.74   $  10.34   $   9.43   $   7.49   $   9.86
Total Return.......................................        4.2%       3.8%       9.7%      26.0%     (24.0%)     (6.0%)
Investment Income Ratio............................          --       0.8%       1.0%       0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,055   $ 11,362   $ 13,234   $ 11,630   $  5,637   $  4,231
Units Outstanding..................................       1,002      1,073      1,296      1,249        762        434
Variable Accumulation Unit Value...................    $  11.04   $  10.59   $  10.21   $   9.31   $   7.40   $   9.74
Total Return.......................................        4.2%       3.8%       9.6%      25.9%     (24.1%)     (6.1%)
Investment Income Ratio............................          --       0.9%       1.0%       1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,141   $  3,129   $  3,137   $  2,835   $    810   $     --
Units Outstanding..................................         262        272        284        281        101         --
Variable Accumulation Unit Value...................    $  11.98   $  11.49   $  11.06   $  10.07   $   7.99   $     --
Total Return.......................................        4.3%       3.9%       9.8%      26.1%     (20.1%)        --
Investment Income Ratio............................          --       0.9%       1.0%       1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    265   $    282   $    273   $     46   $     --   $     --
Units Outstanding..................................          17         19         19          3         --         --
Variable Accumulation Unit Value...................    $  15.64   $  15.03   $  14.52   $  13.28   $     --   $     --
Total Return.......................................        4.1%       3.5%       9.3%      32.8%         --         --
Investment Income Ratio............................          --       1.0%       1.0%       1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                    MAINSTAY VP
                                BOND--INITIAL CLASS
          ---------------------------------------------------------------
            2006       2005       2004       2003       2002       2001
          ---------------------------------------------------------------
          $125,201   $143,751   $165,678   $196,827   $216,196   $158,984
             7,873      8,911     10,346     12,616     14,282     11,339
          $  15.91   $  16.14   $  16.01   $  15.60   $  15.14   $  14.02
             (1.4%)      0.8%       2.6%       3.1%       8.0%       7.8%
                --       3.0%       3.3%       3.7%       5.1%       6.4%

          $  1,056   $  1,139   $  1,250   $  1,536   $  2,094   $  1,100
                82         87         96        121        170         96
          $  12.88   $  13.08   $  13.00   $  12.68   $  12.32   $  11.43
             (1.5%)      0.6%       2.5%       2.9%       7.8%       7.6%
                --       3.1%       3.2%       3.3%       5.5%       6.1%

          $ 42,253   $ 46,639   $ 53,616   $ 64,492   $ 42,745   $  7,920
             3,359      3,643      4,212      5,189      3,538        706
          $  12.61   $  12.80   $  12.73   $  12.43   $  12.08   $  11.21
             (1.5%)      0.6%       2.4%       2.9%       7.7%       7.5%
                --       3.0%       3.3%       4.2%       8.5%      13.3%

          $ 12,087   $ 13,277   $ 14,522   $ 17,219   $  6,150   $     --
             1,072      1,158      1,276      1,552        571         --
          $  11.30   $  11.47   $  11.39   $  11.10   $  10.77   $     --
             (1.4%)      0.7%       2.6%       3.0%       7.7%         --
                --       3.1%       3.4%       4.8%      18.9%         --

          $    235   $    271   $    274   $    356   $    137   $     --
                22         25         25         33         13         --
          $  10.89   $  11.07   $  11.03   $  10.80   $  10.52   $     --
             (1.6%)      0.3%       2.2%       2.6%       5.2%         --
                --       3.2%       3.2%       4.5%      23.5%         --

          $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --
                --         --         --         --         --         --


                                    MAINSTAY VP
                        CAPITAL APPRECIATION--INITIAL CLASS
          ---------------------------------------------------------------
            2006       2005       2004       2003       2002       2001
          ---------------------------------------------------------------
          $247,204   $282,124   $338,179   $377,779   $330,249   $553,783
            14,062     15,825     20,255     23,240     25,441     29,099
          $  17.59   $  17.85   $  16.70   $  16.26   $  12.98   $  19.03
             (1.5%)      6.9%       2.7%      25.2%     (31.8%)    (24.3%)
                --         --       0.2%       0.2%       0.1%       0.1%
          $    436   $    652   $    862   $    976   $    847   $  1,333
                66         98        138        160        174        186
          $   6.58   $   6.68   $   6.26   $   6.11   $   4.88   $   7.17
             (1.5%)      6.8%       2.6%      25.0%     (31.9%)    (24.4%)
                --         --       0.2%       0.2%       0.1%       0.1%
          $ 18,292   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 11,161
             3,055      3,416      4,168      4,651      3,001      1,704
          $   6.00   $   6.09   $   5.71   $   5.57   $   4.46   $   6.55
             (1.6%)      6.7%       2.5%      25.0%     (31.9%)    (24.5%)
                --         --       0.2%       0.3%       0.1%       0.2%
          $  8,053   $  8,595   $  8,988   $  8,812   $  2,958   $     --
               798        839        937        943        396         --
          $  10.10   $  10.25   $   9.59   $   9.34   $   7.46   $     --
             (1.5%)      6.9%       2.7%      25.2%     (25.4%)        --
                --         --       0.2%       0.3%       0.5%         --
          $      9   $     30   $     58   $     60   $     14   $     --
                 1          2          5          5          1         --
          $  12.27   $  12.49   $  11.73   $  11.47   $   9.20   $     --
             (1.7%)      6.4%       2.2%      24.7%      (8.0%)        --
                --         --       0.3%       0.3%       1.1%         --
          $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --
                --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                               CASH MANAGEMENT
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $108,228   $104,359   $125,022   $163,925   $263,444   $260,067
Units Outstanding..................................      84,045     82,631    100,042    130,435    208,084    205,310
Variable Accumulation Unit Value...................    $   1.29   $   1.27   $   1.25   $   1.26   $   1.27   $   1.27
Total Return.......................................        1.4%       1.5%      (0.6%)     (0.7%)     (0.1%)      2.4%
Investment Income Ratio............................        4.3%       2.9%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  4,087   $  3,519   $  3,728   $  3,796   $ 27,216   $ 16,214
Units Outstanding..................................       4,819      3,332      3,618      3,657     25,991     15,454
Variable Accumulation Unit Value...................    $   1.06   $   1.04   $   1.03   $   1.04   $   1.05   $   1.05
Total Return.......................................        1.4%       1.4%      (0.7%)     (0.9%)     (0.2%)      2.3%
Investment Income Ratio............................        4.3%       2.8%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 48,193   $ 41,117   $ 40,778   $ 50,236   $ 68,335   $ 31,624
Units Outstanding..................................      46,715     38,715     39,941     48,830     65,803     30,376
Variable Accumulation Unit Value...................    $   1.05   $   1.03   $   1.02   $   1.03   $   1.04   $   1.04
Total Return.......................................        1.3%       1.3%      (0.8%)     (0.9%)     (0.3%)      2.1%
Investment Income Ratio............................        4.3%       2.9%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 27,941   $ 19,248   $ 17,481   $ 16,441   $  4,942   $     --
Units Outstanding..................................      27,220     18,974     17,751     16,593      4,949         --
Variable Accumulation Unit Value...................    $   1.01   $   1.00   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.4%       1.5%      (0.6%)     (0.8%)     (0.1%)        --
Investment Income Ratio............................        4.3%       2.9%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  3,021   $  2,154   $  2,339   $  2,061   $    170   $     --
Units Outstanding..................................       3,027      2,184      2,397      2,091        170         --
Variable Accumulation Unit Value...................    $   1.00   $   0.99   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.2%       1.1%      (1.0%)     (1.2%)     (0.3%)        --
Investment Income Ratio............................        4.3%       2.9%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  9,059   $  7,743   $  9,581   $  2,868   $     --   $     --
Units Outstanding..................................       8,979      7,833      9,734      2,887         --         --
Variable Accumulation Unit Value...................    $   1.01   $   1.00   $   0.98   $   0.99   $     --   $     --
Total Return.......................................        1.3%       1.2%      (0.9%)     (0.7%)        --         --
Investment Income Ratio............................        4.3%       2.9%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP                                      MAINSTAY VP
                      COMMON STOCK--INITIAL CLASS                       CONVERTIBLE--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $215,992   $234,431   $270,485   $278,265   $244,017   $359,198   $136,332   $143,841   $162,933
       8,947      9,934     12,168     13,689     14,959     16,447      7,167      7,778      9,263
    $  24.15   $  23.61   $  22.23   $  20.33   $  16.31   $  21.84   $  19.04   $  18.49   $  17.59
        2.3%       6.2%       9.4%      24.6%     (25.3%)    (18.2%)      3.0%       5.1%       4.6%
          --       0.9%       1.4%       1.0%       0.9%       0.7%         --       1.5%       1.8%

    $    703   $    902   $  1,065   $  1,077   $  1,249   $  1,763   $  1,352   $  1,313   $  1,516
          84        110        137        152        219        230        126        126        153
    $   8.41   $   8.22   $   7.75   $   7.10   $   5.71   $   7.65   $  10.72   $  10.42   $   9.93
        2.2%       6.0%       9.2%      24.4%     (25.4%)    (18.4%)      2.9%       5.0%       4.5%
          --       0.9%       1.4%       0.9%       0.9%       0.7%         --       1.4%       1.9%

    $ 28,437   $ 30,004   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $ 33,751   $ 34,249   $ 41,714
       3,372      3,632      4,192      4,424      3,678      2,054      3,293      3,436      4,391
    $   8.44   $   8.26   $   7.80   $   7.14   $   5.74   $   7.70   $  10.25   $   9.97   $   9.50
        2.2%       6.0%       9.1%      24.4%     (25.5%)    (18.4%)      2.9%       4.9%       4.4%
          --       1.0%       1.4%       1.2%       1.2%       1.4%         --       1.4%       1.9%

    $  9,131   $  9,394   $  9,421   $  8,754   $  2,967   $     --   $ 11,893   $ 12,116   $ 12,704
         765        805        856        870        367         --        942        987      1,087
    $  11.94   $  11.68   $  11.00   $  10.07   $   8.08   $     --   $  12.64   $  12.28   $  11.68
        2.3%       6.1%       9.3%      24.6%     (19.2%)        --       2.9%       5.1%       4.6%
          --       1.0%       1.4%       1.3%       4.6%         --         --       1.5%       1.9%

    $    315   $    316   $    325   $    247   $     19   $     --   $    217   $    229   $    246
          24         24         26         22          2         --         16         17         19
    $  13.35   $  13.08   $  12.38   $  11.37   $   9.16   $     --   $  13.93   $  13.56   $  12.96
        2.1%       5.7%       8.9%      24.1%      (8.4%)        --       2.7%       4.7%       4.2%
          --       1.1%       1.6%       1.6%       6.0%         --         --       1.5%       2.0%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --


              MAINSTAY VP
       CONVERTIBLE--INITIAL CLASS
     ------------------------------
       2003       2002       2001
     ------------------------------
     $169,402   $132,023   $144,131
       10,078      9,467      9,385
     $  16.81   $  13.95   $  15.36
        20.5%      (9.2%)     (3.5%)
         2.4%       2.7%       3.8%
     $  1,599   $  1,651   $  1,733
          168        209        199
     $   9.50   $   7.89   $   8.71
        20.4%      (9.3%)     (3.7%)
         2.0%       2.6%       3.9%
     $ 41,469   $ 20,475   $  9,385
        4,559      2,708      1,125
     $   9.10   $   7.56   $   8.34
        20.3%      (9.4%)     (3.8%)
         2.8%       4.0%       7.5%
     $ 12,094   $  3,675   $     --
        1,083        396         --
     $  11.17   $   9.27   $     --
        20.5%      (7.3%)        --
         3.0%      11.7%         --
     $    193   $     13   $     --
           15          1         --
     $  12.44   $  10.37   $     --
        20.0%       3.7%         --
         4.1%      14.2%         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                      DEVELOPING GROWTH--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 16,454   $ 15,387   $ 24,385   $ 25,669   $ 17,566   $ 25,662
Units Outstanding..................................       1,592      1,609      2,817      3,094      2,893      2,959
Variable Accumulation Unit Value...................    $  10.33   $   9.57   $   8.66   $   8.30   $   6.07   $   8.67
Total Return.......................................        8.0%      10.5%       4.4%      36.6%     (30.0%)     (8.6%)
Investment Income Ratio............................          --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    208   $    188   $    174   $    225   $    109   $     52
Units Outstanding..................................          21         21         21         28         19          6
Variable Accumulation Unit Value...................    $   9.87   $   9.14   $   8.28   $   7.95   $   5.83   $   8.33
Total Return.......................................        7.9%      10.3%       4.2%      36.4%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  6,985   $  5,528   $  5,538   $  5,667   $  1,601   $    906
Units Outstanding..................................         706        603        666        710        273        108
Variable Accumulation Unit Value...................    $   9.90   $   9.17   $   8.32   $   7.99   $   5.86   $   8.38
Total Return.......................................        7.9%      10.3%       4.2%      36.3%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,733   $  1,575   $  1,530   $  1,394   $    321   $     --
Units Outstanding..................................         132        130        139        132         42         --
Variable Accumulation Unit Value...................    $  13.12   $  12.15   $  11.00   $  10.54   $   7.72   $     --
Total Return.......................................        8.0%      10.4%       4.3%      36.5%     (22.8%)        --
Investment Income Ratio............................          --         --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $      6   $     15   $     14   $      8   $     --   $     --
Units Outstanding..................................          --          1          1          1         --         --
Variable Accumulation Unit Value...................    $  16.17   $  15.01   $  13.64   $  13.13   $     --   $     --
Total Return.......................................        7.8%      10.0%       3.9%      31.3%         --         --
Investment Income Ratio............................          --         --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                              MAINSTAY VP                                       HIGH YIELD
                       GOVERNMENT--INITIAL CLASS                      CORPORATE BOND--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $ 89,902   $105,432   $127,522   $169,701   $230,480   $115,641   $477,189   $532,635   $623,762
       5,831      6,756      8,248     11,183     15,260      8,293     20,195     23,132     27,478
    $  15.42   $  15.61   $  15.46   $  15.17   $  15.10   $  13.94   $  23.64   $  23.05   $  22.70
       (1.2%)      1.0%       1.9%       0.5%       8.3%       5.1%       2.6%       1.5%      11.2%
          --       2.9%       3.7%       3.6%       4.1%       5.4%         --       5.5%       6.9%

    $    889   $  1,063   $  1,442   $  1,957   $  3,456   $  1,420   $  3,758   $  3,072   $  5,698
          73         86        117        162        287        128        190        213        396
    $  12.22   $  12.38   $  12.28   $  12.07   $  12.04   $  11.13   $  14.94   $  14.57   $  14.38
       (1.3%)      0.8%       1.7%       0.3%       8.2%       5.0%       2.5%       1.4%      11.0%
          --       2.8%       3.7%       2.9%       4.5%       5.5%         --       4.3%       7.5%

    $ 34,234   $ 37,741   $ 46,405   $ 59,899   $ 45,740   $  8,792   $ 96,004   $105,143   $124,365
       2,838      3,086      3,823      5,017      3,842        798      6,497      7,353      8,808
    $  12.07   $  12.23   $  12.14   $  11.94   $  11.91   $  11.01   $  14.66   $  14.31   $  14.12
       (1.3%)      0.8%       1.7%       0.3%       8.1%       5.0%       2.5%       1.3%      10.9%
          --       2.8%       3.7%       4.2%       6.0%      10.7%         --       5.6%       7.2%

    $ 11,552   $ 11,975   $ 13,857   $ 17,692   $  9,291   $     --   $ 32,734   $ 37,289   $ 42,153
       1,056      1,082      1,262      1,641        865         --      2,183      2,554      2,920
    $  10.94   $  11.08   $  10.98   $  10.78   $  10.74   $     --   $  15.02   $  14.65   $  14.44
       (1.2%)      0.9%       1.8%       0.4%       7.4%         --       2.5%       1.5%      11.1%
          --       2.9%       3.7%       4.4%      13.1%         --         --       5.6%       7.5%

    $    216   $    301   $    361   $    508   $    168   $     --   $    833   $  1,179   $  1,399
          20         28         34         48         16         --         53         78         92
    $  10.58   $  10.73   $  10.68   $  10.52   $  10.52   $     --   $  15.74   $  15.38   $  15.22
       (1.4%)      0.5%       1.4%         --       5.2%         --       2.3%       1.1%      10.7%
          --       2.9%       2.7%       5.0%      15.1%         --         --       6.6%       8.8%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --


              MAINSTAY VP
               HIGH YIELD
     CORPORATE BOND--INITIAL CLASS
     ------------------------------
       2003       2002       2001
     ------------------------------
     $617,551   $417,268   $426,004
       30,240     27,478     28,228
     $  20.42   $  15.19   $  15.09
        34.5%       0.6%       3.4%
         8.0%      10.4%      12.1%
     $  4,851   $  2,462   $  1,428
          375        255        149
     $  12.95   $   9.65   $   9.60
        34.3%       0.5%       3.3%
         9.3%      15.7%      14.2%
     $118,930   $ 43,111   $ 15,118
        9,345      4,546      1,601
     $  12.73   $   9.48   $   9.44
        34.2%       0.4%       3.2%
         9.3%      17.1%      28.7%
     $ 35,842   $  7,503   $     --
        2,759        776         --
     $  12.99   $   9.67   $     --
        34.4%      (3.3%)        --
        10.4%      44.0%         --
     $  1,542   $     66   $     --
          112          6         --
     $  13.75   $  10.27   $     --
        33.9%       2.7%         --
        11.9%      50.4%         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                       INCOME & GROWTH--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 38,570   $ 42,001   $ 46,438   $ 44,045   $ 43,336   $ 55,929
Units Outstanding..................................       3,276      3,636      4,151      4,374      5,461      5,593
Variable Accumulation Unit Value...................    $  11.78   $  11.55   $  11.19   $  10.07   $   7.94   $  10.00
Total Return.......................................        2.0%       3.2%      11.1%      26.9%     (20.6%)     (9.8%)
Investment Income Ratio............................          --       1.1%       1.7%       1.4%       1.1%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    178   $    314   $    316   $    309   $    213   $     71
Units Outstanding..................................          18         33         34         37         32          9
Variable Accumulation Unit Value...................    $   9.70   $   9.52   $   9.24   $   8.33   $   6.57   $   8.29
Total Return.......................................        1.9%       3.1%      10.9%      26.7%     (20.8%)    (10.0%)
Investment Income Ratio............................          --       1.1%       1.7%       1.6%       1.8%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,702   $  8,863   $  8,690   $  7,574   $  3,274   $  1,388
Units Outstanding..................................         915        949        959        927        507        170
Variable Accumulation Unit Value...................    $   9.51   $   9.34   $   9.06   $   8.17   $   6.45   $   8.15
Total Return.......................................        1.8%       3.0%      10.9%      26.7%     (20.8%)     (9.9%)
Investment Income Ratio............................          --       1.2%       1.8%       1.8%       1.7%       1.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,399   $  2,369   $  2,452   $  2,018   $    529   $     --
Units Outstanding..................................         199        200        214        195         65         --
Variable Accumulation Unit Value...................    $  12.07   $  11.85   $  11.48   $  10.34   $   8.15   $     --
Total Return.......................................        1.9%       3.2%      11.0%      26.8%     (18.5%)        --
Investment Income Ratio............................          --       1.1%       1.8%       1.9%       6.2%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     21   $     66   $     12   $      1   $     --   $     --
Units Outstanding..................................           2          5          1         --         --         --
Variable Accumulation Unit Value...................    $  13.21   $  13.00   $  12.65   $  11.44   $     --   $     --
Total Return.......................................        1.6%       2.8%      10.6%      14.4%         --         --
Investment Income Ratio............................          --       1.6%       1.1%       4.2%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP
                  INTERNATIONAL EQUITY--INITIAL CLASS
    ---------------------------------------------------------------
      2006       2005       2004       2003       2002       2001
    ---------------------------------------------------------------
    $ 73,826   $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 19,878
       3,484      3,484      2,925      2,229      1,933      1,537
    $  21.20   $  19.26   $  18.09   $  15.63   $  12.19   $  12.94
       10.1%       6.5%      15.7%      28.2%      (5.7%)    (15.2%)
          --       1.8%       1.1%       2.1%       1.5%       1.4%

    $  1,246   $    633   $    577   $    425   $    257   $    254
          97         54         52         45         34         32
    $  12.89   $  11.72   $  11.02   $   9.54   $   7.45   $   7.92
       10.0%       6.3%      15.5%      28.0%      (5.9%)    (15.3%)
          --       1.6%       0.9%       0.4%       0.2%       0.6%

    $ 20,813   $ 18,508   $ 15,214   $ 10,625   $  3,599   $  1,063
       1,610      1,576      1,377      1,110        481        134
    $  12.92   $  11.75   $  11.05   $   9.57   $   7.48   $   7.95
       10.0%       6.3%      15.5%      27.9%      (5.9%)    (15.4%)
          --       1.7%       1.1%       2.3%       2.5%       1.8%

    $  6,507   $  5,810   $  4,582   $  3,285   $    707   $     --
         427        417        351        291         80         --
    $  15.31   $  13.91   $  13.07   $  11.30   $   8.82   $     --
       10.0%       6.4%      15.7%      28.1%     (11.8%)        --
          --       1.8%       1.0%       2.6%       5.9%         --

    $    374   $    386   $    375   $     62   $     14   $     --
          22         25         26          5          1         --
    $  16.76   $  15.26   $  14.39   $  12.49   $   9.79   $     --
        9.8%       6.0%      15.2%      27.6%      (2.1%)        --
          --       1.8%       1.4%       2.1%       6.6%         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --


                               MAINSTAY VP
                     LARGE CAP GROWTH--INITIAL CLASS
     ---------------------------------------------------------------
       2006       2005       2004       2003       2002       2001
     ---------------------------------------------------------------
     $ 59,259   $ 63,856   $ 79,285   $ 97,271   $ 82,525   $132,751
        4,846      5,180      6,615      7,818      8,375      9,537
     $  12.24   $  12.33   $  11.98   $  12.44   $   9.85   $  13.92
        (0.8%)      2.9%      (3.7%)     26.3%     (29.2%)    (17.7%)
           --         --       0.2%       0.2%       0.1%         --
     $    369   $    439   $    473   $    633   $    479   $    537
           54         64         71         91         87         69
     $   6.82   $   6.88   $   6.70   $   6.96   $   5.52   $   7.81
        (0.9%)      2.7%      (3.8%)     26.1%     (29.3%)    (17.9%)
           --         --       0.2%       0.2%       0.1%         --
     $ 10,431   $ 10,732   $ 13,389   $ 16,377   $  8,998   $  9,015
        1,794      1,827      2,343      2,754      1,907      1,350
     $   5.82   $   5.87   $   5.72   $   5.95   $   4.72   $   6.68
        (0.9%)      2.7%      (3.9%)     26.0%     (29.4%)    (17.8%)
           --         --       0.2%       0.2%       0.1%         --
     $  3,060   $  3,000   $  3,497   $  3,610   $  1,117   $     --
          313        304        364        362        141         --
     $   9.79   $   9.87   $   9.60   $   9.97   $   7.90   $     --
        (0.8%)      2.9%      (3.7%)     26.2%     (21.0%)        --
           --         --       0.2%       0.2%       0.3%         --
     $     99   $     90   $     77   $     48   $     --   $     --
            8          8          7          4         --         --
     $  11.75   $  11.87   $  11.58   $  12.08   $   9.60   $     --
        (1.0%)      2.4%      (4.1%)     25.8%      (4.0%)        --
           --         --       0.3%       0.3%         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                         MID CAP CORE--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 47,968   $ 47,318   $ 38,315   $ 24,078   $ 15,024   $  6,859
Units Outstanding..................................       3,107      3,204      2,964      2,245      1,872        734
Variable Accumulation Unit Value...................    $  15.43   $  14.77   $  12.92   $  10.73   $   8.03   $   9.35
Total Return.......................................        4.5%      14.3%      20.5%      33.6%     (14.1%)     (6.5%)
Investment Income Ratio............................          --       0.6%       0.6%       0.5%       0.4%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    435   $    313   $    155   $    170   $     69   $     --
Units Outstanding..................................          26         20         11         15          8         --
Variable Accumulation Unit Value...................    $  16.59   $  15.89   $  13.93   $  11.57   $   8.67   $     --
Total Return.......................................        4.4%      14.1%      20.3%      33.4%     (13.3%)        --
Investment Income Ratio............................          --       0.7%       0.4%       0.5%       0.5%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,077   $ 20,574   $ 15,820   $ 11,573   $  3,510   $    241
Units Outstanding..................................       1,323      1,348      1,182      1,040        420         25
Variable Accumulation Unit Value...................    $  15.93   $  15.27   $  13.39   $  11.13   $   8.35   $   9.74
Total Return.......................................        4.4%      14.0%      20.3%      33.3%     (14.3%)     (2.6%)
Investment Income Ratio............................          --       0.6%       0.5%       0.6%       0.7%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,833   $  6,824   $  5,835   $  4,278   $  1,240   $     --
Units Outstanding..................................         437        456        445        393        152         --
Variable Accumulation Unit Value...................    $  15.63   $  14.96   $  13.10   $  10.88   $   8.14   $     --
Total Return.......................................        4.5%      14.2%      20.4%      33.5%     (18.6%)        --
Investment Income Ratio............................          --       0.6%       0.5%       0.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     28   $     27   $     24   $     45   $     10   $     --
Units Outstanding..................................           2          2          2          4          1         --
Variable Accumulation Unit Value...................    $  18.35   $  17.60   $  15.47   $  12.90   $   9.70   $     --
Total Return.......................................        4.2%      13.7%      20.0%      33.0%      (3.0%)        --
Investment Income Ratio............................          --       0.5%       0.3%       0.6%       1.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                    MAINSTAY VP                                      MAINSTAY VP
                           MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
          ---------------------------------------------------------------   ------------------------------
            2006       2005       2004       2003       2002       2001       2006       2005       2004
          ------------------------------------------------------------------------------------------------
          $ 71,320   $ 66,803   $ 54,207   $ 36,546   $ 11,317   $  7,773   $ 91,256   $ 96,022   $ 89,742
             5,274      5,239      4,905      3,998      1,768        855      6,895      7,547      7,353
          $  13.53   $  12.76   $  11.05   $   9.14   $   6.40   $   9.09   $  13.24   $  12.72   $  12.20
              6.0%      15.5%      20.9%      42.8%     (29.6%)     (9.1%)      4.1%       4.2%      15.9%
                --         --         --         --         --         --         --       0.8%       0.9%

          $    495   $    470   $    292   $    198   $    142   $     55   $    631   $    715   $    807
                29         29         21         17         17          5         48         57         67
          $  17.22   $  16.26   $  14.10   $  11.68   $   8.19   $  11.65   $  13.10   $  12.59   $  12.10
              5.9%      15.3%      20.7%      42.6%     (29.7%)     16.5%       4.0%       4.1%      15.7%
                --         --         --         --         --         --         --       0.7%       0.9%

          $ 27,764   $ 26,887   $ 22,005   $ 17,706   $  3,961   $    365   $ 41,331   $ 43,214   $ 40,034
             2,022      2,077      1,958      1,901        606         39      3,107      3,378      3,255
          $  13.72   $  12.96   $  11.24   $   9.32   $   6.54   $   9.30   $  13.31   $  12.79   $  12.30
              5.9%      15.3%      20.7%      42.5%     (29.7%)     (7.0%)      4.0%       4.0%      15.7%
                --         --         --         --         --         --         --       0.8%       0.9%

          $  9,786   $  9,387   $  7,944   $  5,924   $  1,392   $     --   $ 13,811   $ 13,991   $ 13,799
               662        672        657        592        199         --      1,072      1,127      1,158
          $  14.79   $  13.96   $  12.09   $  10.01   $   7.01   $     --   $  12.92   $  12.42   $  11.92
              6.0%      15.4%      20.8%      42.7%     (29.9%)        --       4.1%       4.2%      15.9%
                --         --         --         --         --         --         --       0.8%       0.9%

          $     25   $     45   $    106   $    107   $     15   $     --   $    216   $    259   $    378
                 1          2          6          7          2         --         17         21         32
          $  21.22   $  20.06   $  17.45   $  14.50   $  10.20   $     --   $  12.90   $  12.42   $  11.97
              5.8%      15.0%      20.4%      42.1%       2.0%         --       3.9%       3.8%      15.4%
                --         --         --         --         --         --         --       0.6%       0.8%

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --


                   MAINSTAY VP
           MID CAP VALUE--INITIAL CLASS
          ------------------------------
            2003       2002       2001
          ------------------------------
          $ 65,297   $ 44,528   $ 17,502
             6,201      5,378      1,781
          $  10.53   $   8.28   $   9.83
             27.2%     (15.8%)     (1.7%)
              1.1%       1.3%       1.6%
          $    678   $    549   $    109
                65         67         11
          $  10.45   $   8.23   $   9.78
             27.0%     (15.9%)     (2.2%)
              1.0%       1.6%       2.4%
          $ 30,861   $ 15,132   $  1,409
             2,903      1,806        141
          $  10.63   $   8.38   $   9.96
             26.9%     (15.9%)     (0.4%)
              1.2%       2.1%       3.2%
          $ 11,463   $  3,414   $     --
             1,114        422         --
          $  10.29   $   8.09   $     --
             27.1%     (19.1%)        --
              1.3%       3.9%         --
          $    302   $    113   $     --
                29         14         --
          $  10.37   $   8.19   $     --
             26.6%     (18.1%)        --
              1.2%       3.5%         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                        S&P 500 INDEX--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $423,062   $463,829   $533,383   $535,415   $447,495   $647,391
Units Outstanding..................................      17,791     19,872     23,603     25,814     27,274     30,265
Variable Accumulation Unit Value...................    $  23.78   $  23.35   $  22.60   $  20.74   $  16.41   $  21.39
Total Return.......................................        1.9%       3.3%       9.0%      26.4%     (23.3%)    (13.3%)
Investment Income Ratio............................          --       1.1%       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,227   $  1,578   $  1,797   $  1,788   $  1,559   $  1,826
Units Outstanding..................................         137        179        210        227        250        224
Variable Accumulation Unit Value...................    $   8.99   $   8.83   $   8.56   $   7.87   $   6.23   $   8.14
Total Return.......................................        1.8%       3.2%       8.8%      26.2%     (23.4%)    (13.4%)
Investment Income Ratio............................          --       1.1%       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 67,343   $ 72,357   $ 76,899   $ 70,812   $ 37,642   $ 16,799
Units Outstanding..................................       7,713      8,434      9,241      9,253      6,206      2,120
Variable Accumulation Unit Value...................    $   8.73   $   8.58   $   8.32   $   7.65   $   6.07   $   7.92
Total Return.......................................        1.8%       3.1%       8.7%      26.2%     (23.5%)    (13.5%)
Investment Income Ratio............................          --       1.2%       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 20,367   $ 21,290   $ 21,843   $ 19,067   $  5,417   $     --
Units Outstanding..................................       1,716      1,826      1,935      1,839        660         --
Variable Accumulation Unit Value...................    $  11.87   $  11.66   $  11.29   $  10.37   $   8.20   $     --
Total Return.......................................        1.8%       3.3%       8.9%      26.4%     (18.0%)        --
Investment Income Ratio............................          --       1.2%       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    347   $    345   $    414   $    264   $     76   $     --
Units Outstanding..................................          25         25         31         21          8         --
Variable Accumulation Unit Value...................    $  14.04   $  13.82   $  13.43   $  12.39   $   9.84   $     --
Total Return.......................................        1.6%       2.9%       8.5%      25.8%      (1.6%)        --
Investment Income Ratio............................          --       1.1%       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              MAINSTAY VP                                      MAINSTAY VP
                    SMALL CAP GROWTH--INITIAL CLASS                    TOTAL RETURN--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $ 37,620   $ 38,454   $ 45,369   $ 40,155   $ 17,889   $ 12,197   $162,777   $179,431   $216,659
       3,353      3,613      4,375      4,177      2,600      1,286      8,617      9,593     12,145
    $  11.22   $  10.64   $  10.37   $   9.61   $   6.88   $   9.48   $  18.90   $  18.74   $  17.84
        5.4%       2.6%       7.9%      39.7%     (27.4%)     (5.2%)      0.9%       5.0%       4.9%
          --         --         --         --         --         --         --       1.4%       1.6%

    $    178   $    363   $    449   $    426   $    267   $    268   $    463   $    500   $    724
          15         33         42         43         38         28         53         58         88
    $  11.47   $  10.89   $  10.63   $   9.86   $   7.07   $   9.76   $   8.67   $   8.60   $   8.20
        5.4%       2.5%       7.7%      39.5%     (27.5%)     (2.4%)      0.8%       4.9%       4.7%
          --         --         --         --         --         --         --       1.3%       1.0%

    $ 16,075   $ 16,095   $ 18,573   $ 17,970   $  5,362   $    786   $ 17,322   $ 18,186   $ 21,718
       1,447      1,527      1,804      1,879        782         83      2,092      2,210      2,767
    $  11.11   $  10.55   $  10.30   $   9.56   $   6.86   $   9.47   $   8.29   $   8.23   $   7.85
        5.3%       2.4%       7.7%      39.4%     (27.6%)     (5.3%)      0.8%       4.8%       4.7%
          --         --         --         --         --         --         --       1.4%       1.7%

    $  7,456   $  7,745   $  8,101   $  7,514   $  1,798   $     --   $  6,288   $  6,488   $  6,866
         618        677        726        726        243         --        550        573        636
    $  12.07   $  11.45   $  11.16   $  10.35   $   7.41   $     --   $  11.42   $  11.33   $  10.79
        5.4%       2.6%       7.8%      39.7%     (25.9%)        --       0.9%       5.0%       4.8%
          --         --         --         --         --         --         --       1.5%       1.7%

    $     58   $     78   $    130   $    126   $     14   $     --   $    113   $    308   $    351
           4          6         10         11          2         --          9         24         29
    $  13.34   $  12.68   $  12.41   $  11.55   $   8.31   $     --   $  12.82   $  12.74   $  12.19
        5.2%       2.2%       7.4%      39.1%     (16.9%)        --       0.6%       4.6%       4.4%
          --         --         --         --         --         --         --       1.4%       1.8%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --


              MAINSTAY VP
      TOTAL RETURN--INITIAL CLASS
     ------------------------------
       2003       2002       2001
     ------------------------------
     $233,917   $213,473   $296,704
       13,754     14,813     16,939
     $  17.01   $  14.41   $  17.52
        18.0%     (17.7%)    (11.9%)
         1.9%       2.3%       2.5%
     $  1,895   $  1,847   $  2,444
          242        278        302
     $   7.83   $   6.64   $   8.09
        17.8%     (17.8%)    (12.1%)
         1.7%       2.4%       3.1%
     $ 21,510   $ 11,221   $  5,557
        2,868      1,762        717
     $   7.50   $   6.37   $   7.75
        17.8%     (17.9%)    (12.1%)
         2.3%       3.6%       5.2%
     $  6,662   $  2,063   $     --
          647        236         --
     $  10.29   $   8.73   $     --
        18.0%     (12.7%)        --
         2.6%      11.3%         --
     $    305   $     12   $     --
           26          1         --
     $  11.67   $   9.93   $     --
        17.5%      (0.7%)        --
         3.1%      23.1%         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                            VALUE--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $177,597   $184,372   $205,052   $202,324   $169,824   $213,977
Units Outstanding..................................       8,040      8,804     10,255     11,104     11,706     11,482
Variable Accumulation Unit Value...................    $  22.11   $  20.95   $  19.99   $  18.22   $  14.51   $  18.64
Total Return.......................................        5.5%       4.8%       9.7%      25.6%     (22.2%)     (1.0%)
Investment Income Ratio............................          --       1.1%       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    751   $    936   $  1,017   $  1,072   $    903   $    802
Units Outstanding..................................          58         77         87        101        106         73
Variable Accumulation Unit Value...................    $  12.86   $  12.20   $  11.66   $  10.64   $   8.49   $  10.92
Total Return.......................................        5.4%       4.6%       9.6%      25.4%     (22.3%)     (1.1%)
Investment Income Ratio............................          --       1.1%       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,964   $ 42,103   $ 40,492   $ 36,811   $ 22,026   $ 10,836
Units Outstanding..................................       3,423      3,616      3,635      3,619      2,714      1,037
Variable Accumulation Unit Value...................    $  12.28   $  11.65   $  11.14   $  10.17   $   8.11   $  10.44
Total Return.......................................        5.4%       4.6%       9.5%      25.4%     (22.3%)     (1.2%)
Investment Income Ratio............................          --       1.2%       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,700   $ 11,565   $ 11,987   $ 11,041   $  3,870   $     --
Units Outstanding..................................       1,003      1,046      1,135      1,147        505         --
Variable Accumulation Unit Value...................    $  11.66   $  11.06   $  10.56   $   9.63   $   7.67   $     --
Total Return.......................................        5.5%       4.7%       9.7%      25.5%     (23.3%)        --
Investment Income Ratio............................          --       1.2%       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    148   $    179   $    234   $    230   $     50   $     --
Units Outstanding..................................          12         15         21         22          6         --
Variable Accumulation Unit Value...................    $  12.52   $  11.89   $  11.40   $  10.43   $   8.34   $     --
Total Return.......................................        5.3%       4.3%       9.2%      25.0%     (16.6%)        --
Investment Income Ratio............................          --       1.0%       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                  ALGER AMERICAN                                             AMSOUTH
                              SMALL CAPITALIZATION--                                        ENHANCED
                                  CLASS O SHARES                                           MARKET FUND
          ---------------------------------------------------------------   -----------------------------------------
            2006       2005       2004       2003       2002       2001       2006       2005       2004       2003
          -----------------------------------------------------------------------------------------------------------
          $ 70,108   $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 66,445   $     --   $     --   $     --   $     --
             5,623      5,793      6,515      6,994      7,192      7,864         --         --         --         --
          $  12.47   $  11.43   $   9.92   $   8.63   $   6.15   $   8.45   $     --   $     --   $     --   $     --
              9.1%      15.3%      15.0%      40.4%     (27.3%)    (30.5%)        --         --         --         --
                --         --         --         --         --       0.1%         --         --         --         --

          $    490   $    430   $    442   $    418   $    417   $    514   $     --   $     --   $     --   $     --
                56         54         64         69         97         87         --         --         --         --
          $   8.71   $   7.99   $   6.94   $   6.05   $   4.31   $   5.94   $     --   $     --   $     --   $     --
              9.0%      15.1%      14.8%      40.2%     (27.4%)    (30.6%)        --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 14,182   $ 12,448   $ 12,381   $ 10,455   $  5,200   $  5,162   $     --   $     --   $  2,576   $  2,415
             1,756      1,686      1,925      1,865      1,299        936         --         --        288        293
          $   8.07   $   7.40   $   6.43   $   5.61   $   4.00   $   5.51   $     --   $     --   $   8.94   $   8.24
              9.0%      15.0%      14.7%      40.1%     (27.4%)    (30.7%)        --         --       8.5%      26.2%
                --         --         --         --         --         --         --         --       0.9%       0.8%

          $  3,515   $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --
               212        204        185        175         46         --         --         --         --         --
          $  16.58   $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --
              9.1%      15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    119   $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --
                 6          7          9          4         --         --         --         --         --         --
          $  19.33   $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --
              8.9%      14.7%      14.4%      35.2%         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133
                --         --         --         --         --         --         --         --         34         12
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29
                --         --         --         --         --         --         --         --       8.4%      12.9%
                --         --         --         --         --         --         --         --       1.1%       1.1%


                AMSOUTH
               ENHANCED
              MARKET FUND
          -------------------
            2002       2001
          -------------------
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --
          $  1,562   $  1,112
               239        127
          $   6.53   $   8.75
             25.4%     (12.5%)
              0.5%       0.1%
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                   AMSOUTH
                                                                                INTERNATIONAL
                                                                                 EQUITY FUND
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $     --   $     --   $    558   $    361   $    139   $    116
Units Outstanding..................................          --         --         44         36         21         14
Variable Accumulation Unit Value...................    $     --   $     --   $  12.65   $  10.16   $   6.71   $   8.16
Total Return.......................................          --         --      24.5%      51.3%     (17.7%)    (18.4%)
Investment Income Ratio............................          --         --         --       0.9%       0.3%         --

SERIES IV POLICIES (d)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $    194   $     32   $     --   $     --
Units Outstanding..................................          --         --         12          3         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $  15.65   $  12.59   $     --   $     --
Total Return.......................................          --         --      24.3%      25.9%         --         --
Investment Income Ratio............................          --         --         --       3.1%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                      AMSOUTH                                                AMSOUTH
                                  LARGE CAP FUND                                          MID CAP FUND
          ---------------------------------------------------------------   -----------------------------------------
            2006       2005       2004       2003       2002       2001       2006       2005       2004       2003
          -----------------------------------------------------------------------------------------------------------
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $  3,896   $  3,889   $  2,526   $  1,883   $     --   $     --   $  1,695   $  1,412
                --         --        460        478        385        216         --         --        199        189
          $     --   $     --   $   8.46   $   8.13   $   6.57   $   8.72   $     --   $     --   $   8.50   $   7.48
                --         --       4.1%      23.8%     (24.7%)    (12.8%)        --         --      13.7%      32.0%
                --         --       0.3%       0.2%       0.2%         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $    561   $    134   $     --   $     --   $     --   $     --   $    272   $     86
                --         --         49         12         --         --         --         --         20          7
          $     --   $     --   $  11.42   $  10.99   $     --   $     --   $     --   $     --   $  13.37   $  11.78
                --         --       3.9%       9.9%         --         --         --         --      13.5%      17.8%
                --         --       0.4%       0.4%         --         --         --         --         --         --


                AMSOUTH
             MID CAP FUND
          -------------------
            2002       2001
          -------------------
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --
          $    826   $    515
               146         70
          $   5.66   $   7.38
            (23.2%)    (26.2%)
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
                --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                   CALVERT
                                                                                   SOCIAL
                                                                                  BALANCED
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 26,080   $ 28,572   $ 30,071   $ 27,683   $ 23,139   $ 27,380
Units Outstanding..................................       1,410      1,536      1,684      1,655      1,627      1,668
Variable Accumulation Unit Value...................    $  18.53   $  18.61   $  17.86   $  16.73   $  14.22   $  16.41
Total Return.......................................       (0.4%)      4.2%       6.8%      17.7%     (13.4%)     (8.3%)
Investment Income Ratio............................          --       1.7%       1.7%       2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    208   $    155   $    157   $    125   $    111   $     98
Units Outstanding..................................          22         16         17         14         15         11
Variable Accumulation Unit Value...................    $   9.62   $   9.66   $   9.29   $   8.71   $   7.42   $   8.57
Total Return.......................................       (0.5%)      4.0%       6.6%      17.5%     (13.5%)     (8.4%)
Investment Income Ratio............................          --       1.9%       1.6%       1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,053   $ 10,766   $ 10,514   $  8,419   $  3,779   $  1,957
Units Outstanding..................................       1,078      1,148      1,166        995        524        235
Variable Accumulation Unit Value...................    $   9.33   $   9.37   $   9.02   $   8.46   $   7.21   $   8.34
Total Return.......................................       (0.5%)      4.0%       6.5%      17.4%     (13.5%)     (8.4%)
Investment Income Ratio............................          --       1.8%       1.8%       2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,561   $  5,075   $  4,417   $  2,279   $    352   $     --
Units Outstanding..................................         463        421        382        210         38         --
Variable Accumulation Unit Value...................    $  12.01   $  12.06   $  11.58   $  10.85   $   9.23   $     --
Total Return.......................................       (0.4%)      4.1%       6.7%      17.6%      (7.7%)        --
Investment Income Ratio............................          --       1.9%       2.1%       3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    800   $    833   $    751   $     70   $      5   $     --
Units Outstanding..................................          62         64         60          6          1         --
Variable Accumulation Unit Value...................    $  12.94   $  13.02   $  12.55   $  11.81   $  10.08   $     --
Total Return.......................................       (0.6%)      3.7%       6.3%      17.1%       0.8%         --
Investment Income Ratio............................          --       1.9%       2.7%       4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,532   $  2,345   $  1,673   $    469   $     --   $     --
Units Outstanding..................................         214        197        146         43         --         --
Variable Accumulation Unit Value...................    $  11.86   $  11.92   $  11.48   $  10.80   $     --   $     --
Total Return.......................................       (0.6%)      3.8%       6.4%       8.0%         --         --
Investment Income Ratio............................          --       2.1%       2.5%       7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              DREYFUS IP                                             FIDELITY(R)
                          TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                            INITIAL SHARES                                          INITIAL CLASS
    ---------------------------------------------------------------   -----------------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $ 11,958   $ 12,609   $ 16,780   $ 17,740   $  4,790   $  3,197   $339,226   $346,947   $319,270   $291,995
       1,401      1,423      1,936      2,027        815        325     13,568     14,328     15,206     15,836
    $   8.55   $   8.87   $   8.67   $   8.75   $   5.88   $   9.84   $  25.02   $  24.21   $  21.00   $  18.44
       (3.7%)      2.3%      (0.9%)     48.9%     (40.3%)     (1.6%)      3.3%      15.3%      13.9%      26.7%
          --         --         --         --         --         --       1.0%       0.3%       0.3%       0.5%

    $    217   $     91   $    113   $    182   $    156   $     23   $  1,856   $  1,588   $  1,465   $  1,321
          21          8         11         17         22          2        142        126        133        136
    $  10.38   $  10.79   $  10.56   $  10.67   $   7.18   $  12.03   $  13.09   $  12.68   $  11.02   $   9.69
       (3.7%)      2.2%      (1.1%)     48.6%     (40.3%)     20.3%       3.2%      15.1%      13.7%      26.5%
          --         --         --         --         --         --       1.0%       0.3%       0.3%       0.4%

    $  5,860   $  6,397   $  8,362   $ 10,676   $  2,060   $    587   $ 60,781   $ 58,804   $ 48,944   $ 41,757
         678        715        952      1,201        344         58      4,835      4,831      4,625      4,484
    $   8.64   $   8.98   $   8.79   $   8.89   $   5.98   $  10.03   $  12.57   $  12.18   $  10.58   $   9.31
       (3.8%)      2.1%      (1.1%)     48.6%     (40.4%)      0.3%       3.2%      15.1%      13.6%      26.4%
          --         --         --         --         --         --       1.0%       0.3%       0.3%       0.3%

    $  1,888   $  2,156   $  2,402   $  2,206   $    367   $     --   $ 18,772   $ 18,030   $ 14,290   $ 11,685
         182        200        228        207         51         --      1,269      1,259      1,149      1,070
    $  10.39   $  10.79   $  10.55   $  10.65   $   7.16   $     --   $  14.80   $  14.33   $  12.43   $  10.93
       (3.7%)      2.3%      (1.0%)     48.8%     (28.4%)        --       3.3%      15.3%      13.8%      26.6%
          --         --         --         --         --         --       1.0%       0.3%       0.3%       0.3%

    $     39   $     45   $     29   $     32   $     --   $     --   $    601   $    732   $    526   $    398
           3          3          2          2         --         --         34         43         36         31
    $  13.69   $  14.24   $  13.97   $  14.17   $     --   $     --   $  17.43   $  16.91   $  14.73   $  12.99
       (3.9%)      1.9%      (1.4%)     41.7%         --         --       3.1%      14.8%      13.4%      26.1%
          --         --         --         --         --         --       1.1%       0.3%       0.3%       0.2%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --


         FIDELITY(R)
     VIP CONTRAFUND(R)--
        INITIAL CLASS
     -------------------
       2002       2001
     -------------------
     $238,091   $279,422
       16,358     17,160
     $  14.56   $  16.28
       (10.6%)    (13.5%)
         0.8%       0.8%
     $    981   $    883
          128        103
     $   7.66   $   8.58
       (10.7%)    (13.6%)
         0.8%       0.6%
     $ 19,347   $  9,054
        2,627      1,097
     $   7.37   $   8.26
       (10.8%)    (13.6%)
         0.6%       0.3%
     $  3,664   $     --
          425         --
     $   8.63   $     --
       (13.7%)        --
           --         --
     $     53   $     --
            5         --
     $  10.30   $     --
         3.0%         --
           --         --
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                               FIDELITY(R)
                                                                           VIP EQUITY-INCOME--
                                                                              INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $165,844   $173,409   $189,506   $179,594   $144,348   $175,541
Units Outstanding..................................     8,621      9,399     10,725     11,179     11,548     11,501
Variable Accumulation Unit Value...................  $  19.25   $  18.45   $  17.67   $  16.07   $  12.50   $  15.26
Total Return.......................................      4.4%       4.4%      10.0%      28.5%     (18.1%)     (6.3%)
Investment Income Ratio............................      3.4%       1.7%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    777   $    662   $  1,372   $    877   $    626   $    529
Units Outstanding..................................        62         55        119         84         77         53
Variable Accumulation Unit Value...................  $  12.49   $  11.97   $  11.49   $  10.46   $   8.15   $   9.97
Total Return.......................................      4.3%       4.2%       9.8%      28.3%     (18.2%)     (6.4%)
Investment Income Ratio............................      3.3%       1.8%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 38,072   $ 37,734   $ 39,178   $ 36,552   $ 20,493   $ 12,157
Units Outstanding..................................     3,098      3,203      3,465      3,548      2,552      1,237
Variable Accumulation Unit Value...................  $  12.28   $  11.78   $  11.31   $  10.30   $   8.03   $   9.83
Total Return.......................................      4.2%       4.2%       9.8%      28.3%     (18.3%)     (6.5%)
Investment Income Ratio............................      3.4%       1.7%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,651   $  9,392   $  9,223   $  8,099   $  2,204   $     --
Units Outstanding..................................       770        782        801        773        270         --
Variable Accumulation Unit Value...................  $  12.53   $  12.01   $  11.51   $  10.47   $   8.15   $     --
Total Return.......................................      4.3%       4.3%       9.9%      28.5%     (18.5%)        --
Investment Income Ratio............................      3.4%       1.6%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    474   $    694   $    651   $    370   $     72   $     --
Units Outstanding..................................        38         58         56         35          9         --
Variable Accumulation Unit Value...................  $  12.49   $  12.00   $  11.54   $  10.54   $   8.24   $     --
Total Return.......................................      4.1%       3.9%       9.5%      27.9%     (17.6%)        --
Investment Income Ratio............................      4.1%       1.6%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          JANUS ASPEN SERIES                                JANUS ASPEN SERIES
                              BALANCED--                                    WORLDWIDE GROWTH--
                         INSTITUTIONAL SHARES                              INSTITUTIONAL SHARES
    ---------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $395,466   $438,220   $501,432   $541,659   $534,854   $607,299   $168,611   $189,175   $231,574
      17,927     20,068     24,437     28,250     31,372     32,862     10,594     11,939     15,251
    $  22.07   $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.93   $  15.85   $  15.18
        1.0%       6.5%       7.0%      12.5%      (7.7%)     (6.0%)      0.5%       4.4%       3.3%
        2.2%       2.2%       2.2%       2.2%       2.4%       2.7%       2.1%       1.3%       1.0%

    $  1,710   $  1,886   $  2,176   $  2,620   $  2,506   $  2,538   $    742   $    829   $    985
         150        167        205        264        283        264        110        123        152
    $  11.40   $  11.29   $  10.62   $   9.94   $   8.85   $   9.61   $   6.76   $   6.74   $   6.46
        0.9%       6.3%       6.9%      12.3%      (7.9%)     (6.2%)      0.4%       4.2%       3.2%
        2.2%       2.2%       2.1%       2.2%       2.5%       3.0%       1.8%       1.3%       0.9%

    $ 62,826   $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $ 14,023   $ 14,690   $ 16,987
       5,869      6,178      7,429      8,458      6,575      2,875      2,261      2,375      2,864
    $  10.72   $  10.62   $  10.00   $   9.36   $   8.34   $   9.06   $   6.20   $   6.18   $   5.93
        0.9%       6.2%       6.8%      12.2%      (7.9%)     (6.1%)      0.4%       4.2%       3.1%
        2.3%       2.2%       2.2%       2.4%       3.1%       4.0%       2.2%       1.4%       1.0%

    $ 19,056   $ 19,881   $ 21,177   $ 21,004   $  8,129   $     --   $  5,504   $  5,713   $  6,016
       1,607      1,691      1,916      2,032        884         --        534        557        612
    $  11.88   $  11.76   $  11.05   $  10.33   $   9.19   $     --   $  10.30   $  10.25   $   9.83
        1.0%       6.4%       7.0%      12.4%      (8.1%)        --       0.4%       4.3%       3.3%
        2.2%       2.3%       2.3%       2.6%       5.6%         --       2.2%       1.4%       1.0%

    $    485   $    680   $    647   $    513   $     82   $     --   $     97   $    134   $    135
          40         56         57         48          9         --          7         10         11
    $  12.20   $  12.10   $  11.42   $  10.72   $   9.57   $     --   $  12.98   $  12.97   $  12.48
        0.8%       6.0%       6.5%      12.0%      (4.3%)        --       0.1%       3.9%       2.9%
        2.1%       2.3%       2.4%       2.9%       5.1%         --       1.9%       1.4%       1.2%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --


           JANUS ASPEN SERIES
           WORLDWIDE GROWTH--
          INSTITUTIONAL SHARES
     ------------------------------
       2003       2002       2001
     ------------------------------
     $266,039   $250,712   $385,523
       18,103     20,859     23,563
     $  14.70   $  12.02   $  16.36
        22.3%     (26.5%)    (23.5%)
         1.1%       0.9%       0.5%
     $  1,136   $  1,024   $  1,111
          181        199        159
     $   6.27   $   5.13   $   7.00
        22.1%     (26.6%)    (23.6%)
         1.0%       0.7%       0.5%
     $ 20,011   $ 13,227   $ 11,124
        3,479      2,806      1,730
     $   5.75   $   4.71   $   6.43
        22.0%     (26.7%)    (23.6%)
         1.4%       1.0%       0.7%
     $  6,275   $  2,078   $     --
          659        267         --
     $   9.52   $   7.79   $     --
        22.2%     (22.1%)        --
         1.3%       2.5%         --
     $     84   $     --   $     --
            7         --         --
     $  12.13   $   9.96   $     --
        21.8%      (0.4%)        --
         1.2%         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                   MFS(R)
                                                                          INVESTORS TRUST SERIES--
                                                                                INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 19,277   $ 21,375   $ 24,302   $ 24,572   $ 22,189   $ 29,963
Units Outstanding..................................       1,950      2,160      2,599      2,885      3,138      3,303
Variable Accumulation Unit Value...................    $   9.89   $   9.90   $   9.35   $   8.52   $   7.07   $   9.07
Total Return.......................................       (0.1%)      5.8%       9.8%      20.5%     (22.1%)    (17.2%)
Investment Income Ratio............................        1.0%       0.6%       0.6%       0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    322   $    323   $    368   $    340   $    260   $    231
Units Outstanding..................................          37         37         44         45         41         29
Variable Accumulation Unit Value...................    $   8.73   $   8.75   $   8.28   $   7.55   $   6.28   $   8.07
Total Return.......................................       (0.2%)      5.7%       9.6%      20.3%     (22.2%)    (17.2%)
Investment Income Ratio............................        1.0%       0.6%       0.6%       0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,312   $  5,819   $  6,024   $  5,795   $  4,309   $  4,146
Units Outstanding..................................         619        677        740        780        698        522
Variable Accumulation Unit Value...................    $   8.58   $   8.60   $   8.14   $   7.43   $   6.18   $   7.94
Total Return.......................................       (0.2%)      5.6%       9.6%      20.2%     (22.2%)    (17.3%)
Investment Income Ratio............................        1.0%       0.6%       0.6%       0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,228   $  1,287   $  1,319   $  1,236   $    463   $     --
Units Outstanding..................................         108        113        123        126         57         --
Variable Accumulation Unit Value...................    $  11.36   $  11.37   $  10.75   $   9.80   $   8.14   $     --
Total Return.......................................       (0.1%)      5.8%       9.8%      20.4%     (18.6%)        --
Investment Income Ratio............................        0.9%       0.6%       0.6%       0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     67   $     91   $     91   $     74   $     --   $     --
Units Outstanding..................................           5          6          7          6         --         --
Variable Accumulation Unit Value...................    $  14.29   $  14.35   $  13.62   $  12.46   $     --   $     --
Total Return.......................................       (0.4%)      5.4%       9.3%      24.6%         --         --
Investment Income Ratio............................        0.7%       0.6%       0.6%       0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                MFS(R)                                            MFS(R)
                               RESEARCH                                         UTILITIES
                         SERIES--INITIAL CLASS                            SERIES--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $ 26,894   $ 30,730   $ 34,542   $ 33,395   $ 29,511   $ 46,896   $  1,717   $  2,771   $  1,792
       2,539      2,867      3,422      3,779      4,107      4,857        120        208        155
    $  10.60   $  10.73   $  10.09   $   8.84   $   7.19   $   9.66   $  14.35   $  13.33   $  11.57
       (1.2%)      6.3%      14.2%      23.0%     (25.6%)    (22.4%)      7.7%      15.2%      28.4%
        1.0%       0.5%       1.1%       0.7%       0.3%         --       3.7%       0.5%       1.3%

    $    237   $    246   $    298   $    307   $    270   $    376   $     29   $     19   $     23
          32         32         42         49         53         55          2          1          2
    $   7.49   $   7.59   $   7.15   $   6.27   $   5.10   $   6.87   $  16.85   $  15.66   $  13.61
       (1.3%)      6.1%      14.1%      22.8%     (25.7%)    (22.5%)      7.6%      15.0%      28.2%
        1.0%       0.5%       1.1%       0.7%       0.3%         --       3.7%       0.6%       1.3%

    $  5,215   $  5,561   $  6,554   $  6,172   $  4,401   $  5,269   $  2,386   $  2,247   $  1,955
         728        767        958      1,029        900        801        177        180        180
    $   7.16   $   7.26   $   6.84   $   6.00   $   4.89   $   6.58   $  13.45   $  12.50   $  10.87
       (1.3%)      6.1%      14.0%      22.7%     (25.7%)    (22.5%)      7.6%      15.0%      28.1%
        1.0%       0.5%       1.1%       0.6%       0.3%         --       4.3%       0.6%       1.4%

    $  1,084   $  1,131   $  1,125   $  1,035   $    357   $     --   $    146   $    147   $    132
          93         96        102        107         45         --          7          7          8
    $  11.62   $  11.76   $  11.07   $   9.69   $   7.89   $     --   $  21.70   $  20.16   $  17.50
       (1.2%)      6.3%      14.2%      22.9%     (21.1%)        --       7.7%      15.2%      28.3%
        1.0%       0.5%       1.1%       0.6%         --         --       4.5%       0.6%       1.5%

    $      7   $     22   $     27   $      8   $     --   $     --   $     35   $     55   $     44
          --          2          2          1         --         --          2          3          3
    $  14.03   $  14.23   $  13.44   $  11.82   $   9.65   $     --   $  19.25   $  17.92   $  15.62
       (1.4%)      5.8%      13.7%      22.5%      (3.5%)        --       7.4%      14.7%      27.8%
        1.2%       0.4%       0.5%       0.2%         --         --       5.1%       0.6%       1.3%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --


                 MFS(R)
               UTILITIES
         SERIES--INITIAL CLASS
     ------------------------------
       2003       2002       2001
     ------------------------------
     $    870   $    299   $    135
           97         45         15
     $   9.01   $   6.72   $   8.83
        34.0%     (23.8%)    (11.7%)
         1.7%       2.4%         --
     $     16   $     10   $     --
            2          1         --
     $  10.62   $   7.93   $  10.43
        33.8%     (23.9%)      4.3%
         2.1%       0.3%         --
     $  1,138   $    390   $    258
          134         62         31
     $   8.49   $   6.35   $   8.35
        33.7%     (24.0%)    (16.5%)
         2.1%       3.0%         --
     $    104   $     41   $     --
            8          4         --
     $  13.64   $  10.18   $     --
        33.9%       1.8%         --
         2.2%         --         --
     $     15   $     --   $     --
            1         --         --
     $  12.22   $     --   $     --
        22.2%         --         --
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                              NEUBERGER BERMAN
                                                                                 AMT MID-CAP
                                                                               GROWTH--CLASS I
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,498   $  3,233   $  3,795   $  4,336   $  1,673   $    464
Units Outstanding..................................         302        296        390        511        249         48
Variable Accumulation Unit Value...................    $  11.60   $  10.92   $   9.73   $   8.49   $   6.72   $   9.64
Total Return.......................................        6.3%      12.2%      14.7%      26.3%     (30.3%)     (3.6%)
Investment Income Ratio............................          --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     42   $     43   $     59   $     69   $     26   $      1
Units Outstanding..................................           4          4          6          8          4         --
Variable Accumulation Unit Value...................    $  11.92   $  11.23   $  10.02   $   8.75   $   6.94   $   9.98
Total Return.......................................        6.2%      12.0%      14.5%      26.1%     (30.4%)     (0.2%)
Investment Income Ratio............................          --         --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  3,173   $  2,913   $  3,531   $  3,204   $  1,192   $    184
Units Outstanding..................................         265        258        350        364        171         18
Variable Accumulation Unit Value...................    $  11.98   $  11.28   $  10.08   $   8.81   $   6.99   $  10.05
Total Return.......................................        6.2%      11.9%      14.5%      26.0%     (30.5%)      0.5%
Investment Income Ratio............................          --         --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    736   $    711   $    672   $    619   $    156   $     --
Units Outstanding..................................          44         45         48         51         16         --
Variable Accumulation Unit Value...................    $  16.69   $  15.71   $  14.01   $  12.22   $   9.68   $     --
Total Return.......................................        6.2%      12.1%      14.6%      26.2%      (3.2%)        --
Investment Income Ratio............................          --         --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     98   $    117   $    110   $     82   $     --   $     --
Units Outstanding..................................           6          8          8          7         --         --
Variable Accumulation Unit Value...................    $  16.01   $  15.11   $  13.53   $  11.85   $   9.42   $     --
Total Return.......................................        6.0%      11.7%      14.2%      25.8%      (5.8%)        --
Investment Income Ratio............................          --         --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


           ROYCE                 ROYCE                                   T. ROWE PRICE
         MICRO-CAP             SMALL-CAP                                    EQUITY
         PORTFOLIO             PORTFOLIO                               INCOME PORTFOLIO
    -------------------   -------------------   ---------------------------------------------------------------
      2006       2005       2006       2005       2006       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 10,603   $  1,905   $  8,952   $  4,337   $144,656   $150,117   $144,311   $117,894   $ 89,634   $ 85,476
         789        159        769        387      9,770     10,552     10,397      9,625      9,056      7,398
    $  13.45   $  12.16   $  11.60   $  11.18   $  14.84   $  14.22   $  13.88   $  12.25   $   9.90   $  11.55
       10.6%      21.6%       3.8%      11.8%       4.3%       2.5%      13.3%      23.7%     (14.3%)        --
          --       1.5%         --         --       1.5%       1.6%       1.6%       1.7%       1.7%       1.6%

    $    455   $     46   $    442   $  1,261   $  1,483   $  1,231   $  1,478   $  1,524   $  1,044   $    902
          33          4         40        119        105         91        112        130        110         81
    $  13.56   $  12.27   $  10.96   $  10.56   $  14.12   $  13.54   $  13.24   $  11.70   $   9.47   $  11.07
       10.5%      22.7%       3.8%       5.6%       4.2%       2.3%      13.2%      23.6%     (14.5%)        --
          --       1.5%         --         --       1.5%       1.5%       1.6%       1.7%       1.7%       1.6%

    $  7,937   $  1,555   $  5,190   $  2,400   $ 54,262   $ 54,289   $ 50,653   $ 41,615   $ 22,371   $  9,712
         594        133        461        221      3,927      4,097      3,910      3,633      2,412        895
    $  13.30   $  12.04   $  11.23   $  10.83   $  13.81   $  13.25   $  12.95   $  11.45   $   9.27   $  10.85
       10.5%      20.4%       3.7%       8.3%       4.2%       2.3%      13.1%      23.5%     (14.5%)        --
          --       1.5%         --         --       1.5%       1.6%       1.6%       1.8%       1.9%       1.9%

    $  7,077   $  2,259   $  5,877   $  3,127   $ 14,742   $ 14,572   $ 13,286   $ 11,020   $  3,453   $     --
         536        190        513        284      1,201      1,236      1,154      1,084        420         --
    $  13.10   $  11.85   $  11.40   $  10.98   $  12.30   $  11.79   $  11.51   $  10.17   $   8.22   $     --
       10.6%      18.5%       3.8%       9.8%       4.3%       2.4%      13.3%      23.7%     (17.8%)        --
          --       1.6%         --         --       1.5%       1.6%       1.6%       1.9%       3.1%         --

    $    238   $     77   $    208   $     62   $    552   $    661   $    634   $    461   $    117   $     --
          18          7         19          6         49         55         54         45         14         --
    $  12.88   $  11.67   $  10.84   $  10.47   $  12.41   $  11.92   $  11.68   $  10.36   $   8.41   $     --
       10.4%      16.7%       3.6%       4.7%       4.1%       2.0%      12.8%      23.2%     (15.9%)        --
          --       2.3%         --         --       1.5%       1.6%       1.6%       1.9%       2.7%         --

    $  4,583   $    854   $  3,520   $  1,622   $     --   $     --   $     --   $     --   $     --   $     --
         345         68        310        148         --         --         --         --         --         --
    $  13.23   $  11.98   $  11.28   $  10.90   $     --   $     --   $     --   $     --   $     --   $     --
       10.4%      19.8%       3.5%       9.0%         --         --         --         --         --         --
          --       2.0%         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                   VAN ECK
                                                                                  WORLDWIDE
                                                                                 HARD ASSETS
                                                       ---------------------------------------------------------------
                                                         2006       2005       2004       2003       2002       2001
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 85,330   $ 66,110   $ 19,773   $ 10,239   $  6,351   $  3,510
Units Outstanding..................................       3,186      2,840      1,271        805        714        378
Variable Accumulation Unit Value...................    $  26.79   $  23.26   $  15.55   $  12.72   $   8.89   $   9.28
Total Return.......................................       15.2%      49.6%      22.3%      43.1%      (4.2%)    (11.7%)
Investment Income Ratio............................        0.1%       0.2%       0.3%       0.4%       0.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  2,685   $  1,299   $    292   $    190   $     49   $     29
Units Outstanding..................................         101         56         19         15          6          3
Variable Accumulation Unit Value...................    $  26.48   $  23.01   $  15.41   $  12.62   $   8.83   $   9.24
Total Return.......................................       15.1%      49.3%      22.1%      42.8%      (4.3%)    (11.8%)
Investment Income Ratio............................        0.1%       0.2%       0.3%       0.3%       0.3%       3.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 70,579   $ 53,056   $ 16,224   $  5,745   $  2,229   $    238
Units Outstanding..................................       2,629      2,279      1,040        449        249         25
Variable Accumulation Unit Value...................    $  26.80   $  23.29   $  15.61   $  12.79   $   8.96   $   9.37
Total Return.......................................       15.0%      49.3%      22.0%      42.8%      (4.4%)    (11.9%)
Investment Income Ratio............................        0.1%       0.2%       0.3%       0.4%       0.2%       1.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,076   $ 27,352   $  7,059   $  1,461   $    326   $     --
Units Outstanding..................................       1,656      1,242        480        121         39         --
Variable Accumulation Unit Value...................    $  25.33   $  22.00   $  14.71   $  12.04   $   8.42   $     --
Total Return.......................................       15.1%      49.5%      22.2%      43.0%     (15.8%)        --
Investment Income Ratio............................        0.1%       0.2%       0.2%       0.3%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,045   $  1,221   $    371   $     63   $     --   $     --
Units Outstanding..................................          64         44         20          4         --         --
Variable Accumulation Unit Value...................    $  31.74   $  27.62   $  18.55   $  15.24   $     --   $     --
Total Return.......................................       14.9%      48.9%      21.7%      52.4%         --         --
Investment Income Ratio............................        0.1%       0.2%       0.1%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 32,988   $ 20,900   $  4,069   $    348   $     --   $     --
Units Outstanding..................................       1,175        853        249         26         --         --
Variable Accumulation Unit Value...................    $  28.01   $  24.36   $  16.35   $  13.42   $     --   $     --
Total Return.......................................       15.0%      49.0%      21.8%      34.2%         --         --
Investment Income Ratio............................        0.1%       0.2%       0.1%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                            VAN KAMPEN UIF
                           EMERGING MARKETS
                            EQUITY--CLASS I
    ---------------------------------------------------------------
      2006       2005       2004       2003       2002       2001
    ---------------------------------------------------------------
    $ 62,518   $ 56,637   $ 39,055   $ 33,055   $ 22,764   $ 25,016
       3,474      3,378      3,076      3,161      3,213      3,172
    $  18.01   $  16.76   $  12.70   $  10.46   $   7.09   $   7.89
        7.5%      32.0%      21.4%      47.6%     (10.2%)     (7.7%)
          --       0.4%       0.7%         --         --         --

    $    662   $    570   $    164   $    697   $    109   $  5,828
          51         47         18         92         21      1,019
    $  12.97   $  12.07   $   9.15   $   7.55   $   5.12   $   5.72
        7.4%      31.8%      21.2%      47.4%     (10.4%)     (7.9%)
          --       0.3%       0.6%         --         --         --

    $ 16,216   $ 13,590   $  7,050   $  5,409   $  2,432   $    594
       1,078        973        663        617        408         89
    $  15.03   $  14.00   $  10.63   $   8.77   $   5.96   $   6.64
        7.4%      31.7%      21.2%      47.3%     (10.3%)     (8.0%)
          --       0.4%       0.7%         --         --         --

    $  3,960   $  3,772   $  1,965   $  1,279   $    456   $     --
         199        203        139        110         58         --
    $  19.98   $  18.60   $  14.10   $  11.62   $   7.88   $     --
        7.4%      31.9%      21.3%      47.5%     (21.2%)        --
          --       0.4%       0.7%         --         --         --

    $    164   $    112   $     57   $     19   $     --   $     --
           6          5          3          1         --         --
    $  25.46   $  23.75   $  18.07   $  14.95   $     --   $     --
        7.2%      31.4%      20.9%      49.5%         --         --
          --       0.4%       0.7%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                      MAINSTAY VP                  MAINSTAY VP                           MAINSTAY VP
                                      BALANCED--                  BASIC VALUE--                             BOND--
                                     SERVICE CLASS                SERVICE CLASS                         SERVICE CLASS
                                   -----------------   -----------------------------------   ------------------------------------
                                    2006      2005      2006      2005      2004     2003     2006      2005      2004      2003
                                   ----------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.....................    $42,263   $32,603   $ 4,743   $ 4,281   $3,119   $  821   $12,444   $11,334   $ 7,474   $2,929
Units Outstanding..............      3,956     3,115       354       332      251       73     1,238     1,110       737      296
Variable Accumulation Unit
 Value.........................    $ 10.68   $ 10.46   $ 13.41   $ 12.87   $12.40   $11.32   $ 10.04   $ 10.20   $ 10.15   $ 9.91
Total Return...................       2.1%      4.6%      4.2%      3.8%     9.6%    13.2%     (1.5%)     0.5%      2.4%    (0.9%)
Investment Income Ratio........         --      1.7%        --      0.9%     1.2%     2.7%        --      3.7%      4.8%    13.3%

SERIES II POLICIES (b)
Net Assets.....................    $ 2,565   $ 1,467   $   130   $    37   $   --   $   --   $   560   $   349   $     5   $   --
Units Outstanding..............        241       136        12         3       --       --        57        35         1       --
Variable Accumulation Unit
 Value.........................    $ 10.62   $ 10.41   $ 10.96   $ 10.53   $10.00   $   --   $  9.90   $ 10.06   $ 10.02   $   --
Total Return...................       2.0%      4.1%      4.1%      5.3%       --       --     (1.6%)     0.3%      0.2%       --
Investment Income Ratio........         --      3.0%        --      3.1%       --       --        --      7.8%     48.1%       --

SERIES III POLICIES (c)
Net Assets.....................    $26,564   $19,146   $ 7,653   $ 7,357   $6,678   $1,807   $24,686   $24,637   $19,603   $6,344
Units Outstanding..............      2,492     1,825       575       576      541      160     2,474     2,427     1,936      640
Variable Accumulation Unit
 Value.........................    $ 10.65   $ 10.44   $ 13.30   $ 12.78   $12.34   $11.29   $  9.99   $ 10.15   $ 10.12   $ 9.91
Total Return...................       2.0%      4.4%      4.1%      3.5%     9.3%    12.9%     (1.6%)     0.3%      2.2%    (0.9%)
Investment Income Ratio........         --      2.2%        --      0.8%     1.1%     2.9%        --      3.4%      4.8%    17.1%

SERIES IV POLICIES (d)
Net Assets.....................    $21,108   $13,881   $ 7,745   $ 7,259   $5,699   $2,039   $24,102   $23,266   $16,738   $5,867
Units Outstanding..............      1,975     1,320       580       563      461      181     2,402     2,275     1,649      592
Variable Accumulation Unit
 Value.........................    $ 10.67   $ 10.45   $ 13.36   $ 12.82   $12.37   $11.29   $ 10.03   $ 10.19   $ 10.15   $ 9.92
Total Return...................       2.1%      4.5%      4.2%      3.7%     9.5%    12.9%     (1.6%)     0.4%      2.3%    (0.8%)
Investment Income Ratio........         --      2.3%        --      0.8%     1.1%     2.8%        --      3.5%      5.0%    15.6%

SERIES V POLICIES (e)
Net Assets.....................    $ 1,510   $ 1,509   $   706   $   686   $  551   $  133   $ 2,483   $ 2,429   $ 1,362   $  407
Units Outstanding..............        142       144        54        54       45       12       252       242       136       41
Variable Accumulation Unit
 Value.........................    $ 10.66   $ 10.46   $ 13.12   $ 12.62   $12.22   $11.21   $  9.84   $ 10.02   $ 10.02   $ 9.83
Total Return...................       1.9%      4.6%      4.0%      3.3%     9.1%    12.1%     (1.8%)       --      1.9%    (1.7%)
Investment Income Ratio........         --      1.8%        --      0.8%     1.2%     5.2%        --      3.7%      5.2%    14.8%

SERIES VI POLICIES (f)
Net Assets.....................    $18,902   $13,375   $ 4,447   $ 4,536   $3,804   $  907   $14,652   $14,340   $ 9,200   $3,343
Units Outstanding..............      1,777     1,275       336       353      309       80     1,475     1,415       912      338
Variable Accumulation Unit
 Value.........................    $ 10.63   $ 10.43   $ 13.24   $ 12.73   $12.32   $11.28   $  9.93   $ 10.11   $ 10.09   $ 9.89
Total Return...................       1.9%      4.3%      4.0%      3.4%     9.2%    12.8%     (1.7%)     0.1%      2.0%    (1.1%)
Investment Income Ratio........         --      2.2%        --      0.8%     1.0%     2.8%        --      3.7%      5.2%    14.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           MAINSTAY VP
                       MAINSTAY VP                             MAINSTAY VP                CONSERVATIVE       MAINSTAY VP
                 CAPITAL APPRECIATION--                      COMMON STOCK--               ALLOCATION--      CONVERTIBLE--
                      SERVICE CLASS                           SERVICE CLASS               SERVICE CLASS     SERVICE CLASS
          -------------------------------------   -------------------------------------   -------------   -----------------
           2006      2005      2004      2003      2006      2005      2004      2003         2006         2006      2005
          -----------------------------------------------------------------------------------------------------------------
          $10,123   $ 9,595   $ 7,459   $ 2,760   $ 8,212   $ 7,104   $ 4,810   $ 1,842      $ 9,231      $15,029   $13,293
              845       788       653       248       610       539       387       162          941        1,213     1,105
          $ 11.98   $ 12.17   $ 11.42   $ 11.15   $ 13.46   $ 13.17   $ 12.44   $ 11.40      $  9.96      $ 12.37   $ 12.03
            (1.6%)     6.6%      2.5%     11.5%      2.2%      5.9%      9.1%     14.0%        (0.4%)        2.8%      4.9%
               --        --      0.1%      0.5%        --      1.0%      1.6%      3.7%           --           --      1.5%

          $   159   $    78   $     6   $    --   $   205   $    34   $    --   $    --      $ 1,142      $ 1,029   $   358
               15         7         1        --        19         3        --        --          115           95        34
          $ 10.79   $ 10.98   $ 10.31   $    --   $ 10.76   $ 10.54   $ 10.00   $    --      $  9.93      $ 10.87   $ 10.58
            (1.7%)     6.4%      3.1%        --      2.1%      5.4%        --        --        (0.7%)        2.7%      4.7%
               --        --      0.8%        --        --      2.7%        --        --           --           --      4.8%

          $17,130   $17,835   $16,081   $ 5,334   $13,596   $12,796   $10,274   $ 3,094      $ 5,322      $27,359   $25,860
            1,422     1,456     1,396       474     1,021       981       832       273          532        2,215     2,151
          $ 12.05   $ 12.25   $ 11.52   $ 11.26   $ 13.31   $ 13.04   $ 12.34   $ 11.34      $  9.95      $ 12.35   $ 12.02
            (1.7%)     6.4%      2.2%     12.6%      2.1%      5.7%      8.9%     13.4%        (0.5%)        2.7%      4.7%
               --        --      0.1%      0.6%        --      0.9%      1.7%      4.1%           --           --      1.4%

          $11,763   $11,771   $10,571   $ 4,522   $15,054   $14,034   $10,070   $ 3,340      $ 2,684      $28,507   $25,647
              984       968       926       406     1,120     1,063       810       293          262        2,319     2,141
          $ 11.96   $ 12.16   $ 11.41   $ 11.14   $ 13.43   $ 13.15   $ 12.43   $ 11.40      $  9.89      $ 12.29   $ 11.96
            (1.6%)     6.6%      2.4%     11.4%      2.1%      5.8%      9.0%     14.0%        (1.1%)        2.8%      4.8%
               --        --      0.1%      0.5%        --      0.9%      1.7%      3.4%           --           --      1.5%

          $   522   $   554   $   429   $    86   $   324   $   309   $   213   $    38      $   220      $ 1,781   $ 1,608
               45        47        38         8        25        24        17         3           22          147       136
          $ 11.66   $ 11.88   $ 11.20   $ 10.98   $ 13.21   $ 12.96   $ 12.29   $ 11.32      $  9.92      $ 12.14   $ 11.84
            (1.9%)     6.1%      2.0%      9.8%      1.9%      5.4%      8.6%     13.2%        (0.8%)        2.6%      4.4%
               --        --      0.1%      1.3%        --      0.9%      1.6%      2.4%           --           --      1.4%

          $11,201   $11,667   $ 8,794   $ 2,186   $ 8,442   $ 7,321   $ 5,161   $ 1,484      $ 3,927      $18,504   $16,730
              945       967       774       197       634       561       417       130          398        1,529     1,418
          $ 11.85   $ 12.06   $ 11.36   $ 11.12   $ 13.31   $ 13.05   $ 12.37   $ 11.38      $  9.86      $ 12.10   $ 11.79
            (1.8%)     6.2%      2.1%     11.2%      2.0%      5.5%      8.7%     13.8%        (1.4%)        2.6%      4.5%
               --        --      0.1%      0.5%        --      1.0%      1.8%      3.4%           --           --      1.5%


            MAINSTAY VP
           CONVERTIBLE--
           SERVICE CLASS
          ----------------
           2004     2003
          ----------------
          $10,142  $ 3,817
              884      347
          $ 11.48  $ 10.99
             4.4%     9.9%
             2.4%     8.3%
          $    24  $    --
                2       --
          $ 10.11  $    --
             1.1%       --
            58.1%       --
          $23,424  $ 7,798
            2,039      707
          $ 11.49  $ 11.03
             4.2%    10.3%
             2.5%     9.0%
          $20,014  $ 7,040
            1,754      644
          $ 11.41  $ 10.94
             4.3%     9.4%
             2.5%     8.5%
          $ 1,466  $   533
              129       49
          $ 11.34  $ 10.91
             3.9%     9.1%
             2.4%     9.5%
          $12,642  $ 3,430
            1,120      316
          $ 11.28  $ 10.85
             4.0%     8.5%
             2.8%     9.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                  MAINSTAY VP                      MAINSTAY VP           MAINSTAY VP
                                              DEVELOPING GROWTH--                FLOATING RATE--        GOVERNMENT--
                                                 SERVICE CLASS                    SERVICE CLASS         SERVICE CLASS
                                   -----------------------------------------   -------------------   -------------------
                                     2006       2005       2004       2003       2006       2005       2006       2005
                                   -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.....................    $  4,281   $  3,145   $  1,949   $    637   $ 54,425   $ 36,518   $  9,365   $  8,799
Units Outstanding..............         297        235        161         55      5,310      3,612        951        881
Variable Accumulation Unit
 Value.........................    $  14.39   $  13.34   $  12.11   $  11.63   $  10.26   $  10.10   $   9.84   $   9.97
Total Return...................        7.9%      10.2%       4.1%      16.3%       1.6%       1.0%      (1.3%)      0.7%
Investment Income Ratio........          --         --         --         --       5.8%       4.5%         --       3.6%

SERIES II POLICIES (b)
Net Assets.....................    $    143   $     45   $      3   $     --   $  5,603   $  4,001   $    372   $    316
Units Outstanding                        11          4         --         --   544.....        373         37         30
Variable Accumulation Unit
 Value.........................    $  11.86   $  11.00   $  10.00   $     --   $  10.29   $  10.14   $   9.92   $  10.06
Total Return...................        7.8%      10.0%         --         --       1.5%       1.4%      (1.4%)      0.5%
Investment Income Ratio........          --         --         --         --       5.7%       4.9%         --       6.8%

SERIES III POLICIES (c)
Net Assets.....................    $  7,483   $  6,081   $  4,769   $  1,458   $ 32,729   $ 13,041   $ 16,579   $ 16,243
Units Outstanding..............         530        465        400        127      3,175      1,272      1,703      1,645
Variable Accumulation Unit
 Value.........................    $  14.13   $  13.11   $  11.92   $  11.47   $  10.23   $  10.08   $   9.74   $   9.88
Total Return...................        7.8%      10.0%       3.9%      14.7%       1.5%       0.8%      (1.4%)      0.5%
Investment Income Ratio........          --         --         --         --       5.8%       4.7%         --       3.3%

SERIES IV POLICIES (d)
Net Assets.....................    $  6,805   $  5,606   $  4,310   $  1,358   $ 22,874   $ 10,796   $ 15,884   $ 14,766
Units Outstanding..............         474        421        357        117      2,220      1,052      1,616      1,481
Variable Accumulation Unit
 Value.........................    $  14.36   $  13.31   $  12.09   $  11.62   $  10.25   $  10.09   $   9.84   $   9.97
Total Return...................        7.9%      10.1%       4.1%      16.2%       1.6%       0.9%      (1.3%)      0.6%
Investment Income Ratio........          --         --         --         --       5.8%       4.8%         --       3.4%

SERIES V POLICIES (e)
Net Assets.....................    $    376   $    232   $    170   $     64   $  3,640   $  1,686   $  1,469   $  1,257
Units Outstanding..............          27         18         14          6        350        164        151        127
Variable Accumulation Unit
 Value.........................    $  13.96   $  12.97   $  11.83   $  11.41   $  10.39   $  10.25   $   9.72   $   9.87
Total Return...................        7.6%       9.7%       3.6%      14.1%       1.4%       2.5%      (1.5%)      0.2%
Investment Income Ratio........          --         --         --         --       5.8%       4.7%         --       3.8%

SERIES VI POLICIES (f)
Net Assets.....................    $  4,502   $  3,248   $  2,228   $    721   $ 21,735   $ 11,829   $  8,892   $  8,125
Units Outstanding..............         312        242        182         61      2,115      1,145        911        818
Variable Accumulation Unit
 Value.........................    $  14.44   $  13.40   $  12.21   $  11.77   $  10.27   $  10.13   $   9.73   $   9.88
Total Return...................        7.7%       9.8%       3.7%      17.7%       1.4%       1.3%      (1.5%)      0.3%
Investment Income Ratio........          --         --         --         --       5.8%       4.8%         --       3.8%


                                     MAINSTAY VP
                                    GOVERNMENT--
                                    SERVICE CLASS
                                 -------------------
                                   2004       2003
                                 -------------------
SERIES I POLICIES (a)
Net Assets.....................  $  6,080   $  2,651
Units Outstanding..............       614        272
Variable Accumulation Unit
 Value.........................  $   9.91   $   9.75
Total Return...................      1.6%      (2.5%)
Investment Income Ratio........      5.6%      14.3%
SERIES II POLICIES (b)
Net Assets.....................  $      5   $     --
Units Outstanding                      --         --
Variable Accumulation Unit
 Value.........................  $  10.01   $     --
Total Return...................      0.1%         --
Investment Income Ratio........     86.3%         --
SERIES III POLICIES (c)
Net Assets.....................  $ 12,875   $  4,087
Units Outstanding..............     1,310        422
Variable Accumulation Unit
 Value.........................  $   9.83   $   9.69
Total Return...................      1.4%      (3.1%)
Investment Income Ratio........      5.7%      18.2%
SERIES IV POLICIES (d)
Net Assets.....................  $ 11,256   $  4,147
Units Outstanding..............     1,136        425
Variable Accumulation Unit
 Value.........................  $   9.91   $   9.76
Total Return...................      1.6%      (2.4%)
Investment Income Ratio........      5.6%      16.5%
SERIES V POLICIES (e)
Net Assets.....................  $    706   $    421
Units Outstanding..............        72         43
Variable Accumulation Unit
 Value.........................  $   9.85   $   9.74
Total Return...................      1.2%      (2.6%)
Investment Income Ratio........      5.1%      14.0%
SERIES VI POLICIES (f)
Net Assets.....................  $  4,800   $  1,800
Units Outstanding..............       487        185
Variable Accumulation Unit
 Value.........................  $   9.85   $   9.73
Total Return...................      1.3%      (2.7%)
Investment Income Ratio........      5.6%      16.2%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

     MAINSTAY VP
       GROWTH                      MAINSTAY VP                                 MAINSTAY VP
    ALLOCATION--           HIGH YIELD CORPORATE BOND--                      INCOME & GROWTH--
    SERVICE CLASS                 SERVICE CLASS                               SERVICE CLASS
    -------------   -----------------------------------------   -----------------------------------------
        2006          2006       2005       2004       2003       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------
      $  7,425      $ 56,327   $ 50,262   $ 33,434   $ 10,501   $  4,528   $  3,830   $  2,450   $    503
           740         4,296      3,920      2,643        920        352        302        200         45
      $   9.99      $  13.12   $  12.81   $  12.65   $  11.41   $  12.87   $  12.64   $  12.27   $  11.07
         (0.1%)         2.4%       1.2%      10.9%      14.1%       1.8%       3.0%      10.8%      10.7%
            --            --       6.8%      10.1%      26.0%         --       1.2%       2.8%       5.6%

      $    236      $  3,740   $  2,500   $     64   $     --   $    498   $    311   $     13   $     --
            24           355        242          6         --         47         30          1         --
      $   9.69      $  10.53   $  10.29   $  10.18   $     --   $  10.61   $  10.43   $  10.14   $     --
         (3.1%)         2.4%       1.1%       1.8%         --       1.7%       2.9%       1.4%         --
            --            --      12.6%      87.4%         --         --       1.6%      63.6%         --

      $  3,328      $119,156   $117,498   $ 94,871   $ 28,302   $  8,338   $  8,051   $  5,324   $  1,437
           339         9,177      9,264      7,556      2,495        633        622        423        126
      $   9.80      $  12.98   $  12.69   $  12.56   $  11.35   $  13.16   $  12.94   $  12.59   $  11.38
         (2.0%)         2.3%       1.0%      10.7%      13.5%       1.7%       2.8%      10.6%      13.8%
            --            --       6.4%      10.2%      30.0%         --       1.2%       2.6%       6.1%

      $  4,824      $109,327   $103,496   $ 76,786   $ 25,512   $  8,077   $  7,628   $  5,136   $  1,389
           480         8,287      8,052      6,041      2,224        615        590        410        123
      $   9.99      $  13.17   $  12.86   $  12.71   $  11.47   $  13.14   $  12.91   $  12.53   $  11.32
         (0.1%)         2.4%       1.2%      10.8%      14.7%       1.8%       3.0%      10.8%      13.2%
            --            --       6.4%      10.0%      26.4%         --       1.1%       2.5%       5.3%

      $    488      $ 11,578   $ 11,657   $  8,737   $  2,901   $    596   $    553   $    292   $     24
            50           896        922        697        255         46         44         24          2
      $   9.74      $  12.92   $  12.64   $  12.54   $  11.36   $  12.87   $  12.67   $  12.35   $  11.19
         (2.6%)         2.2%       0.8%      10.4%      13.6%       1.6%       2.6%      10.3%      11.9%
            --            --       6.5%      10.2%      27.0%         --       1.3%       3.0%       4.4%

      $  2,085      $ 67,632   $ 64,705   $ 39,920   $  9,211   $  7,598   $  6,954   $  3,499   $    600
           213         5,208      5,086      3,173        809        587        546        282         53
      $   9.72      $  12.98   $  12.69   $  12.58   $  11.39   $  12.94   $  12.73   $  12.40   $  11.23
         (2.8%)         2.3%       0.9%      10.5%      13.9%       1.6%       2.7%      10.4%      12.3%
            --            --       7.2%      11.7%      29.6%         --       1.3%       3.2%       5.3%


                    MAINSTAY VP
              INTERNATIONAL EQUITY--
                   SERVICE CLASS
     -----------------------------------------
       2006       2005       2004       2003
     -----------------------------------------
     $ 17,440   $ 12,520   $  5,975   $  1,340
        1,101        869        441        114
     $  15.82   $  14.39   $  13.55   $  11.74
         9.9%       6.3%      15.4%      17.4%
           --       2.0%       1.3%       6.9%
     $  1,176   $    626   $      8   $     --
           98         56          1         --
     $  11.88   $  10.82   $  10.19   $     --
         9.8%       6.1%       1.9%         --
           --       4.1%      10.9%         --
     $ 32,228   $ 26,887   $ 16,793   $  2,933
        2,077      1,907      1,262        254
     $  15.49   $  14.11   $  13.30   $  11.55
         9.8%       6.0%      15.2%      15.5%
           --       1.8%       1.4%       8.0%
     $ 36,051   $ 26,069   $ 13,748   $  2,849
        2,306      1,829      1,027        246
     $  15.62   $  14.21   $  13.38   $  11.60
         9.9%       6.2%      15.4%      16.0%
           --       2.0%       1.3%       6.6%
     $  2,046   $  1,609   $    684   $     78
          136        117         53          7
     $  15.04   $  13.71   $  12.96   $  11.28
         9.7%       5.8%      14.9%      12.8%
           --       2.2%       1.5%      11.7%
     $ 24,589   $ 17,356   $  7,562   $  1,381
        1,615      1,251        578        121
     $  15.20   $  13.85   $  13.08   $  11.37
         9.7%       5.9%      15.0%      13.7%
           --       2.1%       1.5%       7.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                  MAINSTAY VP                                 MAINSTAY VP
                                              LARGE CAP GROWTH--                            MID CAP CORE--
                                                 SERVICE CLASS                               SERVICE CLASS
                                   -----------------------------------------   -----------------------------------------
                                     2006       2005       2004       2003       2006       2005       2004       2003
                                   -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.....................    $  4,081   $  3,045   $  2,041   $    820   $ 15,000   $ 11,966   $  5,876   $  1,477
Units Outstanding..............         376        278        191         74        888        740        414        125
Variable Accumulation Unit
 Value.........................    $  10.86   $  10.96   $  10.67   $  11.11   $  16.87   $  16.17   $  14.19   $  11.80
Total Return...................       (0.9%)      2.7%      (3.9%)     11.1%       4.3%      14.0%      20.2%      18.0%
Investment Income Ratio........          --         --       0.1%       0.4%         --       0.5%       0.5%       1.2%

SERIES II POLICIES (b)
Net Assets.....................    $    223   $     72   $     --   $     --   $    652   $    349   $     11   $     --
Units Outstanding..............          20          6         --         --         54         28          1         --
Variable Accumulation Unit
 Value.........................    $  11.20   $  11.32   $  10.00   $     --   $  12.09   $  11.60   $  10.19   $     --
Total Return...................       (1.0%)     13.2%         --         --       4.3%      13.8%       1.9%         --
Investment Income Ratio........          --         --         --         --         --       1.1%       3.1%         --

SERIES III POLICIES (c)
Net Assets.....................    $  7,815   $  6,797   $  6,358   $  2,737   $ 25,041   $ 21,987   $ 13,092   $  2,774
Units Outstanding..............         725        624        598        247      1,502      1,375        931        237
Variable Accumulation Unit
 Value.........................    $  10.78   $  10.89   $  10.63   $  11.08   $  16.67   $  15.99   $  14.06   $  11.72
Total Return...................       (1.0%)      2.5%      (4.1%)     10.8%       4.2%      13.7%      20.0%      17.2%
Investment Income Ratio........          --         --         --       0.4%         --       0.4%       0.5%       1.4%

SERIES IV POLICIES (d)
Net Assets.....................    $  8,241   $  5,526   $  5,116   $  2,233   $ 24,171   $ 19,680   $ 10,128   $  2,677
Units Outstanding..............         761        505        480        201      1,443      1,220        719        228
Variable Accumulation Unit
 Value.........................    $  10.83   $  10.93   $  10.65   $  11.09   $  16.75   $  16.05   $  14.09   $  11.73
Total Return...................       (0.9%)      2.6%      (4.0%)     10.9%       4.3%      13.9%      20.1%      17.3%
Investment Income Ratio........          --         --         --       0.3%         --       0.5%       0.5%       1.2%

SERIES V POLICIES (e)
Net Assets.....................    $    516   $    453   $    272   $     60   $  1,713   $  1,543   $    656   $    183
Units Outstanding..............          50         43         26          6        103         96         47         16
Variable Accumulation Unit
 Value.........................    $  10.41   $  10.53   $  10.30   $  10.77   $  16.65   $  15.99   $  14.09   $  11.78
Total Return...................       (1.1%)      2.2%      (4.3%)      7.7%       4.1%      13.5%      19.7%      17.8%
Investment Income Ratio........          --         --       0.1%       0.5%         --       0.5%       0.5%       3.0%

SERIES VI POLICIES (f)
Net Assets.....................    $  4,613   $  3,647   $  2,723   $  1,265   $ 23,383   $ 18,737   $  7,802   $  1,319
Units Outstanding..............         430        337        257        114      1,416      1,183        560        113
Variable Accumulation Unit
 Value.........................    $  10.72   $  10.84   $  10.59   $  11.06   $  16.49   $  15.83   $  13.94   $  11.64
Total Return...................       (1.1%)      2.3%      (4.2%)     10.6%       4.2%      13.6%      19.8%      16.4%
Investment Income Ratio........          --         --       0.1%       0.3%         --       0.5%       0.6%       1.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                             MAINSTAY VP
                                                                                             MAINSTAY VP      MODERATE
                   MAINSTAY VP                                 MAINSTAY VP                    MODERATE         GROWTH
                MID CAP GROWTH--                             MID CAP VALUE--                ALLOCATION--    ALLOCATION--
                  SERVICE CLASS                               SERVICE CLASS                 SERVICE CLASS   SERVICE CLASS
    -----------------------------------------   -----------------------------------------   -------------   -------------
      2006       2005       2004       2003       2006       2005       2004       2003         2006            2006
    ---------------------------------------------------------------------------------------------------------------------
    $ 22,769   $ 18,597   $  9,510   $  2,376   $ 21,730   $ 18,099   $  9,220   $  2,399     $ 14,837        $ 15,928
       1,281      1,104        653        197      1,499      1,298        688        207        1,481           1,575
    $  17.76   $  16.77   $  14.56   $  12.07   $  14.49   $  13.94   $  13.41   $  11.60     $   9.98        $  10.05
        5.9%      15.2%      20.6%      20.7%       4.0%       4.0%      15.6%      16.0%        (0.2%)           0.5%
          --         --         --         --         --       0.7%       1.1%       3.4%           --              --

    $    955   $    598   $      5   $     --   $    867   $    522   $     34   $     --     $  1,127        $    610
          77         51          1         --         78         49          3         --          115              62
    $  12.46   $  11.78   $  10.24   $     --   $  11.10   $  10.69   $  10.29   $     --     $   9.84        $   9.86
        5.8%      15.0%       2.4%         --       3.9%       3.8%       2.9%         --        (1.6%)          (1.4%)
          --         --         --         --         --       1.1%       7.1%         --           --              --

    $ 37,916   $ 33,555   $ 21,257   $  5,125   $ 44,238   $ 41,554   $ 25,830   $  6,443     $ 10,478        $ 11,765
       2,191      2,054      1,494        434      3,030      2,962      1,910        550        1,057           1,189
    $  17.30   $  16.35   $  14.23   $  11.82   $  14.57   $  14.03   $  13.52   $  11.72     $   9.86        $   9.90
        5.8%      15.0%      20.4%      18.2%       3.9%       3.8%      15.4%      17.2%        (1.4%)          (1.0%)
          --         --         --         --         --       0.7%       1.0%       3.8%           --              --

    $ 37,172   $ 30,962   $ 17,454   $  5,111   $ 42,510   $ 38,107   $ 21,168   $  5,125     $  8,496        $  9,652
       2,138      1,884      1,224        432      2,934      2,741      1,580        442          854             964
    $  17.38   $  16.42   $  14.26   $  11.83   $  14.47   $  13.92   $  13.40   $  11.59     $   9.91        $   9.99
        5.9%      15.1%      20.5%      18.3%       3.9%       3.9%      15.6%      15.9%        (0.9%)          (0.1%)
          --         --         --         --         --       0.7%       1.1%       3.5%           --              --

    $  1,671   $  1,475   $    854   $    186   $  1,978   $  1,915   $    833   $    122     $    864        $    789
          99         92         61         16        139        140         63         11           87              81
    $  16.89   $  15.98   $  13.94   $  11.61   $  14.23   $  13.71   $  13.25   $  11.51     $   9.88        $   9.74
        5.6%      14.7%      20.1%      16.1%       3.7%       3.5%      15.1%      15.1%        (1.2%)          (2.6%)
          --         --         --         --         --       0.8%       1.2%       4.3%           --              --

    $ 32,996   $ 24,736   $ 11,705   $  2,941   $ 28,595   $ 26,504   $ 14,398   $  2,519     $  6,876        $  6,730
       1,877      1,485        808        244      1,995      1,915      1,080        218          692             671
    $  17.57   $  16.62   $  14.48   $  12.05   $  14.34   $  13.81   $  13.33   $  11.57     $   9.85        $   9.90
        5.7%      14.8%      20.2%      20.5%       3.8%       3.6%      15.2%      15.7%        (1.5%)          (1.0%)
          --         --         --         --         --       0.7%       1.3%       3.8%           --              --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                  MAINSTAY VP                                MAINSTAY VP
                                                S&P 500 INDEX--                           SMALL CAP GROWTH--
                                                 SERVICE CLASS                              SERVICE CLASS
                                   -----------------------------------------   ----------------------------------------
                                     2006       2005       2004       2003       2006       2005       2004      2003
                                   ------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.....................    $ 37,058   $ 32,438   $ 20,964   $  6,828   $ 14,121   $ 12,419   $  7,815  $  2,355
Units Outstanding..............       2,890      2,570      1,713        606        994        921        593       192
Variable Accumulation Unit
 Value.........................    $  12.83   $  12.61   $  12.24   $  11.26   $  14.20   $  13.48   $  13.17  $  12.24
Total Return...................        1.7%       3.0%       8.7%      12.6%       5.3%       2.4%       7.6%     22.4%
Investment Income Ratio........          --       1.2%       2.1%       4.6%         --         --         --        --

SERIES II POLICIES (b)
Net Assets.....................    $    967   $    621   $     16   $     --   $    315   $    215   $      6  $     --
Units Outstanding..............          90         61          2         --         28         20          1        --
Variable Accumulation Unit
 Value.........................    $  10.72   $  10.55   $  10.25   $     --   $  11.08   $  10.53   $  10.30  $     --
Total Return...................        1.7%       2.9%       2.5%         --       5.2%       2.2%       3.0%        --
Investment Income Ratio........          --       2.8%      17.1%         --         --         --         --        --

SERIES III POLICIES (c)
Net Assets.....................    $ 64,455   $ 63,957   $ 51,775   $ 13,604   $ 21,478   $ 20,401   $ 16,734  $  4,735
Units Outstanding..............       5,074      5,119      4,261      1,215      1,511      1,509      1,265       384
Variable Accumulation Unit
 Value.........................    $  12.70   $  12.49   $  12.15   $  11.20   $  14.22   $  13.52   $  13.23  $  12.32
Total Return...................        1.6%       2.8%       8.5%      12.0%       5.2%       2.2%       7.4%     23.2%
Investment Income Ratio........          --       1.1%       2.1%       5.6%         --         --         --        --

SERIES IV POLICIES (d)
Net Assets.....................    $ 55,984   $ 51,108   $ 38,290   $ 11,688   $ 21,855   $ 20,161   $ 14,487  $  4,235
Units Outstanding..............       4,369      4,057      3,132      1,038      1,571      1,524      1,122       353
Variable Accumulation Unit
 Value.........................    $  12.81   $  12.59   $  12.23   $  11.26   $  13.91   $  13.21   $  12.91  $  12.01
Total Return...................        1.7%       3.0%       8.6%      12.6%       5.3%       2.3%       7.6%     20.1%
Investment Income Ratio........          --       1.2%       2.1%       4.6%         --         --         --        --

SERIES V POLICIES (e)
Net Assets.....................    $  3,499   $  4,000   $  2,782   $  1,344   $    971   $    986   $    635  $     93
Units Outstanding..............         276        321        229        120         72         77         51         8
Variable Accumulation Unit
 Value.........................    $  12.66   $  12.48   $  12.16   $  11.24   $  13.43   $  12.78   $  12.54  $  11.71
Total Return...................        1.5%       2.6%       8.2%      12.4%       5.1%       1.9%       7.1%     17.1%
Investment Income Ratio........          --       1.2%       1.8%       5.1%         --         --         --        --

SERIES VI POLICIES (f)
Net Assets.....................    $ 33,768   $ 31,482   $ 18,986   $  4,649   $ 13,243   $ 13,093   $  9,643  $  2,201
Units Outstanding..............       2,660      2,514      1,560        414        943        980        736       180
Variable Accumulation Unit
 Value.........................    $  12.69   $  12.50   $  12.17   $  11.24   $  14.05   $  13.36   $  13.10  $  12.21
Total Return...................        1.6%       2.7%       8.3%      12.4%       5.1%       2.0%       7.2%     22.1%
Investment Income Ratio........          --       1.3%       2.2%       5.0%         --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                  MAINSTAY VP                               MAINSTAY VP                           ALGER AMERICAN SMALL
                TOTAL RETURN--                                VALUE--                               CAPITALIZATION--
                 SERVICE CLASS                             SERVICE CLASS                             CLASS S SHARES
    ---------------------------------------  -----------------------------------------  ----------------------------------------
      2006       2005      2004      2003      2006       2005       2004       2003      2006       2005       2004      2003
    ----------------------------------------------------------------------------------------------------------------------------
    $  8,418   $  7,820  $  5,622  $  1,835  $ 14,325   $ 11,722   $  8,003   $  2,572  $  8,701   $  5,850   $  2,923  $    671
         711        665       501       171     1,027        888        633        223       497        364        210        55
    $  11.85   $  11.76  $  11.23  $  10.73  $  13.92   $  13.21   $  12.64   $  11.55  $  17.49   $  16.04   $  13.95  $  12.16
        0.8%       4.7%      4.6%      7.3%      5.4%       4.5%       9.5%      15.5%      9.0%      15.0%      14.7%     21.6%
          --       1.5%      2.2%      6.8%        --       1.2%       1.4%       5.3%        --         --         --        --

    $    154   $     14  $      1  $     --  $    475   $    191   $      6   $     --  $    310   $    130   $      7  $     --
          14          1        --        --        41         18          1         --        23         11          1        --
    $  10.64   $  10.57  $  10.11  $     --  $  11.22   $  10.65   $  10.21   $     --  $  13.02   $  11.95   $  10.41  $     --
        0.7%       4.5%      1.1%        --      5.3%       4.3%       2.1%         --      9.0%      14.8%       4.1%        --
          --       2.2%        --        --        --       2.8%      15.5%         --        --         --         --        --

    $ 16,580   $ 16,290  $ 13,524  $  4,276  $ 26,566   $ 24,079   $ 19,389   $  5,058  $ 13,198   $  9,680   $  6,286  $  1,576
       1,409      1,394     1,209       399     1,928      1,841      1,546        440       756        609        452       130
    $  11.77   $  11.69  $  11.19  $  10.71  $  13.77   $  13.08   $  12.54   $  11.48  $  17.38   $  15.95   $  13.90  $  12.15
        0.7%       4.5%      4.4%      7.1%      5.3%       4.3%       9.2%      14.8%      8.9%      14.7%      14.4%     21.5%
          --       1.4%      2.1%      8.3%        --       1.1%       1.4%       6.3%        --         --         --        --

    $ 10,711   $ 10,004  $  8,502  $  3,248  $ 22,095   $ 18,870   $ 14,111   $  4,598  $ 16,125   $ 10,949   $  5,993  $  1,594
         895        842       749       299     1,566      1,409      1,101        392       926        685        432       132
    $  11.97   $  11.88  $  11.35  $  10.86  $  14.11   $  13.39   $  12.82   $  11.72  $  17.39   $  15.95   $  13.88  $  12.11
        0.7%       4.7%      4.6%      8.6%      5.4%       4.4%       9.4%      17.2%      9.0%      14.9%      14.6%     21.1%
          --       1.4%      2.1%      7.6%        --       1.2%       1.4%       5.3%        --         --         --        --

    $    694   $    636  $    487  $    159  $    784   $    729   $    544   $    160  $    558   $    457   $    241  $     22
          60         55        44        15        57         56         43         14        33         29         18         2
    $  11.54   $  11.48  $  11.01  $  10.57  $  13.69   $  13.02   $  12.51   $  11.48  $  17.00   $  15.63   $  13.65  $  11.96
        0.5%       4.3%      4.2%      5.7%      5.2%       4.0%       9.0%      14.8%      8.8%      14.5%      14.2%     19.6%
          --       1.5%      2.2%     10.4%        --       1.2%       1.3%       7.5%        --         --         --        --

    $  8,485   $  8,131  $  6,070  $  2,168  $ 16,388   $ 14,138   $  8,534   $  2,127  $  9,080   $  5,548   $  2,848  $    495
         734        706       552       205     1,190      1,074        679        185       524        348        205        41
    $  11.55   $  11.49  $  11.01  $  10.56  $  13.77   $  13.09   $  12.57   $  11.52  $  17.31   $  15.90   $  13.88  $  12.15
        0.6%       4.4%      4.3%      5.6%      5.2%       4.1%       9.1%      15.2%      8.8%      14.6%      14.3%     21.5%
          --       1.5%      2.1%      7.3%        --       1.3%       1.5%       5.9%        --         --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                         COLUMBIA SMALL CAP
                                            VALUE FUND,                            DREYFUS IP
                                         VARIABLE SERIES--                    TECHNOLOGY GROWTH--
                                              CLASS B                            SERVICE SHARES
                                   ------------------------------   ----------------------------------------
                                     2006       2005       2004       2006       2005       2004      2003
                                   -------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.....................    $ 12,998   $  7,798   $    521   $  5,172   $  4,703   $  3,225  $  1,226
Units Outstanding..............       1,085        704         49        452        396        277       104
Variable Accumulation Unit
 Value.........................    $  11.96   $  11.03   $  10.61   $  11.43   $  11.87   $  11.63  $  11.77
Total Return...................        8.4%       4.0%       6.1%      (3.7%)      2.0%     (1.2%)     17.7%
Investment Income Ratio........          --         --       5.0%         --         --         --        --

SERIES II POLICIES (b)
Net Assets.....................    $    729   $    274   $      7   $     57   $     61   $     --  $     --
Units Outstanding..............          62         24          1          5          6         --        --
Variable Accumulation Unit
 Value.........................    $  11.54   $  10.66   $  10.26   $  10.59   $  11.00   $  10.00  $     --
Total Return...................        8.3%       3.9%       2.6%      (3.8%)     10.0%         --        --
Investment Income Ratio........          --         --       2.4%         --         --         --        --

SERIES III POLICIES (c)
Net Assets.....................    $  9,785   $  4,868   $    304   $  6,500   $  6,985   $  7,184  $  2,883
Units Outstanding..............         823        445         29        576        596        624       247
Variable Accumulation Unit
 Value.........................    $  11.88   $  10.97   $  10.57   $  11.28   $  11.73   $  11.52  $  11.67
Total Return...................        8.3%       3.8%       5.7%      (3.8%)      1.8%     (1.4%)     16.7%
Investment Income Ratio........          --         --       5.7%         --         --         --        --

SERIES IV POLICIES (d)
Net Assets.....................    $  9,111   $  5,433   $    431   $  7,466   $  7,047   $  5,905  $  2,684
Units Outstanding..............         763        495         41        659        597        512       230
Variable Accumulation Unit
 Value.........................    $  11.88   $  10.96   $  10.54   $  11.33   $  11.77   $  11.54  $  11.68
Total Return...................        8.4%       4.0%       5.4%      (3.7%)      2.0%     (1.2%)     16.8%
Investment Income Ratio........          --         --       5.6%         --         --         --        --

SERIES V POLICIES (e)
Net Assets.....................    $    491   $    250   $     --   $    246   $    263   $    208  $    100
Units Outstanding..............          42         23         --         22         23         18         9
Variable Accumulation Unit
 Value.........................    $  11.79   $  10.90   $  10.00   $  11.18   $  11.64   $  11.45  $  11.64
Total Return...................        8.1%       9.0%         --      (3.9%)      1.6%     (1.6%)     16.4%
Investment Income Ratio........          --         --         --         --         --         --        --

SERIES VI POLICIES (f)
Net Assets.....................    $  6,241   $  3,044   $    286   $  3,277   $  3,105   $  2,927  $  1,302
Units Outstanding..............         527        273         27        292        264        255       112
Variable Accumulation Unit
 Value.........................    $  11.82   $  10.92   $  10.54   $  11.22   $  11.67   $  11.48  $  11.65
Total Return...................        8.2%       3.6%       5.4%      (3.9%)      1.7%     (1.5%)     16.5%
Investment Income Ratio........          --         --       5.6%         --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                FIDELITY(R) VIP                           FIDELITY(R) VIP                          FIDELITY(R) VIP
                CONTRAFUND(R)--                           EQUITY-INCOME--                             MID CAP--
                SERVICE CLASS 2                           SERVICE CLASS 2                          SERVICE CLASS 2
    ----------------------------------------  ---------------------------------------  ----------------------------------------
      2006       2005      2004       2003      2006       2005      2004      2003      2006       2005       2004      2003
    ---------------------------------------------------------------------------------------------------------------------------
    $ 37,054   $ 27,416  $ 12,675   $  3,715  $ 21,661   $ 17,710  $ 10,243  $  2,888  $ 66,475   $ 57,754   $ 28,222  $  2,237
       2,350      1,792       955        318     1,577      1,344       810       251     3,892      3,580      2,037       199
    $  15.75   $  15.27  $  13.27   $  11.69  $  13.72   $  13.16  $  12.64  $  11.53  $  17.07   $  16.12   $  13.85  $  11.27
        3.2%      15.0%     13.6%      16.9%      4.3%       4.1%      9.7%     15.3%      5.9%      16.4%      22.9%     12.7%
        0.7%       0.1%      0.1%         --      2.9%       1.1%      0.8%        --      0.3%         --         --        --

    $  2,104   $  1,179  $     30   $     --  $  1,282   $    661  $     10  $     --  $  1,443   $    568   $     88  $      1
         173         98         3         --       116         63         1        --        94         39          7        --
    $  12.15   $  11.79  $  10.26   $     --  $  11.00   $  10.56  $  10.16  $     --  $  15.35   $  14.50   $  12.48  $  10.17
        3.1%      14.9%      2.6%         --      4.2%       4.0%      1.6%        --      5.8%      16.2%      22.7%      1.7%
        0.6%         --        --         --      2.5%         --        --        --      0.3%         --         --        --

    $ 58,003   $ 48,984  $ 29,756   $  7,143  $ 34,936   $ 32,146  $ 23,055  $  5,733  $ 44,741   $ 38,491   $ 21,172  $  1,207
       3,727      3,248     2,266        616     2,588      2,483     1,852       504     2,643      2,411      1,537       107
    $  15.54   $  15.08  $  13.13   $  11.59  $  13.48   $  12.94  $  12.45  $  11.37  $  16.93   $  16.00   $  13.78  $  11.23
        3.1%      14.8%     13.3%      15.9%      4.2%       3.9%      9.5%     13.7%      5.8%      16.1%      22.7%     12.3%
        0.7%       0.1%      0.1%         --      3.0%       1.3%      0.8%        --      0.3%         --         --        --

    $ 72,568   $ 55,871  $ 26,881   $  5,521  $ 36,160   $ 30,273  $ 19,399  $  4,827  $ 36,996   $ 30,428   $ 14,301  $  1,082
       4,557      3,612     2,004        467     2,646      2,307     1,542       421     2,143      1,867      1,020        95
    $  15.91   $  15.42  $  13.41   $  11.82  $  13.65   $  13.09  $  12.58  $  11.48  $  17.27   $  16.31   $  14.02  $  11.41
        3.2%      15.0%     13.5%      18.2%      4.2%       4.1%      9.6%     14.8%      5.9%      16.3%      22.9%     14.1%
        0.7%       0.1%      0.1%         --      2.9%       1.2%      0.8%        --      0.3%         --         --        --

    $  5,083   $  4,332  $  1,800   $    316  $  3,886   $  3,530  $  2,305  $    823  $  2,554   $  2,205   $  1,071  $     39
         332        292       139         28       286        270       183        71       158        144         81         4
    $  15.29   $  14.86  $  12.97   $  11.48  $  13.59   $  13.06  $  12.60  $  11.54  $  16.13   $  15.27   $  13.18  $  10.77
        3.0%      14.5%     13.0%      14.8%      4.0%       3.6%      9.2%     15.4%      5.6%      15.8%      22.4%      7.7%
        0.7%       0.1%      0.1%         --      2.9%       1.2%      0.8%        --      0.3%         --         --        --

    $ 44,809   $ 34,138  $ 15,263   $  2,520  $ 25,051   $ 21,893  $ 14,146  $  2,977  $ 26,706   $ 21,051   $  9,297  $    499
       2,914      2,284     1,174        219     1,850      1,679     1,131       260     1,555      1,289        664        44
    $  15.35   $  14.91  $  13.00   $  11.49  $  13.51   $  12.98  $  12.51  $  11.44  $  17.16   $  16.23   $  14.00  $  11.43
        3.0%      14.6%     13.2%      14.9%      4.1%       3.7%      9.3%     14.4%      5.7%      16.0%      22.5%     14.3%
        0.7%       0.1%      0.1%         --      3.0%       1.2%      0.8%        --      0.3%         --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              JANUS ASPEN SERIES                        JANUS ASPEN SERIES
                                                  BALANCED--                            WORLDWIDE GROWTH--
                                                SERVICE SHARES                            SERVICE SHARES
                                   ----------------------------------------  ----------------------------------------
                                     2006       2005       2004      2003      2006       2005       2004      2003
                                   ----------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.....................    $ 16,205   $ 14,526   $ 10,378  $  4,308  $  5,735   $  5,145   $  3,533  $  1,398
Units Outstanding..............       1,347      1,217        924       410       462        416        297       121
Variable Accumulation Unit
 Value.........................    $  12.03   $  11.92   $  11.23  $  10.52  $  12.41   $  12.37   $  11.88  $  11.53
Total Return...................        0.9%       6.2%       6.8%      5.2%      0.4%       4.1%       3.1%     15.3%
Investment Income Ratio........        2.1%       2.2%       2.8%      3.4%      2.2%       1.3%       1.1%      0.9%

SERIES II POLICIES (b)
Net Assets.....................    $    769   $    568   $      9  $     --  $    108   $     85   $     --  $     --
Units Outstanding..............          70         55          1        --        10         11         --        --
Variable Accumulation Unit
 Value.........................    $  10.93   $  10.84   $  10.23  $     --  $  10.46   $  10.43   $  10.00  $     --
Total Return...................        0.8%       6.0%       2.3%        --      0.3%       4.3%         --        --
Investment Income Ratio........        2.2%       3.1%      28.9%        --      2.2%       2.3%         --        --

SERIES III POLICIES (c)
Net Assets.....................    $ 27,045   $ 25,740   $ 21,340  $  8,228  $  8,146   $  8,306   $  7,463  $  2,542
Units Outstanding..............       2,249      2,157      1,895       779       664        679        634       222
Variable Accumulation Unit
 Value.........................    $  12.02   $  11.93   $  11.26  $  10.57  $  12.27   $  12.23   $  11.78  $  11.45
Total Return...................        0.8%       6.0%       6.6%      5.7%      0.3%       3.9%       2.9%     14.5%
Investment Income Ratio........        2.0%       2.2%       2.8%      4.1%      2.1%       1.2%       1.1%      1.0%

SERIES IV POLICIES (d)
Net Assets.....................    $ 28,720   $ 27,775   $ 20,968  $  7,590  $  8,267   $  7,855   $  6,067  $  2,226
Units Outstanding..............       2,392      2,327      1,869       722       672        640        515       195
Variable Accumulation Unit
 Value.........................    $  12.01   $  11.91   $  11.22  $  10.51  $  12.31   $  12.27   $  11.79  $  11.44
Total Return...................        0.8%       6.1%       6.7%      5.1%      0.3%       4.1%       3.0%     14.4%
Investment Income Ratio........        2.0%       2.2%       2.8%      3.6%      2.1%       1.3%       1.1%      0.9%

SERIES V POLICIES (e)
Net Assets.....................    $  2,321   $  2,226   $  1,132  $    441  $    468   $    436   $    380  $     22
Units Outstanding..............         196        189        101        42        39         36         33         2
Variable Accumulation Unit
 Value.........................    $  11.87   $  11.80   $  11.16  $  10.50  $  12.04   $  12.03   $  11.61  $  11.31
Total Return...................        0.6%       5.7%       6.3%      5.0%      0.1%       3.6%       2.6%     13.1%
Investment Income Ratio........        2.0%       2.4%       2.7%      3.4%      2.1%       1.2%       1.4%      1.2%

SERIES VI POLICIES (f)
Net Assets.....................    $ 16,428   $ 14,847   $ 11,228  $  4,069  $  4,118   $  4,001   $  2,880  $    983
Units Outstanding..............       1,379      1,254      1,004       387       343        334        250        88
Variable Accumulation Unit
 Value.........................    $  11.91   $  11.83   $  11.18  $  10.51  $  11.99   $  11.97   $  11.54  $  11.23
Total Return...................        0.7%       5.8%       6.4%      5.1%      0.2%       3.7%       2.7%     12.3%
Investment Income Ratio........        2.1%       2.2%       2.8%      3.5%      2.1%       1.3%       1.2%      0.9%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                MFS(R) INVESTORS                                MFS(R)                                      MFS(R)
                 TRUST SERIES--                            RESEARCH SERIES--                          UTILITIES SERIES--
                  SERVICE CLASS                              SERVICE CLASS                               SERVICE CLASS
    -----------------------------------------  -----------------------------------------   -----------------------------------------
      2006       2005       2004       2003      2006       2005       2004       2003       2006       2005       2004       2003
    --------------------------------------------------------------------------------------------------------------------------------
    $  1,221   $  1,151   $    833   $    135  $  1,620   $  1,486   $    930   $    382   $ 82,645   $ 69,366   $ 15,141   $      3
          97         92         70         12       123        112         74         35      4,824      4,346      1,092         --
    $  12.54   $  12.56   $  11.91   $  10.86  $  13.15   $  13.33   $  12.56   $  11.02   $  17.14   $  15.94   $  13.86   $  10.83
       (0.2%)      5.5%       9.6%       8.6%     (1.3%)      6.1%      14.0%      10.2%       7.5%      15.0%      28.0%       8.3%
        0.5%       0.3%       0.3%         --      0.6%       0.3%       0.8%         --       4.1%       0.4%         --         --

    $     38   $      1   $     --   $     --  $     46   $     55   $     --   $     --   $  2,865   $  1,822   $    154   $     --
           4         --         --         --         4          5         --         --        186        127         12         --
    $  10.70   $  10.73   $  10.00   $     --  $  10.62   $  10.77   $  10.00   $     --   $  15.35   $  14.29   $  12.45   $     --
       (0.3%)      7.3%         --         --     (1.4%)      7.7%         --         --       7.5%      14.8%      24.5%         --
        0.5%         --         --         --      0.5%       0.1%         --         --       4.2%       0.3%         --         --

    $  1,521   $  1,404   $    874   $    314  $  2,087   $  2,038   $  1,616   $    637   $ 53,425   $ 44,612   $ 11,129   $     80
         121        111         73         29       161        155        130         58      2,971      2,684        763          7
    $  12.56   $  12.60   $  11.96   $  10.94  $  12.99   $  13.18   $  12.45   $  10.95   $  17.97   $  16.73   $  14.58   $  11.41
       (0.3%)      5.3%       9.4%       9.4%     (1.4%)      5.9%      13.7%       9.5%       7.4%      14.7%      27.8%      14.1%
        0.5%       0.3%       0.4%         --      0.6%       0.3%       0.8%         --       4.1%       0.4%       0.1%         --

    $  1,826   $  1,769   $  1,095   $    469  $  2,342   $  2,182   $  1,604   $    460   $ 44,365   $ 34,325   $  6,513   $     63
         144        140         91         43       183        168        131         43      2,446      2,044        444          5
    $  12.65   $  12.68   $  12.02   $  10.97  $  12.82   $  12.99   $  12.25   $  10.75   $  18.12   $  16.85   $  14.67   $  11.46
       (0.3%)      5.5%       9.5%       9.7%     (1.3%)      6.0%      13.9%       7.5%       7.5%      14.9%      28.0%      14.6%
        0.5%       0.3%       0.4%         --      0.6%       0.3%       0.7%         --       4.1%       0.4%       0.1%         --

    $    127   $    107   $     39   $     13  $     96   $     44   $     26   $     15   $  2,607   $  2,110   $    417   $     11
          10          9          3          1         7          3          2          1        145        126         28          1
    $  12.46   $  12.52   $  11.91   $  10.92  $  13.04   $  13.24   $  12.54   $  11.05   $  18.01   $  16.78   $  14.66   $  11.50
       (0.5%)      5.1%       9.1%       9.2%     (1.5%)      5.6%      13.4%      10.5%       7.3%      14.4%      27.5%      15.0%
        0.6%       0.3%       0.3%         --      0.7%       0.3%       0.8%         --       4.0%       0.4%       0.2%         --

    $  1,226   $  1,015   $    783   $    187  $  1,720   $  1,715   $    856   $    279   $ 39,027   $ 34,143   $  6,561   $      1
          98         81         66         17       131        128         68         25      2,179      2,042        451         --
    $  12.44   $  12.49   $  11.88   $  10.88  $  13.17   $  13.36   $  12.64   $  11.13   $  17.88   $  16.65   $  14.54   $  11.39
       (0.4%)      5.2%       9.2%       8.8%     (1.5%)      5.7%      13.6%      11.3%       7.4%      14.6%      27.6%      13.9%
        0.5%       0.3%       0.3%         --      0.6%       0.3%       0.7%         --       4.0%       0.4%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                             NEUBERGER BERMAN AMT                            T. ROWE PRICE
                                               MID-CAP GROWTH--                              EQUITY INCOME
                                                    CLASS S                                  PORTFOLIO--II
                                   -----------------------------------------   -----------------------------------------
                                     2006       2005       2004       2003       2006       2005       2004       2003
                                   -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.....................    $  5,091   $  3,298   $  1,365   $      6   $ 23,138   $ 18,925   $  9,680   $  2,506
Units Outstanding..............         344        236        109          1      1,715      1,460        765        224
Variable Accumulation Unit
 Value.........................    $  14.83   $  13.96   $  12.48   $  10.91   $  13.48   $  12.94   $  12.66   $  11.20
Total Return...................        6.2%      11.9%      14.4%       9.1%       4.1%       2.2%      13.0%      12.0%
Investment Income Ratio........          --         --         --         --       1.3%       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets.....................    $    106   $     29   $      2   $     --   $  1,415   $    903   $     16   $     --
Units Outstanding..............           8          3         --         --        129         84          2         --
Variable Accumulation Unit
 Value.........................    $  12.65   $  11.92   $  10.67   $     --   $  10.98   $  10.55   $  10.33   $     --
Total Return...................        6.1%      11.7%       6.7%         --       4.1%       2.1%       3.3%         --
Investment Income Ratio........          --         --         --         --       1.4%       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets.....................    $  4,402   $  2,766   $  1,635   $    105   $ 42,069   $ 38,632   $ 26,791   $  5,783
Units Outstanding..............         296        199        130         10      3,147      3,006      2,128        518
Variable Accumulation Unit
 Value.........................    $  14.85   $  14.00   $  12.54   $  10.98   $  13.37   $  12.85   $  12.59   $  11.16
Total Return...................        6.0%      11.6%      14.2%       9.8%       4.0%       2.1%      12.8%      11.6%
Investment Income Ratio........          --         --         --         --       1.3%       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets.....................    $  4,392   $  3,083   $  1,505   $    269   $ 54,027   $ 45,332   $ 24,618   $  5,370
Units Outstanding..............         286        213        116         24      3,997      3,492      1,941        478
Variable Accumulation Unit
 Value.........................    $  15.36   $  14.47   $  12.95   $  11.32   $  13.50   $  12.96   $  12.68   $  11.23
Total Return...................        6.1%      11.8%      14.4%      13.2%       4.1%       2.2%      13.0%      12.3%
Investment Income Ratio........          --         --         --         --       1.3%       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets.....................    $    277   $    356   $    307   $     82   $  5,220   $  4,636   $  2,966   $    933
Units Outstanding..............          19         25         24          7        394        364        237         84
Variable Accumulation Unit
 Value.........................    $  14.95   $  14.11   $  12.67   $  11.12   $  13.25   $  12.75   $  12.53   $  11.13
Total Return...................        5.9%      11.4%      13.9%      11.2%       3.9%       1.8%      12.5%      11.3%
Investment Income Ratio........          --         --         --         --       1.3%       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets.....................    $  3,298   $  1,887   $    970   $     56   $ 33,896   $ 29,037   $ 15,499   $  3,257
Units Outstanding..............         220        133         76          5      2,545      2,261      1,233        292
Variable Accumulation Unit
 Value.........................    $  14.99   $  14.15   $  12.69   $  11.13   $  13.32   $  12.81   $  12.57   $  11.16
Total Return...................        6.0%      11.5%      14.0%      11.3%       4.0%       1.9%      12.6%      11.6%
Investment Income Ratio........          --         --         --         --       1.3%       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                 VAN KAMPEN UIF                          VICTORY VIF
            EMERGING MARKETS EQUITY--                DIVERSIFIED STOCK--
                    CLASS II                            CLASS A SHARES
    -----------------------------------------   ------------------------------
      2006       2005       2004       2003       2006       2005       2004
    --------------------------------------------------------------------------
    $ 10,921   $  6,717   $  2,225   $    424   $  6,754   $  5,802   $  2,061
         463        304        134         31        557        483        184
    $  23.57   $  21.93   $  16.63   $  13.71   $  12.13   $  12.00   $  11.19
        7.5%      31.9%      21.3%      37.1%       1.1%       7.2%      11.9%
          --       0.4%       0.7%         --       0.5%       0.1%       1.6%

    $    414   $    183   $      1   $     --   $    228   $    136   $     --
          27         13         --         --         21         13         --
    $  15.09   $  14.06   $  10.67   $     --   $  10.77   $  10.67   $  10.00
        7.4%      31.7%       6.7%         --       1.0%       6.7%         --
          --       0.4%         --         --       0.4%         --         --

    $ 16,614   $ 11,562   $  4,867   $  1,422   $  3,019   $  2,706   $  1,176
         735        555        305        108        253        228        106
    $  22.59   $  21.04   $  15.98   $  13.20   $  11.97   $  11.85   $  11.08
        7.4%      31.7%      21.0%      32.0%       1.0%       7.0%      10.8%
          --       0.4%       0.7%         --       0.5%       0.1%       1.5%

    $ 18,450   $ 12,712   $  4,745   $    729   $  5,162   $  4,210   $  1,599
         786        582        287         53        437        361        147
    $  23.44   $  21.82   $  16.55   $  13.65   $  11.80   $  11.68   $  10.90
        7.4%      31.8%      21.2%      36.5%       1.0%       7.2%       9.0%
          --       0.4%       0.7%         --       0.5%       0.1%       1.8%

    $    609   $    462   $     73   $     --   $    466   $    260   $     13
          34         28          6         --         40         22          1
    $  17.95   $  16.74   $  12.76   $  10.57   $  11.68   $  11.58   $  10.85
        7.2%      31.3%      20.7%       5.7%       0.8%       6.8%       8.5%
          --       0.3%       0.9%         --       0.5%       0.1%       2.0%

    $ 15,119   $  8,696   $  2,312   $    297   $  3,721   $  3,197   $  1,007
         671        412        144         22        310        270         91
    $  22.58   $  21.05   $  16.01   $  13.25   $  11.93   $  11.82   $  11.06
        7.3%      31.5%      20.9%      32.5%       0.9%       6.9%      10.6%
          --       0.4%       0.9%         --       0.5%       0.1%       2.2%